      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2008.
                                                            FILE NOS. 333-137892
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 5                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 6                                    [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2008 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS


ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Polaris Choice III Variable
                                                                           Annuity; Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Polaris Choice III Variable
                                                                           Annuity; Purchasing a Polaris
                                                                           Choice III Variable Annuity;
                                                                           Investment Options
8.           Annuity Period..............................................  Annuity Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris Choice III Variable
                                                                           Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris Choice III
                                                                           Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Annuity Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           (POLARIS CHOICE III LOGO)
                                   PROSPECTUS

                                  MAY 1, 2008


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                           VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available fixed account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"), Columbia Funds Variable Insurance Trust I ("CFT I"), Franklin Templeton Variable Insurance Products Trust ("FTVIPT"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT").



                   UNDERLYING FUNDS:                                                    MANAGED BY:
  Aggressive Growth                                        AIG SunAmerica Asset Management Corp.
  Alliance Growth                                          AllianceBernstein, L.P.
  American Funds Asset Allocation SAST                     Capital Research and Management Company(2)
  American Funds Global Growth SAST                        Capital Research and Management Company(2)
  American Funds Growth SAST                               Capital Research and Management Company(2)
  American Funds Growth-Income SAST                        Capital Research and Management Company(2)
  Asset Allocation                                         Edge Asset Management, Inc.
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                         AIG SunAmerica Asset Management Corp.
  Capital Appreciation                                     Wellington Management Company, LLP
  Capital Growth                                           OppenheimerFunds, Inc.
  Cash Management                                          Columbia Management Advisors, LLC
  Columbia High Yield Fund, Variable Series                MacKay Shields LLC
  Columbia Marsico Focused Equities Fund, Variable         Marsico Capital Management, LLC
    Series
  Corporate Bond                                           Federated Investment Management Company
  Davis Venture Value                                      Davis Selected Advisers LLC
  "Dogs" of Wall Street(1)                                 AIG SunAmerica Asset Management Corp.
  Emerging Markets                                         Putnam Investment Management, Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Foreign Value                                            Templeton Investment Counsel, LLC
  Franklin Income Securities Fund                          Franklin Advisers, Inc.
  Franklin Templeton VIP Founding Funds Allocation Fund    Franklin Templeton Services, LLC(3)
  Fundamental Growth                                       Wells Capital Management Inc.
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Government and Quality Bond                              Wellington Management Company, LLP
  Growth                                                   Wellington Management Company, LLP
  Growth-Income                                            AllianceBernstein, L.P.
  Growth Opportunities                                     Morgan Stanley Investment Management Inc.(4)
  High-Yield Bond                                          AIG SunAmerica Asset Management Corp.
  International Diversified Equities                       Morgan Stanley Investment Management Inc.(4)
  International Growth and Income                          Putnam Investment Management, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Marsico Focused Growth                                   Marsico Capital Management, LLC
  MFS Massachusetts Investors Trust(1)                     Massachusetts Financial Services Company
  MFS Total Return                                         Massachusetts Financial Services Company
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company, LLP
  Real Estate                                              Davis Selected Advisers LLC
  Small Company Value                                      Franklin Advisory Services, LLC
  Small & Mid Cap Value                                    AllianceBernstein, L.P.
  Technology                                               Columbia Management Advisors, LLC
  Telecom Utility                                          Massachusetts Financial Services Company
  Total Return Bond(5)                                     Pacific Investment Management Company LLC
  Van Kampen LIT Capital Growth, Class II Shares(6)        Van Kampen Asset Management
  Van Kampen LIT Comstock, Class II Shares(1)              Van Kampen Asset Management
  Van Kampen LIT Growth and Income, Class II Shares        Van Kampen Asset Management


(1)  "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS
     Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(2)  Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(3)  Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(4)  Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

(5)  On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan
     Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6)  On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II
     Shares.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLE.......................................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Additional Optional Feature Fees.............................................     4
        Optional MarketLock Income Plus Fee......................................     4
        Optional MarketLock For Life Plus Fee....................................     4
        Optional MarketLock Fee..................................................     4
        Optional Capital Protector Fee...........................................     4
    Underlying Fund Expenses.....................................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................     6
 THE POLARIS CHOICE(III) VARIABLE ANNUITY........................................     7
 PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY...............................     7
    Allocation of Purchase Payments..............................................     8
    Accumulation Units...........................................................     8
    Free Look....................................................................     9
    Exchange Offers..............................................................     9
    Important Information for Military Servicemembers............................     9
 INVESTMENT OPTIONS..............................................................     9
    Variable Portfolios..........................................................     9
        Anchor Series Trust......................................................    10
        Columbia Funds Variable Insurance Trust I................................    10
        Franklin Templeton Variable Insurance Products Trust.....................    10
        Lord Abbett Series Fund, Inc. ...........................................    10
        SunAmerica Series Trust..................................................    10
        Van Kampen Life Investment Trust.........................................    11
    Substitution, Addition or Deletion of Variable Portfolios....................    13
    Fixed Accounts...............................................................    13
    Dollar Cost Averaging Fixed Accounts.........................................    14
    Dollar Cost Averaging Program................................................    14
    Polaris Portfolio Allocator Program..........................................    14
    Transfers During the Accumulation Phase......................................    16
    Automatic Asset Rebalancing Program..........................................    18
    Voting Rights................................................................    19
 ACCESS TO YOUR MONEY............................................................    19
    Free Withdrawal Provision....................................................    19
    Systematic Withdrawal Program................................................    20
    Nursing Home Waiver..........................................................    21
    Minimum Contract Value.......................................................    21
 OPTIONAL LIVING BENEFITS........................................................    21
    MarketLock Income Plus.......................................................    21
    MarketLock For Life Plus.....................................................    28
    MarketLock...................................................................    35
    Capital Protector............................................................    40
 DEATH BENEFITS..................................................................    41
    Standard Death Benefit.......................................................    43
    Optional Enhanced Death Benefits.............................................    44
    Optional EstatePlus Benefit..................................................    45
    Spousal Continuation.........................................................    44
 EXPENSES........................................................................    46
    Separate Account Expenses....................................................    45
    Withdrawal Charges...........................................................    47
    Underlying Fund Expenses.....................................................    47
    Contract Maintenance Fee.....................................................    46
    Transfer Fee.................................................................    47
    Optional MarketLock Income Plus Fee..........................................    47
    Optional MarketLock For Life Plus Fee........................................    48
    Optional MarketLock Fee......................................................    48
    Optional Capital Protector Fee...............................................    47
    Optional Death Benefit Fee...................................................    49
    Optional EstatePlus Fee......................................................    49
    Premium Tax..................................................................    49
    Income Taxes.................................................................    49
    Reduction or Elimination of Fees, Expenses and Additional Amounts Credited...    49
 ANNUITY INCOME OPTIONS..........................................................    49
    Annuity Date.................................................................    49
    Annuity Income Options.......................................................    48
    Fixed or Variable Annuity Income Payments....................................    50
    Annuity Income Payments......................................................    50
    Transfers During the Income Phase............................................    49
    Deferment of Payments........................................................    51
 TAXES...........................................................................    51
    Annuity Contracts in General.................................................    51
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    49
    Tax Treatment of Distributions - Qualified Contracts.........................    50
    Required Minimum Distributions...............................................    51
    Tax Treatment of Death Benefits..............................................    52
    Tax Treatment of Optional Living Benefits....................................    54
    Contracts Owned by a Trust or Corporation....................................    54
    Gifts, Pledges and/or Assignments of a Contract..............................    54
    Diversification and Investor Control.........................................    53
 OTHER INFORMATION...............................................................    55
    AIG SunAmerica Life..........................................................    55
    The Distributor..............................................................    55
    The Separate Account.........................................................    55
    The General Account..........................................................    55
    Payments in Connection with Distribution of the Contract.....................    54
    Administration...............................................................    55
    Legal Proceedings............................................................    57
    Financial Statements.........................................................    57
    Registration Statements......................................................    56
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    58
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - OPTIONAL LIVING BENEFITS EXAMPLES..................................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   C-1
 APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   D-1
 APPENDIX E - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 31,
  2007...........................................................................   E-1


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.



FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.



FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust, and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris Choice(III) Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for four complete years, withdrawal charges no longer apply to that Purchase Payment. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. Please see the FEE TABLE, PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these features can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(2)......7%


TRANSFER FEE.................. $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3).....................................................  $35 per year


SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


Separate Account Charges(4).....................................................  1.52%
Optional Death Benefit Fee......................................................  0.25%
Optional EstatePlus Fee(5)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  2.02%


ADDITIONAL OPTIONAL FEATURE FEES

You may elect only one of the following optional living benefits below:



   OPTIONAL MARKETLOCK INCOME PLUS FEE


   (calculated as a percentage of the Income Base)(6)



    NUMBER OF COVERED PERSONS                  ANNUALIZED FEE
    -------------------------                  --------------
    For One Covered Person...................      0.95%
    For Two Covered Persons..................      1.20%



   OPTIONAL MARKETLOCK FOR LIFE PLUS FEE


   (calculated as a percentage of the Income Base)(7)



    MARKETLOCK FOR     NUMBER OF
    LIFE PLUS OPTIONS  COVERED PERSONS           ANNUALIZED FEE
    -----------------  -----------------------   --------------
    +6% Option         For One Covered Person      0.65%
                       For Two Covered Persons     0.90%

    +7% Option         For One Covered Person      0.75%
                       For Two Covered Persons     1.00%



   OPTIONAL MARKETLOCK FEE


   (calculated as a percentage of the MAV Benefit Base)(8)



                                               ANNUALIZED FEE
                                               --------------
    All years in which the feature is in           0.65%
      effect.................................



   OPTIONAL CAPITAL PROTECTOR FEE


   (calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(9)


    CONTRACT YEAR                                                                     ANNUALIZED FEE
    -------------                                                                     --------------
      0-5...........................................................................       0.65%
      6-10..........................................................................       0.45%
      11+...........................................................................        none


UNDERLYING FUND EXPENSES (AS OF DECEMBER 31, 2007)


The following shows the minimum and maximum total operating expenses (including Master Fund expenses, if applicable) charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds' expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.


                                            MINIMUM             MAXIMUM              MAXIMUM
                                          (BEFORE ANY         (BEFORE ANY          (AFTER ANY
                                          WAIVERS OR          WAIVERS OR           WAIVERS OR
TOTAL ANNUAL UNDERLYING FUND EXPENSES   REIMBURSEMENTS)     REIMBURSEMENTS)    REIMBURSEMENTS)(10)
-------------------------------------   ---------------     ---------------    -------------------
(expenses that are deducted from
  Underlying Funds of the Trusts,
  including management fees, other
  expenses and 12b-1 fees if
  applicable).................               0.72%               1.95%                1.35%

FOOTNOTES TO THE FEE TABLE:



(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE PREMIUM TAX AND STATE APPENDIX BELOW.



(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:


YEARS SINCE RECEIPT:........................................   1    2    3    4    5
                                                              7%   6%   6%   5%   0%


(3) The contract maintenance fee may be waived if contract value is $50,000 or more.



(4) If you do not elect any optional features, your total separate account annual expenses would be 1.52%.



(5) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected.



(6) MarketLock Income Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments from years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where
    (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



(7) MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments from years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 10 years, the Income Base is increased to the greater of
    (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Account which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



(8) MarketLock is an optional guaranteed minimum withdrawal benefit. The MAV Benefit Base equals the greater of (a) Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted only for excess withdrawals during the applicable period. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.



(9) AIG SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a Feeder Fund. This fee waiver will continue as long as the Portfolio is part of a Master-Feeder Fund structure unless the Board approves a change in or elimination of the waiver.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 2.02% (including the optional Death Benefit and the optional EstatePlus feature), the optional MarketLock Income Plus feature (1.20%) and investment in an Underlying Fund with total expenses of 1.95%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,221            $2,161            $2,596            $5,163
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $521             $1,561            $2,596            $5,163
---------------------------------------------------------------------
---------------------------------------------------------------------



MINIMUM EXPENSE EXAMPLES



(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $932             $1,315            $1,225            $2,626
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $232              $715             $1,225            $2,626
---------------------------------------------------------------------
---------------------------------------------------------------------





EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the fee of optional living benefits, equals contract value and that no withdrawals are taken during the stated period.



4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                    THE POLARIS CHOICE(III) VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period. SEE EXPENSES BELOW. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                        PURCHASING A POLARIS CHOICE(III)
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $4,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                     $10,000                          $500
--------------------------------------------------------------------------------------------

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.


You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS



If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government, and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I - CLASS A



     Columbia Management Advisors, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust I ("CFT I"). Columbia Funds Variable Insurance Trust I was previously known as Nations Separate Account Trust.



     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2


     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund.


     Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds. Each underlying fund of the VIP Founding Funds has its own investment adviser.



     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SUNAMERICA SERIES TRUST - CLASS 3



     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST offers master-feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. AIG SAAMCo is the investment adviser to the Feeder Funds.



     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities. Each Master Fund is advised by Capital Research and Management Company; each Feeder Fund is advised by AIG SAAMCo. Because each Feeder Funds invests all its assets in a Master Fund, the Feeder Funds do not pay investment management fees to their investment adviser, AIG SAAMCo.



     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund, which include a 12b-1 fee of 0.25% of the average daily net asset value allocated to the Feeder Funds. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. You should know that we offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved AIG SAAMCo as investment adviser to the Feeder Fund, AIG SAAMCo would be fully compensated for its portfolio management services. See the Trust's prospectus and the SAI for more discussion of the Master-Feeder structure.


     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life
                              Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

ALL OF THE UNDERLYING FUNDS LISTED BELOW MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT.



                  UNDERLYING FUNDS                                     MANAGED BY:                   TRUST  ASSET CLASS
                  ----------------                                     -----------                   -----  -----------
Aggressive Growth                                      AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth                                        AllianceBernstein, L.P.                       SAST   STOCK
American Funds Asset Allocation SAST                   Capital Research and Management Company(2)    SAST   BALANCED
American Funds Global Growth SAST                      Capital Research and Management Company(2)    SAST   STOCK
American Funds Growth SAST                             Capital Research and Management Company(2)    SAST   STOCK
American Funds Growth-Income SAST                      Capital Research and Management Company(2)    SAST   STOCK
Asset Allocation                                       Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                               J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.         SAST   STOCK
Capital Appreciation                                   Wellington Management Company, LLP            AST    STOCK
Capital Growth                                         OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                        Columbia Management Advisors, LLC             SAST   CASH
Columbia High Yield Fund, Variable Series              MacKay Shields LLC                            CFT I  BOND
Columbia Marsico Focused Equities Fund, Variable       Marsico Capital Management, LLC               CFT I  STOCK
  Series
Corporate Bond                                         Federated Investment Management Company       SAST   BOND
Davis Venture Value                                    Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street(1)                               AIG SunAmerica Asset Management Corp.         SAST   STOCK
Emerging Markets                                       Putnam Investment Management, Inc.            SAST   STOCK
Equity Opportunities                                   OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value                                          Templeton Investment Counsel, LLC             SAST   STOCK
Franklin Income Securities Fund                        Franklin Advisers, Inc.                       FTVIPT BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC(3)           FTVIPT BALANCED
Fundamental Growth                                     Wells Capital Management Inc.                 SAST   STOCK
Global Bond                                            Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                        J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                            Wellington Management Company, LLP            AST    BOND
Growth                                                 Wellington Management Company, LLP            AST    STOCK
Growth-Income                                          AllianceBernstein, L.P.                       SAST   STOCK
Growth Opportunities                                   Morgan Stanley Investment Management Inc.(4)  SAST   STOCK
High-Yield Bond                                        AIG SunAmerica Asset Management Corp.         SAST   BOND
International Diversified Equities                     Morgan Stanley Investment Management Inc.(4)  SAST   STOCK
International Growth and Income                        Putnam Investment Management, Inc.            SAST   STOCK
Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth                                 Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust(1)                   Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                       Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.        SAST   STOCK
Natural Resources                                      Wellington Management Company, LLP            AST    STOCK
Real Estate                                            Davis Selected Advisers LLC                   SAST   STOCK
Small Company Value                                    Franklin Advisory Services, LLC               SAST   STOCK
Small & Mid Cap Value                                  AllianceBernstein, L.P.                       SAST   STOCK
Technology                                             Columbia Management Advisors, LLC             SAST   STOCK
Telecom Utility                                        Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond(5)                                   Pacific Investment Management Company LLC     SAST   BOND
Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Comstock, Class II Shares(1)            Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management                   VKT    STOCK



(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.



(2) These Feeder Funds currently invest exclusively in shares of the Master Funds of the American Funds Insurance Series ("AFIS"). The Master Funds are managed by Capital Research and Management Company.



(3) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.



(4) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.



(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.



YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU SHOULD ALSO READ THE ACCOMPANYING PROSPECTUS FOR THE MASTER FUNDS CAREFULLY. THE MASTER FUNDS' PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND RISK FACTORS OF THE MASTER FUNDS IN WHICH THE FEEDER FUNDS CURRENTLY INVEST.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION


The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.



You can transfer 100% of your investment from one Portfolio Allocator model to a different Portfolio Allocator model at any time.


WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio

Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS


You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.



Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment needs may change. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


The Portfolio Allocator models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.



The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.



The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS


---------------------------------------------------------------
VARIABLE PORTFOLIOS   MODEL 1    MODEL 2    MODEL 3    MODEL 4
---------------------------------------------------------------
 American Funds
   Global Growth
   SAST                   4%         5%         6%         8%
---------------------------------------------------------------
 American Funds
   Growth SAST            3%         4%         4%         5%
---------------------------------------------------------------
 American Funds
   Growth-Income
   SAST                   4%         5%         6%         8%
---------------------------------------------------------------
 Capital
   Appreciation           2%         2%         3%         3%
---------------------------------------------------------------
 Cash Management          2%         0%         0%         0%
---------------------------------------------------------------
 Corporate Bond           8%         6%         5%         0%
---------------------------------------------------------------
 Davis Venture Value      4%         5%         5%         6%
---------------------------------------------------------------
 Emerging Markets         0%         0%         2%         3%
---------------------------------------------------------------
 Foreign Value            4%         6%         7%         8%
---------------------------------------------------------------
 Global Bond              4%         3%         0%         0%
---------------------------------------------------------------
 Government and
   Quality Bond          12%         7%         4%         0%
---------------------------------------------------------------
 Growth
   Opportunities          2%         3%         4%         5%
---------------------------------------------------------------
 High-Yield Bond          4%         3%         0%         0%
---------------------------------------------------------------
 International
   Growth & Income        4%         5%         6%         8%
---------------------------------------------------------------
 Lord Abbett Growth
   and Income             2%         2%         3%         3%
---------------------------------------------------------------
 MFS Massachusetts
   Investors Trust        4%         5%         6%         7%
---------------------------------------------------------------
 Mid-Cap Growth           0%         0%         0%         3%
---------------------------------------------------------------
 Real Estate              3%         4%         4%         5%
---------------------------------------------------------------
 Small & Mid Cap
   Value                  6%         7%         7%         8%
---------------------------------------------------------------
 Small Company Value      0%         2%         3%         4%
---------------------------------------------------------------
 Total Return Bond       17%        13%        11%         2%
---------------------------------------------------------------
 Van Kampen LIT
   Comstock, Class
   II Shares              4%         5%         6%         6%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         8%         8%
---------------------------------------------------------------
TOTAL                   100%       100%       100%       100%
---------------------------------------------------------------


The Polaris Portfolio Allocator models and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Polaris Portfolio Allocator model are reallocated annually on or about May 1. However, once you invest in a Polaris Portfolio Allocator model, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a model will not be changed by us.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.



The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").



For example, if you made a transfer on August 16, 2007 and within the previous six months (from February 17, 2007 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).


U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.


All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods;
(3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:


     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect certain optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program. PLEASE SEE MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS BELOW.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you surrender your contract, we also deduct premium taxes, if applicable, and a contract maintenance fee, if applicable. SEE EXPENSES BELOW.



If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.



FREE WITHDRAWAL PROVISION


Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in the EXPENSES section below. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and


     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.


When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

When you make a withdrawal, we return the portion of contract value withdrawn less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 3, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 4th contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)


    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B X C = $5,000]


    D=Your full contract value ($85,000) available for total withdrawal

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.


MarketLock For Two and Polaris Income Rewards are no longer available for purchase. If you elected MarketLock For Two and/or Polaris Income Rewards, please see the Statement of Additional Information for details regarding these benefits.



MARKETLOCK INCOME PLUS



What is MarketLock Income Plus?



MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.



Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the maximum annual withdrawal amount allowable by the feature. The sum of withdrawals in any contract year up to the maximum annual withdrawal amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.



In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any other additional restrictions.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.



When and how may I elect MarketLock Income Plus?



You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.



You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.



IF YOU ELECT ONE COVERED PERSON:



----------------------------------------------
                           Covered Person
                      ------------------------
                        MINIMUM      MAXIMUM
                          AGE        AGE(1)
----------------------------------------------
     One Owner            45           80
----------------------------------------------
    Joint Owners
(based on the age of      45           80
   the older Owner)
----------------------------------------------



IF YOU ELECT TWO COVERED PERSONS:



------------------------------------------------------------------------
                         Covered Person #1         Covered Person #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------



(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.



(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.



How does MarketLock Income Plus work?



MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.



You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit is not available for Subsequent Extensions.



New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD.

Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.



Is there an additional guarantee if I do not take withdrawals for 10 years?



Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.



What determines the Maximum Annual Withdrawal Percentage?



The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.



One Covered Person



If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:



--------------------------------------------------------------
                                        MAXIMUM ANNUAL
 AGE OF THE COVERED PERSON AT             WITHDRAWAL
   TIME OF FIRST WITHDRAWAL               PERCENTAGE
--------------------------------------------------------------
    Prior to 62nd Birthday            4% of Income Base
--------------------------------------------------------------
  On or after 62nd Birthday           5% of Income Base
--------------------------------------------------------------



Two Covered Persons



If the feature is elected to cover two lives, the following is applicable:



------------------------------------------------------------------------------
                                                        MAXIMUM ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL              PERCENTAGE
------------------------------------------------------------------------------
        Prior to 62nd Birthday                        4% of Income Base
------------------------------------------------------------------------------
      On or after 62nd Birthday                       5% of Income Base
------------------------------------------------------------------------------



If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.



Are there investment requirements if I elect MarketLock Income Plus?



Yes, as long as the feature is in effect, you may comply with investment requirements by allocating your investments in one of three ways:



     1. Invest 100% in the Cash Management Variable Portfolio



     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3



     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return



If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.



For details regarding the investment allocations of the Polaris Portfolio Allocator Models, please see POLARIS PORTFOLIO ALLOCATOR PROGRAM above.



The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.



Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:



     - any transfer or reallocation you initiate; or



     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.



How are the components for MarketLock Income Plus calculated?



First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:



     1. 100% of Purchase Payments received during the first contract year; and



     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.



Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.



Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.



Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.



Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.



Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.



Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. PLEASE SEE THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX BELOW.



Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.



How can the Income Base and Income Credit Base be increased?



On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.



Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:



     (a) is the cumulative Eligible Purchase Payments; and



     (b) is the current Income Base, increased by the Income Credit, if any; and



     (c) is all previous Anniversary Values during any Income Base Evaluation Period.



On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:



     (a) the Income Base calculated based on the maximum Anniversary Value; and



     (b) the current Income Base plus the Income Credit.



If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.



INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.



The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.



In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:



     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and



     (b) is the current Income Base plus the Income Credit, if applicable; and



     (c) is the Minimum Income Base.



On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:



     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and



     (b) is the current Income Credit Base; and



     (c) is the Minimum Income Base.



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?



INCREASES IN THE INCOME BASE



In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.



DECREASES IN THE INCOME BASE



Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.



What are the effects of withdrawals on MarketLock Income Plus?



The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.



You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.



Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.



The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:



     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock Income Plus calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.



Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.



What is the fee for MarketLock Income Plus?



The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:



----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------



The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.



An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.



If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.



New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at the time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?



Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").



After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us in writing before the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.



If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.



What happens if the contract value is reduced to zero?



All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).



However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.



If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.



When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:



     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     2. Any payment option mutually agreeable between you and us.



If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.



What happens to MarketLock Income Plus upon a spousal continuation?



If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or



     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or



     2. Continue the contract with MarketLock Income Plus and its corresponding fee.



The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.



If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" above.



Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?



No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. SEE DEATH BENEFITS BELOW.



What happens to MarketLock Income Plus upon the Latest Annuity Date?



If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:



     1. Annuitize the contract value under the contract's annuity provisions; or



     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     3. Any payment option mutually agreeable between you and us.



If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.



Can MarketLock Income Plus be cancelled?



MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.



Are there circumstances under which MarketLock Income Plus will automatically terminate?



The feature automatically terminates upon the occurrence of one of the following:



     1. Annuitization of the contract; or



     2. Termination or surrender of the contract; or



     3. A death benefit is paid and the contract is terminated; or



     4. Excess Withdrawals reduce the contract value to zero; or



     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or



     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"



If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.



Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?



Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:



     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or



     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.



Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered

Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock Income Plus be cancelled?"


MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?


MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.


Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.


Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Please see ACCESS TO YOUR MONEY above.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.
When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            Covered Person
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            45             80
-------------------------------------------------
    Joint Owners
(based on the age of      45             80
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         Covered Person #1         Covered Person #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?


MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both the +6% option and the +7% option annually lock-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest

Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date. The +7% option offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date. MarketLock For Life Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock For Life Plus.



MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.



The two options available under MarketLock For Life Plus are summarized as follows:



--------------------------------------------------------------------------
       MARKETLOCK
      FOR LIFE PLUS              BASIS FOR GUARANTEED          AMOUNT OF
         OPTIONS                     WITHDRAWALS             INCOME CREDIT
--------------------------------------------------------------------------
 +6% Option                Greater of:                       6% of Income
                           (1) highest Anniversary Value;     Credit Base
                           or
                           (2) Income Base plus the Income
                           Credit
--------------------------------------------------------------------------
 +7% Option                Greatest of:                      7% of Income
                           (1) highest Anniversary Value;     Credit Base
                           (2) Income Base plus the Income
                           Credit; or
                           (3) if no withdrawals are taken
                           in the first 10 contract years
                           following the Effective Date,
                           200% of the Purchase Payments
                           made in the first contract year.
--------------------------------------------------------------------------


For an explanation of defined terms used in the table above, please see "How are the components of MarketLock For Life Plus calculated?" below.

What determines the Maximum Annual Withdrawal Percentage?


The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


--------------------------------------------------------------------------
                                                    MAXIMUM ANNUAL
AGE OF THE COVERED PERSON AT TIME OF FIRST            WITHDRAWAL
                WITHDRAWAL                            PERCENTAGE
--------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday        4% of Income Base
--------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday        5% of Income Base
--------------------------------------------------------------------------
     On or after 76th birthday                    6% of Income Base
--------------------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


------------------------------------------------------------------------------
                                                        MAXIMUM ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL              PERCENTAGE
------------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday            4% of Income Base
------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday            5% of Income Base
------------------------------------------------------------------------------
      On or after 76th birthday                       6% of Income Base
------------------------------------------------------------------------------



If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a benefit year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.


Are there investment requirements if I elect MarketLock For Life Plus?


As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below. The two options are subject to different investment requirements as outlined below.



+6% OPTION - INVESTMENT REQUIREMENTS



You may comply with investment requirements for the +6% option by allocating your investments in one of three ways:



     1. Invest 100% in Polaris Portfolio Allocator Model 1, 2 or 3


     2. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

     3. Invest in accordance with the requirements outlined in the table below:


------------------------------------------------------------------------
     INVESTMENT         INVESTMENT           VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT          AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed Accounts     Maximum 100%   Corporate Bond
                                      Global Bond
                                      Government and Quality Bond
                                      Total Return Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed
------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      SAST
                                      American Funds Global Growth SAST
                                      American Funds Growth SAST
                                      American Funds Growth-Income SAST
                                      Asset Allocation
                                      Balanced
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Columbia High Yield Fund, VS
                                      Columbia Marsico Focused Equities
                                        Fund, VS
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Opportunities
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Telecom Utility
                                      Van Kampen LIT Capital Growth,
                                        Class II Shares
                                      Van Kampen LIT Comstock,
                                        Class II Shares
                                      Van Kampen LIT Growth and Income,
                                        Class II Shares
------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Capital Growth
                       Maximum 20%    Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
------------------------------------------------------------------------



+7% OPTION - INVESTMENT REQUIREMENTS



You may comply with investment requirements for the +7% option by allocating your investments in one of three ways:



     1. Invest 100% in the Cash Management Variable Portfolio



     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3



     3. Invest 100% in one or a combination of the following Portfolios:
        American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return.


For details regarding the investment allocations of the Polaris Portfolio Allocator models, please see POLARIS PORTFOLIO ALLOCATOR PROGRAM above.


The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.


Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.


Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET

REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.


We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.


Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.



Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.



Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.



     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:



     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:



          (a) is the current Income Base; and



          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.



     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:



     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.



     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:



          (a) the Income Base calculated based on the maximum Anniversary Value; and



          (b) the Income Credit plus the current Income Base.



     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.



If the +7% option is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary, the Income Base is calculated as the greatest of (a), (b) or (c), where:



          (a) is the Income Base calculated based on the maximum Anniversary Value;

          (b) is the Income Credit plus the current Income Base; and


          (c) is 200% of the Purchase Payments made in the first contract year.


The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.



The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.



Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below.


What is the fee for MarketLock For Life Plus?


The fee for MarketLock For Life Plus depends on whether you elect the +6% option or the +7% option and whether you elect to cover one life or two lives.



-------------------------------------------------------------------------------
   MARKETLOCK FOR LIFE             NUMBER OF
       PLUS OPTION              COVERED PERSONS            ANNUALIZED FEE
-------------------------------------------------------------------------------
 +6% Option                         For One                   0.65% of
                                Covered Person               Income Base
                           ------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------
 +7% Option                         For One                   0.75% of
                                Covered Person               Income Base
                           ------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------



The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect the +7% option and you take a withdrawal, your fee remains the same; however, your Income Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year.



An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.


If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?


The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT THE +7% OPTION AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR INCOME BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.



Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.


You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:


     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.



     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.



     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?" ).



If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.


What happens if the contract value is reduced to zero?


If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.


The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?



There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE INCOME BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.



Can I extend the Income Credit Period beyond 10 years?



No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.


What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the spousal continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. If the +7% option was elected, the Continuing Spouse is eligible to receive an additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "Can I extend the Income Base Evaluation Period beyond 10 years?" above.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?


If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:


     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.


If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock For Life Plus be cancelled?


MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

MARKETLOCK


What is MarketLock?



MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit").Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.



Please note that this feature and its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.



The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.



Withdrawals under the feature is treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see ACCESS TO YOUR MONEY section in the prospectus.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.


How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.


The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.


The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
TIME OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years**        7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday***                       owner
---------------------------------------------------------------------

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.


** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.


*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"


How are the components for MarketLock calculated?


In order to determine the Benefit's value, we calculate each of the components as described below.


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation or Anniversary Values, as defined below. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.


FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.


Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR    EFFECT ON MINIMUM WITHDRAWAL PERIOD
----------------------------------------------------------
  Amounts up to the    New Minimum Withdrawal Period = the
  Maximum Annual       MAV Benefit Base (which includes a
  Withdrawal Amount    deduction for any previous
                       withdrawal), divided by the current
                       Maximum Annual Withdrawal Amount
----------------------------------------------------------
  Amounts in excess    New Minimum Withdrawal Period = the
  of the Maximum       Minimum Withdrawal Period as of the
  Annual Withdrawal    prior contract anniversary minus
  Amount               one year
----------------------------------------------------------

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. See SPOUSAL CONTINUATION below. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:


     1. Annuitize the contract value under the contract's annuity income options; or


     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum

        Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.


** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.



CAPITAL PROTECTOR


What is Capital Protector?

Capital Protector is an optional guaranteed minimum accumulation benefit. Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance. On your 10th contract anniversary ("Benefit Date"), the feature provides a one-time adjustment ("Benefit") so that your contract value will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals as specified below, as of the Benefit Date.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days. The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.


What is the fee for Capital Protector?


The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

IMPORTANT INFORMATION ABOUT CAPITAL PROTECTOR

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector would not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.


The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.


To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.


OPTIONAL ENHANCED DEATH BENEFITS


For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or


     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or



     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.


The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.


The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying

Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

-------------------------------------------------------------------------
     YEAR SINCE RECEIPT         1        2        3        4        5
-------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE                         7%       6%       6%       5%       0%
-------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES


Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.



The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.



There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class II shares of Van Kampen Life Investment Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.


OPTIONAL MARKETLOCK INCOME PLUS FEE



The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.



The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:



----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------



OPTIONAL MARKETLOCK FOR LIFE PLUS FEE



The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives and whether you elect the +6% option or +7% option. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.


The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:


-------------------------------------------------------------------------------
     MARKETLOCK FOR                NUMBER OF
    LIFE PLUS OPTION            COVERED PERSONS            ANNUALIZED FEE
-------------------------------------------------------------------------------
 +6% Option                         For One                   0.65% of
                                Covered Person               Income Base
                           -------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------
 +7% Option                         For One                   0.75% of
                                Covered Person               Income Base
                           -------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------


OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------
                                ANNUALIZED FEE
----------------------------------------------------
 All years in which the    0.65% of MAV Benefit Base
   feature is in effect
----------------------------------------------------


OPTIONAL CAPITAL PROTECTOR FEE


The annualized Capital Protector fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. However, upon surrender or annuitization, we reserve the right to deduct the quarterly fee incurred. The fee is as follows:

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT FEE

The fee for the optional death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE APPENDIX BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------

                             ANNUITY INCOME OPTIONS

        ----------------------------------------------------------------
        ----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);


     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.


Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.


If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR


AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the

Statement of Additional Information for more information regarding this arrangement.



PLEASE SEE APPENDIX E FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.


PAYMENTS WE RECEIVE


We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.


RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.


In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.


There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account..............................     3
General Account...............................     3
Support Agreement Between the Company and
  AIG.........................................     4
Master-Feeder Structure.......................     4
Performance Data..............................     4
Annuity Income Payments.......................     8
Annuity Unit Values...........................     9
Death Benefit Options for Contracts Issued
  Before May 1, 2007..........................    13
Death Benefits Following Spousal Continuation
  for Contracts Issued Before May 1, 2007.....    14
MarketLock For Two Optional Living Benefit
  Provisions..................................    17
Polaris Income Rewards Optional Living Benefit
  Provisions..................................    23
Taxes.........................................    30
Broker-Dealer Firms Receiving Revenue Sharing
  Payments....................................    40
Distribution of Contracts.....................    41
Financial Statements..........................    41

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$15.910     (a)$17.353
                                                               (b)$15.748     (b)$17.152
        Ending AUV..........................................   (a)$17.353     (a)$16.976
                                                               (b)$17.152     (b)$16.669
        Ending Number of AUs................................   (a)657         (a)72,174
                                                               (b)19          (b)5,196

------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$31.497     (a)$32.629
                                                               (b)$31.153     (b)$32.173
        Ending AUV..........................................   (a)$32.629     (a)$36.738
                                                               (b)$32.173     (b)$36.044
        Ending Number of AUs................................   (a)12,540      (a)194,741
                                                               (b)609         (b)7,550

------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.000     (a)$10.534
                                                               (b)$10.000     (b)$10.521
        Ending AUV..........................................   (a)$10.534     (a)$11.019
                                                               (b)$10.521     (b)$10.951
        Ending Number of AUs................................   (a)2,546       (a)507,152
                                                               (b)20,538      (b)42,207

------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.000     (a)$10.768
                                                               (b)$10.000     (b)$10.757
        Ending AUV..........................................   (a)$10.768     (a)$12.137
                                                               (b)$10.757     (b)$12.064
        Ending Number of AUs................................   (a)54,516      (a)1,653,452
                                                               (b)11,382      (b)82,064

------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.000     (a)$10.537
                                                               (b)$10.000     (b)$10.524
        Ending AUV..........................................   (a)$10.537     (a)$10.859
                                                               (b)$10.524     (b)$10.791
        Ending Number of AUs................................   (a)58,472      (a)1,930,393
                                                               (b)5,689       (b)199,679

------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.000     (a)$10.656
                                                               (b)$10.000     (b)$10.647
        Ending AUV..........................................   (a)$10.656     (a)$11.748
                                                               (b)$10.647     (b)$11.679
        Ending Number of AUs................................   (a)59,496      (a)1,986,067
                                                               (b)4,193       (b)311,908

------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$23.880     (a)$24.966
                                                               (b)$23.860     (b)$24.884
        Ending AUV..........................................   (a)$24.966     (a)$26.599
                                                               (b)$24.884     (b)$26.352
        Ending Number of AUs................................   (a)882         (a)28,541
                                                               (b)13          (b)3,067

------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$15.502     (a)$16.185
                                                               (b)$15.334     (b)$15.976
        Ending AUV..........................................   (a)$16.185     (a)$16.762
                                                               (b)$15.976     (b)$16.439
        Ending Number of AUs................................   (a)1           (a)17,355
                                                               (b)20          (b)5,937

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$6.048      (a)$6.292
                                                               (b)$5.975      (b)$6.203
        Ending AUV..........................................   (a)$6.292      (a)$7.051
                                                               (b)$6.203      (b)$6.902
        Ending Number of AUs................................   (a)3           (a)69,149
                                                               (b)50          (b)43,488

------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$40.687     (a)$43.161
                                                               (b)$40.268     (b)$42.580
        Ending AUV..........................................   (a)$43.161     (a)$54.156
                                                               (b)$42.580     (b)$53.161
        Ending Number of AUs................................   (a)11,371      (a)292,798
                                                               (b)668         (b)54,977

------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$7.637      (a)$8.061
                                                               (b)$7.623      (b)$8.027
        Ending AUV..........................................   (a)$8.061      (a)$8.993
                                                               (b)$8.027      (b)$8.918
        Ending Number of AUs................................   (a)2,535       (a)749,819
                                                               (b)483         (b)33,619

------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.139     (a)$13.243
                                                               (b)$12.982     (b)$13.067
        Ending AUV..........................................   (a)$13.243     (a)$13.597
                                                               (b)$13.067     (b)$13.350
        Ending Number of AUs................................   (a)14,968      (a)499,721
                                                               (b)5,790       (b)9,728

------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES - CFT I Class A Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$15.228     (a)$15.946
                                                               (b)$15.029     (b)$15.711
        Ending AUV..........................................   (a)$15.946     (a)$15.994
                                                               (b)$15.711     (b)$15.658
        Ending Number of AUs................................   (a)385         (a)25,704
                                                               (b)20          (b)879

------------------------------------------------------------------------------------------
COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES - CFT I Class A
Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.981     (a)$11.921
                                                               (b)$10.827     (b)$11.730
        Ending AUV..........................................   (a)$11.921     (a)$13.334
                                                               (b)$11.730     (b)$13.071
        Ending Number of AUs................................   (a)5,514       (a)142,901
                                                               (b)337         (b)819

------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.455     (a)$17.675
                                                               (b)$17.291     (b)$17.481
        Ending AUV..........................................   (a)$17.675     (a)$18.316
                                                               (b)$17.481     (b)$18.024
        Ending Number of AUs................................   (a)14,876      (a)1,486,431
                                                               (b)1,090       (b)127,739

------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$35.890     (a)$38.538
                                                               (b)$35.500     (b)$38.020
        Ending AUV..........................................   (a)$38.538     (a)$40.004
                                                               (b)$38.020     (b)$39.269
        Ending Number of AUs................................   (a)17,229      (a)628,354
                                                               (b)2,065       (b)65,520

------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$12.143     (a)$12.916
                                                               (b)$12.026     (b)$12.776
        Ending AUV..........................................   (a)$12.916     (a)$12.444
                                                               (b)$12.776     (b)$12.256
        Ending Number of AUs................................   (a)72          (a)62,424
                                                               (b)376         (b)3,860

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$16.243     (a)$18.981
                                                               (b)$16.074     (b)$18.737
        Ending AUV..........................................   (a)$18.981     (a)$26.368
                                                               (b)$18.737     (b)$25.900
        Ending Number of AUs................................   (a)10,396      (a)438,081
                                                               (b)228         (b)33,830

------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$19.149     (a)$20.603
                                                               (b)$18.945     (b)$20.314
        Ending AUV..........................................   (a)$20.603     (a)$20.262
                                                               (b)$20.314     (b)$19.830
        Ending Number of AUs................................   (a)293         (a)27,227
                                                               (b)16          (b)203

------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.992     (a)$19.918
                                                               (b)$17.792     (b)$19.637
        Ending AUV..........................................   (a)$19.918     (a)$22.377
                                                               (b)$19.637     (b)$21.940
        Ending Number of AUs................................   (a)4,696       (a)474,608
                                                               (b)298         (b)30,369

------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
        Beginning AUV.......................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A

------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2
Shares
(Inception Date - 02/04/08)
        Beginning AUV.......................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A

------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.550     (a)$18.764
                                                               (b)$17.349     (b)$18.499
        Ending AUV..........................................   (a)$18.764     (a)$21.243
                                                               (b)$18.499     (b)$20.794
        Ending Number of AUs................................   (a)0           (a)530,111
                                                               (b)17          (b)23,578

------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.581     (a)$17.792
                                                               (b)$17.332     (b)$17.514
        Ending AUV..........................................   (a)$17.792     (a)$19.469
                                                               (b)$17.514     (b)$19.036
        Ending Number of AUs................................   (a)1,999       (a)375,686
                                                               (b)17          (b)10,802

------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$21.582     (a)$23.713
                                                               (b)$21.273     (b)$23.329
        Ending AUV..........................................   (a)$23.713     (a)$26.063
                                                               (b)$23.329     (b)$25.508
        Ending Number of AUs................................   (a)1,522       (a)66,332
                                                               (b)14          (b)2,031

------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.147     (a)$17.248
                                                               (b)$16.961     (b)$17.031
        Ending AUV..........................................   (a)$17.248     (a)$18.012
                                                               (b)$17.031     (b)$17.696
        Ending Number of AUs................................   (a)22,573      (a)1,701,963
                                                               (b)2,058       (b)84,837

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$31.912     (a)$33.954
                                                               (b)$31.558     (b)$33.504
        Ending AUV..........................................   (a)$33.954     (a)$36.761
                                                               (b)$33.504     (b)$36.094
        Ending Number of AUs................................   (a)1,435       (a)211,145
                                                               (b)122         (b)10,994

------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$29.767     (a)$31.254
                                                               (b)$29.437     (b)$30.838
        Ending AUV..........................................   (a)$31.254     (a)$34.122
                                                               (b)$30.838     (b)$33.364
        Ending Number of AUs................................   (a)51          (a)22,237
                                                               (b)10          (b)632

------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$5.310      (a)$5.603
                                                               (b)$5.259      (b)$5.540
        Ending AUV..........................................   (a)$5.603      (a)$6.692
                                                               (b)$5.540      (b)$6.583
        Ending Number of AUs................................   (a)20,442      (a)399,570
                                                               (b)733         (b)33,447

------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$20.152     (a)$20.828
                                                               (b)$19.924     (b)$20.548
        Ending AUV..........................................   (a)$20.828     (a)$20.746
                                                               (b)$20.548     (b)$20.364
        Ending Number of AUs................................   (a)4,601       (a)82,692
                                                               (b)2,065       (b)7,118

------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.160     (a)$14.413
                                                               (b)$13.013     (b)$14.231
        Ending AUV..........................................   (a)$14.413     (a)$16.333
                                                               (b)$14.231     (b)$16.047
        Ending Number of AUs................................   (a)20,929      (a)933,916
                                                               (b)385         (b)42,549

------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$16.949     (a)$18.647
                                                               (b)$16.824     (b)$18.477
        Ending AUV..........................................   (a)$18.647     (a)$19.633
                                                               (b)$18.477     (b)$19.357
        Ending Number of AUs................................   (a)17,676      (a)1,106,240
                                                               (b)504         (b)46,584

------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.126     (a)$13.758
                                                               (b)$12.970     (b)$13.554
        Ending AUV..........................................   (a)$13.758     (a)$14.016
                                                               (b)$13.554     (b)$13.740
        Ending Number of AUs................................   (a)2,549       (a)1,046,984
                                                               (b)7,993       (b)73,609

------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$11.112     (a)$12.058
                                                               (b)$10.993     (b)$11.913
        Ending AUV..........................................   (a)$12.058     (a)$13.463
                                                               (b)$11.913     (b)$13.223
        Ending Number of AUs................................   (a)1,299       (a)191,621
                                                               (b)27          (b)17,620

------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$22.221     (a)$23.242
                                                               (b)$21.985     (b)$22.950
        Ending AUV..........................................   (a)$23.242     (a)$25.248
                                                               (b)$22.950     (b)$24.748
        Ending Number of AUs................................   (a)263         (a)16,382
                                                               (b)14          (b)189

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$26.567     (a)$27.772
                                                               (b)$26.268     (b)$27.402
        Ending AUV..........................................   (a)$27.772     (a)$28.439
                                                               (b)$27.402     (b)$27.920
        Ending Number of AUs................................   (a)4,101       (a)285,013
                                                               (b)551         (b)29,629

------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.044     (a)$10.754
                                                               (b)$9.929      (b)$10.594
        Ending AUV..........................................   (a)$10.754     (a)$12.356
                                                               (b)$10.594     (b)$12.073
        Ending Number of AUs................................   (a)435         (a)260,004
                                                               (b)30          (b)12,241

------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$42.399     (a)$47.983
                                                               (b)$41.972     (b)$47.347
        Ending AUV..........................................   (a)$47.983     (a)$66.094
                                                               (b)$47.347     (b)$64.901
        Ending Number of AUs................................   (a)1,444       (a)165,865
                                                               (b)75          (b)25,634

------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$28.527     (a)$31.207
                                                               (b)$28.230     (b)$30.792
        Ending AUV..........................................   (a)$31.207     (a)$26.262
                                                               (b)$30.792     (b)$25.783
        Ending Number of AUs................................   (a)7,986       (a)403,031
                                                               (b)264         (b)25,490

------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$9.359      (a)$10.117
                                                               (b)$9.344      (b)$10.084
        Ending AUV..........................................   (a)$10.117     (a)$9.283
                                                               (b)$10.084     (b)$9.207
        Ending Number of AUs................................   (a)11,274      (a)899,895
                                                               (b)624         (b)51,343

------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.114     (a)$18.363
                                                               (b)$16.917     (b)$18.123
        Ending AUV..........................................   (a)$18.363     (a)$18.366
                                                               (b)$18.123     (b)$18.036
        Ending Number of AUs................................   (a)11,671      (a)895,741
                                                               (b)254         (b)36,668

------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$2.301      (a)$2.373
                                                               (b)$2.278      (b)$2.343
        Ending AUV..........................................   (a)$2.373      (a)$2.842
                                                               (b)$2.343      (b)$2.783
        Ending Number of AUs................................   (a)4           (a)333,150
                                                               (b)132         (b)133,610

------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.686     (a)$15.021
                                                               (b)$13.678     (b)$14.992
        Ending AUV..........................................   (a)$15.021     (a)$17.850
                                                               (b)$14.992     (b)$17.714
        Ending Number of AUs................................   (a)576         (a)53,314
                                                               (b)22          (b)1,485

------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(formerly Worldwide High Income)
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$20.363     (a)$21.174
                                                               (b)$20.314     (b)$21.066
        Ending AUV..........................................   (a)$21.174     (a)$21.958
                                                               (b)$21.066     (b)$21.617
        Ending Number of AUs................................   (a)0           (a)20,093
                                                               (b)15          (b)242

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$9.251      (a)$9.752
                                                               (b)$9.150      (b)$9.617
        Ending AUV..........................................   (a)$9.752      (a)$11.204
                                                               (b)$9.617      (b)$10.927
        Ending Number of AUs................................   (a)1           (a)16,925
                                                               (b)33          (b)33

------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.395     (a)$14.143
                                                               (b)$13.259     (b)$13.977
        Ending AUV..........................................   (a)$14.143     (a)$13.606
                                                               (b)$13.977     (b)$13.378
        Ending Number of AUs................................   (a)5,469       (a)202,547
                                                               (b)3,463       (b)20,870

------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$14.522     (a)$15.400
                                                               (b)$14.377     (b)$15.202
        Ending AUV..........................................   (a)$15.400     (a)$15.551
                                                               (b)$15.202     (b)$15.275
        Ending Number of AUs................................   (a)15,244      (a)1,204,718
                                                               (b)289         (b)40,823

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 APPENDIX B - OPTIONAL LIVING BENEFITS EXAMPLES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock features:



MARKETLOCK INCOME PLUS EXAMPLES



The following examples demonstrate the operation of the MarketLock Income Plus feature:



EXAMPLE 1:



Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.



Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is the Net Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first anniversary is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.



EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, you take no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $223,000   $221,000    $200,000    $14,000    $11,050
------------------------------------------------------------------------------
         3rd           $223,000   $235,000    $200,000    $14,000    $11,750
------------------------------------------------------------------------------
         4th           $223,000   $249,000    $200,000    $14,000    $12,450
------------------------------------------------------------------------------
         5th           $253,000   $295,100    $230,000    $16,100    $14,755
------------------------------------------------------------------------------
         6th           $303,000   $311,200    $230,000    $16,100    $15,560
------------------------------------------------------------------------------



Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year. On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000
($207,000 + $14,000). Your Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000     N/A *      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------------
         4th           $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000     N/A *      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------------



* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.



On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:



Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments, no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 X 96%). The Income Credit Base is adjusted to $134,400 ($140,000 X 96%). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE:



Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the tenth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $103,000   $163,000    $100,000     $7,000     $8,150
------------------------------------------------------------------------------
        10th           $103,000   $200,000    $200,000     N/A *     $10,000
------------------------------------------------------------------------------



* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 10th anniversary.

On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% X $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 6 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the eighth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $98,320    $160,000    $100,000     $4,000     $8,000
------------------------------------------------------------------------------
        10th           $90,320    $162,000    $100,000     $2,000     $8,100
------------------------------------------------------------------------------



On your eighth contract anniversary, your contract value is $103,000, and your Income Base is stepped-up to $156,000 and your Income Credit Base remains unchanged. Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,800 (5% of the $156,000 Income Base). Assume that during your ninth contract year, after your eighth contract anniversary, you make a withdrawal of $4,680 (3% of the $156,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your ninth contract anniversary will equal $98,320 ($103,000 - $4,680). Your new Income Credit is 4% (7%-3%) of
your Income Credit Base (4% * $100,000), which is $4,000. Your Income Base is equal to the greatest of your contract value ($98,320) or your Income Credit plus your current Income Base ($160,000 = $4,000 + $156,000). Assume that during your tenth contract year, after your ninth contract anniversary, you make another withdrawal of $8,000 (5% of the $160,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your tenth contract anniversary will equal $90,320 ($98,320 -- $8,000). Your new Income Credit is 2% (7%-5%) of your Income Credit Base (2% X $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($90,320) or your Income Credit plus your current Income Base
($162,000 = $2,000 + $160,000). The Income Base will not increase to the Minimum Income Base since withdrawals were taken before the tenth Benefit Year anniversary.



On your tenth contract anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $8,100 (5% of the $162,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,100 each year as long as the Covered Person(s) is(are) alive.


MARKETLOCK FOR LIFE PLUS EXAMPLES


The following examples demonstrate the operation of the MarketLock For Life Plus +6% option unless otherwise specified:


EXAMPLE 1:


Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.



Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (6% X $100,000) which equals $6,000. On your first contract anniversary, your Income Base is adjusted to $106,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000).



Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first contract anniversary is 5% of the Income Base (5% X $106,000 = $5,300). Therefore, as of your first contract anniversary, you may take withdrawals of up to

$5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.


EXAMPLE 2:


Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000    $100,000     $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $223,000   $218,000    $200,000    $12,000    $10,900
------------------------------------------------------------------------------
         3rd           $223,000   $230,000    $200,000    $12,000    $11,500
------------------------------------------------------------------------------
         4th           $223,000   $242,000    $200,000    $12,000    $12,100
------------------------------------------------------------------------------
         5th           $253,000   $285,800    $230,000    $13,800    $14,290
------------------------------------------------------------------------------
         6th           $303,000   $299,600    $230,000    $13,800    $14,980
------------------------------------------------------------------------------



Since the Income Base equals the Income Base at the beginning of that Income Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Income Base equals $218,000 ($206,000
+ $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the second contract anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $272,000 ($242,000 + $30,000). On your fifth contract anniversary, your Bonus Base is $230,000 and your Income Credit equals $13,800 ($230,000 X 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $299,600
($285,800 + $13,800). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.


EXAMPLE 3:


Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000    $100,000     $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000      N/A*      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $121,900    $115,000     $6,900     $6,095
------------------------------------------------------------------------------
         4th           $110,000   $128,800    $115,000     $6,900     $6,440
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000      N/A*      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $148,400    $140,000     $8,400     $7,420
------------------------------------------------------------------------------



* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.



On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.



EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:



Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the sixth contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your

Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount
($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500 ($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Income Credit is 6% of your new Income Credit Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 5 - IF YOU ELECT MARKETLOCK FOR LIFE PLUS +7% OPTION:



Assume you elect MarketLock For Life Plus +7% option, and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the tenth contract anniversary. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:



----------------------------------------------------------------------------
                                                                   MAXIMUM
                                              INCOME                ANNUAL
                       CONTRACT    INCOME     CREDIT     INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE       BASE       BASE      CREDIT     AMOUNT
----------------------------------------------------------------------------
         1st           $103,000   $107,000   $100,000    $7,000     $5,350
----------------------------------------------------------------------------
         2nd           $103,000   $114,000   $100,000    $7,000     $5,700
----------------------------------------------------------------------------
         3rd           $103,000   $121,000   $100,000    $7,000     $6,050
----------------------------------------------------------------------------
         4th           $103,000   $128,000   $100,000    $7,000     $6,400
----------------------------------------------------------------------------
         5th           $103,000   $135,000   $100,000    $7,000     $6,750
----------------------------------------------------------------------------
         6th           $103,000   $142,000   $100,000    $7,000     $7,100
----------------------------------------------------------------------------
         7th           $103,000   $149,000   $100,000    $7,000     $7,450
----------------------------------------------------------------------------
         8th           $103,000   $156,000   $100,000    $7,000     $7,800
----------------------------------------------------------------------------
         9th           $103,000   $163,000   $100,000    $7,000     $8,150
----------------------------------------------------------------------------
        10th           $103,000   $200,000   $100,000     N/A*     $10,000
----------------------------------------------------------------------------



* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than both maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base is increased to $200,000 on the tenth contract anniversary.



On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% of $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.


MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:


Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.



Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.


EXAMPLE 2:


Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT               WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         4th           $110,000   $110,000      $5,500       20       $5,500
------------------------------------------------------------------------------
         5th           $120,000   $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------


On your fifth contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/ $8,400). Therefore, as of your fifth contract anniversary, you may take up to $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals up to $6,000 (5% X $120,000) for life.


EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:


Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your sixth contract year, after your fifth contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take withdrawals of up to $8,400 annually over the next 13 years, plus $6,300 in the last Benefit Year.


EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:


Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:



------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT      MAV      WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         4th           $110,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         5th           $80,000    $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------



Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base
(7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, you may take annual withdrawals of up to $8,400 over the next 14 years, plus $2,400 in the last Benefit Year.



Now assume that during your sixth contract year, after your fifth contract anniversary, your contract value is $80,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 -- $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $71,600 ($80,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600
($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal
($68,312/$71,600 = 95.4%), or ($111,600 X 95.4%) which equals $106,475. Your MAV
Benefit Base is the lesser of these two calculations, or $106,475. The Minimum Withdrawal Period following the Excess Withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the Excess Withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($106,475/13.28), which equals $8,017.71. Therefore, you may take annual withdrawals of up to $8,017.71 over the next 13 years, plus $2,244.77 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS
                        OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              New Mexico
                                                                                                 North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Annuity Income Options            You may switch to the income phase any time after your first  Florida contract anniversary.
--------------------------------------------------------------------------------------------------------------------
 Capital Protector, MarketLock     Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 MarketLock Income Plus,           Charge will be deducted pro-rata from variable portfolios     Oregon
 MarketLock For Life Plus          only. If Purchase Payments are allocated among Fixed          Texas
                                   Accounts only, no charge will be deducted.                    Washington
--------------------------------------------------------------------------------------------------------------------
 MarketLock For Life Plus          You may elect to receive the Maximum Annual Withdrawal        Oregon
                                   Amount monthly.
--------------------------------------------------------------------------------------------------------------------
 Capital Protector                 The fee for Capital Protector is as follows:                  Oregon
                                   Years 0-7  0.65%                                              Washington
                                   Years 8-10 0.30%
                                   Years 11+ 0.00%
--------------------------------------------------------------------------------------------------------------------
 Minimum Contract Value            The minimum contract value is $2,000.                         Texas
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal.             Oregon
--------------------------------------------------------------------------------------------------------------------
 Death Benefits                    The standard death benefit is only available to contract      Washington
                                   owners or continuing spouses who are age 82 and younger. The
                                   Purchase Payment Accumulation Option and EstatePlus death
                                   benefit are not available.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified          California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Maine
                                   and 2.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Nevada
                                   and 3.5% for non-qualified contracts when you surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium     South Dakota
                                   tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified           West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Wyoming
                                   and 1.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Withdrawals                       The minimum amount that must remain in the contract after a   Texas
                                   partial withdrawal is $2,000.
--------------------------------------------------------------------------------------------------------------------
 Withdrawals                       You receive the benefit of a free withdrawal upon a full      Washington
                                   surrender.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit options payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Standard Death Benefit

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. The lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

     2.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or


          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or


          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

     If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Maximum

          Anniversary Value will no longer be deducted as of the Continuation Date.

          3.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

APPENDIX E - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. The Statement of Additional Information contains more information regarding these arrangements.


GUARANTEE OF INSURANCE OBLIGATIONS


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Choice(III) Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                           (POLARIS CHOICE III LOGO)
                                   PROSPECTUS
                                  MAY 1, 2008

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                           VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available fixed account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"), BB&T Variable Insurance Funds ("VIF"), Columbia Funds Variable Insurance Trust I ("CFT I"), Franklin Templeton Variable Insurance Products Trust ("FTVIPT"), Lord Abbett Series Fund, Inc. ("LASF"), Principal Variable Contracts Funds, Inc. ("PVCF")(10), SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT"). All of the Underlying Funds listed below may not be available to you for investment.

                   UNDERLYING FUNDS:                                                    MANAGED BY:
  Aggressive Growth                                        AIG SunAmerica Asset Management Corp.
  Alliance Growth                                          AllianceBernstein, L.P.
  American Funds Asset Allocation SAST                     Capital Research and Management Company(2)
  American Funds Global Growth SAST                        Capital Research and Management Company(2)
  American Funds Growth SAST                               Capital Research and Management Company(2)
  American Funds Growth-Income SAST                        Capital Research and Management Company(2)
  Asset Allocation                                         Edge Asset Management, Inc.
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Balanced(8)                                              Edge Asset Management, Inc.
  BB&T Capital Manager Equity VIF(9)                       BB&T Asset Management, Inc.
  BB&T Large Cap VIF(9)                                    BB&T Asset Management, Inc.
  BB&T Mid Cap Growth VIF(9)                               BB&T Asset Management, Inc.
  BB&T Special Opportunities Equity VIF(9)                 BB&T Asset Management, Inc.
  BB&T Total Return Bond VIF(9)                            BB&T Asset Management, Inc.
  Blue Chip Growth                                         AIG SunAmerica Asset Management Corp.
  Capital Appreciation                                     Wellington Management Company, LLP
  Capital Growth                                           OppenheimerFunds, Inc.
  Cash Management                                          Columbia Management Advisors, LLC
  Columbia High Yield Fund, Variable Series                MacKay Shields LLC
  Columbia Marsico Focused Equities Fund, Variable         Marsico Capital Management, LLC
    Series
  Conservative Balanced(8)                                 Edge Asset Management, Inc.
  Conservative Growth(8)                                   Edge Asset Management, Inc.
  Corporate Bond                                           Federated Investment Management Company
  Davis Venture Value                                      Davis Selected Advisers LLC
  "Dogs" of Wall Street(1)                                 AIG SunAmerica Asset Management Corp.
  Emerging Markets                                         Putnam Investment Management, Inc.
  Equity Income Account(7,8)                               Edge Asset Management, Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Flexible Income(8)                                       Edge Asset Management, Inc.
  Foreign Value                                            Templeton Investment Counsel, LLC
  Franklin Income Securities Fund                          Franklin Advisers, Inc.
  Franklin Templeton VIP Founding Funds Allocation Fund    Franklin Templeton Services, LLC(3)
  Fundamental Growth                                       Wells Capital Management Inc.
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Government and Quality Bond                              Wellington Management Company, LLP
  Growth                                                   Wellington Management Company, LLP
  Growth-Income                                            AllianceBernstein, L.P.
  Growth Opportunities                                     Morgan Stanley Investment Management Inc.(4)
  High-Yield Bond                                          AIG SunAmerica Asset Management Corp.
  International Diversified Equities                       Morgan Stanley Investment Management Inc.(4)
  International Growth and Income                          Putnam Investment Management, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Marsico Focused Growth                                   Marsico Capital Management, LLC
  MFS Massachusetts Investors Trust(1)                     Massachusetts Financial Services Company
  MFS Total Return                                         Massachusetts Financial Services Company
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company, LLP
  Real Estate                                              Davis Selected Advisers LLC
  Small Company Value                                      Franklin Advisory Services, LLC
  Small & Mid Cap Value                                    AllianceBernstein, L.P.

                   UNDERLYING FUNDS:                                                    MANAGED BY:
  Strategic Growth(8)                                      Edge Asset Management, Inc.
  Technology                                               Columbia Management Advisors, LLC
  Telecom Utility                                          Massachusetts Financial Services Company
  Total Return Bond(5)                                     Pacific Investment Management Company LLC
  Van Kampen LIT Capital Growth, Class II Shares(6)        Van Kampen Asset Management
  Van Kampen LIT Comstock, Class II Shares(1)              Van Kampen Asset Management
  Van Kampen LIT Growth and Income, Class II Shares        Van Kampen Asset Management

(1 ) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS
     Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(2 ) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(3 ) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(4 ) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

(5 ) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan
     Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6 ) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II
Shares.

(7 ) On May 17, 2008, Equity Income Account I will be renamed to Equity Income Account.

(8 ) In order to invest in this Underlying Fund, you must purchase your contract through the WaMu Investments, Inc.

(9) In order to invest in this Underlying Fund, you must purchase your contract through the BB&T Investment Services, Inc.

(10) On May 17, 2008, Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLE.......................................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Additional Optional Feature Fees.............................................     4
        Optional MarketLock Income Plus Fee......................................     4
        Optional MarketLock For Life Plus Fee....................................     4
        Optional MarketLock Fee..................................................     4
        Optional Capital Protector Fee...........................................     4
    Underlying Fund Expenses.....................................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................     6
 THE POLARIS CHOICE(III) VARIABLE ANNUITY........................................     7
 PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY...............................     7
    Allocation of Purchase Payments..............................................     8
    Accumulation Units...........................................................     8
    Free Look....................................................................     9
    Exchange Offers..............................................................     9
    Important Information for Military Servicemembers............................     9
 INVESTMENT OPTIONS..............................................................     9
    Variable Portfolios..........................................................     9
        Anchor Series Trust......................................................    10
        BB&T Variable Insurance Funds............................................    10
        Columbia Funds Variable Insurance Trust I................................    10
        Franklin Templeton Variable Insurance Products Trust.....................    10
        Lord Abbett Series Fund, Inc. ...........................................    10
        Principal Variable Contracts Funds, Inc. ................................    10
        SunAmerica Series Trust..................................................    10
        Van Kampen Life Investment Trust.........................................    11
    Substitution, Addition or Deletion of Variable Portfolios....................    14
    Fixed Accounts...............................................................    14
    Dollar Cost Averaging Fixed Accounts.........................................    14
    Dollar Cost Averaging Program................................................    14
    Polaris Portfolio Allocator Program..........................................    15
    Transfers During the Accumulation Phase......................................    17
    Automatic Asset Rebalancing Program..........................................    19
    Voting Rights................................................................    19
 ACCESS TO YOUR MONEY............................................................    19
    Free Withdrawal Provision....................................................    19
    Systematic Withdrawal Program................................................    21
    Nursing Home Waiver..........................................................    21
    Minimum Contract Value.......................................................    21
 OPTIONAL LIVING BENEFITS........................................................    21
    MarketLock Income Plus.......................................................    21
    MarketLock For Life Plus.....................................................    29
    MarketLock...................................................................    36
    Capital Protector............................................................    41
 DEATH BENEFITS..................................................................    42
    Standard Death Benefit.......................................................    44
    Optional Enhanced Death Benefits.............................................    44
    Optional EstatePlus Benefit..................................................    44
    Spousal Continuation.........................................................    45
 EXPENSES........................................................................    45
    Separate Account Expenses....................................................    46
    Withdrawal Charges...........................................................    46
    Underlying Fund Expenses.....................................................    46
    Contract Maintenance Fee.....................................................    47
    Transfer Fee.................................................................    47
    Optional MarketLock Income Plus Fee..........................................    47
    Optional MarketLock For Life Plus Fee........................................    47
    Optional MarketLock Fee......................................................    47
    Optional Capital Protector Fee...............................................    48
    Optional Death Benefit Fee...................................................    48
    Optional EstatePlus Fee......................................................    48
    Premium Tax..................................................................    48
    Income Taxes.................................................................    48
    Reduction or Elimination of Fees, Expenses and Additional Amounts Credited...    48
 ANNUITY INCOME OPTIONS..........................................................    48
    Annuity Date.................................................................    48
    Annuity Income Options.......................................................    49
    Fixed or Variable Annuity Income Payments....................................    49
    Annuity Income Payments......................................................    49
    Transfers During the Income Phase............................................    50
    Deferment of Payments........................................................    50
 TAXES...........................................................................    50
    Annuity Contracts in General.................................................    50
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    50
    Tax Treatment of Distributions - Qualified Contracts.........................    51
    Required Minimum Distributions...............................................    52
    Tax Treatment of Death Benefits..............................................    53
    Tax Treatment of Optional Living Benefits....................................    53
    Contracts Owned by a Trust or Corporation....................................    53
    Gifts, Pledges and/or Assignments of a Contract..............................    53
    Diversification and Investor Control.........................................    54
 OTHER INFORMATION...............................................................    54
    AIG SunAmerica Life..........................................................    54
    The Distributor..............................................................    54
    The Separate Account.........................................................    54
    The General Account..........................................................    54
    Payments in Connection with Distribution of the Contract.....................    55
    Administration...............................................................    56
    Legal Proceedings............................................................    56
    Financial Statements.........................................................    56
    Registration Statements......................................................    57
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    57
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - OPTIONAL LIVING BENEFITS EXAMPLES..................................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   C-1
 APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   D-1
 APPENDIX E - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 31,
  2007...........................................................................   E-1


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.



FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.



FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, BB&T Variable Insurance Funds, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., SunAmerica Series Trust, and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris Choice(III) Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for four complete years, withdrawal charges no longer apply to that Purchase Payment. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. Please see the FEE TABLE, PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these features can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(2)......7%

TRANSFER FEE.................. $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3).....................................................  $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charges(4).....................................................  1.52%
Optional Death Benefit Fee......................................................  0.25%
Optional EstatePlus Fee(5)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  2.02%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect only one of the following optional living benefits below:


   OPTIONAL MARKETLOCK INCOME PLUS FEE


   (calculated as a percentage of the Income Base)(6)



    NUMBER OF COVERED PERSONS                  ANNUALIZED FEE
    -------------------------                  --------------
    For One Covered Person...................      0.95%
    For Two Covered Persons..................      1.20%



   OPTIONAL MARKETLOCK FOR LIFE PLUS FEE


   (calculated as a percentage of the Income Base)(7)



    MARKETLOCK FOR     NUMBER OF
    LIFE PLUS OPTIONS  COVERED PERSONS           ANNUALIZED FEE
    -----------------  -----------------------   --------------
    +6% Option         For One Covered Person      0.65%
                       For Two Covered Persons     0.90%

    +7% Option         For One Covered Person      0.75%
                       For Two Covered Persons     1.00%



   OPTIONAL MARKETLOCK FEE


   (calculated as a percentage of the MAV Benefit Base)(8)



                                               ANNUALIZED FEE
                                               --------------
    All years in which the feature is in           0.65%
      effect.................................



   OPTIONAL CAPITAL PROTECTOR FEE


   (calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(9)


    CONTRACT YEAR                                                                     ANNUALIZED FEE
    -------------                                                                     --------------
      0-5...........................................................................       0.65%
      6-10..........................................................................       0.45%
      11+...........................................................................        none

UNDERLYING FUND EXPENSES (AS OF DECEMBER 31, 2007)

The following shows the minimum and maximum total operating expenses (including Master Fund expenses, if applicable) charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds' expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.

                                            MINIMUM             MAXIMUM              MAXIMUM
                                          (BEFORE ANY         (BEFORE ANY          (AFTER ANY
                                          WAIVERS OR          WAIVERS OR           WAIVERS OR
TOTAL ANNUAL UNDERLYING FUND EXPENSES   REIMBURSEMENTS)     REIMBURSEMENTS)    REIMBURSEMENTS)(10)
-------------------------------------   ---------------     ---------------    -------------------
(expenses that are deducted from
  Underlying Funds of the Trusts,
  including management fees, other
  expenses and 12b-1 fees if
  applicable).................               0.72%               1.95%                1.35%

FOOTNOTES TO THE FEE TABLE:

 (1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE PREMIUM TAX AND STATE APPENDIX BELOW.

 (2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:

YEARS SINCE RECEIPT:........................................   1    2    3    4    5
                                                              7%   6%   6%   5%   0%

 (3) The contract maintenance fee may be waived if contract value is $50,000 or more.

 (4) If you do not elect any optional features, your total separate account annual expenses would be 1.52%.

 (5) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected.


 (6) MarketLock Income Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments from years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



 (7) MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments from years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 10 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Account which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.


 (8) MarketLock is an optional guaranteed minimum withdrawal benefit. The MAV Benefit Base equals the greater of (a) Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted only for excess withdrawals during the applicable period. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.

 (9) Capital Protector is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.


(10) AIG SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a Feeder Fund. This fee waiver will continue as long as the Portfolio is part of a Master-Feeder Fund structure unless the Board approves a change in or elimination of the waiver.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 2.02% (including the optional Death Benefit and the optional EstatePlus feature), the optional MarketLock Income Plus feature (1.20%) and investment in an Underlying Fund with total expenses of 1.95%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,221            $2,161            $2,596            $5,163
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $521             $1,561            $2,596            $5,163
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $932             $1,315            $1,225            $2,626
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $232              $715             $1,225            $2,626
---------------------------------------------------------------------
---------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the fee of optional living benefits, equals contract value and that no withdrawals are taken during the stated period.



4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
      EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                    THE POLARIS CHOICE(III) VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period. SEE EXPENSES BELOW. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                        PURCHASING A POLARIS CHOICE(III)
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $4,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                     $10,000                          $500
--------------------------------------------------------------------------------------------

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.


You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS



If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government, and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     BB&T VARIABLE INSURANCE FUNDS

     BB&T Asset Management, Inc. is the investment adviser to BB&T Variable Insurance Funds ("VIF").

     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I - CLASS A


     Columbia Management Advisors, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust I ("CFT I"). Columbia Funds Variable Insurance Trust I was previously known as Nations Separate Account Trust.


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund.


     Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds. Each underlying fund of the VIP Founding Funds has its own investment adviser.



     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. - CLASS 2


     Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Funds, Inc. ("PVCF").


     SUNAMERICA SERIES TRUST - CLASS 3


     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST offers master-feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. AIG SAAMCo is the investment adviser to the Feeder Funds.



     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities. Each Master Fund is advised by Capital Research and Management Company; each Feeder Fund is advised by AIG SAAMCo. Because each Feeder Funds invests all its assets in a Master Fund, the Feeder Funds do not pay investment management fees to their investment adviser, AIG SAAMCo.



     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund, which include a 12b-1 fee of 0.25% of the average daily net asset value allocated to the Feeder Funds. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. You should know that we offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.



     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved AIG SAAMCo as investment adviser to the Feeder Fund, AIG SAAMCo would be fully compensated for its portfolio management services. See the Trust's prospectus and the SAI for more discussion of the Master-Feeder structure.


     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life
                              Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

ALL OF THE UNDERLYING FUNDS LISTED BELOW MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT.


                  UNDERLYING FUNDS                                     MANAGED BY:                   TRUST  ASSET CLASS
                  ----------------                                     -----------                   -----  -----------
Aggressive Growth                                      AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth                                        AllianceBernstein, L.P.                       SAST   STOCK
American Funds Asset Allocation SAST                   Capital Research and Management Company(2)    SAST   BALANCED
American Funds Global Growth SAST                      Capital Research and Management Company(2)    SAST   STOCK
American Funds Growth SAST                             Capital Research and Management Company(2)    SAST   STOCK
American Funds Growth-Income SAST                      Capital Research and Management Company(2)    SAST   STOCK
Asset Allocation                                       Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                               J.P. Morgan Investment Management Inc.        SAST   BALANCED
Balanced(8)                                            Edge Asset Management, Inc.                   PVCF(10) BALANCED
BB&T Capital Manager Equity VIF(9)                     BB&T Asset Management, Inc.                   VIF    STOCK
BB&T Large Cap VIF(9)                                  BB&T Asset Management, Inc.                   VIF    STOCK
BB&T Mid Cap Growth VIF(9)                             BB&T Asset Management, Inc.                   VIF    STOCK
BB&T Special Opportunities Equity VIF(9)               BB&T Asset Management, Inc.                   VIF    STOCK
BB&T Total Return Bond VIF(9)                          BB&T Asset Management, Inc.                   VIF    BOND
Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.         SAST   STOCK
Capital Appreciation                                   Wellington Management Company, LLP            AST    STOCK
Capital Growth                                         OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                        Columbia Management Advisors, LLC             SAST   CASH
Columbia High Yield Fund, Variable Series              MacKay Shields LLC                            CFT I  BOND
Columbia Marsico Focused Equities Fund, Variable       Marsico Capital Management, LLC               CFT I  STOCK
  Series
Conservative Balanced(8)                               Edge Asset Management, Inc.                   PVCF(10) BALANCED
Conservative Growth(8)                                 Edge Asset Management, Inc.                   PVCF(10) BALANCED
Corporate Bond                                         Federated Investment Management Company       SAST   BOND
Davis Venture Value                                    Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street(1)                               AIG SunAmerica Asset Management Corp.         SAST   STOCK
Emerging Markets                                       Putnam Investment Management, Inc.            SAST   STOCK
Equity Income Account(7,8)                             Edge Asset Management, Inc.                   PVCF(10) STOCK
Equity Opportunities                                   OppenheimerFunds, Inc.                        SAST   STOCK
Flexible Income(8)                                     Edge Asset Management, Inc.                   PVCF(10) BALANCED
Foreign Value                                          Templeton Investment Counsel, LLC             SAST   STOCK
Franklin Income Securities Fund                        Franklin Advisers, Inc.                       FTVIPT BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC(3)           FTVIPT BALANCED
Fundamental Growth                                     Wells Capital Management Inc.                 SAST   STOCK
Global Bond                                            Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                        J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                            Wellington Management Company, LLP            AST    BOND
Growth                                                 Wellington Management Company, LLP            AST    STOCK
Growth-Income                                          AllianceBernstein, L.P.                       SAST   STOCK
Growth Opportunities                                   Morgan Stanley Investment Management Inc.(4)  SAST   STOCK
High-Yield Bond                                        AIG SunAmerica Asset Management Corp.         SAST   BOND
International Diversified Equities                     Morgan Stanley Investment Management Inc.(4)  SAST   STOCK
International Growth and Income                        Putnam Investment Management, Inc.            SAST   STOCK
Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth                                 Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust(1)                   Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                       Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.        SAST   STOCK
Natural Resources                                      Wellington Management Company, LLP            AST    STOCK
Real Estate                                            Davis Selected Advisers LLC                   SAST   STOCK
Small Company Value                                    Franklin Advisory Services, LLC               SAST   STOCK
Small & Mid Cap Value                                  AllianceBernstein, L.P.                       SAST   STOCK
Strategic Growth(8)                                    Edge Asset Management, Inc.                   PVCF(10) BALANCED
Technology                                             Columbia Management Advisors, LLC             SAST   STOCK
Telecom Utility                                        Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond(5)                                   Pacific Investment Management Company LLC     SAST   BOND
Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Comstock, Class II Shares(1)            Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management                   VKT    STOCK


(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(2) These Feeder Funds currently invest exclusively in shares of the Master Funds of the American Funds Insurance Series ("AFIS"). The Master Funds are managed by Capital Research and Management Company.

 (3) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

 (4) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

 (5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

 (6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.

 (7) On May 17, 2008, Equity Income Account I will be renamed to Equity Income Account.

 (8) In order to invest in this Underlying Fund, you must purchase your contract through the WaMu Investments, Inc.

(9) In order to invest in this Underlying Fund, you must purchase your contract through the BB&T Investment Services, Inc.

(10) On May 17, 2008, Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU SHOULD ALSO READ THE ACCOMPANYING PROSPECTUS FOR THE MASTER FUNDS CAREFULLY. THE MASTER FUNDS' PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND RISK FACTORS OF THE MASTER FUNDS IN WHICH THE FEEDER FUNDS CURRENTLY INVEST.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION


The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.



You can transfer 100% of your investment from one Portfolio Allocator model to a different Portfolio Allocator model at any time.


WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS


You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.



Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment needs may change. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


The Portfolio Allocator models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.



The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.



The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS


---------------------------------------------------------------
VARIABLE PORTFOLIOS   MODEL 1    MODEL 2    MODEL 3    MODEL 4
---------------------------------------------------------------
 American Funds
   Global Growth
   SAST                   4%         5%         6%         8%
---------------------------------------------------------------
 American Funds
   Growth SAST            3%         4%         4%         5%
---------------------------------------------------------------
 American Funds
   Growth-Income
   SAST                   4%         5%         6%         8%
---------------------------------------------------------------
 Capital
   Appreciation           2%         2%         3%         3%
---------------------------------------------------------------
 Cash Management          2%         0%         0%         0%
---------------------------------------------------------------
 Corporate Bond           8%         6%         5%         0%
---------------------------------------------------------------
 Davis Venture Value      4%         5%         5%         6%
---------------------------------------------------------------
 Emerging Markets         0%         0%         2%         3%
---------------------------------------------------------------
 Foreign Value            4%         6%         7%         8%
---------------------------------------------------------------
 Global Bond              4%         3%         0%         0%
---------------------------------------------------------------
 Government and
   Quality Bond          12%         7%         4%         0%
---------------------------------------------------------------
 Growth
   Opportunities          2%         3%         4%         5%
---------------------------------------------------------------
 High-Yield Bond          4%         3%         0%         0%
---------------------------------------------------------------
 International
   Growth & Income        4%         5%         6%         8%
---------------------------------------------------------------
 Lord Abbett Growth
   and Income             2%         2%         3%         3%
---------------------------------------------------------------
 MFS Massachusetts
   Investors Trust        4%         5%         6%         7%
---------------------------------------------------------------
 Mid-Cap Growth           0%         0%         0%         3%
---------------------------------------------------------------
 Real Estate              3%         4%         4%         5%
---------------------------------------------------------------
 Small & Mid Cap
   Value                  6%         7%         7%         8%
---------------------------------------------------------------
 Small Company Value      0%         2%         3%         4%
---------------------------------------------------------------
 Total Return Bond       17%        13%        11%         2%
---------------------------------------------------------------
 Van Kampen LIT
   Comstock, Class
   II Shares              4%         5%         6%         6%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         8%         8%
---------------------------------------------------------------
TOTAL                   100%       100%       100%       100%
---------------------------------------------------------------


The Polaris Portfolio Allocator models and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Polaris Portfolio Allocator model are reallocated annually on or about May 1. However, once you invest in a Polaris Portfolio Allocator model, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a model will not be changed by us.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.



The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").



For example, if you made a transfer on August 16, 2007 and within the previous six months (from February 17, 2007 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).


U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.


All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods;
(3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:


     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect certain optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program. PLEASE SEE MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS BELOW.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you surrender your contract, we also deduct premium taxes, if applicable, and a contract maintenance fee, if applicable. SEE EXPENSES BELOW.



If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in the EXPENSES section below. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

When you make a withdrawal, we return the portion of contract value withdrawn less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 3, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 4th contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)


    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B X C = $5,000]


    D=Your full contract value ($85,000) available for total withdrawal

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.


MarketLock For Two and Polaris Income Rewards are no longer available for purchase. If you elected MarketLock For Two and/or Polaris Income Rewards, please see the Statement of Additional Information for details regarding these benefits.



MARKETLOCK INCOME PLUS



What is MarketLock Income Plus?



MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.



Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the maximum annual withdrawal amount allowable by the feature. The sum of withdrawals in any contract year up to the maximum annual withdrawal amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.



In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any other additional restrictions.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.



When and how may I elect MarketLock Income Plus?



You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.



You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.



IF YOU ELECT ONE COVERED PERSON:



----------------------------------------------
                           Covered Person
                      ------------------------
                        MINIMUM      MAXIMUM
                          AGE        AGE(1)
----------------------------------------------
     One Owner            45           80
----------------------------------------------
    Joint Owners
(based on the age of      45           80
   the older Owner)
----------------------------------------------



IF YOU ELECT TWO COVERED PERSONS:



------------------------------------------------------------------------
                         Covered Person #1         Covered Person #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------



(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.



(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.



How does MarketLock Income Plus work?



MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.



You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit is not available for Subsequent Extensions.



New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD.

Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.



Is there an additional guarantee if I do not take withdrawals for 10 years?



Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.



What determines the Maximum Annual Withdrawal Percentage?



The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.



One Covered Person



If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:



--------------------------------------------------------------
                                        MAXIMUM ANNUAL
 AGE OF THE COVERED PERSON AT             WITHDRAWAL
   TIME OF FIRST WITHDRAWAL               PERCENTAGE
--------------------------------------------------------------
    Prior to 62nd Birthday            4% of Income Base
--------------------------------------------------------------
  On or after 62nd Birthday           5% of Income Base
--------------------------------------------------------------



Two Covered Persons



If the feature is elected to cover two lives, the following is applicable:



------------------------------------------------------------------------------
                                                        MAXIMUM ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL              PERCENTAGE
------------------------------------------------------------------------------
        Prior to 62nd Birthday                        4% of Income Base
------------------------------------------------------------------------------
      On or after 62nd Birthday                       5% of Income Base
------------------------------------------------------------------------------



If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.



Are there investment requirements if I elect MarketLock Income Plus?



Yes, as long as the feature is in effect, you may comply with investment requirements by allocating your investments in one of three ways:



     1. Invest 100% in the Cash Management Variable Portfolio



     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3



     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return



If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.



For details regarding the investment allocations of the Polaris Portfolio Allocator Models, please see POLARIS PORTFOLIO ALLOCATOR PROGRAM above.



The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.



Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:



     - any transfer or reallocation you initiate; or



     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.



How are the components for MarketLock Income Plus calculated?



First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:



     1. 100% of Purchase Payments received during the first contract year; and



     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.



Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.



Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.



Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.



Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.



Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.



Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. PLEASE SEE THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX BELOW.



Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.



How can the Income Base and Income Credit Base be increased?



On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.



Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:



     (a) is the cumulative Eligible Purchase Payments; and



     (b) is the current Income Base, increased by the Income Credit, if any; and



     (c) is all previous Anniversary Values during any Income Base Evaluation Period.



On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:



     (a) the Income Base calculated based on the maximum Anniversary Value; and



     (b) the current Income Base plus the Income Credit.



If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.



INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.



The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.



In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:



     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and



     (b) is the current Income Base plus the Income Credit, if applicable; and



     (c) is the Minimum Income Base.



On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:



     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and



     (b) is the current Income Credit Base; and



     (c) is the Minimum Income Base.



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?



INCREASES IN THE INCOME BASE



In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.



DECREASES IN THE INCOME BASE



Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.



What are the effects of withdrawals on MarketLock Income Plus?



The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.



You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.



Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.



The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:



     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock Income Plus calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.



Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.



What is the fee for MarketLock Income Plus?



The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:



----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------



The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.



An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.



If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.



New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at the time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?



Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").



After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us in writing before the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.



If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.



What happens if the contract value is reduced to zero?



All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).



However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.



If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.



When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:



     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     2. Any payment option mutually agreeable between you and us.



If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.



What happens to MarketLock Income Plus upon a spousal continuation?



If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or



     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or



     2. Continue the contract with MarketLock Income Plus and its corresponding fee.



The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.



If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" above.



Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?



No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. SEE DEATH BENEFITS BELOW.



What happens to MarketLock Income Plus upon the Latest Annuity Date?



If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:



     1. Annuitize the contract value under the contract's annuity provisions; or



     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     3. Any payment option mutually agreeable between you and us.



If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.



Can MarketLock Income Plus be cancelled?



MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.



Are there circumstances under which MarketLock Income Plus will automatically terminate?



The feature automatically terminates upon the occurrence of one of the following:



     1. Annuitization of the contract; or



     2. Termination or surrender of the contract; or



     3. A death benefit is paid and the contract is terminated; or



     4. Excess Withdrawals reduce the contract value to zero; or



     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or



     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"



If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.



Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?



Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:



     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or



     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.



Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered

Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock Income Plus be cancelled?"


MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?


MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.


Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.


Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Please see ACCESS TO YOUR MONEY above.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.
When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            Covered Person
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            45             80
-------------------------------------------------
    Joint Owners
(based on the age of      45             80
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         Covered Person #1         Covered Person #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?


MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both the +6% option and the +7% option annually lock-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest

Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date. The +7% option offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date. MarketLock For Life Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock For Life Plus.



MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.



The two options available under MarketLock For Life Plus are summarized as follows:



--------------------------------------------------------------------------
       MARKETLOCK
      FOR LIFE PLUS              BASIS FOR GUARANTEED          AMOUNT OF
         OPTIONS                     WITHDRAWALS             INCOME CREDIT
--------------------------------------------------------------------------
 +6% Option                Greater of:                       6% of Income
                           (1) highest Anniversary Value;     Credit Base
                           or
                           (2) Income Base plus the Income
                           Credit
--------------------------------------------------------------------------
 +7% Option                Greatest of:                      7% of Income
                           (1) highest Anniversary Value;     Credit Base
                           (2) Income Base plus the Income
                           Credit; or
                           (3) if no withdrawals are taken
                           in the first 10 contract years
                           following the Effective Date,
                           200% of the Purchase Payments
                           made in the first contract year.
--------------------------------------------------------------------------


For an explanation of defined terms used in the table above, please see "How are the components of MarketLock For Life Plus calculated?" below.

What determines the Maximum Annual Withdrawal Percentage?


The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


--------------------------------------------------------------------------
                                                    MAXIMUM ANNUAL
AGE OF THE COVERED PERSON AT TIME OF FIRST            WITHDRAWAL
                WITHDRAWAL                            PERCENTAGE
--------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday        4% of Income Base
--------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday        5% of Income Base
--------------------------------------------------------------------------
     On or after 76th birthday                    6% of Income Base
--------------------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


------------------------------------------------------------------------------
                                                        MAXIMUM ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL              PERCENTAGE
------------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday            4% of Income Base
------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday            5% of Income Base
------------------------------------------------------------------------------
      On or after 76th birthday                       6% of Income Base
------------------------------------------------------------------------------



If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a benefit year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.


Are there investment requirements if I elect MarketLock For Life Plus?


As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below. The two options are subject to different investment requirements as outlined below.



+6% OPTION - INVESTMENT REQUIREMENTS



You may comply with investment requirements for the +6% option by allocating your investments in one of three ways:



     1. Invest 100% in Polaris Portfolio Allocator Model 1, 2 or 3


     2. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

     3. Invest in accordance with the requirements outlined in the table below:


------------------------------------------------------------------------
     INVESTMENT         INVESTMENT           VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT          AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    BB&T Total Return Bond
    Fixed Accounts     Maximum 100%   Cash Management
                                      Corporate Bond
                                      Global Bond
                                      Government and Quality Bond
                                      Total Return Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed
------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      SAST
                                      American Funds Global Growth SAST
                                      American Funds Growth SAST
                                      American Funds Growth-Income SAST
                                      Asset Allocation
                                      Balanced
                                      BB&T Capital Manager Equity Fund
                                      BB&T Large Cap
                                      BB&T Special Opportunities Equity
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Columbia High Yield Fund, VS
                                      Columbia Marsico Focused Equities
                                        Fund, VS
                                      Conservative Balanced
                                      Conservative Growth
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Income Account
                                      Equity Opportunities
                                      Flexible Income
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Strategic Growth
                                      Telecom Utility
                                      Van Kampen LIT Capital Growth,
                                        Class II Shares
                                      Van Kampen LIT Comstock,
                                        Class II Shares
                                      Van Kampen LIT Growth and Income,
                                        Class II Shares
------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    BB&T Mid Cap Growth
                       Maximum 20%    Capital Growth
                                      Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
------------------------------------------------------------------------



+7% OPTION - INVESTMENT REQUIREMENTS



You may comply with investment requirements for the +7% option by allocating your investments in one of three ways:



     1. Invest 100% in the Cash Management Variable Portfolio



     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3



     3. Invest 100% in one or a combination of the following Portfolios:
        American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return.


For details regarding the investment allocations of the Polaris Portfolio Allocator models, please see POLARIS PORTFOLIO ALLOCATOR PROGRAM above.


The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.


Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.


Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET

REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.


We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.


Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.



Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.



Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.



     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:



     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:



          (a) is the current Income Base; and



          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.



     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:



     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.



     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:



          (a) the Income Base calculated based on the maximum Anniversary Value; and



          (b) the Income Credit plus the current Income Base.



     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.



If the +7% option is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary, the Income Base is calculated as the greatest of (a), (b) or (c), where:



          (a) is the Income Base calculated based on the maximum Anniversary Value;

          (b) is the Income Credit plus the current Income Base; and


          (c) is 200% of the Purchase Payments made in the first contract year.


The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.



The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.



Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below.


What is the fee for MarketLock For Life Plus?


The fee for MarketLock For Life Plus depends on whether you elect the +6% option or the +7% option and whether you elect to cover one life or two lives.



-------------------------------------------------------------------------------
   MARKETLOCK FOR LIFE             NUMBER OF
       PLUS OPTION              COVERED PERSONS            ANNUALIZED FEE
-------------------------------------------------------------------------------
 +6% Option                         For One                   0.65% of
                                Covered Person               Income Base
                           ------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------
 +7% Option                         For One                   0.75% of
                                Covered Person               Income Base
                           ------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------



The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect the +7% option and you take a withdrawal, your fee remains the same; however, your Income Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year.



An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.


If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?


The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT THE +7% OPTION AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR INCOME BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.



Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.


You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:


     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.



     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.



     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?" ).



If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.


What happens if the contract value is reduced to zero?


If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.


The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?



There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE INCOME BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.



Can I extend the Income Credit Period beyond 10 years?



No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.


What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the spousal continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. If the +7% option was elected, the Continuing Spouse is eligible to receive an additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "Can I extend the Income Base Evaluation Period beyond 10 years?" above.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?


If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:


     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.


If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock For Life Plus be cancelled?


MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

MARKETLOCK


What is MarketLock?



MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit").Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.



Please note that this feature and its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.



The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.



Withdrawals under the feature is treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see ACCESS TO YOUR MONEY section in the prospectus.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.


How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.


The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.


The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
TIME OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years**        7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday***                       owner
---------------------------------------------------------------------

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.


** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.


*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"


How are the components for MarketLock calculated?


In order to determine the Benefit's value, we calculate each of the components as described below.


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation or Anniversary Values, as defined below. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.


FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.


Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR    EFFECT ON MINIMUM WITHDRAWAL PERIOD
----------------------------------------------------------
  Amounts up to the    New Minimum Withdrawal Period = the
  Maximum Annual       MAV Benefit Base (which includes a
  Withdrawal Amount    deduction for any previous
                       withdrawal), divided by the current
                       Maximum Annual Withdrawal Amount
----------------------------------------------------------
  Amounts in excess    New Minimum Withdrawal Period = the
  of the Maximum       Minimum Withdrawal Period as of the
  Annual Withdrawal    prior contract anniversary minus
  Amount               one year
----------------------------------------------------------

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. See SPOUSAL CONTINUATION below. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:


     1. Annuitize the contract value under the contract's annuity income options; or


     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum

        Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional guaranteed minimum accumulation benefit. Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance. On your 10th contract anniversary ("Benefit Date"), the feature provides a one-time adjustment ("Benefit") so that your contract value will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals as specified below, as of the Benefit Date.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days. The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.


What is the fee for Capital Protector?


The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

IMPORTANT INFORMATION ABOUT CAPITAL PROTECTOR

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector would not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.


The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.


To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

OPTIONAL ENHANCED DEATH BENEFITS

For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or


     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or



     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.


The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.


The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying

Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

-------------------------------------------------------------------------
     YEAR SINCE RECEIPT         1        2        3        4        5
-------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE                         7%       6%       6%       5%       0%
-------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES


Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.



The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class 2 shares of Principal Variable Contracts Funds, Inc. and Class II shares of Van Kampen Life Investment

Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.


OPTIONAL MARKETLOCK INCOME PLUS FEE



The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.



The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:



----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------



OPTIONAL MARKETLOCK FOR LIFE PLUS FEE



The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives and whether you elect the +6% option or +7% option. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.


The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:


-------------------------------------------------------------------------------
     MARKETLOCK FOR                NUMBER OF
    LIFE PLUS OPTION            COVERED PERSONS            ANNUALIZED FEE
-------------------------------------------------------------------------------
 +6% Option                         For One                   0.65% of
                                Covered Person               Income Base
                           -------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------
 +7% Option                         For One                   0.75% of
                                Covered Person               Income Base
                           -------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------


OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed

Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------
                                ANNUALIZED FEE
----------------------------------------------------
 All years in which the    0.65% of MAV Benefit Base
   feature is in effect
----------------------------------------------------

OPTIONAL CAPITAL PROTECTOR FEE

The annualized Capital Protector fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. However, upon surrender or annuitization, we reserve the right to deduct the quarterly fee incurred. The fee is as follows:

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT FEE

The fee for the optional death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE APPENDIX BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE

SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);


     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.


Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.


If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR


AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the

Statement of Additional Information for more information regarding this arrangement.



PLEASE SEE APPENDIX E FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.


PAYMENTS WE RECEIVE


We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.


RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.


In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.


There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................     3
General Account...............................     3
Support Agreement Between the Company and
  AIG.........................................     4
Master-Feeder Structure.......................     4
Performance Data..............................     4
Annuity Income Payments.......................     8
Annuity Unit Values...........................     9
Death Benefit Options for Contracts Issued
  Before May 1, 2007..........................    13
Death Benefits Following Spousal Continuation
  for Contracts Issued Before May 1, 2007.....    14
MarketLock For Two Optional Living Benefit
  Provisions..................................    17
Polaris Income Rewards Optional Living Benefit
  Provisions..................................    23
Taxes.........................................    30
Broker-Dealer Firms Receiving Revenue Sharing
  Payments....................................    40
Distribution of Contracts.....................    41
Financial Statements..........................    41

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$15.910     (a)$17.353
                                                               (b)$15.748     (b)$17.152
        Ending AUV..........................................   (a)$17.353     (a)$16.976
                                                               (b)$17.152     (b)$16.669
        Ending Number of AUs................................   (a)657         (a)72,174
                                                               (b)19          (b)5,196

------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$31.497     (a)$32.629
                                                               (b)$31.153     (b)$32.173
        Ending AUV..........................................   (a)$32.629     (a)$36.738
                                                               (b)$32.173     (b)$36.044
        Ending Number of AUs................................   (a)12,540      (a)194,741
                                                               (b)609         (b)7,550

------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.000     (a)$10.534
                                                               (b)$10.000     (b)$10.521
        Ending AUV..........................................   (a)$10.534     (a)$11.019
                                                               (b)$10.521     (b)$10.951
        Ending Number of AUs................................   (a)2,546       (a)507,152
                                                               (b)20,538      (b)42,207

------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.000     (a)$10.768
                                                               (b)$10.000     (b)$10.757
        Ending AUV..........................................   (a)$10.768     (a)$12.137
                                                               (b)$10.757     (b)$12.064
        Ending Number of AUs................................   (a)54,516      (a)1,653,452
                                                               (b)11,382      (b)82,064

------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.000     (a)$10.537
                                                               (b)$10.000     (b)$10.524
        Ending AUV..........................................   (a)$10.537     (a)$10.859
                                                               (b)$10.524     (b)$10.791
        Ending Number of AUs................................   (a)58,472      (a)1,930,393
                                                               (b)5,689       (b)199,679

------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.000     (a)$10.656
                                                               (b)$10.000     (b)$10.647
        Ending AUV..........................................   (a)$10.656     (a)$11.748
                                                               (b)$10.647     (b)$11.679
        Ending Number of AUs................................   (a)59,496      (a)1,986,067
                                                               (b)4,193       (b)311,908

------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$23.880     (a)$24.966
                                                               (b)$23.860     (b)$24.884
        Ending AUV..........................................   (a)$24.966     (a)$26.599
                                                               (b)$24.884     (b)$26.352
        Ending Number of AUs................................   (a)882         (a)28,541
                                                               (b)13          (b)3,067

------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$15.502     (a)$16.185
                                                               (b)$15.334     (b)$15.976
        Ending AUV..........................................   (a)$16.185     (a)$16.762
                                                               (b)$15.976     (b)$16.439
        Ending Number of AUs................................   (a)1           (a)17,355
                                                               (b)20          (b)5,937

------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
        Beginning AUV.......................................   (a)N/A         (a)$10.048
                                                               (b)N/A         (b)$9.904
        Ending AUV..........................................   (a)N/A         (a)$10.668
                                                               (b)N/A         (b)$10.265
        Ending Number of AUs................................   (a)N/A         (a)12,170
                                                               (b)N/A         (b)10

------------------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF - VIF
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$11.169     (a)$11.947
                                                               (b)$11.098     (b)$11.851
        Ending AUV..........................................   (a)$11.947     (a)$12.011
                                                               (b)$11.851     (b)$11.816
        Ending Number of AUs................................   (a)3           (a)25,839
                                                               (b)27          (b)27

------------------------------------------------------------------------------------------
BB&T LARGE CAP VIF - VIF
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$11.691     (a)$12.529
                                                               (b)$11.628     (b)$12.429
        Ending AUV..........................................   (a)$12.529     (a)$11.616
                                                               (b)$12.429     (b)$11.399
        Ending Number of AUs................................   (a)3           (a)8,652
                                                               (b)26          (b)51

------------------------------------------------------------------------------------------
BB&T MID CAP GROWTH VIF - VIF
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.283     (a)$10.893
                                                               (b)$10.237     (b)$10.820
        Ending AUV..........................................   (a)$10.893     (a)$14.486
                                                               (b)$10.820     (b)$14.286
        Ending Number of AUs................................   (a)322         (a)21,722
                                                               (b)29          (b)270

------------------------------------------------------------------------------------------
BB&T SPECIAL OPPORTUNITIES EQUITY VIF - VIF
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$11.728     (a)$12.731
                                                               (b)$11.684     (b)$12.658
        Ending AUV..........................................   (a)$12.731     (a)$14.221
                                                               (b)$12.658     (b)$14.044
        Ending Number of AUs................................   (a)3           (a)85,654
                                                               (b)26          (b)4,574

------------------------------------------------------------------------------------------
BB&T TOTAL RETURN BOND VIF - VIF
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.158     (a)$10.202
                                                               (b)$10.128     (b)$10.134
        Ending AUV..........................................   (a)$10.202     (a)$10.698
                                                               (b)$10.134     (b)$10.450
        Ending Number of AUs................................   (a)3           (a)86,943
                                                               (b)29          (b)30

------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$6.048      (a)$6.292
                                                               (b)$5.975      (b)$6.203
        Ending AUV..........................................   (a)$6.292      (a)$7.051
                                                               (b)$6.203      (b)$6.902
        Ending Number of AUs................................   (a)3           (a)69,149
                                                               (b)50          (b)43,488

------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$40.687     (a)$43.161
                                                               (b)$40.268     (b)$42.580
        Ending AUV..........................................   (a)$43.161     (a)$54.156
                                                               (b)$42.580     (b)$53.161
        Ending Number of AUs................................   (a)11,371      (a)292,798
                                                               (b)668         (b)54,977

------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$7.637      (a)$8.061
                                                               (b)$7.623      (b)$8.027
        Ending AUV..........................................   (a)$8.061      (a)$8.993
                                                               (b)$8.027      (b)$8.918
        Ending Number of AUs................................   (a)2,535       (a)749,819
                                                               (b)483         (b)33,619

------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.139     (a)$13.243
                                                               (b)$12.982     (b)$13.067
        Ending AUV..........................................   (a)$13.243     (a)$13.597
                                                               (b)$13.067     (b)$13.350
        Ending Number of AUs................................   (a)14,968      (a)499,721
                                                               (b)5,790       (b)9,728

------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES - CFT I Class A Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$15.228     (a)$15.946
                                                               (b)$15.029     (b)$15.711
        Ending AUV..........................................   (a)$15.946     (a)$15.994
                                                               (b)$15.711     (b)$15.658
        Ending Number of AUs................................   (a)385         (a)25,704
                                                               (b)20          (b)879

------------------------------------------------------------------------------------------
COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES - CFT I Class A
Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.981     (a)$11.921
                                                               (b)$10.827     (b)$11.730
        Ending AUV..........................................   (a)$11.921     (a)$13.334
                                                               (b)$11.730     (b)$13.071
        Ending Number of AUs................................   (a)5,514       (a)142,901
                                                               (b)337         (b)819

------------------------------------------------------------------------------------------
CONSERVATIVE BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
        Beginning AUV.......................................   (a)N/A         (a)$10.000
                                                               (b)N/A         (b)$10.000
        Ending AUV..........................................   (a)N/A         (a)$10.557
                                                               (b)N/A         (b)$10.351
        Ending Number of AUs................................   (a)N/A         (a)32,926
                                                               (b)N/A         (b)10

------------------------------------------------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 01/29/07)
        Beginning AUV.......................................   (a)N/A         (a)$10.695
                                                               (b)N/A         (b)$10.559
        Ending AUV..........................................   (a)N/A         (a)$11.394
                                                               (b)N/A         (b)$10.980
        Ending Number of AUs................................   (a)N/A         (a)11,708
                                                               (b)N/A         (b)9

------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.455     (a)$17.675
                                                               (b)$17.291     (b)$17.481
        Ending AUV..........................................   (a)$17.675     (a)$18.316
                                                               (b)$17.481     (b)$18.024
        Ending Number of AUs................................   (a)14,876      (a)1,486,431
                                                               (b)1,090       (b)127,739

------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$35.890     (a)$38.538
                                                               (b)$35.500     (b)$38.020
        Ending AUV..........................................   (a)$38.538     (a)$40.004
                                                               (b)$38.020     (b)$39.269
        Ending Number of AUs................................   (a)17,229      (a)628,354
                                                               (b)2,065       (b)65,520

------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$12.143     (a)$12.916
                                                               (b)$12.026     (b)$12.776
        Ending AUV..........................................   (a)$12.916     (a)$12.444
                                                               (b)$12.776     (b)$12.256
        Ending Number of AUs................................   (a)72          (a)62,424
                                                               (b)376         (b)3,860

------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$16.243     (a)$18.981
                                                               (b)$16.074     (b)$18.737
        Ending AUV..........................................   (a)$18.981     (a)$26.368
                                                               (b)$18.737     (b)$25.900
        Ending Number of AUs................................   (a)10,396      (a)438,081
                                                               (b)228         (b)33,830

------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
EQUITY INCOME ACCOUNT - PVCF Class 2 Shares*
(formerly Equity Income Account I)
(Inception Date - 01/29/07)
        Beginning AUV.......................................   (a)N/A         (a)$10.000
                                                               (b)N/A         (b)$10.000
        Ending AUV..........................................   (a)N/A         (a)$10.247
                                                               (b)N/A         (b)$9.995
        Ending Number of AUs................................   (a)N/A         (a)215,078
                                                               (b)N/A         (b)10

------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$19.149     (a)$20.603
                                                               (b)$18.945     (b)$20.314
        Ending AUV..........................................   (a)$20.603     (a)$20.262
                                                               (b)$20.314     (b)$19.830
        Ending Number of AUs................................   (a)293         (a)27,227
                                                               (b)16          (b)203

------------------------------------------------------------------------------------------
FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
        Beginning AUV.......................................   (a)N/A         (a)$10.000
                                                               (b)N/A         (b)$10.000
        Ending AUV..........................................   (a)N/A         (a)$10.449
                                                               (b)N/A         (b)$10.198
        Ending Number of AUs................................   (a)N/A         (a)51,487
                                                               (b)N/A         (b)10

------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.992     (a)$19.918
                                                               (b)$17.792     (b)$19.637
        Ending AUV..........................................   (a)$19.918     (a)$22.377
                                                               (b)$19.637     (b)$21.940
        Ending Number of AUs................................   (a)4,696       (a)474,608
                                                               (b)298         (b)30,369

------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
        Beginning AUV.......................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A

------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2
Shares
(Inception Date - 02/04/08)
        Beginning AUV.......................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A
        Ending AUV..........................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A
        Ending Number of AUs................................   (a)N/A         (a)N/A
                                                               (b)N/A         (b)N/A

------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.550     (a)$18.764
                                                               (b)$17.349     (b)$18.499
        Ending AUV..........................................   (a)$18.764     (a)$21.243
                                                               (b)$18.499     (b)$20.794
        Ending Number of AUs................................   (a)0           (a)530,111
                                                               (b)17          (b)23,578

------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.581     (a)$17.792
                                                               (b)$17.332     (b)$17.514
        Ending AUV..........................................   (a)$17.792     (a)$19.469
                                                               (b)$17.514     (b)$19.036
        Ending Number of AUs................................   (a)1,999       (a)375,686
                                                               (b)17          (b)10,802

------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$21.582     (a)$23.713
                                                               (b)$21.273     (b)$23.329
        Ending AUV..........................................   (a)$23.713     (a)$26.063
                                                               (b)$23.329     (b)$25.508
        Ending Number of AUs................................   (a)1,522       (a)66,332
                                                               (b)14          (b)2,031

------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature
         * Prior to May 17, 2008, known as Equity Income Account I.

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.147     (a)$17.248
                                                               (b)$16.961     (b)$17.031
        Ending AUV..........................................   (a)$17.248     (a)$18.012
                                                               (b)$17.031     (b)$17.696
        Ending Number of AUs................................   (a)22,573      (a)1,701,963
                                                               (b)2,058       (b)84,837

------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$31.912     (a)$33.954
                                                               (b)$31.558     (b)$33.504
        Ending AUV..........................................   (a)$33.954     (a)$36.761
                                                               (b)$33.504     (b)$36.094
        Ending Number of AUs................................   (a)1,435       (a)211,145
                                                               (b)122         (b)10,994

------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$29.767     (a)$31.254
                                                               (b)$29.437     (b)$30.838
        Ending AUV..........................................   (a)$31.254     (a)$34.122
                                                               (b)$30.838     (b)$33.364
        Ending Number of AUs................................   (a)51          (a)22,237
                                                               (b)10          (b)632

------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$5.310      (a)$5.603
                                                               (b)$5.259      (b)$5.540
        Ending AUV..........................................   (a)$5.603      (a)$6.692
                                                               (b)$5.540      (b)$6.583
        Ending Number of AUs................................   (a)20,442      (a)399,570
                                                               (b)733         (b)33,447

------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$20.152     (a)$20.828
                                                               (b)$19.924     (b)$20.548
        Ending AUV..........................................   (a)$20.828     (a)$20.746
                                                               (b)$20.548     (b)$20.364
        Ending Number of AUs................................   (a)4,601       (a)82,692
                                                               (b)2,065       (b)7,118

------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.160     (a)$14.413
                                                               (b)$13.013     (b)$14.231
        Ending AUV..........................................   (a)$14.413     (a)$16.333
                                                               (b)$14.231     (b)$16.047
        Ending Number of AUs................................   (a)20,929      (a)933,916
                                                               (b)385         (b)42,549

------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$16.949     (a)$18.647
                                                               (b)$16.824     (b)$18.477
        Ending AUV..........................................   (a)$18.647     (a)$19.633
                                                               (b)$18.477     (b)$19.357
        Ending Number of AUs................................   (a)17,676      (a)1,106,240
                                                               (b)504         (b)46,584

------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.126     (a)$13.758
                                                               (b)$12.970     (b)$13.554
        Ending AUV..........................................   (a)$13.758     (a)$14.016
                                                               (b)$13.554     (b)$13.740
        Ending Number of AUs................................   (a)2,549       (a)1,046,984
                                                               (b)7,993       (b)73,609

------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$11.112     (a)$12.058
                                                               (b)$10.993     (b)$11.913
        Ending AUV..........................................   (a)$12.058     (a)$13.463
                                                               (b)$11.913     (b)$13.223
        Ending Number of AUs................................   (a)1,299       (a)191,621
                                                               (b)27          (b)17,620

------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$22.221     (a)$23.242
                                                               (b)$21.985     (b)$22.950
        Ending AUV..........................................   (a)$23.242     (a)$25.248
                                                               (b)$22.950     (b)$24.748
        Ending Number of AUs................................   (a)263         (a)16,382
                                                               (b)14          (b)189

------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$26.567     (a)$27.772
                                                               (b)$26.268     (b)$27.402
        Ending AUV..........................................   (a)$27.772     (a)$28.439
                                                               (b)$27.402     (b)$27.920
        Ending Number of AUs................................   (a)4,101       (a)285,013
                                                               (b)551         (b)29,629

------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$10.044     (a)$10.754
                                                               (b)$9.929      (b)$10.594
        Ending AUV..........................................   (a)$10.754     (a)$12.356
                                                               (b)$10.594     (b)$12.073
        Ending Number of AUs................................   (a)435         (a)260,004
                                                               (b)30          (b)12,241

------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$42.399     (a)$47.983
                                                               (b)$41.972     (b)$47.347
        Ending AUV..........................................   (a)$47.983     (a)$66.094
                                                               (b)$47.347     (b)$64.901
        Ending Number of AUs................................   (a)1,444       (a)165,865
                                                               (b)75          (b)25,634

------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$28.527     (a)$31.207
                                                               (b)$28.230     (b)$30.792
        Ending AUV..........................................   (a)$31.207     (a)$26.262
                                                               (b)$30.792     (b)$25.783
        Ending Number of AUs................................   (a)7,986       (a)403,031
                                                               (b)264         (b)25,490

------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$9.359      (a)$10.117
                                                               (b)$9.344      (b)$10.084
        Ending AUV..........................................   (a)$10.117     (a)$9.283
                                                               (b)$10.084     (b)$9.207
        Ending Number of AUs................................   (a)11,274      (a)899,895
                                                               (b)624         (b)51,343

------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$17.114     (a)$18.363
                                                               (b)$16.917     (b)$18.123
        Ending AUV..........................................   (a)$18.363     (a)$18.366
                                                               (b)$18.123     (b)$18.036
        Ending Number of AUs................................   (a)11,671      (a)895,741
                                                               (b)254         (b)36,668

------------------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
        Beginning AUV.......................................   (a)N/A         (a)$11.828
                                                               (b)N/A         (b)$11.652
        Ending AUV..........................................   (a)N/A         (a)$12.615
                                                               (b)N/A         (b)$12.089
        Ending Number of AUs................................   (a)N/A         (a)63,329
                                                               (b)N/A         (b)9

------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$2.301      (a)$2.373
                                                               (b)$2.278      (b)$2.343
        Ending AUV..........................................   (a)$2.373      (a)$2.842
                                                               (b)$2.343      (b)$2.783
        Ending Number of AUs................................   (a)4           (a)333,150
                                                               (b)132         (b)133,610

------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

                                                               FISCAL YEAR    FISCAL YEAR
                                                                  ENDED          ENDED
                                                                 12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.686     (a)$15.021
                                                               (b)$13.678     (b)$14.992
        Ending AUV..........................................   (a)$15.021     (a)$17.850
                                                               (b)$14.992     (b)$17.714
        Ending Number of AUs................................   (a)576         (a)53,314
                                                               (b)22          (b)1,485

------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(formerly Worldwide High Income)
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$20.363     (a)$21.174
                                                               (b)$20.314     (b)$21.066
        Ending AUV..........................................   (a)$21.174     (a)$21.958
                                                               (b)$21.066     (b)$21.617
        Ending Number of AUs................................   (a)0           (a)20,093
                                                               (b)15          (b)242

------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$9.251      (a)$9.752
                                                               (b)$9.150      (b)$9.617
        Ending AUV..........................................   (a)$9.752      (a)$11.204
                                                               (b)$9.617      (b)$10.927
        Ending Number of AUs................................   (a)1           (a)16,925
                                                               (b)33          (b)33

------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$13.395     (a)$14.143
                                                               (b)$13.259     (b)$13.977
        Ending AUV..........................................   (a)$14.143     (a)$13.606
                                                               (b)$13.977     (b)$13.378
        Ending Number of AUs................................   (a)5,469       (a)202,547
                                                               (b)3,463       (b)20,870

------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 09/29/06)
        Beginning AUV.......................................   (a)$14.522     (a)$15.400
                                                               (b)$14.377     (b)$15.202
        Ending AUV..........................................   (a)$15.400     (a)$15.551
                                                               (b)$15.202     (b)$15.275
        Ending Number of AUs................................   (a)15,244      (a)1,204,718
                                                               (b)289         (b)40,823

------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional enhanced death benefit feature and optional EstatePlus feature
         (b) With election of the optional enhanced death benefit feature and optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX B - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock features:



MARKETLOCK INCOME PLUS EXAMPLES



The following examples demonstrate the operation of the MarketLock Income Plus feature:



EXAMPLE 1:



Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.



Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is the Net Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first anniversary is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.



EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, you take no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $223,000   $221,000    $200,000    $14,000    $11,050
------------------------------------------------------------------------------
         3rd           $223,000   $235,000    $200,000    $14,000    $11,750
------------------------------------------------------------------------------
         4th           $223,000   $249,000    $200,000    $14,000    $12,450
------------------------------------------------------------------------------
         5th           $253,000   $295,100    $230,000    $16,100    $14,755
------------------------------------------------------------------------------
         6th           $303,000   $311,200    $230,000    $16,100    $15,560
------------------------------------------------------------------------------



Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year. On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000
($207,000 + $14,000). Your Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000     N/A *      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------------
         4th           $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000     N/A *      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------------



* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.



On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:



Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments, no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 X 96%). The Income Credit Base is adjusted to $134,400 ($140,000 X 96%). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE:



Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the tenth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $103,000   $163,000    $100,000     $7,000     $8,150
------------------------------------------------------------------------------
        10th           $103,000   $200,000    $200,000     N/A *     $10,000
------------------------------------------------------------------------------



* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 10th anniversary.

On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% X $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 6 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the eighth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $98,320    $160,000    $100,000     $4,000     $8,000
------------------------------------------------------------------------------
        10th           $90,320    $162,000    $100,000     $2,000     $8,100
------------------------------------------------------------------------------



On your eighth contract anniversary, your contract value is $103,000, and your Income Base is stepped-up to $156,000 and your Income Credit Base remains unchanged. Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,800 (5% of the $156,000 Income Base). Assume that during your ninth contract year, after your eighth contract anniversary, you make a withdrawal of $4,680 (3% of the $156,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your ninth contract anniversary will equal $98,320 ($103,000 - $4,680). Your new Income Credit is 4% (7%-3%) of
your Income Credit Base (4% * $100,000), which is $4,000. Your Income Base is equal to the greatest of your contract value ($98,320) or your Income Credit plus your current Income Base ($160,000 = $4,000 + $156,000). Assume that during your tenth contract year, after your ninth contract anniversary, you make another withdrawal of $8,000 (5% of the $160,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your tenth contract anniversary will equal $90,320 ($98,320 -- $8,000). Your new Income Credit is 2% (7%-5%) of your Income Credit Base (2% X $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($90,320) or your Income Credit plus your current Income Base
($162,000 = $2,000 + $160,000). The Income Base will not increase to the Minimum Income Base since withdrawals were taken before the tenth Benefit Year anniversary.



On your tenth contract anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $8,100 (5% of the $162,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,100 each year as long as the Covered Person(s) is(are) alive.


MARKETLOCK FOR LIFE PLUS EXAMPLES


The following examples demonstrate the operation of the MarketLock For Life Plus +6% option unless otherwise specified:


EXAMPLE 1:


Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.



Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (6% X $100,000) which equals $6,000. On your first contract anniversary, your Income Base is adjusted to $106,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000).



Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first contract anniversary is 5% of the Income Base (5% X $106,000 = $5,300). Therefore, as of your first contract anniversary, you may take withdrawals of up to

$5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.


EXAMPLE 2:


Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000    $100,000     $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $223,000   $218,000    $200,000    $12,000    $10,900
------------------------------------------------------------------------------
         3rd           $223,000   $230,000    $200,000    $12,000    $11,500
------------------------------------------------------------------------------
         4th           $223,000   $242,000    $200,000    $12,000    $12,100
------------------------------------------------------------------------------
         5th           $253,000   $285,800    $230,000    $13,800    $14,290
------------------------------------------------------------------------------
         6th           $303,000   $299,600    $230,000    $13,800    $14,980
------------------------------------------------------------------------------



Since the Income Base equals the Income Base at the beginning of that Income Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Income Base equals $218,000 ($206,000
+ $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the second contract anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $272,000 ($242,000 + $30,000). On your fifth contract anniversary, your Bonus Base is $230,000 and your Income Credit equals $13,800 ($230,000 X 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $299,600
($285,800 + $13,800). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.


EXAMPLE 3:


Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000    $100,000     $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000      N/A*      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $121,900    $115,000     $6,900     $6,095
------------------------------------------------------------------------------
         4th           $110,000   $128,800    $115,000     $6,900     $6,440
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000      N/A*      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $148,400    $140,000     $8,400     $7,420
------------------------------------------------------------------------------



* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.



On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.



EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:



Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the sixth contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your

Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount
($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500 ($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Income Credit is 6% of your new Income Credit Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 5 - IF YOU ELECT MARKETLOCK FOR LIFE PLUS +7% OPTION:



Assume you elect MarketLock For Life Plus +7% option, and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the tenth contract anniversary. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:



----------------------------------------------------------------------------
                                                                   MAXIMUM
                                              INCOME                ANNUAL
                       CONTRACT    INCOME     CREDIT     INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE       BASE       BASE      CREDIT     AMOUNT
----------------------------------------------------------------------------
         1st           $103,000   $107,000   $100,000    $7,000     $5,350
----------------------------------------------------------------------------
         2nd           $103,000   $114,000   $100,000    $7,000     $5,700
----------------------------------------------------------------------------
         3rd           $103,000   $121,000   $100,000    $7,000     $6,050
----------------------------------------------------------------------------
         4th           $103,000   $128,000   $100,000    $7,000     $6,400
----------------------------------------------------------------------------
         5th           $103,000   $135,000   $100,000    $7,000     $6,750
----------------------------------------------------------------------------
         6th           $103,000   $142,000   $100,000    $7,000     $7,100
----------------------------------------------------------------------------
         7th           $103,000   $149,000   $100,000    $7,000     $7,450
----------------------------------------------------------------------------
         8th           $103,000   $156,000   $100,000    $7,000     $7,800
----------------------------------------------------------------------------
         9th           $103,000   $163,000   $100,000    $7,000     $8,150
----------------------------------------------------------------------------
        10th           $103,000   $200,000   $100,000     N/A*     $10,000
----------------------------------------------------------------------------



* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than both maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base is increased to $200,000 on the tenth contract anniversary.



On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% of $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.


MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:


Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.



Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.


EXAMPLE 2:


Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT               WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         4th           $110,000   $110,000      $5,500       20       $5,500
------------------------------------------------------------------------------
         5th           $120,000   $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------


On your fifth contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/ $8,400). Therefore, as of your fifth contract anniversary, you may take up to $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals up to $6,000 (5% X $120,000) for life.


EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:


Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your sixth contract year, after your fifth contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take withdrawals of up to $8,400 annually over the next 13 years, plus $6,300 in the last Benefit Year.


EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:


Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:



------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT      MAV      WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         4th           $110,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         5th           $80,000    $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------



Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base
(7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, you may take annual withdrawals of up to $8,400 over the next 14 years, plus $2,400 in the last Benefit Year.



Now assume that during your sixth contract year, after your fifth contract anniversary, your contract value is $80,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 -- $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $71,600 ($80,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600
($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal
($68,312/$71,600 = 95.4%), or ($111,600 X 95.4%) which equals $106,475. Your MAV
Benefit Base is the lesser of these two calculations, or $106,475. The Minimum Withdrawal Period following the Excess Withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the Excess Withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($106,475/13.28), which equals $8,017.71. Therefore, you may take annual withdrawals of up to $8,017.71 over the next 13 years, plus $2,244.77 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS
                        OF CERTAIN FEATURES AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              New Mexico
                                                                                                 North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Annuity Income Options            You may switch to the income phase any time after your first  Florida contract anniversary.
--------------------------------------------------------------------------------------------------------------------
 Capital Protector, MarketLock     Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 MarketLock Income Plus,           Charge will be deducted pro-rata from variable portfolios     Oregon
 MarketLock For Life Plus          only. If Purchase Payments are allocated among Fixed          Texas
                                   Accounts only, no charge will be deducted.                    Washington
--------------------------------------------------------------------------------------------------------------------
 MarketLock For Life Plus          You may elect to receive the Maximum Annual Withdrawal        Oregon
                                   Amount monthly.
--------------------------------------------------------------------------------------------------------------------
 Capital Protector                 The fee for Capital Protector is as follows:                  Oregon
                                   Years 0-7  0.65%                                              Washington
                                   Years 8-10 0.30%
                                   Years 11+ 0.00%
--------------------------------------------------------------------------------------------------------------------
 Minimum Contract Value            The minimum contract value is $2,000.                         Texas
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal.             Oregon
--------------------------------------------------------------------------------------------------------------------
 Death Benefits                    The standard death benefit is only available to contract      Washington
                                   owners or continuing spouses who are age 82 and younger. The
                                   Purchase Payment Accumulation Option and EstatePlus death
                                   benefit are not available.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified          California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Maine
                                   and 2.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Nevada
                                   and 3.5% for non-qualified contracts when you surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium     South Dakota
                                   tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified           West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Wyoming
                                   and 1.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Withdrawals                       The minimum amount that must remain in the contract after a   Texas
                                   partial withdrawal is $2,000.
--------------------------------------------------------------------------------------------------------------------
 Withdrawals                       You receive the benefit of a free withdrawal upon a full      Washington
                                   surrender.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit options payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Standard Death Benefit

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. The lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

     2.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or


          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or


          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

     If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Maximum

          Anniversary Value will no longer be deducted as of the Continuation Date.

          3.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX E - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. The Statement of Additional Information contains more information regarding these arrangements.


GUARANTEE OF INSURANCE OBLIGATIONS


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Choice(III) Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH


                            VARIABLE SEPARATE ACCOUNT

                      POLARIS CHOICE III VARIABLE ANNUITY






This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2008, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:




                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                   May 1, 2008

                                TABLE OF CONTENTS



                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Support Agreement Between the Company and AIG....................    4

Master-Feeder Structure..........................................    4

Performance Data ................................................    4

Annuity Income Payments..........................................    8

Annuity Unit Values..............................................    9

Death Benefit Options for Contracts Issued Before May 1, 2007....   13

Death Benefits Following Spousal Continuation for
Contracts Issued Before May 1, 2007..............................   14

MarketLock For Two Optional Living Benefit Provisions ...........   17

Polaris Income Rewards Optional Living Benefit Provisions .......   23

Taxes............................................................   30

Broker-Dealer Firms Receiving Revenue Sharing Payments ..........   40

Distribution of Contracts........................................   41

Financial Statements.............................................   41

                                SEPARATE ACCOUNT
                                ----------------


     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc. (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Annuity Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Annuity Income Payments).



                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
                 ---------------------------------------------

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.

                            MASTER-FEEDER STRUCTURE
                            -----------------------

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") does not provide any portfolio management services for the Feeder Funds. AIG SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, AIG SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.


AIG SAAMCo has contractually agreed to waive 0.60% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Portfolio ceases to operate as a "feeder fund," AIG SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:



   o Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, AIG SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, AIG SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

   o Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


                                PERFORMANCE DATA
                                ----------------

     From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a subaccount of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust, American Funds Insurance Series, Lord Abbett Series Fund, Inc., Columnia Funds Variable Insurance Trust and Van Kampen Life Investment Trust ("Trusts") modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying fund. Further, returns shown are for the original class of shares of certain Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges for the newer class of shares (for Class 3 and Class II respectively) until performance for the newer class becomes available. However, the actual shares purchased under this contract are Class 3 for Anchor Series Trust and SunAmerica Series Trust, Class 2 for American Funds Insurance Series, and Class II for Van Kampen Life Investment Trust. Returns of the newer class will be lower than those of the original class since the newer class of shares is subject to service fees of 0.25% for each Trust except Lord Abbett Series Fund, Inc. The inception date of the Class 3 shares in Anchor Series and SunAmerica Series Trusts is September 30, 2002; the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000; and the inception date of the Class 2 shares of American Funds Insurance Series is April 30, 1997. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was incepted in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on underlying Trusts' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


          Base Period Return = (EV-SV-CMF)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following pages, both with and without an assumed complete redemption at the end of the stated period.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above.

     These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                      n
                P(1+T)  = ERV


where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Annuity Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Annuity Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Annuity Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

     P's first variable Annuity Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

     Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Annuity Income Payments.

         DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2007
         -------------------------------------------------------------

The following details the Death Benefit Options for Contracts issued before May 1, 2007.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

      1.    Contract value; or

      2.    Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:

      1. Contract value; or

      2. The lesser of:

            a. Net Purchase Payments; or
            b. 125% of Contract Value.

OPTIONAL DEATH BENEFITS

For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

      1. Contract value; or

      2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

      3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

      1. Contract value; or

      2. Net Purchase Payments; or

      3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

       DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED
                               BEFORE MAY 1, 2007
       ------------------------------------------------------------------

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

      1. STANDARD DEATH BENEFIT

      If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

            a. Contract value; or

            b. Continuation Net Purchase Payments.

            If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

            a. Contract value; or

            b. The lesser of:

                  (1) Continuation Net Purchase Payments; or
                  (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.

      2. PURCHASE PAYMENT ACCUMULATION OPTION

      If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

            a. Contract value; or

            b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

            c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

      If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

            a. Contract value; or

            b. Continuation Net Purchase Payments; or

            c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 90 or older at the time of death, the death benefit is equal to contract value.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

      3. MAXIMUM ANNIVERSARY VALUE OPTION

      If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

            a. Contract value; or

            b. Continuation Net Purchase Payments; or

            c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will not longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 and older on the Continuation Date or age 90 or older on the date of death, the death benefit is equal to contract value.

              MarketLock For Two Optional Living Benefit Provisions
--------------------------------------------------------------------------------

MARKETLOCK FOR TWO

What is MarketLock For Two?

MarketLock For Two is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for the life of two spouses. Thus, MarketLock For Two may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

Please note that this feature and its components that permit lifetime withdrawals may not be available in your state or through your broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock For Two depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

WITHDRAWALS UNDER THE FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES, AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if your under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND, OR TERMINATE MARKETLOCK FOR TWO AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Two?

You may only elect MarketLock For Two at the time of contract issue and this feature cannot be elected if you elect any other optional living benefit, including MarketLock. To elect MarketLock For Two, you must purchase the contract with your spouse as joint owner or you must designate your spouse as the sole, primary beneficiary. For Non-qualified contracts, the younger owner/spousal beneficiary must be at least age 55 and no older than age 75. For Qualified contracts, the owner and the spousal beneficiary must be at least age 55 and the owner must be no older than age 75 at the time of contract issue.

How does MarketLock For Two work?

MarketLock For Two automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over your lifetime and the lifetime of your spouse. You may begin taking withdrawals immediately following the contract issue date. The Maximum Annual Withdrawal Percentage represents the maximum percentage of your MAV Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year, and varies depending on the age of the younger spouse at the time of the first withdrawal.

MARKETLOCK FOR TWO SUMMARY TABLE:

                                                                     MAXIMUM
                                                                     ANNUAL
AGE OF THE YOUNGER SPOUSE                                          WITHDRAWAL
AT TIME OF FIRST WITHDRAWAL                                        PERCENTAGE*
---------------------------                                        -----------
At least age 55 but prior to 63rd Birthday                             4%
At least age 63 but prior to 76th Birthday                             5%
  On or after 76th birthday                                            6%

----------

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Two?" below.

How are the components for MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS. Eligible Purchase Payments are limited to $1,500,000 without our prior approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any Excess Withdrawals are taken. Please see "What are the effects of withdrawals on MarketLock For Two?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for excess withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal. Applicable percentages are shown in the MarketLock For Two Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

What is the fee for MarketLock For Two?

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock For Two?

The Maximum Annual Withdrawal Amount and the MAV Benefit Base may change over time as a result of the timing and amounts of withdrawals.

Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime.

The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

    MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

    For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

    MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount For Two. PLEASE SEE BELOW FOR EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if at the time an Excess Withdrawal is taken, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

    1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

    2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

    3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the younger spouse is age 85 or younger at the time you elect the extension, they may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the components for MarketLock For Two calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted for market gains on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for excess withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock For Two upon a spousal continuation?

The components of the feature will not change as a result of a spousal continuation. A continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a continuing spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the continuing spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. (See "Can I extend the MAV Evaluation Period beyond 10 years?").

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two. SEE DEATH BENEFITS SECTION IN THE PROSPECTUS.

What happens to MarketLock For Two upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

    1.  Annuitize the contract value under the contract's annuity provisions; or

    2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

    3.  Any payment option mutually agreeable between you and us.

Upon election of items 1, 2, or 3 above, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock For Two be cancelled?

MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock For Two is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock For Two after cancellation.

Are there circumstances under which MarketLock For Two will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

    1.  Annuitization of the contract; or

    2.  Full surrender of the contract; or

    3.  A death benefit is paid and the contract is not continued by the spouse;
        or

    4. Excess withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

    5.  Death of surviving original spouse; or

    6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"*

    * If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

    1.  One of the two original owners is removed from the contract; or

    2.  The original spousal beneficiary is removed or replaced; or

    3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

    4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock For Two be cancelled?"

               MarketLock For Two Optional Living Benefit Examples
--------------------------------------------------------------------------------

EXAMPLE 1:

Assume you elect MarketLock For Two and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals (when the younger of you and if applicable, your spouse is at least 63 years old but younger than 76 years old) is 5% of the MAV Benefit Base (5% x $105,000 = $5,250). Therefore, as of your 1st contract anniversary, you may take up to $5,250 annually as long as at least one of you or your spouse is alive.

EXAMPLE 2:

Assume you elect MarketLock For Two and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

ANNIVERSARY                        CONTRACT VALUE      MAV BENEFIT BASE
-----------                        --------------      ----------------
   1st                                $105,000           $105,000
   2nd                                $115,000           $115,000
   3rd                                $107,000           $115,000
   4th                                $110,000           $115,000
   5th                                $120,000           $120,000

On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals (provided the younger of you or your spouse is at least 76) is 6% of the MAV Benefit Base (6% x $120,000 = $7,200). Therefore, you may take up to $7,200 annually while at least one of you or your spouse is alive.

EXAMPLE 3 -- IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
             AMOUNT:

Assume you elect MarketLock For Two, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and Benefit Base values are as described in EXAMPLE 2 above. Also assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $118,000 and you make your first withdrawal in the amount of $11,632. Assuming that you or the younger of you or your spouse is at least age 76 at the time of your first withdrawal, your Maximum Annual Withdrawal percentage would be 6% of the MAV Benefit Base (6% x $120,000 = $7,200). However because your withdrawal of $11,632 is greater than your Maximum Annual Withdrawal Amount ($7,200), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,632 -- $7,200), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,200. Your contract value after this portion of the withdrawal is $110,800 ($118,000 -- $7,200), but your Benefit Base is unchanged. Next, we recalculate your Benefit Base by reducing the Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,432/$110,800 = 4%), or $120,000 x 96% which equals $115,200. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal percentage ($115,200 * 6%), which equals $6,912. Therefore, you may take up to $6,912 annually while at least one of you or your spouse is alive.

            Polaris Income Rewards Optional Living Benefit Provisions
--------------------------------------------------------------------------------

POLARIS INCOME REWARDS

What is Polaris Income Rewards?

Polaris Income Rewards is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Purchase Payments made in the first 90 days after contract issue with an opportunity for a Step-Up Amount, as described below, adjusted for withdrawals during that period (the "Benefit"); these withdrawals are guaranteed even if the contract value falls to zero. Polaris Income Rewards does not guarantee lifetime withdrawals but it may offer protection in the event your contract value declines due to unfavorable investment performance. Polaris Income Rewards has rules and restrictions that are discussed in detail below.

Polaris Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount depending on the option elected. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Polaris Income Rewards?

You may only elect this feature at the time of contract issue. You may not change the option after election. Please refer to the Polaris Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Polaris Income Rewards, it cannot be cancelled.

Polaris Income Rewards cannot be elected if you elect any other optional living benefit. Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Polaris Income Rewards calculated?

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Polaris Income Rewards options?

The table below is a summary of the three Polaris Income Rewards options we are currently offering.

POLARIS INCOME REWARDS SUMMARY:

                                                                                                          MINIMUM
                                                                                                         WITHDRAWAL
                                                                                                          PERIOD*
                                                                                                        (IF MAXIMUM
                                                                                        MAXIMUM            ANNUAL
                                           BENEFIT                                      ANNUAL           WITHDRAWAL
                  MAXIMUM                AVAILABILITY                                 WITHDRAWAL        AMOUNT TAKEN
 OPTION         ELECTION AGE                 DATE              STEP-UP AMOUNT        PERCENTAGE***       EACH YEAR)
 ------         ------------                 ----              --------------        -------------       ----------
    1       Age 80 or younger on      3 years following      10%* of Withdrawal    10% of Withdrawal      11 years
          the contract issue date    contract issue date        Benefit Base         Benefit Base
    2       Age 80 or younger on      5 years following      20%* of Withdrawal    10% of Withdrawal      12 years
          the contract issue date    contract issue date        Benefit Base         Benefit Base
    3       Age 70 or younger on      10 years following    50%** of Withdrawal    10% of Withdrawal      15 years
          the contract issue date    contract issue date        Benefit Base         Benefit Base

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. PLEASE SEE IMPORTANT INFORMATION SECTION IN THE PROSPECTUS.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include spousal continuation contributions. SEE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Up Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

      CONTRACT YEAR                                        ANNUALIZED FEE
      -------------                                        --------------
       0-7 years                                                0.65%
      8-10 years                                                0.45%
            11+                                                 None

What are the effects of withdrawals on Polaris Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

    WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

    Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

    (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

    (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

        a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

    STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

    If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

    After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

        a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up

Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

    MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

    During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

    CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

PLEASE SEE BELOW FOR EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

        1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

        2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

        3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. SEE DEATH BENEFITS SECTION IN THE PROSPECTUS. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the features automatically terminate upon the occurrence of one of the following:

        1.  The Stepped-Up Benefit Base is equal to zero; or

        2.  Annuitization of the contract; or

        3.  Full surrender of the contract; or

        4.  Death benefit is paid; or

        5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option. PLEASE SEE INCOME OPTIONS SECTION IN THE PROSPECTUS.

IMPORTANT INFORMATION ABOUT POLARIS INCOME REWARDS

Polaris Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS INCOME REWARDS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

             Polaris Income Rewards Optional Living Benefit Examples
--------------------------------------------------------------------------------


POLARIS INCOME REWARDS

EXAMPLE 1 OF POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.

Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% x $100,000) = $120,000). Your Maximum Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 x 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take up to $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

EXAMPLE 2 -- IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
             POLARIS INCOME REWARDS OPTIONS 1 AND 2:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% x 100,000) = $90,000). Since the
Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

EXAMPLE 3 -- IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
             POLARIS INCOME REWARDS OPTION 3:

Assume you elect Polaris Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% x 100,000) = $90,000). Since the
withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% x $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

EXAMPLE 4 -- IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
             WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 annually over a minimum of 11 years, plus $2,500 in the last Benefit Year.

EXAMPLE 5 -- IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
             AFTER THE BENEFIT AVAILABILITY DATE FOR POLARIS INCOME REWARDS:

Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000/$125,000 = 4%). Finally, we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

                                      TAXES
                                      -----

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-qualified variable annuity contracts. These requirements generally do not apply to qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan;
(3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.


QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from qualified contracts.


(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2008 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2008 may not exceed the lesser of $46,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $85,000, your contribution may be fully deductible; if your income is between $85,000 and $95,000, your contribution may be partially deductible and if your income is $95,000 or more, your contribution may not be deductible. If you are single and your income is less than $53,000, your contribution may be fully deductible; if your income is between $53,000 and $63,000, your contribution may be partially deductible and if your income is $63,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.


(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2007, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Advantage Capital Corporation
A.G. Edwards & Sons, Inc.
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
Citigroup Global Markets Inc.
CCO Investment Services Corp.
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
First Citizens Investor Services, Inc.
First Financial Securities, Inc.
FSC Securities Corp.
Jefferson Pilot Securities Corporation
J.J.B. Hilliard, W.L. Lyons, Inc.
KNBT Securities, Inc.
LaSalle Financial Services, Inc.
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Mutual Service Corporation
NFP Securities, Inc.
RBC Capital Markets Corporation
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services
Vision Investment Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------

The following financial statements of Variable Separate Account are included in this Statement of Additional Information:

        - Report of Independent Registered Public Accounting Firm

        - Statement of Assets and Liabilities as of December 31, 2007

        - Schedule of Portfolio Investments as of December 31, 2007

        - Statement of Operations for the year ended December 31, 2007

        - Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

        - Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included in this Statement of Additional Information:

        - Report of Independent Registered Public Accounting Firm

        - Consolidated Balance Sheet as of December 31, 2007 and 2006

        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005

        - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005

        - Notes to Consolidated Financial Statements


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2007 AND 2006

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2007 AND 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, December 31, 2007 ....................    2
Schedule of Portfolio Investments, December 31, 2007 ......................   34
Statement of Operations, for the year ended December 31, 2007 .............   36
Statement of Changes in Net Assets, for the year ended December 31, 2007 ..   54
Statement of Changes in Net Assets, for the year ended December 31, 2006 ..   72
Notes to Financial Statements .............................................   90

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2007, and the results of their operations for the periods indicated and the changes in each of their net assets for each of the two years in the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2008

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                            Government
                                                   Asset        Capital         and                       Natural
                                                Allocation   Appreciation  Quality Bond     Growth       Resources
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               ------------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $239,833,843  $668,182,946  $234,675,614  $244,036,963  $214,948,823
   Dividends receivable                                   0             0             0             0             0
                                               ------------  ------------  ------------  ------------  ------------
      Total assets                             $239,833,843  $668,182,946  $234,675,614  $244,036,963  $214,948,823
                                               ============  ============  ============  ============  ============
Liabilities:                                              0             0             0             0             0
                                               ------------  ------------  ------------  ------------  ------------
Net assets:                                    $239,833,843  $668,182,946  $234,675,614  $244,036,963  $214,948,823
                                               ============  ============  ============  ============  ============
   Accumulation units                          $237,207,105  $665,839,389  $232,845,327  $242,905,704  $213,869,586
   Contracts in payout (annuitization) period     2,626,738     2,343,557     1,830,287     1,131,259     1,079,237
                                               ------------  ------------  ------------  ------------  ------------
      Total net assets                         $239,833,843  $668,182,946  $234,675,614  $244,036,963  $214,948,823
                                               ============  ============  ============  ============  ============
Accumulation units outstanding                    8,873,343    12,544,886    13,002,662     6,556,944     3,208,730
                                               ============  ============  ============  ============  ============

                                                                           Government
                                                   Asset       Capital         and                     Natural
                                                Allocation  Appreciation  Quality Bond     Growth     Resources
                                                Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               -----------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,679,976  $134,461,434  $111,935,603  $69,224,882  $44,896,542
   Dividends receivable                                  0             0             0            0            0
                                               -----------  ------------  ------------  -----------  -----------
      Total assets                             $18,679,976  $134,461,434  $111,935,603  $69,224,882  $44,896,542
                                               ===========  ============  ============  ===========  ===========
Liabilities:                                             0             0             0            0            0
                                               -----------  ------------  ------------  -----------  -----------
Net assets:                                    $18,679,976  $134,461,434  $111,935,603  $69,224,882  $44,896,542
                                               ===========  ============  ============  ===========  ===========
   Accumulation units                          $18,628,317  $134,149,567  $111,554,328  $69,111,766  $44,891,499
   Contracts in payout (annuitization) period       51,659       311,867       381,275      113,116        5,043
                                               -----------  ------------  ------------  -----------  -----------
      Total net assets                         $18,679,976  $134,461,434  $111,935,603  $69,224,882  $44,896,542
                                               ===========  ============  ============  ===========  ===========
Accumulation units outstanding                     700,449     2,473,375     6,197,491    1,878,339      677,466
                                               ===========  ============  ============  ===========  ===========


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                           Government
                                                  Asset        Capital         and                       Natural
                                                Allocation  Appreciation  Quality Bond     Growth       Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               -----------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
   Dividends receivable                                  0             0             0             0             0
                                               -----------  ------------  ------------  ------------  ------------
      Total assets                             $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
                                               ===========  ============  ============  ============  ============
Liabilities:                                             0             0             0             0             0
                                               -----------  ------------  ------------  ------------  ------------
Net assets:                                    $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
                                               ===========  ============  ============  ============  ============
   Accumulation units                          $31,763,534  $521,583,547  $556,850,229  $218,660,553  $200,615,977
   Contracts in payout (annuitization) period        2,301       121,787       163,307        69,730         6,743
                                               -----------  ------------  ------------  ------------  ------------
      Total net assets                         $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
                                               ===========  ============  ============  ============  ============
Accumulation units outstanding                   1,204,679     9,762,727    31,310,811     6,064,625     3,133,647
                                               ===========  ============  ============  ============  ============


                                                Aggressive    Alliance                  Blue Chip     Capital
                                                  Growth       Growth       Balanced      Growth       Growth
                                                Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                               -----------  ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $76,503,300  $423,159,668  $94,817,626  $16,771,820  $13,549,487
   Dividends receivable                                  0             0            0            0            0
                                               -----------  ------------  -----------  -----------  -----------
      Total assets                             $76,503,300  $423,159,668  $94,817,626  $16,771,820  $13,549,487
                                               ===========  ============  ===========  ===========  ===========
Liabilities:                                             0             0            0            0            0
                                               -----------  ------------  -----------  -----------  -----------
Net assets:                                    $76,503,300  $423,159,668  $94,817,626  $16,771,820  $13,549,487
                                               ===========  ============  ===========  ===========  ===========
   Accumulation units                          $75,937,441  $420,470,998  $93,826,012  $16,706,757  $13,489,250
   Contracts in payout (annuitization) period      565,859     2,688,670      991,614       65,063       60,237
                                               -----------  ------------  -----------  -----------  -----------
      Total net assets                         $76,503,300  $423,159,668  $94,817,626  $16,771,820  $13,549,487
                                               ===========  ============  ===========  ===========  ===========
Accumulation units outstanding                   4,460,489    11,463,534    5,601,380    2,329,044    1,483,536
                                               ===========  ============  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                   Cash        Corporate    Davis Venture   "Dogs" of     Emerging
                                                Management       Bond           Value      Wall Street     Markets
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               ------------  ------------  --------------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $157,085,537  $145,719,768  $1,132,762,035  $36,420,354  $148,654,454
   Dividends receivable                                   0             0               0            0             0
                                               ------------  ------------  --------------  -----------  ------------
      Total assets                             $157,085,537  $145,719,768  $1,132,762,035  $36,420,354  $148,654,454
                                               ============  ============  ==============  ===========  ============
Liabilities:                                              0             0               0            0             0
                                               ------------  ------------  --------------  -----------  ------------
Net assets:                                    $157,085,537  $145,719,768  $1,132,762,035  $36,420,354  $148,654,454
                                               ============  ============  ==============  ===========  ============
   Accumulation units                          $156,415,915  $144,508,914  $1,128,362,776  $36,089,118  $148,388,582
   Contracts in payout (annuitization) period       669,622     1,210,854       4,399,259      331,236       265,872
                                               ------------  ------------  --------------  -----------  ------------
      Total net assets                         $157,085,537  $145,719,768  $1,132,762,035  $36,420,354  $148,654,454
                                               ============  ============  ==============  ===========  ============
Accumulation units outstanding                   11,415,409     7,818,914      28,232,833    2,886,729     5,540,449
                                               ============  ============  ==============  ===========  ============

                                                   Equity      Fundamental                  Global         Growth
                                               Opportunities     Growth     Global Bond    Equities    Opportunities
                                                 Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                               -------------  ------------  -----------  ------------  -------------
Assets:
   Investments in Trusts, at net asset value    $79,309,576   $105,460,035  $72,916,266  $157,423,591   $22,236,254
   Dividends receivable                                   0              0            0             0             0
                                                -----------   ------------  -----------  ------------   -----------
      Total assets                              $79,309,576   $105,460,035  $72,916,266  $157,423,591   $22,236,254
                                                ===========   ============  ===========  ============   ===========
Liabilities:                                              0              0            0             0             0
                                                -----------   ------------  -----------  ------------   -----------
Net assets:                                     $79,309,576   $105,460,035  $72,916,266  $157,423,591   $22,236,254
                                                ===========   ============  ===========  ============   ===========
   Accumulation units                           $78,619,939   $104,754,262  $72,720,593  $156,530,985   $22,210,084
   Contracts in payout (annuitization) period       689,637        705,773      195,673       892,606        26,170
                                                -----------   ------------  -----------  ------------   -----------
      Total net assets                          $79,309,576   $105,460,035  $72,916,266  $157,423,591   $22,236,254
                                                ===========   ============  ===========  ============   ===========
Accumulation units outstanding                    3,858,303      4,922,503    3,725,872     5,972,702     3,277,374
                                                ===========   ============  ===========  ============   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                           International  International    Marsico
                                                  Growth-     High-Yield    Diversified      Growth &      Focused
                                                   Income         Bond        Equities        Income       Growth
                                                 Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               ------------  ------------  -------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $367,388,712  $127,924,639  $ 139,192,910   $200,680,648  $48,795,490
   Dividends receivable                                   0             0              0              0            0
                                               ------------  ------------  -------------   ------------  -----------
      Total assets                             $367,388,712  $127,924,639  $ 139,192,910   $200,680,648  $48,795,490
                                               ============  ============  =============   ============  ===========
Liabilities:                                              0             0              0              0            0
                                               ------------  ------------  -------------   ------------  -----------
Net assets:                                    $367,388,712  $127,924,639  $ 139,192,910   $200,680,648  $48,795,490
                                               ============  ============  =============   ============  ===========
   Accumulation units                          $364,058,728  $127,286,082  $ 138,488,643   $199,511,617  $48,734,430
   Contracts in payout (annuitization) period     3,329,984       638,557        704,267      1,169,031       61,060
                                               ------------  ------------  -------------   ------------  -----------
      Total net assets                         $367,388,712  $127,924,639  $ 139,192,910   $200,680,648  $48,795,490
                                               ============  ============  =============   ============  ===========
Accumulation units outstanding                   10,811,269     6,081,847      8,416,582     10,137,855    3,577,168
                                               ============  ============  =============   ============  ===========

                                                    MFS
                                               Massachusetts
                                                 Investors      MFS Total      Mid-Cap
                                                   Trust          Return        Growth     Real Estate   Technology
                                                 Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               -------------  ------------  -------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value    $120,201,972  $364,898,447   $85,043,221   $85,266,112  $22,615,569
   Dividends receivable                                    0             0             0             0            0
                                                ------------  ------------   -----------   -----------  -----------
      Total assets                              $120,201,972  $364,898,447   $85,043,221   $85,266,112  $22,615,569
                                                ============  ============   ===========   ===========  ===========
Liabilities:                                               0             0             0             0            0
                                                ------------  ------------   -----------   -----------  -----------
Net assets:                                     $120,201,972  $364,898,447   $85,043,221   $85,266,112  $22,615,569
                                                ============  ============   ===========   ===========  ===========
   Accumulation units                           $119,776,311  $363,788,512   $84,607,803   $84,869,855  $22,549,937
   Contracts in payout (annuitization) period        425,661     1,109,935       435,418       396,257       65,632
                                                ------------  ------------   -----------   -----------  -----------
      Total net assets                          $120,201,972  $364,898,447   $85,043,221   $85,266,112  $22,615,569
                                                ============  ============   ===========   ===========  ===========
Accumulation units outstanding                     4,731,631    12,819,292     6,872,375     3,201,604    7,840,652
                                                ============  ============   ===========   ===========  ===========


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                             Worldwide
                                                 Telecom       High       Aggressive    Alliance
                                                 Utility      Income        Growth       Growth     Balanced
                                                Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  -----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $39,204,694  $43,832,167  $11,044,347  $59,148,406  $16,049,705
   Dividends receivable                                  0            0            0            0            0
                                               -----------  -----------  -----------  -----------  -----------
      Total assets                             $39,204,694  $43,832,167  $11,044,347  $59,148,406  $16,049,705
                                               ===========  ===========  ===========  ===========  ===========
Liabilities:                                             0            0            0            0            0
                                               -----------  -----------  -----------  -----------  -----------
Net assets:                                    $39,204,694  $43,832,167  $11,044,347  $59,148,406  $16,049,705
                                               ===========  ===========  ===========  ===========  ===========
   Accumulation units                          $38,912,250  $43,502,095  $11,038,256  $59,126,403  $16,038,493
                                               -----------  -----------  -----------  -----------  -----------
   Contracts in payout (annuitization) period      292,444      330,072        6,091       22,003       11,212
                                               ===========  ===========  ===========  ===========  ===========
      Total net assets                         $39,204,694  $43,832,167  $11,044,347  $59,148,406  $16,049,705
                                               ===========  ===========  ===========  ===========  ===========
Accumulation units outstanding                   2,167,856    1,970,247      649,125    1,605,788      954,994
                                               ===========  ===========  ===========  ===========  ===========


                                                                                                     Davis
                                                Blue Chip    Capital       Cash      Corporate      Venture
                                                  Growth     Growth     Management     Bond          Value
                                                Portfolio   Portfolio   Portfolio    Portfolio     Portfolio
                                                (Class 2)   (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  ----------  -----------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $8,792,084  $5,719,187  $57,514,246  $48,501,854  $184,372,113
   Dividends receivable                                 0           0            0            0             0
                                               ----------  ----------  -----------  -----------  ------------
      Total assets                             $8,792,084  $5,719,187  $57,514,246  $48,501,854  $184,372,113
                                               ==========  ==========  ===========  ===========  ============
Liabilities:                                            0           0            0            0             0
                                               ----------  ----------  -----------  -----------  ------------
Net assets:                                    $8,792,084  $5,719,187  $57,514,246  $48,501,854  $184,372,113
                                               ==========  ==========  ===========  ===========  ============
   Accumulation units                          $8,790,223  $5,719,187  $57,348,954  $48,332,429  $183,970,035
                                               ----------  ----------  -----------  -----------  ------------
   Contracts in payout (annuitization) period       1,861           0      165,292      169,425       402,078
                                               ==========  ==========  ===========  ===========  ============
      Total net assets                         $8,792,084  $5,719,187  $57,514,246  $48,501,854  $184,372,113
                                               ==========  ==========  ===========  ===========  ============
Accumulation units outstanding                  1,243,244     633,367    4,220,513    2,630,945     4,596,592
                                               ==========  ==========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                "Dogs" of
                                                   Wall       Emerging      Equity       Foreign    Fundamental
                                                  Street      Markets    Opportunities    Value        Growth
                                                Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $13,674,579  $31,441,510   $14,780,533  $75,531,447   $6,766,692
   Dividends receivable                                  0            0             0            0            0
                                               -----------  -----------   -----------  -----------   ----------
      Total assets                             $13,674,579  $31,441,510   $14,780,533  $75,531,447   $6,766,692
                                               ===========  ===========   ===========  ===========   ==========
Liabilities:                                             0            0             0            0            0
                                               -----------  -----------   -----------  -----------   ----------
Net assets:                                    $13,674,579  $31,441,510   $14,780,533  $75,531,447   $6,766,692
                                               ===========  ===========   ===========  ===========   ==========
   Accumulation units                          $13,673,552  $31,438,839   $14,761,941  $75,492,137   $6,752,030
   Contracts in payout (annuitization) period        1,027        2,671        18,592       39,310       14,662
                                               -----------  -----------   -----------  -----------   ----------
      Total net assets                         $13,674,579  $31,441,510   $14,780,533  $75,531,447   $6,766,692
                                               ===========  ===========   ===========  ===========   ==========
Accumulation units outstanding                   1,095,283    1,187,756       727,508    3,365,594      318,015
                                               ===========  ===========   ===========  ===========   ==========


                                                                                                        High-
                                                  Global      Global        Growth        Growth-       Yield
                                                   Bond      Equities    Opportunities    Income         Bond
                                                Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,024,074  $19,379,314    $9,154,888   $28,979,639  $30,982,321
   Dividends receivable                                  0            0             0             0            0
                                               -----------  -----------    ----------   -----------  -----------
      Total assets                             $18,024,074  $19,379,314    $9,154,888   $28,979,639  $30,982,321
                                               ===========  ===========    ==========   ===========  ===========
Liabilities:                                             0            0             0             0            0
                                               -----------  -----------    ----------   -----------  -----------
Net assets:                                    $18,024,074  $19,379,314    $9,154,888   $28,979,639  $30,982,321
                                               ===========  ===========    ==========   ===========  ===========
   Accumulation units                          $18,024,074  $19,305,317    $9,154,888   $28,922,063  $30,851,118
   Contracts in payout (annuitization) period            0       73,997             0        57,576      131,203
                                               -----------  -----------    ----------   -----------  -----------
      Total net assets                         $18,024,074  $19,379,314    $9,154,888   $28,979,639  $30,982,321
                                               ===========  ===========    ==========   ===========  ===========
Accumulation units outstanding                     923,705      739,069     1,364,018       848,272    1,491,422
                                               ===========  ===========    ==========   ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                               MFS
                                               International  International    Marsico    Massachusetts
                                                Diversified      Growth &      Focused      Investors      MFS Total
                                                  Equities        Income        Growth        Trust         Return
                                                  Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 2)      (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                               -------------  -------------  -----------  -------------  ------------
Assets:
   Investments in Trusts, at net asset value    $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
   Dividends receivable                                   0              0             0             0              0
                                                -----------    -----------   -----------   -----------   ------------
      Total assets                              $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
                                                ===========    ===========   ===========   ===========   ============
Liabilities:                                              0              0             0             0              0
                                                -----------    -----------   -----------   -----------   ------------
Net assets:                                     $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
                                                ===========    ===========   ===========   ===========   ============
   Accumulation units                           $57,235,203    $35,748,552   $41,783,128   $23,708,091   $119,762,860
   Contracts in payout (annuitization) period        33,889        195,795        40,405         7,730         92,637
                                                -----------    -----------   -----------   -----------   ------------
      Total net assets                          $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
                                                ===========    ===========   ===========   ===========   ============
Accumulation units outstanding                    3,499,414      1,818,911     3,098,296       937,193      4,204,979
                                                ===========    ===========   ===========   ===========   ============

                                                                           Small &
                                                 Mid-Cap        Real       Mid Cap                  Telecom
                                                  Growth       Estate       Value     Technology    Utility
                                                Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                               -----------  -----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $40,461,275  $24,726,909  $44,841,243  $8,221,130  $5,342,993
   Dividends receivable                                  0            0            0           0           0
                                               -----------  -----------  -----------  ----------  ----------
      Total assets                             $40,461,275  $24,726,909  $44,841,243  $8,221,130  $5,342,993
                                               ===========  ===========  ===========  ==========  ==========
Liabilities:                                             0            0            0           0           0
                                               -----------  -----------  -----------  ----------  ----------
Net assets:                                    $40,461,275  $24,726,909  $44,841,243  $8,221,130  $5,342,993
                                               ===========  ===========  ===========  ==========  ==========
   Accumulation units                          $40,442,550  $24,714,002  $44,761,180  $8,216,268  $5,340,150
   Contracts in payout (annuitization) period       18,725       12,907       80,063       4,862       2,843
                                               -----------  -----------  -----------  ----------  ----------
      Total net assets                         $40,461,275  $24,726,909  $44,841,243  $8,221,130  $5,342,993
                                               ===========  ===========  ===========  ==========  ==========
Accumulation units outstanding                   3,266,960      940,405    2,435,210   2,882,621     299,160
                                               ===========  ===========  ===========  ==========  ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                                                         American
                                                                                                      American Funds   Funds Global
                                                Worldwide High   Aggressive Growth  Alliance Growth  Asset Allocation   Growth SAST
                                               Income Portfolio      Portfolio         Portfolio      SAST Portfolio     Portfolio
                                                   (Class 2)        (Class 3)          (Class 3)         (Class 3)       (Class 3)
                                               ----------------  -----------------  ---------------  ----------------  ------------
Assets:
   Investments in Trusts, at net asset value      $6,851,081        $19,120,314       $242,549,984      $17,992,072     $62,382,919
   Dividends receivable                                    0                  0                  0                0               0
                                                  ----------        -----------       ------------      -----------     -----------
      Total assets                                $6,851,081        $19,120,314       $242,549,984      $17,992,072     $62,382,919
                                                  ==========        ===========       ============      ===========     ===========
Liabilities:                                               0                  0                  0                0               0
                                                  ----------        -----------       ------------      -----------     -----------
Net assets:                                       $6,851,081        $19,120,314       $242,549,984      $17,992,072     $62,382,919
                                                  ==========        ===========       ============      ===========     ===========
   Accumulation units                             $6,847,299        $19,120,314       $242,451,269      $17,992,072     $62,379,184
   Contracts in payout (annuitization) period          3,782                  0             98,715                0           3,735
                                                  ----------        -----------       ------------      -----------     -----------
      Total net assets                            $6,851,081        $19,120,314       $242,549,984      $17,992,072     $62,382,919
                                                  ==========        ===========       ============      ===========     ===========
Accumulation units outstanding                       311,578          1,132,730          6,743,033        1,635,158       5,142,687
                                                  ==========        ===========       ============      ===========     ===========

                                               American Funds  American Funds                Blue Chip     Capital
                                                 Growth SAST    Growth-Income    Balanced      Growth       Growth
                                                  Portfolio    SAST Portfolio   Portfolio    Portfolio    Portfolio
                                                  (Class 3)       (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               --------------  --------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value     $84,729,982     $81,260,540   $17,414,478  $16,543,909  $36,234,272
   Dividends receivable                                    0               0             0            0            0
                                                 -----------     -----------   -----------  -----------  -----------
      Total assets                               $84,729,982     $81,260,540   $17,414,478  $16,543,909  $36,234,272
                                                 ===========     ===========   ===========  ===========  ===========
Liabilities:                                               0               0             0            0            0
                                                 -----------     -----------   -----------  -----------  -----------
Net assets:                                      $84,729,982     $81,260,540   $17,414,478  $16,543,909  $36,234,272
                                                 ===========     ===========   ===========  ===========  ===========
   Accumulation units                            $84,729,982     $81,260,540   $17,409,644  $16,539,403  $36,229,408
   Contracts in payout (annuitization) period              0               0         4,834        4,506        4,864
                                                 -----------     -----------   -----------  -----------  -----------
      Total net assets                           $84,729,982     $81,260,540   $17,414,478  $16,543,909  $36,234,272
                                                 ===========     ===========   ===========  ===========  ===========
Accumulation units outstanding                     7,222,806       7,486,135     1,045,325    2,340,254    4,001,416
                                                 ===========     ===========   ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                               ---------------  --------------  ---------------  ----------------  ----------------
Assets:
   Investments in Trusts, at net asset value     $229,635,212    $367,171,144     $679,538,448      $17,644,260      $160,604,624
   Dividends receivable                                     0               0                0                0                 0
                                                 ------------    ------------     ------------      -----------      ------------
      Total assets                               $229,635,212    $367,171,144     $679,538,448      $17,644,260      $160,604,624
                                                 ============    ============     ============      ===========      ============
Liabilities:                                                0               0                0                0                 0
                                                 ------------    ------------     ------------      -----------      ------------
Net assets:                                      $229,635,212    $367,171,144     $679,538,448      $17,644,260      $160,604,624
                                                 ============    ============     ============      ===========      ============
   Accumulation units                            $229,592,243    $367,107,489     $679,421,755      $17,644,260      $160,568,817
   Contracts in payout (annuitization) period          42,969          63,655          116,693                0            35,807
                                                 ------------    ------------     ------------      -----------      ------------
      Total net assets                           $229,635,212    $367,171,144     $679,538,448      $17,644,260      $160,604,624
                                                 ============    ============     ============      ===========      ============
Accumulation units outstanding                     17,016,940      20,321,908       17,320,915        1,426,345         6,169,271
                                                 ============    ============     ============      ===========      ============

                                                   Equity                    Fundamental                  Global
                                               Opportunities  Foreign Value     Growth    Global Bond    Equities
                                                 Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 3)      (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               -------------  -------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value    $59,257,669    $443,691,315  $57,223,390  $78,731,321  $35,551,355
   Dividends receivable                                   0               0            0            0            0
                                                -----------    ------------  -----------  -----------  -----------
      Total assets                              $59,257,669    $443,691,315  $57,223,390  $78,731,321  $35,551,355
                                                ===========    ============  ===========  ===========  ===========
Liabilities:                                              0               0            0            0            0
                                                -----------    ------------  -----------  -----------  -----------
Net assets:                                     $59,257,669    $443,691,315  $57,223,390  $78,731,321  $35,551,355
                                                ===========    ============  ===========  ===========  ===========
   Accumulation units                           $59,241,114    $443,479,481  $57,214,148  $78,731,321  $35,551,355
   Contracts in payout (annuitization) period        16,555         211,834        9,242            0            0
                                                -----------    ------------  -----------  -----------  -----------
      Total net assets                          $59,257,669    $443,691,315  $57,223,390  $78,731,321  $35,551,355
                                                ===========    ============  ===========  ===========  ===========
Accumulation units outstanding                    2,944,793      19,952,046    2,780,518    4,114,757    1,384,670
                                                ===========    ============  ===========  ===========  ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                                   Growth                                        International     International
                                               Opportunities  Growth-Income  High-Yield Bond      Diversified     Growth & Income
                                                 Portfolio      Portfolio       Portfolio     Equities Portfolio     Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)          (Class 3)         (Class 3)
                                               -------------  -------------  ---------------  ------------------  ---------------
Assets:
   Investments in Trusts, at net asset value    $47,992,334    $25,653,329     $82,455,078       $324,999,091       $224,074,458
   Dividends receivable                                   0              0               0                  0                  0
                                                -----------    -----------     -----------       ------------       ------------
      Total assets                              $47,992,334    $25,653,329     $82,455,078       $324,999,091       $224,074,458
                                                ===========    ===========     ===========       ============       ============
Liabilities:                                              0              0               0                  0                  0
                                                -----------    -----------     -----------       ------------       ------------
Net assets:                                     $47,992,334    $25,653,329     $82,455,078       $324,999,091       $224,074,458
                                                ===========    ===========     ===========       ============       ============
   Accumulation units                           $47,984,882    $25,639,616     $82,455,078       $324,892,836       $224,008,433
   Contracts in payout (annuitization) period         7,452         13,713               0            106,255             66,025
                                                -----------    -----------     -----------       ------------       ------------
      Total net assets                          $47,992,334    $25,653,329     $82,455,078       $324,999,091       $224,074,458
                                                ===========    ===========     ===========       ============       ============
Accumulation units outstanding                    7,169,085        764,969       4,009,189         20,035,958         11,611,168
                                                ===========    ===========     ===========       ============       ============

                                                                       MFS
                                                                  Massachusetts
                                                Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate
                                               Growth Portfolio     Portfolio        Portfolio         Portfolio      Portfolio
                                                   (Class 3)        (Class 3)        (Class 3)         (Class 3)      (Class 3)
                                               ----------------  ---------------  ----------------  --------------  ------------
Assets:
   Investments in Trusts, at net asset value      $46,728,274      $53,356,709      $326,148,107      $90,444,749   $136,407,759
   Dividends receivable                                     0                0                 0                0              0
                                                  -----------      -----------      ------------      -----------   ------------
      Total assets                                $46,728,274      $53,356,709      $326,148,107      $90,444,749   $136,407,759
                                                  ===========      ===========      ============      ===========   ============
Liabilities:                                                0                0                 0                0              0
                                                  -----------      -----------      ------------      -----------   ------------
Net assets:                                       $46,728,274      $53,356,709      $326,148,107      $90,444,749   $136,407,759
                                                  ===========      ===========      ============      ===========   ============
   Accumulation units                             $46,728,274      $53,324,655      $326,097,816      $90,420,439   $136,388,988
   Contracts in payout (annuitization) period               0           32,054            50,291           24,310         18,771
                                                  -----------      -----------      ------------      -----------   ------------
      Total net assets                            $46,728,274      $53,356,709      $326,148,107      $90,444,749   $136,407,759
                                                  ===========      ===========      ============      ===========   ============
Accumulation units outstanding                      3,487,654        2,125,436        11,567,461        7,347,399      5,359,753
                                                  ===========      ===========      ============      ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                               Small & Mid Cap   Small Company    Technology  Telecom Utility   Worldwide High
                                               Value Portfolio  Value Portfolio   Portfolio      Portfolio     Income Portfolio
                                                  (Class 3)        (Class 3)      (Class 3)      (Class 3)         (Class 3)
                                               ---------------  ---------------  -----------  ---------------  ----------------
Assets:
   Investments in Trusts, at net asset value     $311,186,779     $64,473,065    $22,360,904     $6,686,022       $3,467,341
   Dividends receivable                                     0               0              0              0                0
                                                 ------------     -----------    -----------     ----------       ----------
      Total assets                               $311,186,779     $64,473,065    $22,360,904     $6,686,022       $3,467,341
                                                 ============     ===========    ===========     ==========       ==========
Liabilities:                                                0               0              0              0                0
                                                 ------------     -----------    -----------     ----------       ----------
Net assets:                                      $311,186,779     $64,473,065    $22,360,904     $6,686,022       $3,467,341
                                                 ============     ===========    ===========     ==========       ==========
   Accumulation units                            $311,095,067     $64,465,517    $22,360,904     $6,686,022       $3,467,341
   Contracts in payout (annuitization) period          91,712           7,548              0              0                0
                                                 ------------     -----------    -----------     ----------       ----------
      Total net assets                           $311,186,779     $64,473,065    $22,360,904     $6,686,022       $3,467,341
                                                 ============     ===========    ===========     ==========       ==========
Accumulation units outstanding                     17,135,184       6,940,031      7,848,598        377,107          165,673
                                                 ============     ===========    ===========     ==========       ==========

                                                                                                   Diversified
                                                 Comstock    Growth and Income  Strategic Growth  International  Equity Income
                                                 Portfolio       Portfolio          Portfolio        Account       Account I
                                                (Class II)       (Class II)        (Class II)       (Class 1)      (Class 1)
                                               ------------  -----------------  ----------------  -------------  -------------
Assets:
   Investments in Trusts, at net asset value   $331,165,533     $537,318,833       $28,034,658      $5,628,012    $61,774,881
   Dividends receivable                                   0                0                 0               0              0
                                               ------------     ------------       -----------      ----------    -----------
      Total assets                             $331,165,533     $537,318,833       $28,034,658      $5,628,012    $61,774,881
                                               ============     ============       ===========      ==========    ===========
Liabilities:                                              0                0                 0               0              0
                                               ------------     ------------       -----------      ----------    -----------
Net assets:                                    $331,165,533     $537,318,833       $28,034,658      $5,628,012    $61,774,881
                                               ============     ============       ===========      ==========    ===========
   Accumulation units                          $330,995,819     $536,995,840       $28,032,845      $5,628,012    $61,759,426
   Contracts in payout (annuitization) period       169,714          322,993             1,813               0         15,455
                                               ------------     ------------       -----------      ----------    -----------
      Total net assets                         $331,165,533     $537,318,833       $28,034,658      $5,628,012    $61,774,881
                                               ============     ============       ===========      ==========    ===========
Accumulation units outstanding                   24,395,107       34,758,550         2,506,101         629,741      5,671,344
                                               ============     ============       ===========      ==========    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                               LargeCap Blend  MidCap Stock  Money Market
                                               Growth Account  Income Account      Account        Account       Account
                                                  (Class 1)       (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                               --------------  --------------  --------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value     $1,930,855      $16,563,551     $8,977,720     $6,145,928    $4,355,198
   Dividends receivable                                   0                0              0              0         5,838
                                                 ----------      -----------     ----------     ----------    ----------
      Total assets                               $1,930,855      $16,563,551     $8,977,720     $6,145,928    $4,361,036
                                                 ==========      ===========     ==========     ==========    ==========
Liabilities:                                              0                0              0              0             0
                                                 ----------      -----------     ----------     ----------    ----------
Net assets:                                      $1,930,855      $16,563,551     $8,977,720     $6,145,928    $4,361,036
                                                 ==========      ===========     ==========     ==========    ==========
   Accumulation units                            $1,930,855      $16,561,366     $8,971,707     $6,144,861    $4,359,973
   Contracts in payout (annuitization) period             0            2,185          6,013          1,067         1,063
                                                 ----------      -----------     ----------     ----------    ----------
      Total net assets                           $1,930,855      $16,563,551     $8,977,720     $6,145,928    $4,361,036
                                                 ==========      ===========     ==========     ==========    ==========
Accumulation units outstanding                      220,373        2,184,680      1,226,426        627,552       709,149
                                                 ==========      ===========     ==========     ==========    ==========

                                                Mortgage
                                               Securities      Real Estate     SAM Balanced   SAM Conservative   SAM Conservative
                                                 Account   Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio
                                                (Class 1)       (Class 1)        (Class 1)        (Class 1)          (Class 1)
                                               ----------  ------------------  ------------  ------------------  ----------------
Assets:
   Investments in Trusts, at net asset value   $9,413,525       $1,320,025     $180,098,979      $17,067,252        $78,329,330
   Dividends receivable                                 0                0                0                0                  0
                                               ----------       ----------     ------------      -----------        -----------
      Total assets                             $9,413,525       $1,320,025     $180,098,979      $17,067,252        $78,329,330
                                               ==========       ==========     ============      ===========        ===========
Liabilities:                                            0                0                0                0                  0
                                               ----------       ----------     ------------      -----------        -----------
Net assets:                                    $9,413,525       $1,320,025     $180,098,979      $17,067,252        $78,329,330
                                               ==========       ==========     ============      ===========        ===========
   Accumulation units                          $9,373,214       $1,320,025     $180,000,496      $17,060,694        $78,159,923
   Contracts in payout (annuitization) period      40,311                0           98,483            6,558            169,407
                                               ----------       ----------     ------------      -----------        -----------
      Total net assets                         $9,413,525       $1,320,025     $180,098,979      $17,067,252        $78,329,330
                                               ==========       ==========     ============      ===========        ===========
Accumulation units outstanding                  1,339,113           76,782       16,625,660        2,217,123          6,750,665
                                               ==========       ==========     ============      ===========        ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                               SAM Flexible  SAM Strategic  Short-Term   SmallCap    SmallCap
                                                  Income         Growth       Income      Growth      Value
                                                 Portfolio     Portfolio      Account     Account    Account
                                                 (Class 1)     (Class 1)     (Class 1)   (Class 1)  (Class 1)
                                               ------------  -------------  ----------  ----------  ---------
Assets:
   Investments in Trusts, at net asset value    $31,624,757   $24,091,224   $3,299,420  $1,683,650   $314,434
   Dividends receivable                                   0             0            0           0          0
                                                -----------   -----------   ----------  ----------   --------
      Total assets                              $31,624,757   $24,091,224   $3,299,420  $1,683,650   $314,434
                                                ===========   ===========   ==========  ==========   ========
Liabilities:                                              0             0            0           0          0
                                                -----------   -----------   ----------  ----------   --------
Net assets:                                     $31,624,757   $24,091,224   $3,299,420  $1,683,650   $314,434
                                                ===========   ===========   ==========  ==========   ========
   Accumulation units                           $31,589,390   $24,091,224   $3,296,087  $1,682,649   $314,434
   Contracts in payout (annuitization) period        35,367             0        3,333       1,001          0
                                                -----------   -----------   ----------  ----------   --------
      Total net assets                          $31,624,757   $24,091,224   $3,299,420  $1,683,650   $314,434
                                                ===========   ===========   ==========  ==========   ========
Accumulation units outstanding                    3,665,557     1,880,387      482,012     237,191     31,791
                                                ===========   ===========   ==========  ==========   ========

                                                West Coast   Diversified      Equity
                                                  Equity    International     Income      Growth      Income
                                                 Account       Account      Account I    Account     Account
                                                (Class 1)     (Class 2)     (Class 2)   (Class 2)   (Class 2)
                                               -----------  -------------  -----------  ---------  -----------
Assets:
   Investments in Trusts, at net asset value   $31,761,327    $6,457,706   $54,513,329   $994,535  $12,685,604
   Dividends receivable                                  0             0             0          0            0
                                               -----------    ----------   -----------   --------  -----------
      Total assets                             $31,761,327    $6,457,706   $54,513,329   $994,535  $12,685,604
                                               ===========    ==========   ===========   ========  ===========
Liabilities:                                             0             0             0          0            0
                                               -----------    ----------   -----------   --------  -----------
Net assets:                                    $31,761,327    $6,457,706   $54,513,329   $994,535  $12,685,604
                                               ===========    ==========   ===========   ========  ===========
   Accumulation units                          $31,758,437    $6,457,706   $54,512,737   $994,535  $12,682,111
   Contracts in payout (annuitization) period        2,890             0           592          0        3,493
                                               -----------    ----------   -----------   --------  -----------
      Total net assets                         $31,761,327    $6,457,706   $54,513,329   $994,535  $12,685,604
                                               ===========    ==========   ===========   ========  ===========
Accumulation units outstanding                   2,356,937       737,486     5,151,304    115,826    1,705,116
                                               ===========    ==========   ===========   ========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                                LargeCap     MidCap       Money     Mortgage   Real Estate
                                                  Blend       Stock      Market    Securities   Securities
                                                 Account     Account     Account     Account     Account
                                                (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                               ----------  ----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $2,377,024  $2,325,422  $4,431,277  $3,301,862   $1,379,040
   Dividends receivable                                 0           0       5,730           0            0
                                               ----------  ----------  ----------  ----------   ----------
      Total assets                             $2,377,024  $2,325,422  $4,437,007  $3,301,862   $1,379,040
                                               ==========  ==========  ==========  ==========   ==========
Liabilities:                                            0           0           0           0            0
                                               ----------  ----------  ----------  ----------   ----------
Net assets:                                    $2,377,024  $2,325,422  $4,437,007  $3,301,862   $1,379,040
                                               ==========  ==========  ==========  ==========   ==========
   Accumulation units                          $2,377,024  $2,325,422  $4,437,007  $3,301,862   $1,379,040
   Contracts in payout (annuitization) period           0           0           0           0            0
                                               ----------  ----------  ----------  ----------   ----------
      Total net assets                         $2,377,024  $2,325,422  $4,437,007  $3,301,862   $1,379,040
                                               ==========  ==========  ==========  ==========   ==========
Accumulation units outstanding                    332,804     243,804     741,511     482,789       80,463
                                               ==========  ==========  ==========  ==========   ==========

                                                                  SAM           SAM          SAM          SAM
                                                             Conservative  Conservative    Flexible    Strategic
                                               SAM Balanced    Balanced       Growth        Income       Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $145,477,816   $19,251,280   $68,797,689  $44,239,577  $30,798,767
   Dividends receivable                                   0             0             0            0            0
                                               ------------   -----------   -----------  -----------  -----------
      Total assets                             $145,477,816   $19,251,280   $68,797,689  $44,239,577  $30,798,767
                                               ============   ===========   ===========  ===========  ===========
Liabilities:                                              0             0             0            0            0
                                               ------------   -----------   -----------  -----------  -----------
Net assets:                                    $145,477,816   $19,251,280   $68,797,689  $44,239,577  $30,798,767
                                               ============   ===========   ===========  ===========  ===========
   Accumulation units                          $145,423,988   $19,251,280   $68,797,689  $44,196,541  $30,798,767
   Contracts in payout (annuitization) period        53,828             0             0       43,036            0
                                               ------------   -----------   -----------  -----------  -----------
      Total net assets                         $145,477,816   $19,251,280   $68,797,689  $44,239,577  $30,798,767
                                               ============   ===========   ===========  ===========  ===========
Accumulation units outstanding                   13,691,041     2,523,507     6,063,870    5,221,520    2,459,318
                                               ============   ===========   ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                                                                                Columbia
                                                                                                  Asset
                                                                                               Allocation
                                               Short-Term   SmallCap   SmallCap   West Coast      Fund,
                                                 Income      Growth     Value       Equity      Variable
                                                 Account    Account    Account      Account      Series
                                                (Class 2)  (Class 2)  (Class 2)    (Class 2)    (Class A)
                                               ----------  ---------  ---------  ------------  ----------
Assets:
   Investments in Trusts, at net asset value   $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
   Dividends receivable                                 0          0          0             0           0
                                               ----------   --------   --------   -----------  ----------
      Total assets                             $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
                                               ==========   ========   ========   ===========  ==========
Liabilities:                                            0          0          0             0           0
                                               ----------   --------   --------   -----------  ----------
Net assets:                                    $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
                                               ==========   ========   ========   ===========  ==========
   Accumulation units                          $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
   Contracts in payout (annuitization) period           0          0          0             0           0
                                               ----------   --------   --------   -----------  ----------
      Total net assets                         $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
                                               ==========   ========   ========   ===========  ==========
Accumulation units outstanding                    347,912    112,150     23,212       892,878     117,403
                                               ==========   ========   ========   ===========  ==========

                                                            Columbia                  Columbia
                                                Columbia      Small      Columbia     Marsico     Columbia
                                                  Large      Company       High       Focused      Marsico
                                                Cap Value    Growth       Yield       Equities     Growth
                                                  Fund,       Fund,       Fund,        Fund,        Fund,
                                                Variable    Variable     Variable     Variable    Variable
                                                 Series      Series       Series       Series      Series
                                                (Class A)   (Class A)   (Class A)    (Class A)    (Class A)
                                               ----------  ----------  -----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value   $7,999,484  $4,201,917  $28,133,242  $85,408,402  $7,830,687
   Dividends receivable                                 0           0            0            0           0
                                               ----------  ----------  -----------  -----------  ----------
      Total assets                             $7,999,484  $4,201,917  $28,133,242  $85,408,402  $7,830,687
                                               ==========  ==========  ===========  ===========  ==========
Liabilities:                                            0           0            0            0           0
                                               ----------  ----------  -----------  -----------  ----------
Net assets:                                    $7,999,484  $4,201,917  $28,133,242  $85,408,402  $7,830,687
                                               ==========  ==========  ===========  ===========  ==========
   Accumulation units                          $7,999,484  $4,201,917  $28,124,330  $85,390,878  $7,830,687
   Contracts in payout (annuitization) period           0           0        8,912       17,524           0
                                               ----------  ----------  -----------  -----------  ----------
      Total net assets                         $7,999,484  $4,201,917  $28,133,242  $85,408,402  $7,830,687
                                               ==========  ==========  ===========  ===========  ==========
Accumulation units outstanding                    601,288     312,820    1,773,530    6,418,154     640,251
                                               ==========  ==========  ===========  ===========  ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                     Columbia Marsico
                                                                                       International
                                                Columbia Marsico   Columbia Mid Cap    Opportunities       Asset        Global
                                               21st Century Fund,    Growth Fund,     Fund, Variable    Allocation      Growth
                                                Variable Series    Variable Series        Series           Fund          Fund
                                                   (Class A)          (Class A)          (Class B)       (Class 2)     (Class 2)
                                               ------------------  ----------------  ----------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value       $2,614,595         $2,211,393        $9,285,181     $151,021,559  $597,059,462
   Dividends receivable                                     0                  0                 0                0             0
                                                   ----------         ----------        ----------     ------------  ------------
      Total assets                                 $2,614,595         $2,211,393        $9,285,181     $151,021,559  $597,059,462
                                                   ==========         ==========        ==========     ============  ============
Liabilities:                                                0                  0                 0                0             0
                                                   ----------         ----------        ----------     ------------  ------------
Net assets:                                        $2,614,595         $2,211,393        $9,285,181     $151,021,559  $597,059,462
                                                   ==========         ==========        ==========     ============  ============
   Accumulation units                              $2,614,595         $2,211,393        $9,285,181     $150,927,206  $596,592,064
   Contracts in payout (annuitization) period               0                  0                 0           94,353       467,398
                                                   ----------         ----------        ----------     ------------  ------------
      Total net assets                             $2,614,595         $2,211,393        $9,285,181     $151,021,559  $597,059,462
                                                   ==========         ==========        ==========     ============  ============
Accumulation units outstanding                        138,148            194,214           404,480        8,948,609    24,347,951
                                                   ==========         ==========        ==========     ============  ============




                                                             Growth-Income  Asset Allocation  Cash Management
                                                Growth Fund       Fund            Fund              Fund        Growth Fund
                                                 (Class 2)     (Class 2)       (Class 3)         (Class 3)       (Class 3)
                                               ------------  -------------  ----------------  ---------------  ------------
Assets:
   Investments in Trusts, at net asset value   $834,187,972   $785,132,652     $71,314,007      $20,152,748    $425,443,840
   Dividends receivable                                   0              0               0                0               0
                                               ------------   ------------     -----------      -----------    ------------
      Total assets                             $834,187,972   $785,132,652     $71,314,007      $20,152,748    $425,443,840
                                               ============   ============     ===========      ===========    ============
Liabilities:                                              0              0               0                0               0
                                               ------------   ------------     -----------      -----------    ------------
Net assets:                                    $834,187,972   $785,132,652     $71,314,007      $20,152,748    $425,443,840
                                               ============   ============     ===========      ===========    ============
   Accumulation units                          $833,927,239   $784,722,356     $70,096,204      $19,671,262    $412,520,988
   Contracts in payout (annuitization) period       260,733        410,296       1,217,803          481,486      12,922,852
                                               ------------   ------------     -----------      -----------    ------------
      Total net assets                         $834,187,972   $785,132,652     $71,314,007      $20,152,748    $425,443,840
                                               ============   ============     ===========      ===========    ============
Accumulation units outstanding                   37,442,579     41,685,459       1,427,576          895,103       2,105,017
                                               ============   ============     ===========      ===========    ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                                          U.S.
                                                                                                    Government/AAA-      Growth
                                               Growth-Income  High-Income Bond                      Rated Securities   and Income
                                                   Fund             Fund        International Fund        Fund          Portfolio
                                                 (Class 3)        (Class 3)         (Class 3)          (Class 3)       (Class VC)
                                               -------------  ----------------  ------------------  ----------------  ------------
Assets:
   Investments in Trusts, at net asset value    $404,960,122     $27,657,188       $123,482,824        $28,870,237    $281,634,255
   Dividends receivable                                    0               0                  0                  0               0
                                                ------------     -----------       ------------        -----------    ------------
      Total assets                              $404,960,122     $27,657,188       $123,482,824        $28,870,237    $281,634,255
                                                ============     ===========       ============        ===========    ============
Liabilities:                                               0               0                  0                  0               0
                                                ------------     -----------       ------------        -----------    ------------
Net assets:                                     $404,960,122     $27,657,188       $123,482,824        $28,870,237    $281,634,255
                                                ============     ===========       ============        ===========    ============
   Accumulation units                           $391,756,610     $26,303,967       $121,779,293        $27,426,900    $281,476,935
   Contracts in payout (annuitization) period     13,203,512       1,353,221          1,703,531          1,443,337         157,320
                                                ------------     -----------       ------------        -----------    ------------
      Total net assets                          $404,960,122     $27,657,188       $123,482,824        $28,870,237    $281,634,255
                                                ============     ===========       ============        ===========    ============
Accumulation units outstanding                     2,937,093         404,046          2,080,064            855,535      20,216,084
                                                ============     ===========       ============        ===========    ============


                                                               BB&T Capital                                  BB&T Special
                                               Mid Cap Value  Manager Equity  BB&T Large Cap  BB&T Mid Cap  Opportunities
                                                 Portfolio         VIF             VIF         Growth VIF     Equity VIF
                                                (Class VC)      Portfolio       Portfolio       Portfolio     Portfolio
                                               -------------  --------------  --------------  ------------  -------------
Assets:
   Investments in Trusts, at net asset value    $79,277,583     $4,754,397      $3,879,807     $4,313,645    $10,239,903
   Dividends receivable                                   0              0               0              0              0
                                                -----------     ----------      ----------     ----------    -----------
      Total assets                              $79,277,583     $4,754,397      $3,879,807     $4,313,645    $10,239,903
                                                ===========     ==========      ==========     ==========    ===========
Liabilities:                                              0              0               0              0              0
                                                -----------     ----------      ----------     ----------    -----------
Net assets:                                     $79,277,583     $4,754,397      $3,879,807     $4,313,645    $10,239,903
                                                ===========     ==========      ==========     ==========    ===========
   Accumulation units                           $79,196,596     $4,754,397      $3,879,807     $4,313,645    $10,239,903
   Contracts in payout (annuitization) period        80,987              0               0              0              0
                                                -----------     ----------      ----------     ----------    -----------
      Total net assets                          $79,277,583     $4,754,397      $3,879,807     $4,313,645    $10,239,903
                                                ===========     ==========      ==========     ==========    ===========
Accumulation units outstanding                    5,311,917        396,678         335,934        298,407        721,360
                                                ===========     ==========      ==========     ==========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                  BB&T                              MTB          MTB          MTB
                                                  Total                            Managed      Managed      Managed
                                                 Return       MTB        MTB     Allocation   Allocation   Allocation
                                                  Bond     Large Cap  Large Cap    Fund -       Fund -       Fund -
                                                   VIF       Growth     Value    Aggressive  Conservative   Moderate
                                                Portfolio   Fund II    Fund II    Growth II    Growth II    Growth II
                                               ----------  ---------  ---------  ----------  ------------  ----------
Assets:
   Investments in Trusts, at net asset value   $8,405,798     $209      $2,481      $207         $206         $207
   Dividends receivable                                 0        0           0         0            0            0
                                               ----------     ----      ------      ----         ----         ----
      Total assets                             $8,405,798     $209      $2,481      $207         $206         $207
                                               ==========     ====      ======      ====         ====         ====
Liabilities:                                            0        0           0         0            0            0
                                               ----------     ----      ------      ----         ----         ----
Net assets:                                    $8,405,798     $209      $2,481      $207         $206         $207
                                               ==========     ====      ======      ====         ====         ====
   Accumulation units                          $8,405,798     $209      $2,481      $207         $206         $207
   Contracts in payout (annuitization) period           0        0           0         0            0            0
                                               ----------     ----      ------      ----         ----         ----
      Total net assets                         $8,405,798     $209      $2,481      $207         $206         $207
                                               ==========     ====      ======      ====         ====         ====
Accumulation units outstanding                    786,205       20         256        20           20           20
                                               ==========     ====      ======      ====         ====         ====

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.15               Expenses of 1.30               Expenses of 1.40
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)             --              --             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                     --              --             --              --        159,389           54.67
   Government and Quality Bond
      Portfolio (Class 2)                           --              --             --              --             --              --
   Growth Portfolio (Class 2)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 3)          1,998           11.39             --              --          1,385           11.36
   Capital Appreciation Portfolio
      (Class 3)                                 49,068           13.75             --              --         28,792           13.69
   Government and Quality Bond
      Portfolio (Class 3)                      172,213           10.65             --              --        162,241           10.62
   Growth Portfolio (Class 3)                   30,371           11.83             --              --         27,173           11.81
   Natural Resources Portfolio
      (Class 3)                                 27,897           14.50             --              --         35,306           14.47

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Alliance Growth Portfolio (Class 2)              --              --             --              --         33,883           37.42
   Balanced Portfolio (Class 2)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 2)               --              --             --              --             --              --
   Cash Management Portfolio (Class 2)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 2)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                     --              --             --              --        113,244           40.61
   "Dogs" of Wall Street Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 2)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Foreign Value Portfolio (Class 2)                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 2)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 2)              --              --             --              --         94,706           26.51
   Growth Opportunities Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 2)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 2)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 2)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)               --              --             --              --        103,320           12.54
   Real Estate Portfolio (Class 2)                  --              --             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Technology Portfolio (Class 2)                   --              --             --              --         76,579            2.88
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                  3,604           11.12             --              --            218           11.07
   Alliance Growth Portfolio (Class 3)          76,115           12.11             --              --         63,317           12.07
   American Funds Asset Allocation
      SAST Portfolio (Class 3)                  33,869           11.04             --              --         56,896           11.00
   American Funds Global Growth SAST
      Portfolio (Class 3)                       75,620           12.28             --              --         98,576           12.24
   American Funds Growth SAST Portfolio
      (Class 3)                                 61,177           11.75             --              --         79,884           11.70
   American Funds Growth-Income SAST
      Portfolio (Class 3)                       69,310           11.10             --              --         99,173           11.07
   Balanced Portfolio (Class 3)                  1,241           11.05             --              --          3,412           11.01
   Blue Chip Growth Portfolio (Class 3)         11,223           12.06             --              --          2,149           12.00
   Capital Growth Portfolio (Class 3)           21,976           12.05             --              --         26,844           12.01
   Cash Management Portfolio (Class 3)         119,370           10.43             --              --         27,142           10.39
   Corporate Bond Portfolio (Class 3)          145,826           10.68             --              --        126,047           10.65
   Davis Venture Value Portfolio
      (Class 3)                                 97,131           11.35             --              --        120,594           11.31
   "Dogs" of Wall Street Portfolio
      (Class 3)                                  2,102           10.67             --              --            865           10.65
   Emerging Markets Portfolio (Class 3)         29,709           16.56             --              --         30,601           16.51
   Equity Opportunities Portfolio
      (Class 3)                                  3,501           10.85             --              --          2,149           10.82
   Foreign Value Portfolio (Class 3)            18,575           12.71             --              --         25,267           12.65
   Fundamental Growth Portfolio
      (Class 3)                                 33,012           12.61             --              --         41,316           12.56
   Global Bond Portfolio (Class 3)              20,097           11.11             --              --         22,548           11.07
   Global Equities Portfolio (Class 3)          10,800           12.33             --              --          2,488           12.28
   Growth Opportunities Portfolio
      (Class 3)                                 15,434           13.06             --              --         14,905           13.02
   Growth-Income Portfolio (Class 3)             3,061           11.75             --              --          3,806           11.73
   High-Yield Bond Portfolio (Class 3)           5,793           10.51             --              --         23,553           10.47
   International Diversified Equities
      Portfolio (Class 3)                       52,714           12.51             --              --         62,973           12.47
   International Growth & Income
      Portfolio (Class 3)                      105,560           11.78             --              --        100,773           11.74
   Marsico Focused Growth Portfolio
      (Class 3)                                 24,488           12.52             --              --         13,336           12.47

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.15               Expenses of 1.30               Expenses of 1.40
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                        2,551   $       11.77             --   $          --          1,209   $       11.73
   MFS Total Return Portfolio (Class 3)         28,063           10.98             --              --         12,245           10.95
   Mid-Cap Growth Portfolio (Class 3)            9,289           12.65             --              --         14,375           12.62
   Real Estate Portfolio (Class 3)              62,889            9.43             --              --         70,693            9.40
   Small & Mid Cap Value Portfolio
      (Class 3)                                 78,247           11.07             --              --         71,490           11.04
   Small Company Value Portfolio
      (Class 3)                                 47,521           10.15             --              --         54,899           10.12
   Technology Portfolio (Class 3)                3,899           12.90             --              --          1,355           12.87
   Telecom Utility Portfolio (Class 3)           2,472           13.39             --              --          1,595           13.36
   Worldwide High Income Portfolio
      (Class 3)                                  3,314           10.93             --              --          1,872           10.87

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                           33,007   $       10.49             --   $          --         23,487   $       10.45
   Growth and Income Portfolio                  92,325           11.04             --              --         89,621           11.00
   Strategic Growth Portfolio                      270           12.40             --              --          3,013           12.32

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --        549,256   $        8.95
   Equity Income Account I (Class 1)                --              --             --              --      4,449,349           10.93
   Growth Account (Class 1)                         --              --             --              --        133,434            8.81
   Income Account (Class 1)                         --              --             --              --      1,718,896            7.61
   LargeCap Blend Account (Class 1)                 --              --             --              --        663,027            7.37
   MidCap Stock Account (Class 1)                   --              --             --              --        488,977            9.84
   Money Market Account (Class 1)                   --              --             --              --        622,973            6.16
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --        992,803            7.06
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --         66,939           17.24
   SAM Balanced Portfolio (Class 1)                 --              --             --              --     10,298,846           10.90
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --      1,603,406            7.73
   SAM Conservative Growth Portfolio
      (Class 1)                                     --              --             --              --      3,393,553           11.69
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --      2,535,403            8.67
   SAM Strategic Growth Portfolio
      (Class 1)                                     --              --             --              --      1,094,714           12.89
   Short-Term Income Account (Class 1)              --              --             --              --        275,654            6.91
   SmallCap Growth Account (Class 1)                --              --             --              --        164,265            7.13
   SmallCap Value Account (Class 1)                 --              --             --              --         30,676            9.89
   West Coast Equity Account (Class 1)              --              --             --              --      1,902,845           13.52
   Diversified International Account
      (Class 2)                                     --              --             --              --             --              --
   Equity Income Account I (Class 2)                --              --             --              --             --              --
   Growth Account (Class 2)                         --              --             --              --             --              --
   Income Account (Class 2)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 2)                 --              --             --              --             --              --
   MidCap Stock Account (Class 2)                   --              --             --              --             --              --
   Money Market Account (Class 2)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 2)                 --              --             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Short-Term Income Account (Class 2)              --              --             --              --             --              --
   SmallCap Growth Account (Class 2)                --              --             --              --             --              --
   SmallCap Value Account (Class 2)                 --              --             --              --             --              --
   West Coast Equity Account (Class 2)              --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                              --   $          --             --   $          --             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)               --              --             --              --             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                     --              --             --              --             --              --
   Growth Fund (Class 2)                            --              --             --              --             --              --
   Growth-Income Fund (Class 2)                     --              --             --              --             --              --
   Asset Allocation Fund (Class 3)                  --              --      1,371,730           49.97         55,846           49.47
   Cash Management Fund (Class 3)                   --              --        889,683           22.52          5,420           22.29
   Growth Fund (Class 3)                            --              --      2,041,716          202.17         63,301          200.12
   Growth-Income Fund (Class 3)                     --              --      2,827,201          137.93        109,892          136.53
   High-Income Bond Fund (Class 3)                  --              --        393,165           68.47         10,881           67.78
   International Fund (Class 3)                     --              --      2,017,311           59.38         62,753           58.78
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --        829,569           33.76         25,966           33.41

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                  47,001   $       10.86             --   $          --         66,080   $       10.80
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                     --   $          --             --   $          --             --   $          --
   BB&T Large Cap VIF Portfolio                     --              --             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio                --              --             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                                 --              --             --              --             --              --
   BB&T Total Return Bond VIF Portfolio             --              --             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.52(1)            Expenses of 1.52(2)            Expenses of 1.52(3)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --      8,820,354   $       27.03             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --     11,787,937           54.81        358,117           14.16
   Government and Quality Bond
      Portfolio (Class 1)                           --              --     12,166,024           18.27        312,928           12.48
   Growth Portfolio (Class 1)                       --              --      6,400,154           37.23             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --      3,141,605           67.01             --              --
   Asset Allocation Portfolio (Class 2)        500,996           26.78             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                              1,778,249           54.41             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                    5,131,073           18.10             --              --             --              --
   Growth Portfolio (Class 2)                1,568,507           36.94             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                516,364           66.52             --              --             --              --
   Asset Allocation Portfolio (Class 3)         34,245           26.60             --              --             --              --
   Capital Appreciation Portfolio
      (Class 3)                              4,773,416           54.16             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 3)                   15,025,478           18.01             --              --             --              --
   Growth Portfolio (Class 3)                3,201,885           36.76             --              --             --              --
   Natural Resources Portfolio
      (Class 3)                              1,547,657           66.09             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --      4,336,655   $       17.25         38,363   $        9.13
   Alliance Growth Portfolio (Class 1)              --              --     11,101,272           37.42        145,544           10.49
   Balanced Portfolio (Class 1)                     --              --      5,468,728           17.02         47,652            9.60
   Blue Chip Growth Portfolio (Class 1)             --              --      2,099,209            7.14         83,025            8.69
   Capital Growth Portfolio (Class 1)               --              --      1,373,857            9.15             --              --
   Cash Management Portfolio (Class 1)              --              --     11,107,452           13.79         38,247           10.65
   Corporate Bond Portfolio (Class 1)               --              --      7,546,600           18.65             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --     27,075,595           40.62        352,938           14.13
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --      2,822,817           12.62             --              --
   Emerging Markets Portfolio (Class 1)             --              --      5,420,082           26.78         18,541           40.11
   Equity Opportunities Portfolio
      (Class 1)                                     --              --      3,739,818           20.57             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --      4,805,474           21.57         38,413            8.89
   Global Bond Portfolio (Class 1)                  --              --      3,514,351           19.75         49,609           12.97
   Global Equities Portfolio (Class 1)              --              --      5,859,859           26.50         24,056           12.18
   Growth Opportunities Portfolio
      (Class 1)                                     --              --      3,154,551            6.79             --              --
   Growth-Income Portfolio (Class 1)                --              --     10,351,812           34.65        235,547           10.99
   High-Yield Bond Portfolio (Class 1)              --              --      5,946,239           21.04             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --      8,292,714           16.54             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --      9,620,604           19.97        211,328           14.32
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --      3,251,304           13.66             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --      4,541,512           25.58         49,228           12.37
   MFS Total Return Portfolio (Class 1)             --              --     11,917,724           28.85        240,190           13.44
   Mid-Cap Growth Portfolio (Class 1)               --              --      6,261,678           12.54        144,538            7.47
   Real Estate Portfolio (Class 1)                  --              --      3,148,281           26.64             --              --
   Technology Portfolio (Class 1)                   --              --      7,560,758            2.89             --              --
   Telecom Utility Portfolio (Class 1)              --              --      2,124,549           18.09             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --      1,944,273           22.25             --              --
   Aggressive Growth Portfolio
      (Class 2)                                479,624           17.07             --              --             --              --
   Alliance Growth Portfolio (Class 2)       1,298,579           36.91             --              --             --              --
   Balanced Portfolio (Class 2)                751,138           16.86             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)        953,954            7.09             --              --             --              --
   Capital Growth Portfolio (Class 2)          465,190            9.06             --              --             --              --
   Cash Management Portfolio (Class 2)       3,395,446           13.66             --              --             --              --
   Corporate Bond Portfolio (Class 2)        2,159,068           18.48             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                              3,685,447           40.20             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                875,325           12.52             --              --             --              --
   Emerging Markets Portfolio (Class 2)        963,686           26.54             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                532,154           20.38             --              --             --              --
   Foreign Value Portfolio (Class 2)         3,027,575           22.47             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                223,368           21.36             --              --             --              --
   Global Bond Portfolio (Class 2)             752,675           19.56             --              --             --              --
   Global Equities Portfolio (Class 2)         419,991           26.26             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                              1,028,992            6.74             --              --             --              --
   Growth-Income Portfolio (Class 2)           610,872           34.28             --              --             --              --
   High-Yield Bond Portfolio (Class 2)       1,156,554           20.84             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                    2,873,259           16.40             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                    1,444,529           19.81             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                              2,601,830           13.53             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                      757,802           25.37             --              --             --              --
   MFS Total Return Portfolio (Class 2)      3,308,996           28.58             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)        2,394,768           12.42             --              --             --              --
   Real Estate Portfolio (Class 2)             669,116           26.40             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                              2,024,474           18.45             --              --             --              --
   Technology Portfolio (Class 2)            2,182,130            2.86             --              --             --              --
   Telecom Utility Portfolio (Class 2)         210,297           17.93             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                267,258           22.04             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                566,704           16.98             --              --             --              --
   Alliance Growth Portfolio (Class 3)       3,324,800           36.74             --              --             --              --
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                      853,735           11.02             --              --             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                    2,868,064           12.14             --              --             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                              4,208,988           11.75             --              --             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                    4,421,791           10.86             --              --             --              --
   Balanced Portfolio (Class 3)                498,640           16.76             --              --             --              --
   Blue Chip Growth Portfolio (Class 3)      1,171,248            7.05             --              --             --              --
   Capital Growth Portfolio (Class 3)        2,064,437            8.99             --              --             --              --
   Cash Management Portfolio (Class 3)       8,063,863           13.60             --              --             --              --
   Corporate Bond Portfolio (Class 3)        9,431,027           18.32             --              --             --              --
   Davis Venture Value Portfolio
      (Class 3)                              8,582,332           40.00             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                670,925           12.44             --              --             --              --
   Emerging Markets Portfolio (Class 3)      2,899,939           26.37             --              --             --              --
   Equity Opportunities Portfolio
      (Class 3)                                975,621           20.26             --              --             --              --
   Foreign Value Portfolio (Class 3)         8,752,777           22.38      2,577,869           22.38             --              --
   Fundamental Growth Portfolio
      (Class 3)                              1,527,155           21.24             --              --             --              --
   Global Bond Portfolio (Class 3)           1,842,742           19.47             --              --             --              --
   Global Equities Portfolio (Class 3)         493,225           26.06             --              --             --              --
   Growth Opportunities Portfolio
      (Class 3)                              3,215,980            6.69             --              --             --              --
   Growth-Income Portfolio (Class 3)           375,002           34.12             --              --             --              --
   High-Yield Bond Portfolio (Class 3)       1,863,772           20.75             --              --             --              --
   International Diversified Equities
      Portfolio (Class 3)                   10,551,897           16.33             --              --             --              --
   International Growth & Income
      Portfolio (Class 3)                    5,339,547           19.63             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                              2,454,547           13.46             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.52(1)            Expenses of 1.52(2)            Expenses of 1.52(3)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                    1,178,817   $       25.25             --   $          --             --   $          --
   MFS Total Return Portfolio (Class 3)      5,335,198           28.44             --              --             --              --
   Mid-Cap Growth Portfolio (Class 3)        4,054,942           12.36             --              --             --              --
   Real Estate Portfolio (Class 3)           2,632,374           26.26             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                              7,201,502           18.37      1,549,901           18.37             --              --
   Small Company Value Portfolio
      (Class 3)                              3,554,134            9.28             --              --             --              --
   Technology Portfolio (Class 3)            3,810,702            2.84             --              --             --              --
   Telecom Utility Portfolio (Class 3)         246,267           17.85             --              --             --              --
   Worldwide High Income Portfolio
      (Class 3)                                 59,025           21.96             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                        7,614,801   $       13.61      9,293,784   $       13.60             --   $          --
   Growth and Income Portfolio              15,156,857           15.55      7,243,662           15.61             --              --
   Strategic Growth Portfolio                1,155,812           11.20        561,053           11.15             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Equity Income Account I (Class 1)                --              --             --              --             --              --
   Growth Account (Class 1)                         --              --             --              --             --              --
   Income Account (Class 1)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 1)                 --              --             --              --             --              --
   MidCap Stock Account (Class 1)                   --              --             --              --             --              --
   Money Market Account (Class 1)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 1)            880,997           10.81             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                624,056           11.55             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                161,926           12.77             --              --             --              --
   Short-Term Income Account (Class 1)              --              --             --              --             --              --
   SmallCap Growth Account (Class 1)                --              --             --              --             --              --
   SmallCap Value Account (Class 1)                 --              --             --              --             --              --
   West Coast Equity Account (Class 1)              --              --             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --             --              --
   Equity Income Account I (Class 2)           400,085           10.25             --              --             --              --
   Growth Account (Class 2)                         --              --             --              --             --              --
   Income Account (Class 2)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 2)                 --              --             --              --             --              --
   MidCap Stock Account (Class 2)                   --              --             --              --             --              --
   Money Market Account (Class 2)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 2)          2,130,301           10.67             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                 32,986           10.56             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                              1,118,627           11.39             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                 51,497           10.45             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                524,657           12.62             --              --             --              --
   Short-Term Income Account (Class 2)              --              --             --              --             --              --
   SmallCap Growth Account (Class 2)                --              --             --              --             --              --
   SmallCap Value Account (Class 2)                 --              --             --              --             --              --
   West Coast Equity Account (Class 2)              --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                           51,580   $       12.18             --   $          --         52,447   $       12.18
   Columbia Large Cap Value Fund,
      Variable Series                          446,155           13.33             --              --         89,689           13.33
   Columbia Small Company Growth Fund,
      Variable Series                          110,227           13.48             --              --        144,335           13.48

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                         310,163   $       15.99             --   $          --        145,523   $       15.99
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)          871,531           13.33             --              --        308,141           13.33
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                376,346           12.25             --              --        190,699           12.25
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                 59,645           18.99             --              --         48,243           18.99
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                 65,634           11.62             --              --         80,980           11.62
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                      299,090           22.99             --              --         65,548           22.99

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             244,926   $       16.89      8,221,664   $       16.89             --   $          --
   Global Growth Fund (Class 2)              8,353,017           24.59      7,333,264           24.59             --              --
   Growth Fund (Class 2)                    13,518,821           22.34     10,615,481           22.34             --              --
   Growth-Income Fund (Class 2)             14,630,875           18.89     13,836,134           18.89             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio               7,797,861   $       14.02      6,505,209   $       14.02             --   $          --
   Mid Cap Value Portfolio                      41,501           14.94      4,942,307           14.94             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                199,667   $       12.01             --   $          --             --   $          --
   BB&T Large Cap VIF Portfolio                156,759           11.62             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio           157,838           14.49             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                            420,899           14.22             --              --             --              --
   BB&T Total Return Bond VIF Portfolio        389,952           10.70             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     10   $       10.52             --   $          --             --   $          --
   MTB Large Cap Value Fund II                     246            9.70             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          10           10.43             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        10           10.32             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            10           10.38             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.52(4)            Expenses of 1.55(5)            Expenses of 1.55(6)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)         22,902           26.78             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                 39,501           54.88         29,498           54.26         62,442           55.72
   Government and Quality Bond
      Portfolio (Class 2)                      131,014           18.13             --              --             --              --
   Growth Portfolio (Class 2)                   33,898           36.94             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                 11,282           66.65             --              --             --              --
   Asset Allocation Portfolio (Class 3)        318,487           26.60            615           11.31             --              --
   Capital Appreciation Portfolio
      (Class 3)                              1,652,873           54.16         19,428           13.67             --              --
   Government and Quality Bond
      Portfolio (Class 3)                    5,107,841           18.01         44,424           10.59             --              --
   Growth Portfolio (Class 3)                  849,024           36.76         10,414           11.78             --              --
   Natural Resources Portfolio
      (Class 3)                                451,519           66.09         11,463           14.44             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                 12,107           17.07             --              --             --              --
   Alliance Growth Portfolio (Class 2)          21,101           36.91          3,848           36.81         10,234           37.15
   Balanced Portfolio (Class 2)                 10,922           16.86             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)         66,315            7.09             --              --             --              --
   Capital Growth Portfolio (Class 2)            7,890            9.06             --              --             --              --
   Cash Management Portfolio (Class 2)         135,661           13.66             --              --             --              --
   Corporate Bond Portfolio (Class 2)           61,828           18.48             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                 74,126           40.20         17,956           40.17             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                 10,870           12.52             --              --             --              --
   Emerging Markets Portfolio (Class 2)         16,003           26.54             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                 35,454           20.38             --              --             --              --
   Foreign Value Portfolio (Class 2)            25,467           22.47             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                  7,002           21.36             --              --             --              --
   Global Bond Portfolio (Class 2)              22,637           19.56             --              --             --              --
   Global Equities Portfolio (Class 2)          25,018           26.26         13,258           26.24         35,725           26.35
   Growth Opportunities Portfolio
      (Class 2)                                 16,234            6.74             --              --             --              --
   Growth-Income Portfolio (Class 2)            23,205           34.28             --              --             --              --
   High-Yield Bond Portfolio (Class 2)          21,955           20.84             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                       65,002           16.40             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                       53,817           19.81             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                       11,604           25.37             --              --             --              --
   MFS Total Return Portfolio (Class 2)        106,000           28.58             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)           53,999           12.42         39,170           12.41         36,300           12.44
   Real Estate Portfolio (Class 2)              25,989           26.40             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                 50,856           18.45             --              --             --              --
   Technology Portfolio (Class 2)               11,961            2.86         30,253            2.86         75,559            2.86
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                214,944           16.98             31           11.04             --              --
   Alliance Growth Portfolio (Class 3)       1,082,499           36.74          7,884           12.04             --              --
   American Funds Asset Allocation
      SAST Portfolio (Class 3)                      --              --         87,640           10.98             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                       49,627           12.14        104,756           12.22             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                                 67,334           11.75        105,710           11.69             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                       61,841           10.86         26,736           11.05             --              --
   Balanced Portfolio (Class 3)                175,925           16.76             31           11.01             --              --
   Blue Chip Growth Portfolio (Class 3)        368,473            7.05          1,077           11.94             --              --
   Capital Growth Portfolio (Class 3)          296,713            8.99          8,760           12.00             --              --
   Cash Management Portfolio (Class 3)       3,018,226           13.60          2,587           10.37             --              --
   Corporate Bond Portfolio (Class 3)        3,429,460           18.32         33,172           10.63             --              --
   Davis Venture Value Portfolio
      (Class 3)                              2,704,874           40.00         78,657           11.30             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                228,356           12.44          1,379           10.65             --              --
   Emerging Markets Portfolio (Class 3)        979,788           26.37          9,606           16.47             --              --
   Equity Opportunities Portfolio
      (Class 3)                                827,120           20.26             67           10.78             --              --
   Foreign Value Portfolio (Class 3)         2,923,697           22.38         45,248           12.64             --              --
   Fundamental Growth Portfolio
      (Class 3)                                110,171           21.24         15,054           12.54             --              --
   Global Bond Portfolio (Class 3)             662,666           19.47         16,118           11.05             --              --
   Global Equities Portfolio (Class 3)         290,271           26.06             31           12.21             --              --
   Growth Opportunities Portfolio
      (Class 3)                              1,294,474            6.69          1,497           12.99             --              --
   Growth-Income Portfolio (Class 3)           121,424           34.12             75           11.65             --              --
   High-Yield Bond Portfolio (Class 3)         731,454           20.75          2,946           10.43             --              --
   International Diversified Equities
      Portfolio (Class 3)                    2,863,341           16.33         12,940           12.44             --              --
   International Growth & Income
      Portfolio (Class 3)                    1,593,290           19.63         28,541           11.71             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                                 93,719           13.46          5,895           12.47             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.52(4)            Expenses of 1.55(5)            Expenses of 1.55(6)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      280,226   $       25.25          2,440   $       11.75             --   $          --
   MFS Total Return Portfolio (Class 3)      1,949,234           28.44          4,773           10.93             --              --
   Mid-Cap Growth Portfolio (Class 3)        1,026,186           12.36          1,958           12.59             --              --
   Real Estate Portfolio (Class 3)             698,449           26.26         19,447            9.38             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                              2,588,740           18.37         20,848           11.02             --              --
   Small Company Value Portfolio
      (Class 3)                                813,420            9.28         12,109           10.09             --              --
   Technology Portfolio (Class 3)            1,409,688            2.84          3,260           12.85             --              --
   Telecom Utility Portfolio (Class 3)          23,164           17.85             31           13.32             --              --
   Worldwide High Income Portfolio
      (Class 3)                                 34,258           21.96             31           10.81             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                        2,202,230   $       13.70         64,140   $       10.44        133,020   $       13.64
   Growth and Income Portfolio               3,527,122           15.49         25,154           10.98             --              --
   Strategic Growth Portfolio                  211,974           11.34             75           12.30             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --         50,086   $        8.88             --   $          --
   Equity Income Account I (Class 1)                --              --        728,445           10.83             --              --
   Growth Account (Class 1)                         --              --         57,936            8.73             --              --
   Income Account (Class 1)                         --              --        281,880            7.53             --              --
   LargeCap Blend Account (Class 1)                 --              --        360,691            7.31             --              --
   MidCap Stock Account (Class 1)                   --              --         50,787            9.74             --              --
   Money Market Account (Class 1)                   --              --         47,032            6.13             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --        141,451            6.99             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --          7,757           16.86             --              --
   SAM Balanced Portfolio (Class 1)                 --              --      2,874,491           10.79             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --        390,645            7.66             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                     --              --      1,695,390           11.57             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --        607,727            8.60             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                     --              --        375,889           12.75             --              --
   Short-Term Income Account (Class 1)              --              --         50,346            6.86             --              --
   SmallCap Growth Account (Class 1)                --              --         32,819            7.08             --              --
   SmallCap Value Account (Class 1)                 --              --          1,106            9.81             --              --
   West Coast Equity Account (Class 1)              --              --        261,363           13.39             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --        647,189            8.77
   Equity Income Account I (Class 2)                --              --             --              --      4,139,967           10.63
   Growth Account (Class 2)                         --              --             --              --         86,065            8.61
   Income Account (Class 2)                         --              --             --              --      1,412,761            7.46
   LargeCap Blend Account (Class 2)                 --              --             --              --        275,236            7.16
   MidCap Stock Account (Class 2)                   --              --             --              --        201,340            9.56
   Money Market Account (Class 2)                   --              --             --              --        522,354            6.01
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --        359,139            6.86
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --         68,625           17.19
   SAM Balanced Portfolio (Class 2)                 --              --             --              --      8,458,887           10.65
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --             --              --      2,131,800            7.57
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --             --              --      2,687,993           11.38
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --             --              --      4,505,850            8.46
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --             --              --      1,070,100           12.56
   Short-Term Income Account (Class 2)              --              --             --              --        287,510            6.76
   SmallCap Growth Account (Class 2)                --              --             --              --         95,188            6.95
   SmallCap Value Account (Class 2)                 --              --             --              --         20,267            9.83
   West Coast Equity Account (Class 2)              --              --             --              --        750,896           13.13

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                         502,338   $       15.94             --   $          --             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)        2,406,660           13.39             --              --             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)              3,203,709           24.59             --              --             --              --
   Growth Fund (Class 2)                     4,509,077           22.34             --              --             --              --
   Growth-Income Fund (Class 2)              4,120,716           18.89             --              --             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio               1,324,268   $       14.02         20,163   $       10.78             --   $          --
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                131,135   $       12.01            --    $          --             --   $          --
   BB&T Large Cap VIF Portfolio                 58,929           11.62             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio            41,868           14.49             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                             52,914           14.22             --              --             --              --
   BB&T Total Return Bond VIF Portfolio        215,230           10.70             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.65               Expenses of 1.70              Expenses of 1.72(4)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)             --              --             --              --         39,967           26.50
   Capital Appreciation Portfolio
      (Class 2)                                     --              --         16,213           55.27         82,353           54.35
   Government and Quality Bond
      Portfolio (Class 2)                           --              --             --              --        159,417           17.91
   Growth Portfolio (Class 2)                       --              --             --              --         41,047           36.54
   Natural Resources Portfolio
      (Class 2)                                     --              --             --              --         16,840           65.77
   Asset Allocation Portfolio (Class 3)             30           11.29             --              --        786,947           26.35
   Capital Appreciation Portfolio
      (Class 3)                                  6,053           13.61             --              --      2,267,212           53.61
   Government and Quality Bond
      Portfolio (Class 3)                       31,380           10.56             --              --      6,902,820           17.83
   Growth Portfolio (Class 3)                   11,229           11.73             --              --      1,281,659           36.38
   Natural Resources Portfolio
      (Class 3)                                  7,555           14.35             --              --        658,741           65.30

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                     --              --             --              --         20,602           16.94
   Alliance Growth Portfolio (Class 2)              --              --          3,357           36.81         37,504           36.54
   Balanced Portfolio (Class 2)                     --              --             --              --         31,341           16.68
   Blue Chip Growth Portfolio (Class 2)             --              --             --              --         52,159            7.02
   Capital Growth Portfolio (Class 2)               --              --             --              --         32,811            8.99
   Cash Management Portfolio (Class 2)              --              --             --              --         71,401           13.53
   Corporate Bond Portfolio (Class 2)               --              --             --              --         65,379           18.27
   Davis Venture Value Portfolio
      (Class 2)                                     --              --             --              --        113,089           39.71
   "Dogs" of Wall Street Portfolio
      (Class 2)                                     --              --             --              --         19,278           12.41
   Emerging Markets Portfolio (Class 2)             --              --             --              --         14,937           26.30
   Equity Opportunities Portfolio
      (Class 2)                                     --              --             --              --         24,452           20.20
   Foreign Value Portfolio (Class 2)                --              --             --              --         35,601           22.20
   Fundamental Growth Portfolio
      (Class 2)                                     --              --             --              --         27,569           21.17
   Global Bond Portfolio (Class 2)                  --              --             --              --         34,111           19.40
   Global Equities Portfolio (Class 2)              --              --          4,711           26.97         27,192           26.05
   Growth Opportunities Portfolio
      (Class 2)                                     --              --             --              --         37,709            6.65
   Growth-Income Portfolio (Class 2)                --              --             --              --         63,957           33.98
   High-Yield Bond Portfolio (Class 2)              --              --             --              --         43,520           20.67
   International Diversified Equities
      Portfolio (Class 2)                           --              --             --              --        172,571           16.27
   International Growth & Income
      Portfolio (Class 2)                           --              --             --              --         49,475           19.62
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                           --              --             --              --         23,543           25.10
   MFS Total Return Portfolio (Class 2)             --              --             --              --        176,413           28.29
   Mid-Cap Growth Portfolio (Class 2)               --              --         11,731           12.31         99,448           12.27
   Real Estate Portfolio (Class 2)                  --              --             --              --         35,107           26.18
   Small & Mid Cap Value Portfolio
      (Class 2)                                     --              --             --              --         31,114           18.23
   Technology Portfolio (Class 2)                   --              --         41,549            2.83         45,128            2.83
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                     26           11.04             --              --        158,836           16.76
   Alliance Growth Portfolio (Class 3)           2,537           12.01             --              --      1,620,613           36.35
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                       30,405           10.97             --              --          1,756           11.01
   American Funds Global Growth SAST
      Portfolio (Class 3)                       31,119           12.20             --              --         51,080           12.12
   American Funds Growth SAST Portfolio
      (Class 3)                                 52,997           11.67             --              --        116,932           11.73
   American Funds Growth-Income SAST
      Portfolio (Class 3)                       22,519           11.04             --              --         74,989           10.84
   Balanced Portfolio (Class 3)                    247           10.95             --              --        239,460           16.57
   Blue Chip Growth Portfolio (Class 3)          9,930           11.92             --              --        504,110            6.96
   Capital Growth Portfolio (Class 3)            8,986           11.92             --              --        455,502            8.90
   Cash Management Portfolio (Class 3)          23,341           10.35             --              --      4,197,252           13.45
   Corporate Bond Portfolio (Class 3)           29,625           10.59             --              --      4,386,912           18.18
   Davis Venture Value Portfolio
      (Class 3)                                 21,829           11.27             --              --      3,989,513           39.59
   "Dogs" of Wall Street Portfolio
      (Class 3)                                  8,094           10.63             --              --        341,234           12.31
   Emerging Markets Portfolio (Class 3)         16,925           16.39             --              --      1,203,054           26.05
   Equity Opportunities Portfolio
      (Class 3)                                  4,472           10.76             --              --        954,570           20.03
   Foreign Value Portfolio (Class 3)             9,006           12.63             --              --      4,041,411           22.14
   Fundamental Growth Portfolio
      (Class 3)                                  8,343           12.48             --              --        206,004           20.97
   Global Bond Portfolio (Class 3)              24,001           11.04             --              --        933,121           19.21
   Global Equities Portfolio (Class 3)          10,879           12.18             --              --        433,191           25.80
   Growth Opportunities Portfolio
      (Class 3)                                  1,504           12.98             --              --      1,755,088            6.61
   Growth-Income Portfolio (Class 3)               223           11.65             --              --        159,116           33.73
   High-Yield Bond Portfolio (Class 3)              28           10.39             --              --        993,718           20.50
   International Diversified Equities
      Portfolio (Class 3)                       15,445           12.38             --              --      4,241,966           16.15
   International Growth & Income
      Portfolio (Class 3)                       29,861           11.68             --              --      2,473,355           19.47
   Marsico Focused Growth Portfolio
      (Class 3)                                 19,360           12.41             --              --        279,005           13.33

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.65               Expenses of 1.70              Expenses of 1.72(4)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                          513   $       11.68             --   $          --        463,609   $       24.98
   MFS Total Return Portfolio (Class 3)         19,060           10.92             --              --      3,085,950           28.12
   Mid-Cap Growth Portfolio (Class 3)            6,854           12.58             --              --      1,369,351           12.22
   Real Estate Portfolio (Class 3)               7,048            9.35             --              --      1,086,930           25.97
   Small & Mid Cap Value Portfolio
      (Class 3)                                 28,733           11.01             --              --      3,478,328           18.16
   Small Company Value Portfolio
      (Class 3)                                  7,653           10.09             --              --      1,179,839            9.25
   Technology Portfolio (Class 3)                6,973           12.81             --              --      1,446,730            2.81
   Telecom Utility Portfolio (Class 3)             803           13.29             --              --         24,360           17.60
   Worldwide High Income Portfolio
      (Class 3)                                  2,631           10.81             --              --         35,510           21.71

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                            1,643   $       10.42        113,526   $       13.48      2,937,829   $       13.59
   Growth and Income Portfolio                  12,220           10.95             --              --      5,177,062           15.33
   Strategic Growth Portfolio                    3,310           12.29             --              --        276,940           11.22

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Equity Income Account I (Class 1)                --              --             --              --             --              --
   Growth Account (Class 1)                         --              --             --              --             --              --
   Income Account (Class 1)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 1)                 --              --             --              --             --              --
   MidCap Stock Account (Class 1)                   --              --             --              --             --              --
   Money Market Account (Class 1)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 1)                 --              --             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Short-Term Income Account (Class 1)              --              --             --              --             --              --
   SmallCap Growth Account (Class 1)                --              --             --              --             --              --
   SmallCap Value Account (Class 1)                 --              --             --              --             --              --
   West Coast Equity Account (Class 1)              --              --             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --         79,639            8.66             --              --
   Equity Income Account I (Class 2)                --              --        332,189           10.53             --              --
   Growth Account (Class 2)                         --              --         25,026            8.53             --              --
   Income Account (Class 2)                         --              --        211,341            7.39             --              --
   LargeCap Blend Account (Class 2)                 --              --         33,680            7.11             --              --
   MidCap Stock Account (Class 2)                   --              --         21,959            9.51             --              --
   Money Market Account (Class 2)                   --              --        101,936            5.95             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --         97,767            6.80             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --         10,054           16.90             --              --
   SAM Balanced Portfolio (Class 2)                 --              --      2,392,035           10.56             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --        254,221            7.51             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --      1,930,240           11.30             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --        541,888            8.39             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --        718,329           12.45             --              --
   Short-Term Income Account (Class 2)              --              --         46,477            6.71             --              --
   SmallCap Growth Account (Class 2)                --              --          6,742            6.88             --              --
   SmallCap Value Account (Class 2)                 --              --          2,307            9.78             --              --
   West Coast Equity Account (Class 2)              --              --         97,117           13.01             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                              --   $          --             --   $          --        633,410   $       15.77
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)               --              --             --              --      2,381,087           13.26
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                     --              --             --              --      4,093,344           24.33
   Growth Fund (Class 2)                            --              --             --              --      6,574,285           22.11
   Growth-Income Fund (Class 2)                     --              --             --              --      6,518,463           18.68
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                  11,078   $       10.71             --   $          --      1,820,519   $       13.82
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                     --   $          --             --   $          --         26,506   $       11.81
   BB&T Large Cap VIF Portfolio                     --              --             --              --         52,315           11.34
   BB&T Mid Cap Growth VIF Portfolio                --              --             --              --         81,127           14.40
   BB&T Special Opportunities Equity
      VIF Portfolio                                 --              --             --              --        108,280           14.18
   BB&T Total Return Bond VIF Portfolio             --              --             --              --         60,379           10.74

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.77(1)            Expenses of 1.77(2)            Expenses of 1.77(3)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --         52,989   $       26.59             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --        286,653           53.85        112,179           14.57
   Government and Quality Bond
      Portfolio (Class 1)                           --              --        355,855           17.96        167,855           12.26
   Growth Portfolio (Class 1)                       --              --        156,790           36.59             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --         67,125           65.85             --              --
   Asset Allocation Portfolio (Class 2)         98,281           26.38             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                263,376           53.57             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                      728,579           17.83             --              --             --              --
   Growth Portfolio (Class 2)                  222,244           36.36             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                128,478           65.34             --              --             --              --
   Asset Allocation Portfolio (Class 3)         36,833           26.50             --              --             --              --
   Capital Appreciation Portfolio
      (Class 3)                                680,078           53.43             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 3)                    3,004,636           17.76             --              --             --              --
   Growth Portfolio (Class 3)                  498,603           36.24             --              --             --              --
   Natural Resources Portfolio
      (Class 3)                                285,606           65.23             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --         70,577   $       16.96         14,894   $        8.97
   Alliance Growth Portfolio (Class 1)              --              --        149,503           36.78         67,215           10.07
   Balanced Portfolio (Class 1)                     --              --         63,354           16.73         21,646            9.44
   Blue Chip Growth Portfolio (Class 1)             --              --        127,468            7.02         19,342            8.54
   Capital Growth Portfolio (Class 1)               --              --        109,679            8.99             --              --
   Cash Management Portfolio (Class 1)              --              --        227,039           13.55         42,671           10.55
   Corporate Bond Portfolio (Class 1)               --              --        272,314           18.32             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --        648,516           39.91        155,784           13.77
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --         63,912           12.40             --              --
   Emerging Markets Portfolio (Class 1)             --              --         97,331           26.33          4,495           39.44
   Equity Opportunities Portfolio
      (Class 1)                                     --              --        118,485           20.20             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --         62,786           21.20         15,830            8.74
   Global Bond Portfolio (Class 1)                  --              --        118,522           19.41         43,390           12.75
   Global Equities Portfolio (Class 1)              --              --         56,396           26.04         32,391           11.97
   Growth Opportunities Portfolio
      (Class 1)                                     --              --        122,823            6.68             --              --
   Growth-Income Portfolio (Class 1)                --              --        157,549           34.06         66,361           10.80
   High-Yield Bond Portfolio (Class 1)              --              --        135,608           20.70             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --        123,868           16.26             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --        223,698           19.62         82,225           14.08
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --        325,864           13.42             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --        130,487           25.15         10,404           11.53
   MFS Total Return Portfolio (Class 1)             --              --        602,972           28.36         58,406           13.22
   Mid-Cap Growth Portfolio (Class 1)               --              --        404,791           12.32         61,368            7.35
   Real Estate Portfolio (Class 1)                  --              --         53,323           26.17             --              --
   Technology Portfolio (Class 1)                   --              --        279,894            2.84             --              --
   Telecom Utility Portfolio (Class 1)              --              --         43,307           17.78             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --         25,974           21.91             --              --
   Aggressive Growth Portfolio
      (Class 2)                                133,734           16.81             --              --             --              --
   Alliance Growth Portfolio (Class 2)         181,207           36.28             --              --             --              --
   Balanced Portfolio (Class 2)                147,597           16.60             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)        167,398            6.98             --              --             --              --
   Capital Growth Portfolio (Class 2)          122,667            8.92             --              --             --              --
   Cash Management Portfolio (Class 2)         599,694           13.46             --              --             --              --
   Corporate Bond Portfolio (Class 2)          317,126           18.18             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                562,808           39.55             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                184,283           12.31             --              --             --              --
   Emerging Markets Portfolio (Class 2)        183,950           26.14             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                132,250           20.07             --              --             --              --
   Foreign Value Portfolio (Class 2)           269,834           22.16             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                 57,347           21.03             --              --             --              --
   Global Bond Portfolio (Class 2)             107,972           19.25             --              --             --              --
   Global Equities Portfolio (Class 2)         107,260           25.82             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                                274,304            6.62             --              --             --              --
   Growth-Income Portfolio (Class 2)           138,312           33.76             --              --             --              --
   High-Yield Bond Portfolio (Class 2)         230,005           20.52             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                      337,875           16.13             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                      258,868           19.52             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                496,466           13.34             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                      142,343           24.98             --              --             --              --
   MFS Total Return Portfolio (Class 2)        574,477           28.13             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)          471,711           12.22             --              --             --              --
   Real Estate Portfolio (Class 2)             201,393           25.96             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                321,745           18.20             --              --             --              --
   Technology Portfolio (Class 2)              354,272            2.82             --              --             --              --
   Telecom Utility Portfolio (Class 2)          88,863           17.68             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                 44,320           21.69             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                146,091           16.75             --              --             --              --
   Alliance Growth Portfolio (Class 3)         428,936           36.22             --              --             --              --
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                      472,394           10.99             --              --             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                    1,704,705           12.10             --              --             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                              2,083,534           11.71             --              --             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                    2,412,647           10.83             --              --             --              --
   Balanced Portfolio (Class 3)                108,015           16.53             --              --             --              --
   Blue Chip Growth Portfolio (Class 3)        183,821            6.94             --              --             --              --
   Capital Growth Portfolio (Class 3)        1,012,860            8.95             --              --             --              --
   Cash Management Portfolio (Class 3)       1,153,090           13.39             --              --             --              --
   Corporate Bond Portfolio (Class 3)        2,182,660           18.09             --              --             --              --
   Davis Venture Value Portfolio
      (Class 3)                              1,333,885           39.45             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                115,728           12.28             --              --             --              --
   Emerging Markets Portfolio (Class 3)        621,476           26.01             --              --             --              --
   Equity Opportunities Portfolio
      (Class 3)                                116,637           19.98             --              --             --              --
   Foreign Value Portfolio (Class 3)         1,096,619           22.06        104,537           22.06             --              --
   Fundamental Growth Portfolio
      (Class 3)                                728,093           20.94             --              --             --              --
   Global Bond Portfolio (Class 3)             500,166           19.13             --              --             --              --
   Global Equities Portfolio (Class 3)         106,731           25.61             --              --             --              --
   Growth Opportunities Portfolio
      (Class 3)                                709,657            6.61             --              --             --              --
   Growth-Income Portfolio (Class 3)            79,505           33.64             --              --             --              --
   High-Yield Bond Portfolio (Class 3)         319,084           20.45             --              --             --              --
   International Diversified Equities
      Portfolio (Class 3)                    1,769,074           16.10             --              --             --              --
   International Growth & Income
      Portfolio (Class 3)                    1,628,027           19.43             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                                559,951           13.28             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.77(1)            Expenses of 1.77(2)            Expenses of 1.77(3)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      157,757   $       24.90             --   $          --             --   $          --
   MFS Total Return Portfolio (Class 3)        838,812           28.03             --              --             --              --
   Mid-Cap Growth Portfolio (Class 3)          691,391           12.18             --              --             --              --
   Real Estate Portfolio (Class 3)             615,418           25.91             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                              1,669,307           18.10         55,513           18.10             --              --
   Small Company Value Portfolio
      (Class 3)                              1,116,489            9.24             --              --             --              --
   Technology Portfolio (Class 3)              694,198            2.81             --              --             --              --
   Telecom Utility Portfolio (Class 3)          72,501           17.79             --              --             --              --
   Worldwide High Income Portfolio
      (Class 3)                                 21,586           21.81             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                        1,148,321   $       13.43        459,227   $       13.40             --   $          --
   Growth and Income Portfolio               2,540,374           15.35        353,339           15.37             --              --
   Strategic Growth Portfolio                  171,492           11.05         78,472           10.94             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Equity Income Account I (Class 1)                --              --             --              --             --              --
   Growth Account (Class 1)                         --              --             --              --             --              --
   Income Account (Class 1)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 1)                 --              --             --              --             --              --
   MidCap Stock Account (Class 1)                   --              --             --              --             --              --
   Money Market Account (Class 1)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 1)            192,666           10.64             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                114,768           11.41             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                 74,541           12.58             --              --             --              --
   Short-Term Income Account (Class 1)              --              --             --              --             --              --
   SmallCap Growth Account (Class 1)                --              --             --              --             --              --
   SmallCap Value Account (Class 1)                 --              --             --              --             --              --
   West Coast Equity Account (Class 1)              --              --             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --             --              --
   Equity Income Account I (Class 2)            39,946           10.23             --              --             --              --
   Growth Account (Class 2)                         --              --             --              --             --              --
   Income Account (Class 2)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 2)                 --              --             --              --             --              --
   MidCap Stock Account (Class 2)                   --              --             --              --             --              --
   Money Market Account (Class 2)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 2)            250,447           10.49             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                 28,448           10.54             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                                 92,862           11.22             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                     10           10.40             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                 38,740           12.40             --              --             --              --
   Short-Term Income Account (Class 2)              --              --             --              --             --              --
   SmallCap Growth Account (Class 2)                --              --             --              --             --              --
   SmallCap Value Account (Class 2)                 --              --             --              --             --              --
   West Coast Equity Account (Class 2)              --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                              154   $       11.99             --   $          --         13,222   $       11.99
   Columbia Large Cap Value Fund,
      Variable Series                           17,073           13.10             --              --         48,371           13.10
   Columbia Small Company Growth Fund,
      Variable Series                            5,124           13.24             --              --         53,134           13.24

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                          44,673   $       15.74             --   $          --         68,779   $       15.74
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)          138,727           13.11             --              --         96,626           13.11
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                 21,184           12.05             --              --         52,022           12.05
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                    977           18.68             --              --         29,283           18.68
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                    116           10.66             --              --         47,484           10.66
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                       11,489           22.66             --              --         28,353           22.66

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)              14,934   $       16.67        467,085   $       16.67             --   $          --
   Global Growth Fund (Class 2)                824,627           24.25        255,116           24.25             --              --
   Growth Fund (Class 2)                     1,186,895           22.05        385,893           22.05             --              --
   Growth-Income Fund (Class 2)              1,377,225           18.63        556,960           18.63             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio               1,921,469   $       13.81        369,241   $       13.81             --   $          --
   Mid Cap Value Portfolio                       2,844           14.73        325,265           14.73             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                 39,314   $       11.90             --   $          --             --   $          --
   BB&T Large Cap VIF Portfolio                 67,826           11.50             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio            17,275           14.37             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                            134,664           14.12             --              --             --              --
   BB&T Total Return Bond VIF Portfolio        120,585           10.63             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     10   $       10.39             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      10            9.65             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          10           10.28             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        10           10.28             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            10           10.30             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.80               Expenses of 1.90               Expenses of 1.95
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)             --              --             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                 18,841           53.30             --              --          4,782           54.48
   Government and Quality Bond
      Portfolio (Class 2)                           --              --             --              --             --              --
   Growth Portfolio (Class 2)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 3)             25           11.25              9           11.25             --              --
   Capital Appreciation Portfolio
      (Class 3)                                 13,936           13.62            553           13.55             --              --
   Government and Quality Bond
      Portfolio (Class 3)                       38,325           10.55        167,488           10.56             --              --
   Growth Portfolio (Class 3)                    7,647           11.73         47,502           11.73             --              --
   Natural Resources Portfolio
      (Class 3)                                 14,134           14.38         10,676           14.32             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Alliance Growth Portfolio (Class 2)           3,594           36.51             --              --          2,347           36.28
   Balanced Portfolio (Class 2)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 2)               --              --             --              --             --              --
   Cash Management Portfolio (Class 2)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 2)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                  5,732           39.51             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 2)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Foreign Value Portfolio (Class 2)                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 2)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 2)           4,062           25.91             --              --          2,281           25.75
   Growth Opportunities Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 2)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 2)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 2)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)           30,695           12.22             --              --          6,055           12.13
   Real Estate Portfolio (Class 2)                  --              --             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Technology Portfolio (Class 2)               55,801            2.82             --              --            119            2.77
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                     24           11.03              8           11.03             --              --
   Alliance Growth Portfolio (Class 3)          18,606           11.99              9           11.98             --              --
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                        6,041           10.94         46,818           10.95             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                       19,919           12.18         49,704           12.18             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                                 13,473           11.65        116,885           11.66             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                       11,938           11.01         83,602           11.03             --              --
   Balanced Portfolio (Class 3)                     26           10.94              9           10.94             --              --
   Blue Chip Growth Portfolio (Class 3)             25           11.90              9           11.89             --              --
   Capital Growth Portfolio (Class 3)            5,305           11.87         42,653           11.92             --              --
   Cash Management Portfolio (Class 3)          65,829           10.33          6,908           10.32             --              --
   Corporate Bond Portfolio (Class 3)           36,987           10.58        122,544           10.58             --              --
   Davis Venture Value Portfolio
      (Class 3)                                 28,914           11.26         17,106           11.27             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                     25           10.59          1,058           10.61             --              --
   Emerging Markets Portfolio (Class 3)          7,691           16.40         31,304           16.37             --              --
   Equity Opportunities Portfolio
      (Class 3)                                    199           10.70          2,271           10.75             --              --
   Foreign Value Portfolio (Class 3)            10,673           12.59         17,146           12.61             --              --
   Fundamental Growth Portfolio
      (Class 3)                                  8,639           12.48         70,873           12.48             --              --
   Global Bond Portfolio (Class 3)               7,664           11.01         18,619           11.03             --              --
   Global Equities Portfolio (Class 3)              24           12.16              8           12.13             --              --
   Growth Opportunities Portfolio
      (Class 3)                                  4,982           12.95            451           12.94             --              --
   Growth-Income Portfolio (Class 3)               262           11.58          7,475           11.63             --              --
   High-Yield Bond Portfolio (Class 3)           1,350           10.42             10           10.36             --              --
   International Diversified Equities
      Portfolio (Class 3)                       12,970           12.40         83,652           12.38             --              --
   International Growth & Income
      Portfolio (Class 3)                       24,763           11.67         96,193           11.67             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                                  3,920           12.41         10,601           12.38             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.80               Expenses of 1.90               Expenses of 1.95
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                          114   $       11.66          1,050   $       11.64             --   $          --
   MFS Total Return Portfolio (Class 3)          2,395           10.83          7,420           10.89             --              --
   Mid-Cap Growth Portfolio (Class 3)            1,064           12.48         14,898           12.58             --              --
   Real Estate Portfolio (Class 3)              17,764            9.35         43,167            9.33             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                                 23,866           10.98         74,505           10.99             --              --
   Small Company Value Portfolio
      (Class 3)                                 11,968           10.06         37,666           10.07             --              --
   Technology Portfolio (Class 3)                   73           12.73              8           12.77             --              --
   Telecom Utility Portfolio (Class 3)           2,148           13.27              8           13.26             --              --
   Worldwide High Income Portfolio
      (Class 3)                                     27           10.75          4,877           10.79             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                            7,427   $       10.40          3,907   $       10.41        102,070   $       13.26
   Growth and Income Portfolio                  25,455           10.95         86,186           10.94             --              --
   Strategic Growth Portfolio                       25           12.20              8           12.25             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                 30,399   $        8.78             --   $          --             --   $          --
   Equity Income Account I (Class 1)           493,550           10.65             --              --             --              --
   Growth Account (Class 1)                     29,003            8.59             --              --             --              --
   Income Account (Class 1)                    183,904            7.41             --              --             --              --
   LargeCap Blend Account (Class 1)            202,708            7.18             --              --             --              --
   MidCap Stock Account (Class 1)               87,788            9.59             --              --             --              --
   Money Market Account (Class 1)               39,144            5.98             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                204,859            6.89             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                  2,086           16.93             --              --             --              --
   SAM Balanced Portfolio (Class 1)          2,378,660           10.62             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                223,072            7.54             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                922,898           11.40             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                522,427            8.44             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                173,317           12.58             --              --             --              --
   Short-Term Income Account (Class 1)         156,012            6.73             --              --             --              --
   SmallCap Growth Account (Class 1)            40,107            6.96             --              --             --              --
   SmallCap Value Account (Class 1)                  9            9.62             --              --             --              --
   West Coast Equity Account (Class 1)         192,729           13.18             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --         10,658            8.62
   Equity Income Account I (Class 2)                --              --             --              --        239,107           10.38
   Growth Account (Class 2)                         --              --             --              --          4,735            8.40
   Income Account (Class 2)                         --              --             --              --         81,014            7.28
   LargeCap Blend Account (Class 2)                 --              --             --              --         23,888            6.98
   MidCap Stock Account (Class 2)                   --              --             --              --         20,505            9.33
   Money Market Account (Class 2)                   --              --             --              --        117,221            5.87
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --         25,883            6.71
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --          1,784           16.42
   SAM Balanced Portfolio (Class 2)                 --              --             --              --        459,361           10.39
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --             --              --         76,042            7.38
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --             --              --        234,139           11.12
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --             --              --        122,265            8.28
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --             --              --        107,483           12.27
   Short-Term Income Account (Class 2)              --              --             --              --         13,925            6.61
   SmallCap Growth Account (Class 2)                --              --             --              --         10,220            6.80
   SmallCap Value Account (Class 2)                 --              --             --              --            638            9.66
   West Coast Equity Account (Class 2)              --              --             --              --         44,865           12.81

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                              --   $          --             --   $          --             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)               --              --             --              --             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                     --              --             --              --             --              --
   Growth Fund (Class 2)                            --              --             --              --             --              --
   Growth-Income Fund (Class 2)                     --              --             --              --             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                  11,037   $       10.76         84,828   $       10.72             --   $          --
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                     --   $          --             --   $          --             --   $          --
   BB&T Large Cap VIF Portfolio                     --              --             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio                --              --             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                                 --              --             --              --             --              --
   BB&T Total Return Bond VIF Portfolio             --              --             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.97(4)             Expenses of 2.02               Expenses of 2.05
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)         38,303           26.07             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                 18,731           53.61             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                       47,408           17.66             --              --             --              --
   Growth Portfolio (Class 2)                   12,643           36.06             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                  4,502           64.90             --              --             --              --
   Asset Allocation Portfolio (Class 3)         21,007           26.01          3,067           26.35             31           11.23
   Capital Appreciation Portfolio
      (Class 3)                                211,845           52.88         54,977           53.16          4,496           13.57
   Government and Quality Bond
      Portfolio (Class 3)                      559,909           17.57         84,837           17.70          9,219           10.52
   Growth Portfolio (Class 3)                   87,393           35.88         10,994           36.09            731           11.66
   Natural Resources Portfolio
      (Class 3)                                 56,099           64.48         25,634           64.90          1,360           14.22

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                  3,058           16.66             --              --             --              --
   Alliance Growth Portfolio (Class 2)          10,134           36.03             --              --             --              --
   Balanced Portfolio (Class 2)                 13,996           16.45             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)          3,418            6.92             --              --             --              --
   Capital Growth Portfolio (Class 2)            4,809            8.85             --              --             --              --
   Cash Management Portfolio (Class 2)          18,311           13.34             --              --             --              --
   Corporate Bond Portfolio (Class 2)           27,544           18.02             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                 24,190           39.16             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                  5,527           12.24             --              --             --              --
   Emerging Markets Portfolio (Class 2)          9,180           25.89             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                  3,198           19.85             --              --             --              --
   Foreign Value Portfolio (Class 2)             7,117           21.65             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                  2,729           20.81             --              --             --              --
   Global Bond Portfolio (Class 2)               6,310           19.11             --              --             --              --
   Global Equities Portfolio (Class 2)           4,865           25.69             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                                  6,779            6.56             --              --             --              --
   Growth-Income Portfolio (Class 2)            11,926           33.38             --              --             --              --
   High-Yield Bond Portfolio (Class 2)          39,388           20.30             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                       50,707           16.02             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                       12,222           19.39             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                        1,901           24.82             --              --             --              --
   MFS Total Return Portfolio (Class 2)         39,093           27.88             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)           19,763           12.10             --              --             --              --
   Real Estate Portfolio (Class 2)               8,800           25.76             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                  7,021           18.00             --              --             --              --
   Technology Portfolio (Class 2)                9,270            2.78             --              --             --              --
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                 37,017           16.54          5,196           16.67             31           10.95
   Alliance Growth Portfolio (Class 3)         107,435           35.85          7,550           36.04          2,732           11.92
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                        3,366           10.97         42,207           10.95             31           10.80
   American Funds Global Growth SAST
      Portfolio (Class 3)                        3,069           12.09         82,064           12.06          4,384           12.13
   American Funds Growth SAST Portfolio
      (Class 3)                                  2,791           11.70        311,908           11.68          1,193           11.60
   American Funds Growth-Income SAST
      Portfolio (Class 3)                          587           10.81        199,679           10.79          1,323           10.96
   Balanced Portfolio (Class 3)                 12,351           16.36          5,937           16.44             31           10.89
   Blue Chip Growth Portfolio (Class 3)         44,670            6.88         43,488            6.90             31           11.89
   Capital Growth Portfolio (Class 3)           23,642            8.80         33,619            8.92            119           11.84
   Cash Management Portfolio (Class 3)         329,573           13.27          9,728           13.35             31           10.29
   Corporate Bond Portfolio (Class 3)          266,170           17.94        127,739           18.02          3,739           10.55
   Davis Venture Value Portfolio
      (Class 3)                                273,325           39.05         65,520           39.27          7,235           11.20
   "Dogs" of Wall Street Portfolio
      (Class 3)                                 52,688           12.14          3,860           12.26             31           10.48
   Emerging Markets Portfolio (Class 3)        304,345           25.75         33,830           25.90          1,003           16.34
   Equity Opportunities Portfolio
      (Class 3)                                 57,952           19.65            203           19.83             31           10.67
   Foreign Value Portfolio (Class 3)           296,470           21.84         30,369           21.94          2,382           12.55
   Fundamental Growth Portfolio
      (Class 3)                                  8,092           20.45         23,578           20.79            188           12.43
   Global Bond Portfolio (Class 3)              53,407           18.97         10,802           19.04          2,806           10.97
   Global Equities Portfolio (Class 3)          33,596           25.44          2,031           25.51          1,395           12.16
   Growth Opportunities Portfolio
      (Class 3)                                121,084            6.48         33,447            6.58            582           12.91
   Growth-Income Portfolio (Class 3)            14,357           33.30            632           33.36             31           11.55
   High-Yield Bond Portfolio (Class 3)          60,332           20.21          7,118           20.36             31           10.32
   International Diversified Equities
      Portfolio (Class 3)                      325,506           15.94         42,549           16.05            931           12.34
   International Growth & Income
      Portfolio (Class 3)                      142,979           19.20         46,584           19.36          1,695           11.62
   Marsico Focused Growth Portfolio
      (Class 3)                                  4,825           13.15         17,620           13.22            387           12.34

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.97(4)             Expenses of 2.02               Expenses of 2.05
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                       36,930   $       24.64            189   $       24.75             31   $       11.63
   MFS Total Return Portfolio (Class 3)        254,651           27.72         29,629           27.92             31           10.80
   Mid-Cap Growth Portfolio (Class 3)          144,785           12.06         12,241           12.07             65           12.42
   Real Estate Portfolio (Class 3)              78,926           25.66         25,490           25.78          1,158            9.30
   Small & Mid Cap Value Portfolio
      (Class 3)                                252,323           17.92         36,668           18.04          5,213           10.93
   Small Company Value Portfolio
      (Class 3)                                 52,166            9.21         51,343            9.21            824           10.00
   Technology Portfolio (Class 3)              338,071            2.77        133,610            2.78             31           12.68
   Telecom Utility Portfolio (Class 3)           2,076           17.05          1,485           17.71            197           13.18
   Worldwide High Income Portfolio
      (Class 3)                                    881           21.11            242           21.62          1,419           10.76

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                          233,515   $       13.26         20,870   $       13.38          2,303   $       10.37
   Growth and Income Portfolio                 386,344           15.23         40,823           15.28          2,006           10.88
   Strategic Growth Portfolio                   42,826           11.06             33           10.93            798           12.25

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Equity Income Account I (Class 1)                --              --             --              --             --              --
   Growth Account (Class 1)                         --              --             --              --             --              --
   Income Account (Class 1)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 1)                 --              --             --              --             --              --
   MidCap Stock Account (Class 1)                   --              --             --              --             --              --
   Money Market Account (Class 1)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 1)                 --              --             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Short-Term Income Account (Class 1)              --              --             --              --             --              --
   SmallCap Growth Account (Class 1)                --              --             --              --             --              --
   SmallCap Value Account (Class 1)                 --              --             --              --             --              --
   West Coast Equity Account (Class 1)              --              --             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --             --              --
   Equity Income Account I (Class 2)                --              --             10           10.00             --              --
   Growth Account (Class 2)                         --              --             --              --             --              --
   Income Account (Class 2)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 2)                 --              --             --              --             --              --
   MidCap Stock Account (Class 2)                   --              --             --              --             --              --
   Money Market Account (Class 2)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 2)                 --              --             10           10.27             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --             10           10.35             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --              9           10.98             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --             10           10.20             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --              9           12.09             --              --
   Short-Term Income Account (Class 2)              --              --             --              --             --              --
   SmallCap Growth Account (Class 2)                --              --             --              --             --              --
   SmallCap Value Account (Class 2)                 --              --             --              --             --              --
   West Coast Equity Account (Class 2)              --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                          67,765   $       15.54            879   $       15.66             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)          214,563           13.06            819           13.07             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                284,874           24.00             --              --             --              --
   Growth Fund (Class 2)                       652,127           21.82             --              --             --              --
   Growth-Income Fund (Class 2)                645,086           18.44             --              --             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                 163,522   $       13.57         73,609   $       13.74            199   $       10.66
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                     29   $       11.61             27   $       11.82             --   $          --
   BB&T Large Cap VIF Portfolio                     54           11.17             51           11.40             --              --
   BB&T Mid Cap Growth VIF Portfolio                29           14.24            270           14.29             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                                 29           14.01          4,574           14.04             --              --
   BB&T Total Return Bond VIF Portfolio             29           10.43             30           10.45             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2007

                                                                           Net Asset Value      Net Asset
Variable Accounts                                               Shares        Per Share           Value           Cost
-----------------                                             ----------   ---------------   --------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                       14,635,478       $16.39        $  239,833,843   $204,550,298
   Capital Appreciation Portfolio (Class 1)                   14,466,007        46.19           668,182,946    553,287,936
   Government and Quality Bond Portfolio (Class 1)            15,597,075        15.05           234,675,614    231,627,275
   Growth Portfolio (Class 1)                                  8,698,374        28.06           244,036,963    251,194,141
   Natural Resources Portfolio (Class 1)                       3,091,722        69.52           214,948,823     97,710,576
   Asset Allocation Portfolio (Class 2)                        1,142,076        16.36            18,679,976     16,143,867
   Capital Appreciation Portfolio (Class 2)                    2,928,878        45.91           134,461,434     89,715,454
   Government and Quality Bond Portfolio (Class 2)             7,444,139        15.04           111,935,603    112,930,819
   Growth Portfolio (Class 2)                                  2,470,427        28.02            69,224,882     59,783,508
   Natural Resources Portfolio (Class 2)                         647,748        69.31            44,896,542     25,889,685
   Asset Allocation Portfolio (Class 3)                        1,945,502        16.33            31,765,835     29,378,235
   Capital Appreciation Portfolio (Class 3)                   11,407,736        45.73           521,705,334    401,598,678
   Government and Quality Bond Portfolio (Class 3)            37,103,702        15.01           557,013,536    554,747,517
   Growth Portfolio (Class 3)                                  7,820,313        27.97           218,730,283    207,357,039
   Natural Resources Portfolio (Class 3)                       2,901,816        69.14           200,622,720    143,044,670

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                       6,166,011       $12.41        $   76,503,300   $ 75,327,438
   Alliance Growth Portfolio (Class 1)                        16,743,393        25.27           423,159,668    432,766,893
   Balanced Portfolio (Class 1)                                6,177,019        15.35            94,817,626    102,438,858
   Blue Chip Growth Portfolio (Class 1)                        2,123,884         7.90            16,771,820     14,229,117
   Capital Growth Portfolio (Class 1)                          1,353,201        10.01            13,549,487     10,534,321
   Cash Management Portfolio (Class 1)                        14,052,142        11.18           157,085,537    158,617,325
   Corporate Bond Portfolio (Class 1)                         12,219,328        11.93           145,719,768    140,401,272
   Davis Venture Value Portfolio (Class 1)                    34,620,182        32.72         1,132,762,035    791,189,687
   "Dogs" of Wall Street Portfolio (Class 1)                   3,433,767        10.61            36,420,354     33,885,864
   Emerging Markets Portfolio (Class 1)                        7,140,587        20.82           148,654,454     91,410,163
   Equity Opportunities Portfolio (Class 1)                    4,675,885        16.96            79,309,576     72,624,515
   Fundamental Growth Portfolio (Class 1)                      5,617,195        18.77           105,460,035    110,350,829
   Global Bond Portfolio (Class 1)                             6,144,788        11.87            72,916,266     68,322,500
   Global Equities Portfolio (Class 1)                         8,706,871        18.08           157,423,591    112,829,876
   Growth Opportunities Portfolio (Class 1)                    2,943,089         7.56            22,236,254     17,975,832
   Growth-Income Portfolio (Class 1)                          12,287,689        29.90           367,388,712    288,818,538
   High-Yield Bond Portfolio (Class 1)                        18,137,693         7.05           127,924,639    130,509,820
   International Diversified Equities Portfolio (Class 1)     11,396,148        12.21           139,192,910     95,657,306
   International Growth & Income Portfolio (Class 1)          12,766,866        15.72           200,680,648    145,385,379
   Marsico Focused Growth Portfolio (Class 1)                  3,605,202        13.53            48,795,490     37,487,952
   MFS Massachusetts Investors Trust Portfolio (Class 1)       7,900,300        15.21           120,201,972    100,106,938
   MFS Total Return Portfolio (Class 1)                       21,007,452        17.37           364,898,447    327,440,370
   Mid-Cap Growth Portfolio (Class 1)                          7,595,921        11.20            85,043,221     85,010,146
   Real Estate Portfolio (Class 1)                             4,880,063        17.47            85,266,112     78,961,376
   Technology Portfolio (Class 1)                              6,995,526         3.23            22,615,569     20,378,922
   Telecom Utility Portfolio (Class 1)                         3,068,570        12.78            39,204,694     32,239,586
   Worldwide High Income Portfolio (Class 1)                   5,775,376         7.59            43,832,167     47,656,801
   Aggressive Growth Portfolio (Class 2)                         894,926        12.34            11,044,347      9,083,768
   Alliance Growth Portfolio (Class 2)                         2,346,106        25.21            59,148,406     41,390,884
   Balanced Portfolio (Class 2)                                1,046,964        15.33            16,049,705     13,978,845
   Blue Chip Growth Portfolio (Class 2)                        1,114,439         7.89             8,792,084      6,629,715
   Capital Growth Portfolio (Class 2)                            574,648         9.95             5,719,187      3,975,700
   Cash Management Portfolio (Class 2)                         5,153,725        11.16            57,514,246     57,666,181
   Corporate Bond Portfolio (Class 2)                          4,073,478        11.91            48,501,854     47,269,339
   Davis Venture Value Portfolio (Class 2)                     5,645,929        32.66           184,372,113    125,254,132
   "Dogs" of Wall Street Portfolio (Class 2)                   1,291,374        10.59            13,674,579     12,591,367
   Emerging Markets Portfolio (Class 2)                        1,517,161        20.72            31,441,510     22,886,016
   Equity Opportunities Portfolio (Class 2)                      873,266        16.93            14,780,533     13,024,498
   Foreign Value Portfolio (Class 2)                           3,460,619        21.83            75,531,447     46,893,076
   Fundamental Growth Portfolio (Class 2)                        361,780        18.70             6,766,692      4,883,966
   Global Bond Portfolio (Class 2)                             1,526,321        11.81            18,024,074     17,112,673
   Global Equities Portfolio (Class 2)                         1,076,304        18.01            19,379,314     13,533,577
   Growth Opportunities Portfolio (Class 2)                    1,224,086         7.48             9,154,888      6,641,950
   Growth-Income Portfolio (Class 2)                             970,721        29.85            28,979,639     20,421,586
   High-Yield Bond Portfolio (Class 2)                         4,402,362         7.04            30,982,321     30,441,067
   International Diversified Equities Portfolio (Class 2)      4,716,698        12.14            57,269,092     34,955,230
   International Growth & Income Portfolio (Class 2)           2,282,569        15.75            35,944,347     26,378,186
   Marsico Focused Growth Portfolio (Class 2)                  3,115,962        13.42            41,823,533     30,378,637
   MFS Massachusetts Investors Trust Portfolio (Class 2)       1,560,045        15.20            23,715,821     15,917,494
   MFS Total Return Portfolio (Class 2)                        6,910,987        17.34           119,855,497    108,644,870
   Mid-Cap Growth Portfolio (Class 2)                          3,645,432        11.10            40,461,275     29,361,037
   Real Estate Portfolio (Class 2)                             1,420,580        17.41            24,726,909     25,176,654
   Small & Mid Cap Value Portfolio (Class 2)                   2,605,768        17.21            44,841,243     38,713,083
   Technology Portfolio (Class 2)                              2,564,815         3.21             8,221,130      6,743,486
   Telecom Utility Portfolio (Class 2)                           418,849        12.76             5,342,993      4,251,282
   Worldwide High Income Portfolio (Class 2)                     906,386         7.56             6,851,081      6,721,171
   Aggressive Growth Portfolio (Class 3)                       1,555,716        12.29            19,120,314     18,497,333
   Alliance Growth Portfolio (Class 3)                         9,652,106        25.13           242,549,984    192,242,349
   American Funds Asset Allocation SAST Portfolio (Class 3)    1,605,438        11.21            17,992,072     18,059,108
   American Funds Global Growth SAST Portfolio (Class 3)       5,000,606        12.48            62,382,919     59,685,250
   American Funds Growth SAST Portfolio (Class 3)              7,104,224        11.93            84,729,982     83,721,350
   American Funds Growth-Income SAST Portfolio (Class 3)       7,207,267        11.27            81,260,540     82,700,903
   Balanced Portfolio (Class 3)                                1,137,677        15.31            17,414,478     16,041,226
   Blue Chip Growth Portfolio (Class 3)                        2,101,331         7.87            16,543,909     14,382,452
   Capital Growth Portfolio (Class 3)                          3,650,915         9.92            36,234,272     35,359,748
   Cash Management Portfolio (Class 3)                        20,606,927        11.14           229,635,212    230,699,598
   Corporate Bond Portfolio (Class 3)                         30,887,633        11.89           367,171,144    364,871,113
   Davis Venture Value Portfolio (Class 3)                    20,846,980        32.60           679,538,448    575,431,963
   "Dogs" of Wall Street Portfolio (Class 3)                   1,668,754        10.57            17,644,260     17,995,546
   Emerging Markets Portfolio (Class 3)                        7,770,153        20.67           160,604,624    136,762,419
   Equity Opportunities Portfolio (Class 3)                    3,507,594        16.89            59,257,669     57,480,480
   Foreign Value Portfolio (Class 3)                          20,346,823        21.81           443,691,315    312,476,589
   Fundamental Growth Portfolio (Class 3)                      3,071,420        18.63            57,223,390     53,649,232
   Global Bond Portfolio (Class 3)                             6,685,847        11.78            78,731,321     75,190,903
   Global Equities Portfolio (Class 3)                         1,979,574        17.96            35,551,355     28,243,951
   Growth Opportunities Portfolio (Class 3)                    6,450,327         7.44            47,992,334     39,496,815
   Growth-Income Portfolio (Class 3)                             860,634        29.81            25,653,329     20,981,896
   High-Yield Bond Portfolio (Class 3)                        11,732,463         7.03            82,455,078     85,526,950
   International Diversified Equities Portfolio (Class 3)     26,809,384        12.12           324,999,091    231,293,118
   International Growth & Income Portfolio (Class 3)          14,252,662        15.72           224,074,458    220,291,813

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2007
                                  (continued)

                                                                           Net Asset Value      Net Asset
Variable Accounts                                               Shares        Per Share           Value           Cost
-----------------                                             ----------   ---------------   --------------   ------------
SUNAMERICA SERIES TRUST (continued):
   Marsico Focused Growth Portfolio (Class 3)                  3,498,789       $13.36          $ 46,728,274   $ 39,320,329
   MFS Massachusetts Investors Trust Portfolio (Class 3)       3,515,218        15.18            53,356,709     38,835,303
   MFS Total Return Portfolio (Class 3)                       18,830,085        17.32           326,148,107    321,591,652
   Mid-Cap Growth Portfolio (Class 3)                          8,185,753        11.05            90,444,749     70,880,002
   Real Estate Portfolio (Class 3)                             7,856,704        17.36           136,407,759    164,661,623
   Small & Mid Cap Value Portfolio (Class 3)                  18,119,626        17.17           311,186,779    297,464,599
   Small Company Value Portfolio (Class 3)                     4,070,546        15.84            64,473,065     70,898,690
   Technology Portfolio (Class 3)                              7,011,527         3.19            22,360,904     19,765,650
   Telecom Utility Portfolio (Class 3)                           524,931        12.74             6,686,022      6,341,787
   Worldwide High Income Portfolio (Class 3)                     459,680         7.54             3,467,341      3,531,459

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                         23,997,502       $13.80          $331,165,533   $295,019,630
   Growth and Income Portfolio                                25,214,399        21.31           537,318,833    468,386,643
   Strategic Growth Portfolio                                    842,135        33.29            28,034,658     21,166,931

PRINCIPAL VARIABLE CONTRACTS FUND, INC.:
   Diversified International Account (Class 1)                   259,714       $21.67          $  5,628,012   $  5,421,853
   Equity Income Account I (Class 1)                           3,197,458        19.32            61,774,881     51,962,298
   Growth Account (Class 1)                                      107,749        17.92             1,930,855      1,289,173
   Income Account (Class 1)                                    1,583,513        10.46            16,563,551     16,710,483
   LargeCap Blend Account (Class 1)                              713,083        12.59             8,977,720      7,217,461
   MidCap Stock Account (Class 1)                                403,806        15.22             6,145,928      6,172,270
   Money Market Account (Class 1)                              4,361,036         1.00             4,361,036      4,361,036
   Mortgage Securities Account (Class 1)                         897,381        10.49             9,413,525      9,568,726
   Real Estate Securities Account (Class 1)                       69,256        19.06             1,320,025      1,912,950
   SAM Balanced Portfolio (Class 1)                            9,394,835        19.17           180,098,979    137,373,817
   SAM Conservative Balanced Portfolio (Class 1)               1,305,834        13.07            17,067,252     14,525,591
   SAM Conservative Growth Portfolio (Class 1)                 3,698,269        21.18            78,329,330     54,067,499
   SAM Flexible Income Portfolio (Class 1)                     2,202,281        14.36            31,624,757     29,218,185
   SAM Strategic Growth Portfolio (Class 1)                    1,007,579        23.91            24,091,224     16,709,577
   Short-Term Income Account (Class 1)                         1,319,768         2.50             3,299,420      3,388,741
   SmallCap Growth Account (Class 1)                             148,339        11.35             1,683,650      1,335,475
   SmallCap Value Account (Class 1)                               20,040        15.69               314,434        393,705
   West Coast Equity Account (Class 1)                         1,263,881        25.13            31,761,327     24,795,960
   Diversified International Account (Class 2)                   297,453        21.71             6,457,706      6,329,399
   Equity Income Account I (Class 2)                           2,843,679        19.17            54,513,329     48,156,830
   Growth Account (Class 2)                                       55,561        17.90               994,535        686,366
   Income Account (Class 2)                                    1,219,770        10.40            12,685,604     12,950,316
   LargeCap Blend Account (Class 2)                              188,803        12.59             2,377,024      2,021,215
   MidCap Stock Account (Class 2)                                154,001        15.10             2,325,422      2,426,764
   Money Market Account (Class 2)                              4,437,007         1.00             4,437,007      4,437,007
   Mortgage Securities Account (Class 2)                         315,364        10.47             3,301,862      3,352,322
   Real Estate Securities Account (Class 2)                       72,353        19.06             1,379,040      2,005,226
   SAM Balanced Portfolio (Class 2)                            7,640,642        19.04           145,477,816    116,483,875
   SAM Conservative Balanced Portfolio (Class 2)               1,484,293        12.97            19,251,280     17,224,150
   SAM Conservative Growth Portfolio (Class 2)                 3,271,407        21.03            68,797,689     52,960,664
   SAM Flexible Income Portfolio (Class 2)                     3,102,355        14.26            44,239,577     41,796,808
   SAM Strategic Growth Portfolio (Class 2)                    1,295,699        23.77            30,798,767     24,320,646
   Short-Term Income Account (Class 2)                           943,315         2.49             2,348,855      2,406,940
   SmallCap Growth Account (Class 2)                              68,655        11.32               777,178        664,349
   SmallCap Value Account (Class 2)                               14,536        15.68               227,931        288,450
   West Coast Equity Account (Class 2)                           468,311        24.97            11,693,715      9,299,215

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series                93,629       $15.25          $  1,427,849   $  1,394,833
   Columbia Large Cap Value Fund, Variable Series                431,239        18.55             7,999,484      7,229,917
   Columbia Small Company Growth Fund, Variable Series           289,787        14.50             4,201,917      3,289,004

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series (Class A)         2,525,426       $11.14          $ 28,133,242   $ 26,756,512
   Columbia Marsico Focused Equities Fund, Variable Series
      (Class A)                                                3,734,517        22.87            85,408,402     62,282,378
   Columbia Marsico Growth Fund, Variable Series (Class A)       351,467        22.28             7,830,687      5,380,445
   Columbia Marsico 21st Century Fund, Variable Series
      (Class A)                                                  178,593        14.64             2,614,595      1,763,084
   Columbia Mid Cap Growth Fund, Variable Series (Class A)       254,476         8.69             2,211,393      1,856,187
   Columbia Marsico International Opportunities Fund,
      Variable Series (Class B)                                  368,021        25.23             9,285,181      5,780,610

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                             8,212,157       $18.39          $151,021,559   $123,580,754
   Global Growth Fund (Class 2)                               23,882,378        25.00           597,059,462    447,232,431
   Growth Fund (Class 2)                                      12,502,817        66.72           834,187,972    655,548,054
   Growth-Income Fund (Class 2)                               18,578,624        42.26           785,132,652    662,351,909
   Asset Allocation Fund (Class 3)                             3,854,811        18.50            71,314,007     65,828,012
   Cash Management Fund (Class 3)                              1,767,785        11.40            20,152,748     20,668,630
   Growth Fund (Class 3)                                       6,330,068        67.21           425,443,840    384,056,884
   Growth-Income Fund (Class 3)                                9,526,232        42.51           404,960,122    389,449,242
   High-Income Bond Fund (Class 3)                             2,374,008        11.65            27,657,188     32,838,522
   International Fund (Class 3)                                4,979,146        24.80           123,482,824     92,545,068
   U.S. Government/AAA-Rated Securities Fund (Class 3)         2,459,134        11.74            28,870,237     31,063,412

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                10,090,801       $27.91          $281,634,255   $267,925,232
   Mid Cap Value Portfolio                                     4,194,581        18.90            79,277,583     77,433,860

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF Portfolio                     460,251       $10.33          $  4,754,397   $  5,130,536
   BB&T Large Cap Growth VIF Portfolio                                --           --                    --             --
   BB&T Large Cap VIF Portfolio                                  282,991        13.71             3,879,807      4,503,856
   BB&T Mid Cap Growth VIF Portfolio                             235,847        18.29             4,313,645      3,807,317
   BB&T Special Opportunities Equity VIF Portfolio               638,796        16.03            10,239,903      9,913,543
   BB&T Total Return Bond VIF Portfolio                          838,902        10.02             8,405,798      8,214,059

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                       19       $11.08          $        209   $        212
   MTB Large Cap Value Fund II                                       214        11.58                 2,481          2,521
   MTB Managed Allocation Fund - Aggressive Growth II                 17        11.96                   207            208
   MTB Managed Allocation Fund - Conservative Growth II               20        10.43                   206            207
   MTB Managed Allocation Fund - Moderate Growth II                   19        10.81                   207            208

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                                             Government
                                                   Asset        Capital          and                       Natural
                                                Allocation    Appreciation  Quality Bond     Growth       Resources
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               ------------  -------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $  7,114,749  $   2,214,527  $  9,154,140  $  1,848,803  $  2,204,949
                                               ------------  -------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (3,969,453)   (10,136,321)   (3,743,076)   (4,143,600)   (3,019,074)
                                               ------------  -------------  ------------  ------------  ------------
Net investment income (loss)                      3,145,296     (7,921,794)    5,411,064    (2,294,797)     (814,125)
                                               ------------  -------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     62,060,817    181,224,661    60,692,111    86,205,604    47,947,016
   Cost of shares sold                          (51,748,089)  (153,184,567)  (60,723,111)  (82,781,654)  (21,883,707)
                                               ------------  -------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                  10,312,728     28,040,094       (31,000)    3,423,950    26,063,309
Realized gain distributions                       8,772,277     72,465,587             0    28,098,609     9,683,121
                                               ------------  -------------  ------------  ------------  ------------
Net realized gains (losses)                      19,085,005    100,505,681       (31,000)   31,522,559    35,746,430
                                               ------------  -------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           39,827,387     56,206,239    (2,511,972)   (1,261,333)   89,466,512
   End of period                                 35,283,545    114,895,010     3,048,339    (7,157,178)  117,238,247
                                               ------------  -------------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                 (4,543,842)    58,688,771     5,560,311    (5,895,845)   27,771,735
                                               ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $ 17,686,459  $ 151,272,658  $ 10,940,375  $ 23,331,917  $ 62,704,040
                                               ============  =============  ============  ============  ============

                                                                           Government
                                                  Asset        Capital         and                      Natural
                                               Allocation   Appreciation  Quality Bond     Growth      Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  ------------  ------------  ------------  -----------
Investment income:
   Dividends                                   $   494,987  $    288,602  $  4,127,107  $    414,213  $   417,764
                                               -----------  ------------  ------------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (292,445)   (2,032,243)   (1,774,568)   (1,159,971)    (655,046)
                                               -----------  ------------  ------------  ------------  -----------
Net investment income (loss)                       202,542    (1,743,641)    2,352,539      (745,758)    (237,282)
                                               -----------  ------------  ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,148,056    30,227,986    21,334,985    16,850,336   15,877,464
   Cost of shares sold                          (2,551,209)  (19,013,449)  (21,882,950)  (13,160,830)  (8,449,582)
                                               -----------  ------------  ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                    596,847    11,214,537      (547,965)    3,689,506    7,427,882
Realized gain distributions                        640,960    14,614,263             0     7,797,916    2,046,511
                                               -----------  ------------  ------------  ------------  -----------
Net realized gains (losses)                      1,237,807    25,828,800      (547,965)   11,487,422    9,474,393
                                               -----------  ------------  ------------  ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           2,806,320    39,306,534    (4,144,174)   14,000,343   15,105,797
   End of period                                 2,536,109    44,745,980      (995,216)    9,441,374   19,006,857
                                               -----------  ------------  ------------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (270,211)    5,439,446     3,148,958    (4,558,969)   3,901,060
                                               -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
   operations                                  $ 1,170,138  $ 29,524,605  $  4,953,532  $  6,182,695  $13,138,171
                                               ===========  ============  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                           Government
                                                  Asset        Capital         and                       Natural
                                                Allocation  Appreciation  Quality Bond     Growth       Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               -----------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $   831,699  $    719,459  $ 18,122,385  $  1,024,220  $  1,554,389
                                               -----------  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (513,800)   (7,550,827)   (7,480,710)   (3,290,974)   (2,492,819)
                                               -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                       317,899    (6,831,368)   10,641,675    (2,266,754)     (938,430)
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     4,994,721    63,978,473    36,916,552    21,100,344    27,546,429
   Cost of shares sold                          (4,429,497)  (46,607,742)  (37,307,185)  (18,390,888)  (18,491,680)
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                    565,224    17,370,731      (390,633)    2,709,456     9,054,749
Realized gain distributions                      1,111,925    55,667,584             0    22,778,681     8,210,288
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses)                      1,677,149    73,038,315      (390,633)   25,488,137    17,265,037
                                               -----------  ------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           2,547,444    79,163,078    (9,296,392)   19,228,053    25,467,708
   End of period                                 2,387,600   120,106,656     2,266,019    11,373,244    57,578,050
                                               -----------  ------------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (159,844)   40,943,578    11,562,411    (7,854,809)   32,110,342
                                               -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $ 1,835,204  $107,150,525  $ 21,813,453  $ 15,366,574  $ 48,436,949
                                               ===========  ============  ============  ============  ============


                                                Aggressive      Alliance                   Blue Chip     Capital
                                                  Growth         Growth       Balanced       Growth       Growth
                                                 Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                               ------------  -------------  ------------  -----------  -----------
Investment income:
   Dividends                                   $    521,004  $     206,784  $  2,928,221  $    55,964  $   158,274
                                               ------------  -------------  ------------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (1,462,925)    (7,008,375)   (1,629,174)    (259,110)    (217,235)
                                               ------------  -------------  ------------  -----------  -----------
Net investment income (loss)                       (941,921)    (6,801,591)    1,299,047     (203,146)     (58,961)
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     38,552,197    158,984,355    31,187,215    5,724,103    4,630,087
   Cost of shares sold                          (34,581,961)  (176,769,053)  (33,499,989)  (4,979,180)  (3,576,307)
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                   3,970,236    (17,784,698)   (2,312,774)     744,923    1,053,780
Realized gain distributions                               0              0             0            0            0
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses)                       3,970,236    (17,784,698)   (2,312,774)     744,923    1,053,780
                                               ------------  -------------  ------------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            4,125,812    (89,913,326)  (12,938,481)   1,177,785    2,448,793
   End of period                                  1,175,862     (9,607,225)   (7,621,232)   2,542,703    3,015,166
                                               ------------  -------------  ------------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (2,949,950)    80,306,101     5,317,249    1,364,918      566,373
                                               ------------  -------------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $     78,365  $  55,719,812  $  4,303,522  $ 1,906,695  $ 1,561,192
                                               ============  =============  ============  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                    Cash       Corporate    Davis Venture    "Dogs" of     Emerging
                                                 Management       Bond          Value       Wall Street     Markets
                                                 Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               -------------  ------------  -------------  ------------  ------------
Investment income:
   Dividends                                   $   6,065,887  $  5,826,010  $  10,725,146  $  1,058,601  $  2,650,834
                                               -------------  ------------  -------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (2,470,512)   (2,320,112)   (19,492,813)     (696,535)   (2,089,068)
                                               -------------  ------------  -------------  ------------  ------------
Net investment income (loss)                       3,595,375     3,505,898     (8,767,667)      362,066       561,766
                                               -------------  ------------  -------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     207,005,846    27,041,240    319,853,999    18,442,814    38,834,960
   Cost of shares sold                          (202,975,572)  (25,935,716)  (211,158,916)  (15,111,582)  (21,334,329)
                                               -------------  ------------  -------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                    4,030,274     1,105,524    108,695,083     3,331,232    17,500,631
Realized gain distributions                                0             0     53,501,933     2,462,997    17,698,061
                                               -------------  ------------  -------------  ------------  ------------
Net realized gains (losses)                        4,030,274     1,105,524    162,197,016     5,794,229    35,198,692
                                               -------------  ------------  -------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             1,503,913     4,234,601    439,047,104     9,868,115    48,841,908
   End of period                                  (1,531,788)    5,318,496    341,572,348     2,534,490    57,244,291
                                               -------------  ------------  -------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (3,035,701)    1,083,895    (97,474,756)   (7,333,625)    8,402,383
                                               -------------  ------------  -------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $   4,589,948  $  5,695,317  $  55,954,593  $ (1,177,330) $ 44,162,841
                                               =============  ============  =============  ============  ============

                                                   Equity      Fundamental                   Global         Growth
                                               Opportunities     Growth      Global Bond    Equities    Opportunities
                                                  Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                  (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -------------  ------------  ------------  ------------  -------------
Investment income:
   Dividends                                   $  1,531,716   $          0  $    388,546  $  1,977,898   $         0
                                               ------------   ------------  ------------  ------------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (1,440,630)    (1,711,388)   (1,007,840)   (2,593,659)     (313,349)
                                               ------------   ------------  ------------  ------------   -----------
Net investment income (loss)                         91,086     (1,711,388)     (619,294)     (615,761)     (313,349)
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     30,358,315     35,222,030    15,584,465    41,203,247     8,765,975
   Cost of shares sold                          (24,284,465)   (40,644,710)  (15,557,178)  (29,848,902)   (7,393,412)
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses) from securities
   transactions                                   6,073,850     (5,422,680)       27,287    11,354,345     1,372,563
Realized gain distributions                       8,697,077              0       298,578             0             0
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses)                      14,770,927     (5,422,680)      325,865    11,354,345     1,372,563
                                               ------------   ------------  ------------  ------------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           22,458,586    (25,981,736)   (1,771,186)   38,475,420     1,721,578
   End of period                                  6,685,061     (4,890,794)    4,593,766    44,593,715     4,260,422
                                               ------------   ------------  ------------  ------------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (15,773,525)    21,090,942     6,364,952     6,118,295     2,538,844
                                               ------------   ------------  ------------  ------------   -----------
Increase (decrease) in net assets from
   operations                                  $   (911,512)  $ 13,956,874  $  6,071,523  $ 16,856,879   $ 3,598,058
                                               ============   ============  ============  ============   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                            International
                                                               High-Yield    Diversified    International       Marsico
                                               Growth-Income      Bond         Equities    Growth & Income  Focused Growth
                                                 Portfolio      Portfolio     Portfolio       Portfolio        Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)       (Class 1)        (Class 1)
                                               -------------  ------------  -------------  ---------------  --------------
Investment income:
   Dividends                                   $   3,580,631  $ 11,029,361  $  2,949,971    $  3,462,292    $     99,175
                                               -------------  ------------  ------------    ------------    ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (6,220,809)   (2,396,729)   (2,233,584)     (3,430,394)       (828,262)
                                               -------------  ------------  ------------    ------------    ------------
Net investment income (loss)                      (2,640,178)    8,632,632       716,387          31,898        (729,087)
                                               -------------  ------------  ------------    ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     131,606,762    94,367,362    46,293,832      54,949,962      24,051,732
   Cost of shares sold                          (108,513,620)  (89,455,173)  (30,972,262)    (32,412,348)    (17,798,873)
                                               -------------  ------------  ------------    ------------    ------------
Net realized gains (losses) from securities
   transactions                                   23,093,142     4,912,189    15,321,570      22,537,614       6,252,859
Realized gain distributions                                0             0             0      25,026,488       2,484,131
                                               -------------  ------------  ------------    ------------    ------------
Net realized gains (losses)                       23,093,142     4,912,189    15,321,570      47,564,102       8,736,990
                                               -------------  ------------  ------------    ------------    ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            61,285,687    10,699,345    41,123,150      89,717,001      13,351,440
   End of period                                  78,570,174    (2,585,181)   43,535,604      55,295,269      11,307,538
                                               -------------  ------------  ------------    ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                  17,284,487   (13,284,526)    2,412,454     (34,421,732)     (2,043,902)
                                               -------------  ------------  ------------    ------------    ------------
Increase (decrease) in net assets from
   operations                                  $  37,737,451  $    260,295  $ 18,450,411    $ 13,174,268    $  5,964,001
                                               =============  ============  ============    ============    ============

                                                     MFS
                                                Massachusetts     MFS Total      Mid-Cap
                                               Investors Trust     Return        Growth      Real Estate   Technology
                                                  Portfolio       Portfolio     Portfolio     Portfolio    Portfolio
                                                  (Class 1)       (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               ---------------  ------------  ------------  ------------ ------------
Investment income:
   Dividends                                    $  1,440,061    $ 10,039,252  $    217,279  $  1,540,485  $         0
                                                ------------    ------------  ------------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (2,013,996)     (6,207,629)   (1,426,588)   (1,945,953)    (273,119)
                                                ------------    ------------  ------------  ------------  -----------
Net investment income (loss)                        (573,935)      3,831,623    (1,209,309)     (405,468)    (273,119)
                                                ------------    ------------  ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      35,970,364      86,860,959    35,937,298    58,674,632    6,744,084
   Cost of shares sold                           (31,042,781)    (72,722,010)  (38,302,139)  (37,961,202)  (6,498,927)
                                                ------------    ------------  ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                    4,927,583      14,138,949    (2,364,841)   20,713,430      245,157
Realized gain distributions                                0      17,839,707             0    16,177,251            0
                                                ------------    ------------  ------------  ------------  -----------
Net realized gains (losses)                        4,927,583      31,978,656    (2,364,841)   36,890,681      245,157
                                                ------------    ------------  ------------  ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            12,924,298      61,452,810   (16,658,157)   61,117,508     (697,862)
   End of period                                  20,095,034      37,458,077        33,075     6,304,736    2,236,647
                                                ------------    ------------  ------------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                   7,170,736     (23,994,733)   16,691,232   (54,812,772)   2,934,509
                                                ------------    ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
   operations                                   $ 11,524,384    $ 11,815,546  $ 13,117,082  $(18,327,559) $ 2,906,547
                                                ============    ============  ============  ============  ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                  Telecom      Worldwide    Aggressive    Alliance
                                                  Utility     High Income     Growth       Growth       Balanced
                                                 Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 1)     (Class 1)    (Class 2)     (Class 2)    (Class 2)
                                               ------------  ------------  -----------  ------------  -----------
Investment income:
   Dividends                                   $  1,121,026  $  3,010,739  $    57,411  $          0  $   459,707
                                               ------------  ------------  -----------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (599,362)     (737,468)    (205,714)     (956,475)    (269,473)
                                               ------------  ------------  -----------  ------------  -----------
Net investment income (loss)                        521,664     2,273,271     (148,303)     (956,475)     190,234
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     15,344,604    14,014,543    4,436,188    16,366,658    3,991,197
   Cost of shares sold                          (12,820,650)  (15,003,014)  (3,117,547)  (12,126,799)  (3,381,980)
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                   2,523,954      (988,471)   1,318,641     4,239,859      609,217
Realized gain distributions                               0             0            0             0            0
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses)                       2,523,954      (988,471)   1,318,641     4,239,859      609,217
                                               ------------  ------------  -----------  ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            3,127,569    (4,428,352)   3,318,228    13,734,994    2,257,734
   End of period                                  6,965,108    (3,824,634)   1,960,579    17,757,522    2,070,860
                                               ------------  ------------  -----------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  3,837,539       603,718   (1,357,649)    4,022,528     (186,874)
                                               ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
   operations                                  $  6,883,157  $  1,888,518  $  (187,311) $  7,305,912  $   612,577
                                               ============  ============  ===========  ============  ===========

                                                Blue Chip     Capital        Cash       Corporate
                                                  Growth       Growth     Management       Bond      Davis Venture
                                                Portfolio    Portfolio     Portfolio    Portfolio   Value Portfolio
                                                (Class 2)    (Class 2)     (Class 2)    (Class 2)      (Class 2)
                                               -----------  -----------  ------------  -----------  ---------------
Investment income:
   Dividends                                   $    18,365  $    58,151  $  2,014,153  $ 1,876,260   $  1,470,222
                                               -----------  -----------  ------------  -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (149,013)     (89,074)     (889,307)    (775,857)    (3,101,276)
                                               -----------  -----------  ------------  -----------   ------------
Net investment income (loss)                      (130,648)     (30,923)    1,124,846    1,100,403     (1,631,054)
                                               -----------  -----------  ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,900,009    1,807,534    60,336,091   10,238,746     38,880,383
   Cost of shares sold                          (2,236,824)  (1,209,007)  (59,047,329)  (9,928,498)   (24,245,174)
                                               -----------  -----------  ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions                                    663,185      598,527     1,288,762      310,248     14,635,209
Realized gain distributions                              0            0             0            0      8,601,420
                                               -----------  -----------  ------------  -----------   ------------
Net realized gains (losses)                        663,185      598,527     1,288,762      310,248     23,236,629
                                               -----------  -----------  ------------  -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           1,607,732    1,686,305       752,130      843,636     72,697,221
   End of period                                 2,162,369    1,743,487      (151,935)   1,232,515     59,117,981
                                               -----------  -----------  ------------  -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                   554,637       57,182      (904,065)     388,879    (13,579,240)
                                               -----------  -----------  ------------  -----------   ------------
Increase (decrease) in net assets from
   operations                                  $ 1,087,174  $   624,786  $  1,509,543  $ 1,799,530   $  8,026,335
                                               ===========  ===========  ============  ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                "Dogs" of     Emerging       Equity       Foreign    Fundamental
                                               Wall Street    Markets    Opportunities     Value        Growth
                                                Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -------------  -----------  -----------
Investment income:
   Dividends                                   $   370,495  $   521,224  $   259,758    $ 1,386,202  $         0
                                               -----------  -----------  -----------    -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (253,360)    (437,884)    (264,260)    (1,212,882)    (107,562)
                                               -----------  -----------  -----------    -----------  -----------
Net investment income (loss)                       117,135       83,340       (4,502)       173,320     (107,562)
                                               -----------  -----------  -----------    -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     5,470,662    9,533,332    4,736,617     16,046,553    1,737,223
   Cost of shares sold                          (4,415,266)  (5,963,532)  (3,534,576)    (9,472,647)  (1,355,276)
                                               -----------  -----------  -----------    -----------  -----------
Net realized gains (losses) from securities
   transactions                                  1,055,396    3,569,800    1,202,041      6,573,906      381,947
Realized gain distributions                        910,513    3,708,660    1,598,421      2,195,090            0
                                               -----------  -----------  -----------    -----------  -----------
Net realized gains (losses)                      1,965,909    7,278,460    2,800,462      8,768,996      381,947
                                               -----------  -----------  -----------    -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           3,640,181    6,979,626    4,771,317     28,343,128    1,327,545
   End of period                                 1,083,212    8,555,494    1,756,035     28,638,371    1,882,726
                                               -----------  -----------  -----------    -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (2,556,969)   1,575,868   (3,015,282)       295,243      555,181
                                               -----------  -----------  -----------    -----------  -----------
Increase (decrease) in net assets from
   operations                                  $  (473,925) $ 8,937,668  $  (219,322)   $ 9,237,559  $   829,566
                                               ===========  ===========  ===========    ===========  ===========

                                                               Global        Growth                     High-Yield
                                               Global Bond    Equities   Opportunities  Growth-Income      Bond
                                                Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 2)    (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                               -----------  -----------  -------------  -------------  ------------
Investment income:
   Dividends                                   $    69,387  $   210,865   $         0    $   241,061   $  2,506,599
                                               -----------  -----------   -----------    -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (258,609)    (301,961)     (137,140)      (489,108)      (562,867)
                                               -----------  -----------   -----------    -----------   ------------
Net investment income (loss)                      (189,222)     (91,096)     (137,140)      (248,047)     1,943,732
                                               -----------  -----------   -----------    -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,783,304    4,684,709     2,821,807      9,127,225     16,014,751
   Cost of shares sold                          (3,829,032)  (3,050,941)   (2,175,246)    (6,455,631)   (14,875,267)
                                               -----------  -----------   -----------    -----------   ------------
Net realized gains (losses) from securities
   transactions                                    (45,728)   1,633,768       646,561      2,671,594      1,139,484
Realized gain distributions                         72,515            0             0              0              0
                                               -----------  -----------   -----------    -----------   ------------
Net realized gains (losses)                         26,787    1,633,768       646,561      2,671,594      1,139,484
                                               -----------  -----------   -----------    -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (770,541)   5,583,119     1,521,206      8,218,764      3,684,778
   End of period                                   911,401    5,845,737     2,512,938      8,558,053        541,254
                                               -----------  -----------   -----------    -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                 1,681,942      262,618       991,732        339,289     (3,143,524)
                                               -----------  -----------   -----------    -----------   ------------
Increase (decrease) in net assets from
   operations                                  $ 1,519,507  $ 1,805,290   $ 1,501,153    $ 2,762,836   $    (60,308)
                                               ===========  ===========   ===========    ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               International                                           MFS
                                                Diversified    International                      Massachusetts
                                                  Equities    Growth & Income   Marsico Focused  Investors Trust  MFS Total Return
                                                 Portfolio       Portfolio     Growth Portfolio     Portfolio         Portfolio
                                                 (Class 2)       (Class 2)         (Class 2)        (Class 2)         (Class 2)
                                               -------------  ---------------  ----------------  ---------------  ----------------
Investment income:
   Dividends                                    $ 1,155,832     $   563,132      $    26,652       $   251,020      $  3,110,705
                                                -----------     -----------      -----------       -----------      ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (923,682)       (608,747)        (668,910)         (388,371)       (2,016,368)
                                                -----------     -----------      -----------       -----------      ------------
Net investment income (loss)                        232,150         (45,615)        (642,258)         (137,351)        1,094,337
                                                -----------     -----------      -----------       -----------      ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     14,852,311      10,139,792       10,165,938         5,643,377        24,739,820
   Cost of shares sold                           (8,747,620)     (5,895,541)      (7,213,472)       (3,836,313)      (20,849,938)
                                                -----------     -----------      -----------       -----------      ------------
Net realized gains (losses) from securities
   transactions                                   6,104,691       4,244,251        2,952,466         1,807,064         3,889,882
Realized gain distributions                               0       4,415,925        2,086,488                 0         5,840,842
                                                -----------     -----------      -----------       -----------      ------------
Net realized gains (losses)                       6,104,691       8,660,176        5,038,954         1,807,064         9,730,724
                                                -----------     -----------      -----------       -----------      ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           21,313,855      16,019,442       11,136,820         7,366,719        18,623,674
   End of period                                 22,313,862       9,566,161       11,444,896         7,798,327        11,210,627
                                                -----------     -----------      -----------       -----------      ------------
Change in net unrealized appreciation
   (depreciation) of investments                  1,000,007      (6,453,281)         308,076           431,608        (7,413,047)
                                                -----------     -----------      -----------       -----------      ------------
Increase (decrease) in net assets from
   operations                                   $ 7,336,848     $ 2,161,280      $ 4,704,772       $ 2,101,321      $  3,412,014
                                                ===========     ===========      ===========       ===========      ============



                                               Mid-Cap Growth   Real Estate   Small & Mid Cap   Technology   Telecom Utility
                                                  Portfolio      Portfolio    Value Portfolio   Portfolio       Portfolio
                                                  (Class 2)      (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                               --------------  -------------  ---------------  ------------  ---------------
Investment income:
   Dividends                                    $    49,561    $    369,809    $    255,200    $         0     $   157,766
                                                -----------    ------------    ------------    -----------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (660,285)       (519,495)       (783,082)      (117,804)        (86,032)
                                                -----------    ------------    ------------    -----------     -----------
Net investment income (loss)                       (610,724)       (149,686)       (527,882)      (117,804)         71,734
                                                -----------    ------------    ------------    -----------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     11,867,285      13,667,788      13,143,054      3,013,222       2,778,033
   Cost of shares sold                           (8,859,746)     (9,549,122)    (10,088,055)    (2,571,805)     (2,103,364)
                                                -----------    ------------    ------------    -----------     -----------
Net realized gains (losses) from securities
   transactions                                   3,007,539       4,118,666       3,054,999        441,417         674,669
Realized gain distributions                               0       4,327,148       2,134,206              0               0
                                                -----------    ------------    ------------    -----------     -----------
Net realized gains (losses)                       3,007,539       8,445,814       5,189,205        441,417         674,669
                                                -----------    ------------    ------------    -----------     -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            7,677,170      12,814,984      10,547,295        493,030         911,014
   End of period                                 11,100,238        (449,745)      6,128,160      1,477,644       1,091,711
                                                -----------    ------------    ------------    -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                  3,423,068     (13,264,729)     (4,419,135)       984,614         180,697
                                                -----------    ------------    ------------    -----------     -----------
Increase (decrease) in net assets from
   operations                                   $ 5,819,883    $ (4,968,601)   $    242,188    $ 1,308,227     $   927,100
                                                ===========    ============    ============    ===========     ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                  Aggressive                    American Funds   American Funds
                                                Worldwide High      Growth    Alliance Growth  Asset Allocation   Global Growth
                                               Income Portfolio   Portfolio      Portfolio      SAST Portfolio   SAST Portfolio
                                                   (Class 2)      (Class 3)      (Class 3)         (Class 3)        (Class 3)
                                               ----------------  -----------  ---------------  ----------------  --------------
Investment income:
   Dividends                                     $   450,757     $    75,610   $          0      $   5,069         $        0
                                                 -----------     -----------   ------------      ---------         ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (110,599)       (305,524)    (3,679,566)       (126,055)         (437,298)
                                                 -----------     -----------   ------------      ---------         ----------
Net investment income (loss)                         340,158        (229,914)    (3,679,566)       (120,986)         (437,298)
                                                 -----------     -----------   ------------      ---------         ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       1,673,902       6,858,123     24,909,906         573,245           880,735
   Cost of shares sold                            (1,582,948)     (5,550,574)   (19,966,623)       (544,719)         (794,193)
                                                 -----------     -----------   ------------      ---------         ----------
Net realized gains (losses) from securities
   transactions                                       90,954       1,307,549      4,943,283          28,526            86,542
Realized gain distributions                                0               0              0              58                 0
                                                 -----------     -----------   ------------      ---------         ----------
Net realized gains (losses)                           90,954       1,307,549      4,943,283          28,584            86,542
                                                 -----------     -----------   ------------      ---------         ----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               299,763       2,435,444     24,184,623           5,935            46,969
   End of period                                     129,910         622,981     50,307,635         (67,036)        2,697,669
                                                 -----------     -----------   ------------      ---------         ----------
Change in net unrealized appreciation
   (depreciation) of investments                    (169,853)     (1,812,463)    26,123,012         (72,971)        2,650,700
                                                 -----------     -----------   ------------      ---------         ----------
Increase (decrease) in net assets from
   operations                                    $   261,259     $  (734,828)  $ 27,386,729       $(165,373)       $2,299,944
                                                 ===========     ===========   ============       =========        ==========

                                               American Funds  American Funds
                                                 Growth SAST    Growth-Income                      Blue Chip Growth  Capital Growth
                                                  Portfolio    SAST Portfolio  Balanced Portfolio      Portfolio        Portfolio
                                                  (Class 3)       (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                               --------------  --------------  ------------------  ----------------  --------------
Investment income:
   Dividends                                    $     7,348     $    13,741       $   470,898        $    19,361      $   234,869
                                                -----------     -----------       -----------        -----------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (541,574)       (529,127)         (265,487)          (221,256)        (233,513)
                                                -----------     -----------       -----------        -----------      -----------
Net investment income (loss)                       (534,226)       (515,386)          205,411           (201,895)           1,356
                                                -----------     -----------       -----------        -----------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      1,122,424         419,326         3,696,388          4,155,158        2,114,693
   Cost of shares sold                           (1,029,651)       (399,069)       (3,247,280)        (3,465,331)      (1,769,391)
                                                -----------     -----------       -----------        -----------      -----------
Net realized gains (losses) from securities
   transactions                                      92,773          20,257           449,108            689,827          345,302
Realized gain distributions                             879           1,014                 0                  0                0
                                                -----------     -----------       -----------        -----------      -----------
Net realized gains (losses)                          93,652          21,271           449,108            689,827          345,302
                                                -----------     -----------       -----------        -----------      -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               14,335          15,022         1,479,523          1,204,413          412,551
   End of period                                  1,008,632      (1,440,363)        1,373,252          2,161,457          874,524
                                                -----------     -----------       -----------        -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                    994,297      (1,455,385)         (106,271)           957,044          461,973
                                                -----------     -----------       -----------        -----------      -----------
Increase (decrease) in net assets from
   operations                                   $   553,723     $(1,949,500)      $   548,248        $ 1,444,976      $   808,631
                                                ===========     ===========       ===========        ===========      ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                    Cash        Corporate
                                                 Management       Bond       Davis Venture    "Dogs" of Wall   Emerging Markets
                                                 Portfolio      Portfolio   Value Portfolio  Street Portfolio      Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)        (Class 3)          (Class 3)
                                               -------------  ------------  ---------------  ----------------  ----------------
Investment income:
   Dividends                                   $   7,730,763  $ 12,300,280   $  4,589,546      $   438,399       $  2,385,268
                                               -------------  ------------   ------------      -----------       ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (3,246,055)   (4,637,684)   (10,270,310)        (301,750)        (1,913,061)
                                               -------------  ------------   ------------      -----------       ------------
Net investment income (loss)                       4,484,708     7,662,596     (5,680,764)         136,649            472,207
                                               -------------  ------------   ------------      -----------       ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     160,282,215    14,664,152     38,874,610        6,168,969         19,579,490
   Cost of shares sold                          (156,249,412)  (14,506,527)   (30,352,382)      (5,451,196)       (14,488,068)
                                               -------------  ------------   ------------      -----------       ------------
Net realized gains (losses) from securities
   transactions                                    4,032,803       157,625      8,522,228          717,773          5,091,422
Realized gain distributions                                0             0     30,173,377        1,117,996         17,656,091
                                               -------------  ------------   ------------      -----------       ------------
Net realized gains (losses)                        4,032,803       157,625     38,695,605        1,835,769         22,747,513
                                               -------------  ------------   ------------      -----------       ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             2,297,213      (670,853)   115,924,826        2,307,680          9,423,594
   End of period                                  (1,064,386)    2,300,031    104,106,485         (351,286)        23,842,205
                                               -------------  ------------   ------------      -----------       ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (3,361,599)    2,970,884    (11,818,341)      (2,658,966)        14,418,611
                                               -------------  ------------   ------------      -----------       ------------
Increase (decrease) in net assets from
   operations                                  $   5,155,912  $ 10,791,105   $ 21,196,500      $  (686,548)      $ 37,638,331
                                               =============  ============   ============      ===========       ============

                                                   Equity
                                               Opportunities  Foreign Value     Fundamental     Global Bond   Global Equities
                                                 Portfolio      Portfolio    Growth Portfolio    Portfolio       Portfolio
                                                 (Class 3)      (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                               -------------  -------------  ----------------  -------------  ---------------
Investment income:
   Dividends                                    $   923,395   $  7,615,465     $         0     $    219,277     $   355,607
                                                -----------   ------------     -----------     ------------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (963,695)    (6,888,604)       (356,626)        (941,759)       (520,215)
                                                -----------   ------------     -----------     ------------     -----------
Net investment income (loss)                        (40,300)       726,861        (356,626)        (722,482)       (164,608)
                                                -----------   ------------     -----------     ------------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      9,930,667     59,333,763       3,401,924       10,378,649       6,578,484
   Cost of shares sold                           (8,420,148)   (39,544,826)     (2,878,855)     (10,516,967)     (4,842,420)
                                                -----------   ------------     -----------     ------------     -----------
Net realized gains (losses) from securities
   transactions                                   1,510,519     19,788,937         523,069         (138,318)      1,736,064
Realized gain distributions                       6,008,725     12,620,783               0          293,927               0
                                                -----------   ------------     -----------     ------------     -----------
Net realized gains (losses)                       7,519,244     32,409,720         523,069          155,609       1,736,064
                                                -----------   ------------     -----------     ------------     -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           10,269,795    115,464,654         588,793       (3,038,471)      6,124,651
   End of period                                  1,777,189    131,214,726       3,574,158        3,540,418       7,307,404
                                                -----------   ------------     -----------     ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (8,492,606)    15,750,072       2,985,365        6,578,889       1,182,753
                                                -----------   ------------     -----------     ------------     -----------
Increase (decrease) in net assets from
   operations                                   $(1,013,662)  $ 48,886,653     $ 3,151,808     $  6,012,016     $ 2,754,209
                                                ===========   ============     ===========     ============     ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                              International
                                                   Growth                                      Diversified    International
                                               Opportunities  Growth-Income  High-Yield Bond     Equities    Growth & Income
                                                 Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                               -------------  -------------  ---------------  -------------  ---------------
Investment income:
   Dividends                                    $         0    $   176,694    $  6,350,053    $  5,876,376    $  2,861,071
                                                -----------    -----------    ------------    ------------    ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (656,098)      (372,333)     (1,373,434)     (4,666,117)     (2,770,988)
                                                -----------    -----------    ------------    ------------    ------------
Net investment income (loss)                       (656,098)      (195,639)      4,976,619       1,210,259          90,083
                                                -----------    -----------    ------------    ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      5,711,845      5,453,719      33,716,933      26,718,025      12,281,093
   Cost of shares sold                           (4,720,920)    (4,328,706)    (32,868,189)    (17,905,017)     (9,392,826)
                                                -----------    -----------    ------------    ------------    ------------
Net realized gains (losses) from securities
   transactions                                     990,925      1,125,013         848,744       8,813,008       2,888,267
Realized gain distributions                               0              0               0               0      23,688,346
                                                -----------    -----------    ------------    ------------    ------------
Net realized gains (losses)                         990,925      1,125,013         848,744       8,813,008      26,576,613
                                                -----------    -----------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,723,844      3,642,700       3,143,584      68,983,755      25,685,285
   End of period                                  8,495,519      4,671,433      (3,071,872)     93,705,973       3,782,645
                                                -----------    -----------    ------------    ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                  6,771,675      1,028,733      (6,215,456)     24,722,218     (21,902,640)
                                                -----------    -----------    ------------    ------------    ------------
Increase (decrease) in net assets from
   operations                                   $ 7,106,502    $ 1,958,107    $   (390,093)   $ 34,745,485    $  4,764,056
                                                ===========    ===========    ============    ============    ============

                                                                 MFS Massachusetts
                                                Marsico Focused   Investors Trust   MFS Total Return  Mid-Cap Growth   Real Estate
                                               Growth Portfolio      Portfolio          Portfolio        Portfolio      Portfolio
                                                   (Class 3)         (Class 3)          (Class 3)        (Class 3)      (Class 3)
                                               ----------------  -----------------  ----------------  --------------  ------------
Investment income:
   Dividends                                     $         0        $   509,957       $  7,726,382     $     31,236   $  1,639,874
                                                 -----------        -----------       ------------     ------------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (645,069)          (859,595)        (4,993,688)      (1,334,693)    (2,030,843)
                                                 -----------        -----------       ------------     ------------   ------------
Net investment income (loss)                        (645,069)          (349,638)         2,732,694       (1,303,457)      (390,969)
                                                 -----------        -----------       ------------     ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       7,145,874          9,159,170         26,252,887       15,465,622     17,535,912
   Cost of shares sold                            (5,789,100)        (6,730,934)       (24,230,798)     (12,238,006)   (15,852,337)
                                                 -----------        -----------       ------------     ------------   ------------
Net realized gains (losses) from securities
   transactions                                    1,356,774          2,428,236          2,022,089        3,227,616      1,683,575
Realized gain distributions                        2,156,263                  0         15,167,407                0     20,673,192
                                                 -----------        -----------       ------------     ------------   ------------
Net realized gains (losses)                        3,513,037          2,428,236         17,189,496        3,227,616     22,356,767
                                                 -----------        -----------       ------------     ------------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             5,768,580         12,134,902         18,360,455       10,385,848     17,067,666
   End of period                                   7,407,945         14,521,406          4,556,455       19,564,747    (28,253,864)
                                                 -----------        -----------       ------------     ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                   1,639,365          2,386,504        (13,804,000)       9,178,899    (45,321,530)
                                                 -----------        -----------       ------------     ------------   ------------
Increase (decrease) in net assets from
   operations                                    $ 4,507,333        $ 4,465,102       $  6,118,190     $ 11,103,058   $(23,355,732)
                                                 ===========        ===========       ============     ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                               Small & Mid Cap   Small Company   Technology   Telecom Utility   Worldwide High
                                               Value Portfolio  Value Portfolio  Portfolio       Portfolio     Income Portfolio
                                                  (Class 3)        (Class 3)     (Class 3)       (Class 3)         (Class 3)
                                               ---------------  ---------------  -----------  ---------------  ----------------
Investment income:
   Dividends                                    $  1,329,023      $         0    $         0    $   134,372      $   205,237
                                                ------------      -----------    -----------    -----------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (4,656,208)        (700,163)      (242,466)       (52,765)         (39,130)
                                                ------------      -----------    -----------    -----------      -----------
Net investment income (loss)                      (3,327,185)        (700,163)      (242,466)        81,607          166,107
                                                ------------      -----------    -----------    -----------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      32,726,517        2,472,926      4,810,242      1,328,156        1,113,001
   Cost of shares sold                           (27,346,789)      (2,395,737)    (4,212,484)    (1,142,962)      (1,121,864)
                                                ------------      -----------    -----------    -----------      -----------
Net realized gains (losses) from securities
   transactions                                    5,379,728           77,189        597,758        185,194           (8,863)
Realized gain distributions                       13,400,445          759,778              0              0                0
                                                ------------      -----------    -----------    -----------      -----------
Net realized gains (losses)                       18,780,173          836,967        597,758        185,194           (8,863)
                                                ------------      -----------    -----------    -----------      -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            33,355,986          255,252        507,171        102,486           14,487
   End of period                                  13,722,180       (6,425,625)     2,595,254        344,235          (64,118)
                                                ------------      -----------    -----------    -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (19,633,806)      (6,680,877)     2,088,083        241,749          (78,605)
                                                ------------      -----------    -----------    -----------      -----------
Increase (decrease) in net assets from
   operations                                   $ (4,180,818)     $(6,544,073)   $ 2,443,375    $   508,550      $    78,639
                                                ============      ===========    ===========    ===========      ===========

                                                                                                         Diversified
                                                                   Growth and Income  Strategic Growth  International  Equity Income
                                               Comstock Portfolio      Portfolio          Portfolio        Account       Account I
                                                   (Class II)          (Class II)        (Class II)       (Class 1)      (Class 1)
                                               ------------------  -----------------  ----------------  -------------  -------------
Investment income:
   Dividends                                      $  5,953,468       $  6,898,201       $         0       $ 105,130    $    632,557
                                                  ------------       ------------       -----------       ---------    ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (5,803,239)        (8,210,449)         (441,843)        (64,445)       (929,995)
                                                  ------------       ------------       -----------       ---------    ------------
Net investment income (loss)                           150,229         (1,312,248)         (441,843)         40,685        (297,438)
                                                  ------------       ------------       -----------       ---------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        71,416,916         64,285,276         7,823,318         568,999       6,826,546
   Cost of shares sold                             (58,648,805)       (51,226,741)       (6,136,308)       (544,810)     (5,360,883)
                                                  ------------       ------------       -----------       ---------    ------------
Net realized gains (losses) from securities
   transactions                                     12,768,111         13,058,535         1,687,010          24,189       1,465,663
Realized gain distributions                          8,262,305         18,577,931                 0         867,414       2,941,693
                                                  ------------       ------------       -----------       ---------    ------------
Net realized gains (losses)                         21,030,416         31,636,466         1,687,010         891,603       4,407,356
                                                  ------------       ------------       -----------       ---------    ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              69,843,114         95,785,356         4,294,500         578,745      11,601,300
   End of period                                    36,145,903         68,932,190         6,867,727         206,159       9,812,583
                                                  ------------       ------------       -----------       ---------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                   (33,697,211)       (26,853,166)        2,573,227        (372,586)     (1,788,717)
                                                  ------------       ------------       -----------       ---------    ------------
Increase (decrease) in net assets from
   operations                                     $(12,516,566)      $  3,471,052       $ 3,818,394       $ 559,702    $  2,321,201
                                                  ============       ============       ===========       =========    ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                                               LargeCap Blend  MidCap Stock  Money Market
                                               Growth Account  Income Account      Account        Account       Account
                                                  (Class 1)       (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                               --------------  --------------  --------------  ------------  ------------
Investment income:
   Dividends                                     $   5,611      $ 1,039,537     $   176,022    $    70,033   $   212,905
                                                 ---------      -----------     -----------    -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (25,981)        (239,643)       (137,261)      (109,774)      (63,580)
                                                 ---------      -----------     -----------    -----------   -----------
Net investment income (loss)                       (20,370)         799,894          38,761        (39,741)      149,325
                                                 ---------      -----------     -----------    -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       186,009        2,330,659       1,356,619      1,509,573     3,091,429
   Cost of shares sold                            (130,995)      (2,402,821)     (1,032,625)    (1,312,817)   (3,091,429)
                                                 ---------      -----------     -----------    -----------   -----------
Net realized gains (losses) from securities
   transactions                                     55,014          (72,162)        323,994        196,756             0
Realized gain distributions                              0           24,290         316,894        497,053             0
                                                 ---------      -----------     -----------    -----------   -----------
Net realized gains (losses)                         55,014          (47,872)        640,888        693,809             0
                                                 ---------      -----------     -----------    -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             330,674          (98,906)      2,113,614      1,280,208             0
   End of period                                   641,682         (146,932)      1,760,259        (26,342)            0
                                                 ---------      -----------     -----------    -----------   -----------
Change in net unrealized appreciation
(depreciation) of investments                      311,008          (48,026)       (353,355)    (1,306,550)            0
                                                 ---------      -----------     -----------    -----------   -----------
Increase (decrease) in net assets from
   operations                                    $ 345,652      $   703,996     $   326,294    $  (652,482)  $   149,325
                                                 =========      ===========     ===========    ===========   ===========

                                                 Mortgage                                             SAM               SAM
                                                Securities      Real Estate     SAM Balanced     Conservative       Conservative
                                                 Account    Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio
                                                (Class 1)        (Class 1)        (Class 1)        (Class 1)          (Class 1)
                                               -----------  ------------------  ------------  ------------------  ----------------
Investment income:
   Dividends                                   $   570,790      $  66,322       $  4,736,547     $   597,920        $ 1,365,794
                                               -----------      ---------       ------------     -----------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (151,325)       (25,991)        (2,762,794)       (254,482)        (1,222,283)
                                               -----------      ---------       ------------     -----------        -----------
Net investment income (loss)                       419,465         40,331          1,973,753         343,438            143,511
                                               -----------      ---------       ------------     -----------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,905,957        584,597         25,268,726       2,380,494         10,678,892
   Cost of shares sold                          (3,031,450)      (859,447)       (19,360,805)     (2,026,210)        (7,416,724)
                                               -----------      ---------       ------------     -----------        -----------
Net realized gains (losses) from securities
   transactions                                   (125,493)      (274,850)         5,907,921         354,284          3,262,168
Realized gain distributions                              0        807,414                  0         223,172                  0
                                               -----------      ---------       ------------     -----------        -----------
Net realized gains (losses)                       (125,493)       532,564          5,907,921         577,456          3,262,168
                                               -----------      ---------       ------------     -----------        -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (343,382)       339,407         38,028,525       2,439,139         21,676,576
   End of period                                  (155,201)      (592,925)        42,725,162       2,541,661         24,261,831
                                               -----------      ---------       ------------     -----------        -----------
Change in net unrealized appreciation
(depreciation) of investments                      188,181       (932,332)         4,696,637         102,522          2,585,255
                                               -----------      ---------       ------------     -----------        -----------
Increase (decrease) in net assets from
   operations                                  $   482,153      $(359,437)      $ 12,578,311     $ 1,023,416        $ 5,990,934
                                               ===========      =========       ============     ===========        ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)


                                                 SAM Flexible      SAM Strategic   Short-Term Income  SmallCap Growth
                                               Income Portfolio  Growth Portfolio       Account           Account
                                                   (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                               ----------------  ----------------  -----------------  ---------------
Investment income:
   Dividends                                      $ 1,479,622       $   296,052        $ 174,169         $       0
                                                  -----------       -----------        ---------         ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (469,213)         (365,545)         (52,811)          (27,163)
                                                  -----------       -----------        ---------         ---------
Net investment income (loss)                        1,010,409           (69,493)         121,358           (27,163)
                                                  -----------       -----------        ---------         ---------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                        4,751,514         3,552,750          483,275           414,431
   Cost of shares sold                             (4,363,394)       (2,441,661)        (503,253)         (316,057)
                                                  -----------       -----------        ---------         ---------
Net realized gains (losses) from securities
   transactions                                       388,120         1,111,089          (19,978)           98,374
Realized gain distributions                           472,829                 0                0                 0
                                                  -----------       -----------        ---------         ---------
Net realized gains (losses)                           860,949         1,111,089          (19,978)           98,374
                                                  -----------       -----------        ---------         ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              2,868,666         6,561,001          (86,408)          352,806
   End of period                                    2,406,572         7,381,647          (89,321)          348,175
                                                  -----------       -----------        ---------         ---------
Change in net unrealized appreciation
   (depreciation) of investments                     (462,094)          820,646           (2,913)           (4,631)
                                                  -----------       -----------        ---------         ---------
Increase (decrease) in net assets from
   operations                                     $ 1,409,264       $ 1,862,242        $  98,467         $  66,580
                                                  ===========       ===========        =========         =========

                                                                                   Diversified
                                               SmallCap Value  West Coast Equity  International  Equity Income
                                                   Account          Account          Account        Account I
                                                  (Class 1)        (Class 1)        (Class 2)      (Class 2)
                                               --------------  -----------------  -------------  -------------
Investment income:
   Dividends                                      $  5,309        $   230,288      $   113,824    $   403,288
                                                  --------        -----------      -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (4,310)          (465,822)         (82,046)      (881,282)
                                                  --------        -----------      -----------    -----------
Net investment income (loss)                           999           (235,534)          31,778       (477,994)
                                                  --------        -----------      -----------    -----------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                        29,171          3,679,155        1,279,476      9,733,318
   Cost of shares sold                             (34,809)        (2,780,247)      (1,303,826)    (8,036,069)
                                                  --------        -----------      -----------    -----------
Net realized gains (losses) from securities
   transactions                                     (5,638)           898,908          (24,350)     1,697,249
Realized gain distributions                         51,494          1,067,075        1,094,142      2,563,544
                                                  --------        -----------      -----------    -----------
Net realized gains (losses)                         45,856          1,965,983        1,069,792      4,260,793
                                                  --------        -----------      -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               7,040          6,476,070          625,840      8,472,184
   End of period                                   (79,271)         6,965,367          128,307      6,356,499
                                                  --------        -----------      -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (86,311)           489,297         (497,533)    (2,115,685)
                                                  --------        -----------      -----------    -----------
Increase (decrease) in net assets from
   operations                                     $(39,456)       $ 2,219,746      $   604,037    $ 1,667,114
                                                  ========        ===========      ===========    ===========

                                               Growth Account  Income Account
                                                  (Class 2)       (Class 2)
                                               --------------  --------------
Investment income:
   Dividends                                      $       0    $   877,468
                                                  ---------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (15,918)      (225,056)
                                                  ---------    -----------
Net investment income (loss)                        (15,918)       652,412
                                                  ---------    -----------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                        286,205      4,870,257
   Cost of shares sold                             (201,594)    (5,038,721)
                                                  ---------    -----------
Net realized gains (losses) from securities
   transactions                                      84,611       (168,464)
Realized gain distributions                               0         21,342
                                                  ---------    -----------
Net realized gains (losses)                          84,611       (147,122)
                                                  ---------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              183,875       (303,152)
   End of period                                    308,169       (264,712)
                                                  ---------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                    124,294         38,440
                                                  ---------    -----------
Increase (decrease) in net assets from
   operations                                     $ 192,987    $   543,730
                                                  =========    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)

                                               LargeCap Blend  MidCap Stock  Money Market  Mortgage Securities      Real Estate
                                                   Account        Account       Account          Account        Securities Account
                                                  (Class 2)      (Class 2)     (Class 2)        (Class 2)            (Class 2)
                                               --------------  ------------  ------------  -------------------  ------------------
Investment income:
   Dividends                                     $    48,962    $    24,974   $   164,870      $   231,680          $    65,707
                                                 -----------    -----------   -----------      -----------          -----------
Expenses:
Charges for distribution, mortality and
   expense risk                                      (53,026)       (57,380)      (58,712)         (66,828)             (31,200)
                                                 -----------    -----------   -----------      -----------          -----------
Net investment income (loss)                          (4,064)       (32,406)      106,158          164,852               34,507
                                                 -----------    -----------   -----------      -----------          -----------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                       1,509,958      1,627,742     8,673,059        2,098,240              773,571
   Cost of shares sold                            (1,220,578)    (1,481,795)   (8,673,059)      (2,194,569)          (1,168,398)
                                                 -----------    -----------   -----------      -----------          -----------
Net realized gains (losses) from securities
   transactions                                      289,380        145,947             0          (96,329)            (394,827)
Realized gain distributions                          115,875        249,782             0                0              912,628
                                                 -----------    -----------   -----------      -----------          -----------
Net realized gains (losses)                          405,255        395,729             0          (96,329)             517,801
                                                 -----------    -----------   -----------      -----------          -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               631,498        539,214             0         (143,415)             320,947
   End of period                                     355,809       (101,342)            0          (50,460)            (626,186)
                                                 -----------    -----------   -----------      -----------          -----------
Change in net unrealized appreciation
   (depreciation) of investments                    (275,689)      (640,556)            0           92,955             (947,133)
                                                 -----------    -----------   -----------      -----------          -----------
Increase (decrease) in net assets from
   operations                                    $   125,502    $  (277,233)  $   106,158      $   161,478          $  (394,825)
                                                 ===========    ===========   ===========      ===========          ===========

                                               SAM Balanced   SAM Conservative   SAM Conservative
                                                 Portfolio   Balanced Portfolio  Growth Portfolio
                                                (Class 2)         (Class 2)          (Class 2)
                                               ------------  ------------------  ----------------
Investment income:
   Dividends                                   $  3,641,700      $   679,494       $  1,099,582
                                               ------------      -----------       ------------
Expenses:
Charges for distribution, mortality and
   expense risk                                  (2,505,793)        (337,383)        (1,200,541)
                                               ------------      -----------       ------------
Net investment income (loss)                      1,135,907          342,111           (100,959)
                                               ------------      -----------       ------------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                     44,459,551        8,038,662         18,747,406
   Cost of shares sold                          (35,379,607)      (7,146,674)       (14,290,403)
                                               ------------      -----------       ------------
Net realized gains (losses) from securities
   transactions                                   9,079,944          891,988          4,457,003
Realized gain distributions                               0          273,527                  0
                                               ------------      -----------       ------------
Net realized gains (losses)                       9,079,944        1,165,515          4,457,003
                                               ------------      -----------       ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           28,917,287        2,340,163         14,861,439
   End of period                                 28,993,941        2,027,130         15,837,025
                                               ------------      -----------       ------------
Change in net unrealized appreciation
   (depreciation) of investments                     76,654         (313,033)           975,586
                                               ------------      -----------       ------------
Increase (decrease) in net assets from
   operations                                  $ 10,292,505      $ 1,194,593       $  5,331,630
                                               ============      ===========       ============

                                                 SAM Flexible      SAM Strategic
                                               Income Portfolio  Growth Portfolio
                                                   (Class 2)         (Class 2)
                                               ----------------  ----------------
Investment income:
   Dividends                                     $  2,218,146      $   280,616
                                                 ------------      -----------
Expenses:
Charges for distribution, mortality and
   expense risk                                      (774,511)        (488,446)
                                                 ------------      -----------
Net investment income (loss)                        1,443,635         (207,830)
                                                 ------------      -----------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                       16,308,861        5,473,177
   Cost of shares sold                            (15,291,051)      (4,208,550)
                                                 ------------      -----------
Net realized gains (losses) from securities
   transactions                                     1,017,810        1,264,627
Realized gain distributions                           748,519                0
                                                 ------------      -----------
Net realized gains (losses)                         1,766,329        1,264,627
                                                 ------------      -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              3,594,852        5,348,143
   End of period                                    2,442,769        6,478,121
                                                 ------------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (1,152,083)       1,129,978
                                                 ------------      -----------
Increase (decrease) in net assets from
   operations                                    $  2,057,881      $ 2,186,775
                                                 ============      ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               Short-Term Income  SmallCap Growth  SmallCap Value  West Coast Equity
                                                    Account           Account          Account          Account
                                                   (Class 2)         (Class 2)        (Class 2)        (Class 2)
                                               -----------------  ---------------  --------------  -----------------
Investment income:
   Dividends                                      $   136,428        $       0        $  5,114        $    66,550
                                                  -----------        ---------        --------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                    (44,039)         (14,977)         (3,906)          (214,999)
                                                  -----------        ---------        --------        -----------
Net investment income (loss)                           92,389          (14,977)          1,208           (148,449)
                                                  -----------        ---------        --------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        1,375,521          341,832          77,197          4,437,647
   Cost of shares sold                             (1,416,174)        (272,554)        (90,301)        (3,487,241)
                                                  -----------        ---------        --------        -----------
Net realized gains (losses) from securities
   transactions                                       (40,653)          69,278         (13,104)           950,406
Realized gain distributions                                 0                0          52,545            479,539
                                                  -----------        ---------        --------        -----------
Net realized gains (losses)                           (40,653)          69,278          39,441          1,429,945
                                                  -----------        ---------        --------        -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                (78,751)         126,945           9,798          2,773,133
   End of period                                      (58,085)         112,829         (60,519)         2,394,500
                                                  -----------        ---------        --------        -----------
Change in net unrealized appreciation
   (depreciation) of investments                       20,666          (14,116)        (70,317)          (378,633)
                                                  -----------        ---------        --------        -----------
Increase (decrease) in net assets from
   operations                                     $    72,402        $  40,185        $(29,668)       $   902,863
                                                  ===========        =========        ========        ===========

                                                                                   Columbia Small
                                                Columbia Asset    Columbia Large   Company Growth   Columbia High
                                               Allocation Fund,  Cap Value Fund,   Fund, Variable    Yield Fund,
                                               Variable Series   Variable Series       Series      Variable Series
                                                   (Class A)        (Class A)        (Class A)        (Class A)
                                               ----------------  ---------------  ---------------  ---------------
Investment income:
   Dividends                                     $  40,213          $  115,758       $       0       $ 1,547,861
                                                 ---------          ----------       ---------       -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (21,906)           (124,649)        (66,958)         (485,294)
                                                 ---------          ----------       ---------       -----------
Net investment income (loss)                        18,307              (8,891)        (66,958)        1,062,567
                                                 ---------          ----------       ---------       -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       129,026             910,613         497,469         7,579,826
   Cost of shares sold                            (123,067)           (738,579)       (397,638)       (6,972,897)
                                                 ---------          ----------       ---------       -----------
Net realized gains (losses) from securities
   transactions                                      5,959             172,034          99,831           606,929
Realized gain distributions                        134,226             551,369               0                 0
                                                 ---------          ----------       ---------       -----------
Net realized gains (losses)                        140,185             723,403          99,831           606,929
                                                 ---------          ----------       ---------       -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              92,030           1,385,858         479,579         2,993,820
   End of period                                    33,016             769,567         912,913         1,376,730
                                                 ---------          ----------       ---------       -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (59,014)           (616,291)        433,334        (1,617,090)
                                                 ---------          ----------       ---------       -----------
Increase (decrease) in net assets from
   operations                                    $  99,478          $   98,221       $ 466,207       $    52,406
                                                 =========          ==========       =========       ===========

                                               Columbia Marsico
                                               Focused Equities  Columbia Marsico
                                                Fund, Variable     Growth Fund,
                                                    Series        Variable Series
                                                   (Class A)         (Class A)
                                               ----------------  ----------------
Investment income:
   Dividends                                    $     96,816       $    5,766
                                                ------------       ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (1,347,806)        (114,029)
                                                ------------       ----------
Net investment income (loss)                      (1,250,990)        (108,263)
                                                ------------       ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      15,620,705          787,866
   Cost of shares sold                           (11,463,657)        (547,769)
                                                ------------       ----------
Net realized gains (losses) from securities
   transactions                                    4,157,048          240,097
Realized gain distributions                                0                0
                                                ------------       ----------
Net realized gains (losses)                        4,157,048          240,097
                                                ------------       ----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            16,684,974        1,519,574
   End of period                                  23,126,024        2,450,242
                                                ------------       ----------
Change in net unrealized appreciation
   (depreciation) of investments                   6,441,050          930,668
                                                ------------       ----------
Increase (decrease) in net assets from
   operations                                   $  9,347,108       $1,062,502
                                                ============       ==========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)

                                                                                     Columbia Marsico
                                                                                       International
                                                Columbia Marsico   Columbia Mid Cap    Opportunities
                                               21st Century Fund,    Growth Fund,     Fund, Variable   Asset Allocation
                                                 Variable Series   Variable Series        Series             Fund
                                                    (Class A)          (Class A)         (Class B)         (Class 2)
                                               ------------------  ----------------  ----------------  ----------------
Investment income:
   Dividends                                        $  11,955          $   2,532        $    9,366       $  3,315,461
                                                    ---------          ---------        ----------       ------------
Expenses:
Charges for distribution, mortality and
   expense risk                                       (37,324)           (35,940)         (133,570)        (2,385,884)
                                                    ---------          ---------        ----------       ------------
Net investment income (loss)                          (25,369)           (33,408)         (124,204)           929,577
                                                    ---------          ---------        ----------       ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                          219,645            399,677           943,501         20,972,709
   Cost of shares sold                               (136,001)          (311,769)         (585,400)       (16,028,357)
                                                    ---------          ---------        ----------       ------------
Net realized gains (losses) from securities
   transactions                                        83,644             87,908           358,101          4,944,352
Realized gain distributions                           119,751            430,218           340,836          5,194,326
                                                    ---------          ---------        ----------       ------------
Net realized gains (losses)                           203,395            518,126           698,937         10,138,678
                                                    ---------          ---------        ----------       ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                655,566            463,620         2,647,275         31,031,904
   End of period                                      851,511            355,206         3,504,571         27,440,805
                                                    ---------          ---------        ----------       ------------
Change in net unrealized appreciation
   (depreciation) of investments                      195,945           (108,414)          857,296         (3,591,099)
                                                    ---------          ---------        ----------       ------------
Increase (decrease) in net assets from
   operations                                       $ 373,971          $ 376,304        $1,432,029       $  7,477,156
                                                    =========          =========        ==========       ============

                                               Global Growth                 Growth-Income  Asset Allocation
                                                    Fund       Growth Fund        Fund            Fund
                                                 (Class 2)      (Class 2)      (Class 2)        (Class 3)
                                               -------------  -------------  -------------  ----------------
Investment income:
   Dividends                                    $ 15,705,402   $  6,505,693   $ 12,181,150    $  1,589,736
                                                ------------   ------------   ------------    ------------
Expenses:
Charges for distribution, mortality and
   expense risk                                   (9,138,303)   (13,380,846)   (12,905,318)       (980,962)
                                                ------------   ------------   ------------    ------------
Net investment income (loss)                       6,567,099     (6,875,153)      (724,168)        608,774
                                                ------------   ------------   ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      68,077,258    116,910,106    103,141,868      12,996,067
   Cost of shares sold                           (48,157,179)   (85,731,260)   (80,603,531)    (11,494,050)
                                                ------------   ------------   ------------    ------------
Net realized gains (losses) from securities
   transactions                                   19,920,079     31,178,846     22,538,337       1,502,017
Realized gain distributions                       23,878,359     58,573,675     26,988,377       2,459,252
                                                ------------   ------------   ------------    ------------
Net realized gains (losses)                       43,798,438     89,752,521     49,526,714       3,961,269
                                                ------------   ------------   ------------    ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           129,525,813    176,233,451    143,255,371       6,107,324
   End of period                                 149,827,031    178,639,918    122,780,743       5,485,995
                                                ------------   ------------   ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                  20,301,218      2,406,467    (20,474,628)       (621,329)
                                                ------------   ------------   ------------    ------------
Increase (decrease) in net assets from
   operations                                   $ 70,666,755   $ 85,283,835   $ 28,327,918    $  3,948,714
                                                ============   ============   ============    ============

                                               Cash Management
                                                     Fund        Growth Fund
                                                  (Class 3)       (Class 3)
                                               ---------------  ------------
Investment income:
   Dividends                                     $  1,299,437   $  3,514,412
                                                 ------------   ------------
Expenses:
Charges for distribution, mortality and
   expense risk                                      (242,497)    (5,813,017)
                                                 ------------   ------------
Net investment income (loss)                        1,056,940     (2,298,605)
                                                 ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       19,459,082     82,737,139
   Cost of shares sold                            (19,022,757)   (73,793,391)
                                                 ------------   ------------
Net realized gains (losses) from securities
   transactions                                       436,325      8,943,748
Realized gain distributions                                 0     30,094,816
                                                 ------------   ------------
Net realized gains (losses)                           436,325     39,038,564
                                                 ------------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                340,198     31,117,347
   End of period                                     (515,882)    41,386,956
                                                 ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                     (856,080)    10,269,609
                                                 ------------   ------------
Increase (decrease) in net assets from
   operations                                    $    637,185   $ 47,009,568
                                                 ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)

                                                                                                          U.S.
                                                                                                     Government/AAA-
                                               Growth-Income  High-Income Bond                      Rated Securities
                                                    Fund            Fund        International Fund        Fund
                                                 (Class 3)        (Class 3)          (Class 3)          (Class 3)
                                               -------------  ----------------  ------------------  ----------------
Investment income:
   Dividends                                    $  6,560,514     $ 3,322,521       $  1,795,347        $ 2,187,495
                                                ------------     -----------       ------------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (5,787,527)       (410,894)        (1,599,134)          (391,994)
                                                ------------     -----------       ------------        -----------
Net investment income (loss)                         772,987       2,911,627            196,213          1,795,501
                                                ------------     -----------       ------------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      77,599,458       8,971,623         22,591,087          8,999,464
   Cost of shares sold                           (71,745,725)     (9,888,924)       (17,336,056)        (9,823,278)
                                                ------------     -----------       ------------        -----------
Net realized gains (losses) from securities
   transactions                                    5,853,733        (917,301)         5,255,031           (823,814)
Realized gain distributions                       14,391,583               0          5,910,597                  0
                                                ------------     -----------       ------------        -----------
Net realized gains (losses)                       20,245,316        (917,301)        11,165,628           (823,814)
                                                ------------     -----------       ------------        -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            18,463,792      (3,354,153)        21,493,635         (2,727,397)
   End of period                                  15,510,880      (5,181,334)        30,937,756         (2,193,175)
                                                ------------     -----------       ------------        -----------
Change in net unrealized appreciation
(depreciation) of investments                     (2,952,912)     (1,827,181)         9,444,121            534,222
                                                ------------     -----------       ------------        -----------
Increase (decrease) in net assets from
   operations                                   $ 18,065,391     $   167,145       $ 20,805,962        $ 1,505,909
                                                ============     ===========       ============        ===========


                                                                                  BB&T Capital
                                               Growth and Income  Mid Cap Value  Manager Equity  BB&T Large Cap
                                                   Portfolio        Portfolio          VIF         Growth VIF
                                                   (Class VC)       (Class VC)      Portfolio     Portfolio (1)
                                               -----------------  -------------  --------------  --------------
Investment income:
   Dividends                                      $  3,456,630     $    362,045    $ 124,135        $     370
                                                  ------------     ------------    ---------        ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (4,072,506)      (1,461,991)     (68,272)            (424)
                                                  ------------     ------------    ---------        ---------
Net investment income (loss)                          (615,876)      (1,099,946)      55,863              (54)
                                                  ------------     ------------    ---------        ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        47,371,058       24,603,374      515,558          270,366
   Cost of shares sold                             (38,684,688)     (19,418,122)    (492,519)        (308,658)
                                                  ------------     ------------    ---------        ---------
Net realized gains (losses) from securities
   transactions                                      8,686,370        5,185,252       23,039          (38,292)
Realized gain distributions                         19,061,395       10,643,174      485,812           53,519
                                                  ------------     ------------    ---------        ---------
Net realized gains (losses)                         27,747,765       15,828,426      508,851           15,227
                                                  ------------     ------------    ---------        ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              36,946,253       16,499,282      200,268           10,167
   End of period                                    13,709,023        1,843,723     (376,139)               0
                                                  ------------     ------------    ---------        ---------
Change in net unrealized appreciation
(depreciation) of investments                      (23,237,230)     (14,655,559)    (576,407)         (10,167)
                                                  ------------     ------------    ---------        ---------
Increase (decrease) in net assets from
   operations                                     $  3,894,659     $     72,921    $ (11,693)       $   5,006
                                                  ============     ============    =========        =========

                                               BB&T Large Cap  BB&T Mid Cap
                                                     VIF        Growth VIF
                                                  Portfolio      Portfolio
                                               --------------  ------------
Investment income:
   Dividends                                      $  69,649      $      44
                                                  ---------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (53,781)       (54,390)
                                                  ---------      ---------
Net investment income (loss)                         15,868        (54,346)
                                                  ---------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        738,760        699,725
   Cost of shares sold                             (678,927)      (610,427)
                                                  ---------      ---------
Net realized gains (losses) from securities
   transactions                                      59,833         89,298
Realized gain distributions                         407,108        397,590
                                                  ---------      ---------
Net realized gains (losses)                         466,941        486,888
                                                  ---------      ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              169,457        (31,455)
   End of period                                   (624,049)       506,328
                                                  ---------      ---------
Change in net unrealized appreciation
(depreciation) of investments                      (793,506)       537,783
                                                  ---------      ---------
Increase (decrease) in net assets from
   operations                                     $(310,697)     $ 970,325
                                                  =========      =========

(1)  For the period from January 1, 2007 through February 12, 2007.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                BB&T Special
                                               Opportunities  BB&T Total Return  MTB Large Cap  MTB Large Cap
                                                 Equity VIF        Bond VIF          Growth         Value
                                                 Portfolio        Portfolio       Fund II (2)    Fund II (2)
                                               -------------  -----------------  -------------  -------------
Investment income:
   Dividends                                     $       0        $ 247,072           $ 1            $ 10
                                                 ---------        ---------           ---            ----
Expenses:
   Charges for distribution, mortality and
      expense risk                                (106,784)         (89,352)           (2)             (5)
                                                 ---------        ---------           ---            ----
Net investment income (loss)                      (106,784)         157,720            (1)              5
                                                 ---------        ---------           ---            ----
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       376,839          827,677             2               7
   Cost of shares sold                            (315,847)        (823,490)           (3)             (9)
                                                 ---------        ---------           ---            ----
Net realized gains (losses) from securities
   transactions                                     60,992            4,187            (1)             (2)
Realized gain distributions                        495,706                0            14              53
                                                 ---------        ---------           ---            ----
Net realized gains (losses)                        556,698            4,187            13              51
                                                 ---------        ---------           ---            ----
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             298,179           11,886             0               0
   End of period                                   326,360          191,739            (3)            (40)
                                                 ---------        ---------           ---            ----
Change in net unrealized appreciation
   (depreciation) of investments                    28,181          179,853            (3)            (40)
                                                 ---------        ---------           ---            ----
Increase (decrease) in net assets from
   operations                                    $ 478,095        $ 341,760           $ 9            $ 16
                                                 =========        =========           ===            ====

                                                 MTB Managed      MTB Managed      MTB Managed
                                               Allocation Fund  Allocation Fund  Allocation Fund
                                                 - Aggressive    - Conservative     - Moderate
                                                Growth II (2)    Growth II (2)    Growth II (2)
                                               ---------------  ---------------  ---------------
Investment income:
   Dividends                                         $ 6              $ 5            $ 4
                                                     ---              ---            ---
Expenses:
   Charges for distribution, mortality and
      expense risk                                    (2)              (2)            (2)
                                                     ---              ---            ---
Net investment income (loss)                           4                3              2
                                                     ---              ---            ---
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                           2                2              2
   Cost of shares sold                                (3)              (2)            (3)
                                                     ---              ---            ---
Net realized gains (losses) from securities
   transactions                                       (1)               0             (1)
Realized gain distributions                            6                4              6
                                                     ---              ---            ---
Net realized gains (losses)                            5                4              5
                                                     ---              ---            ---
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                 0                0              0
   End of period                                      (1)              (1)            (1)
                                                     ---              ---            ---
Change in net unrealized appreciation
   (depreciation) of investments                      (1)              (1)            (1)
                                                     ---              ---            ---
Increase (decrease) in net assets from
   operations                                        $ 8              $ 6            $ 6
                                                     ===              ===            ===

(2)  For the period from February 5, 2007 (inception) through December 31, 2007.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                   Asset        Capital     Government and
                                                Allocation    Appreciation   Quality Bond                     Natural Resources
                                                 Portfolio     Portfolio       Portfolio    Growth Portfolio      Portfolio
                                                 (Class 1)     (Class 1)       (Class 1)        (Class 1)         (Class 1)
                                               ------------  -------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  3,145,296  $  (7,921,794)  $  5,411,064     $ (2,294,797)     $   (814,125)
   Net realized gains (losses)                   19,085,005    100,505,681        (31,000)      31,522,559        35,746,430
   Change in net unrealized appreciation
      (depreciation) of investments              (4,543,842)    58,688,771      5,560,311       (5,895,845)       27,771,735
                                               ------------  -------------   ------------     ------------      ------------
      Increase (decrease) in net assets from
         operations                              17,686,459    151,272,658     10,940,375       23,331,917        62,704,040
                                               ------------  -------------   ------------     ------------      ------------
From capital transactions:
   Net proceeds from units sold                   1,341,204      3,541,596        651,538        1,354,326           719,969
   Cost of units redeemed                       (53,745,159)  (130,879,686)   (51,055,937)     (50,289,833)      (33,591,535)
   Net transfers                                 (4,201,699)   (24,331,121)    14,919,571      (17,185,344)          982,365
   Contract maintenance charge                      (90,670)      (242,986)       (75,352)         (89,969)          (49,347)
                                               ------------  -------------   ------------     ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                   (56,696,324)  (151,912,197)   (35,560,180)     (66,210,820)      (31,938,548)
                                               ------------  -------------   ------------     ------------      ------------
Increase (decrease) in net assets               (39,009,865)      (639,539)   (24,619,805)     (42,878,903)       30,765,492
Net assets at beginning of period               278,843,708    668,822,485    259,295,419      286,915,866       184,183,331
                                               ------------  -------------   ------------     ------------      ------------
Net assets at end of period                    $239,833,843  $ 668,182,946   $234,675,614     $244,036,963      $214,948,823
                                               ============  =============   ============     ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        50,731         74,492         37,009           37,384            12,219
   Units redeemed                                (2,036,760)    (2,724,870)    (2,900,878)      (1,369,190)         (586,023)
   Units transferred                               (159,066)      (561,417)       847,929         (477,139)          (13,846)
                                               ------------  -------------   ------------     ------------      ------------
Increase (decrease) in units outstanding         (2,145,095)    (3,211,795)    (2,015,940)      (1,808,945)         (587,650)
Beginning units                                  11,018,438     15,756,681     15,018,602        8,365,889         3,796,380
                                               ------------  -------------   ------------     ------------      ------------
Ending units                                      8,873,343     12,544,886     13,002,662        6,556,944         3,208,730
                                               ============  =============   ============     ============      ============

                                                                    Capital    Government and
                                               Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                                   Portfolio       Portfolio      Portfolio    Growth Portfolio      Portfolio
                                                   (Class 2)       (Class 2)      (Class 2)        (Class 2)         (Class 2)
                                               ----------------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   202,542     $ (1,743,641)  $  2,352,539     $   (745,758)      $  (237,282)
   Net realized gains (losses)                     1,237,807       25,828,800       (547,965)      11,487,422         9,474,393
   Change in net unrealized appreciation
      (depreciation) of investments                 (270,211)       5,439,446      3,148,958       (4,558,969)        3,901,060
                                                 -----------     ------------   ------------     ------------       -----------
      Increase (decrease) in net assets from
         operations                                1,170,138       29,524,605      4,953,532        6,182,695        13,138,171
                                                 -----------     ------------   ------------     ------------       -----------
From capital transactions:
   Net proceeds from units sold                       52,926        1,288,704      1,263,598          921,031           464,893
   Cost of units redeemed                         (1,786,296)     (15,308,634)   (14,891,125)      (9,666,322)       (5,948,111)
   Net transfers                                   1,355,113       (6,464,334)     3,562,764       (4,424,779)       (1,426,775)
   Contract maintenance charge                        (2,554)         (19,008)       (15,552)         (10,259)           (4,842)
                                                 -----------     ------------   ------------     ------------       -----------
      Increase (decrease) in net assets from
         capital transactions                       (380,811)     (20,503,272)   (10,080,315)     (13,180,329)       (6,914,835)
                                                 -----------     ------------   ------------     ------------       -----------
Increase (decrease) in net assets                    789,327        9,021,333     (5,126,783)      (6,997,634)        6,223,336
Net assets at beginning of period                 17,890,649      125,440,101    117,062,386       76,222,516        38,673,206
                                                 -----------     ------------   ------------     ------------       -----------
Net assets at end of period                      $18,679,976     $134,461,434   $111,935,603     $ 69,224,882       $44,896,542
                                                 ===========     ============   ============     ============       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          1,998           27,089         72,138           25,144             7,404
   Units redeemed                                    (68,359)        (313,962)      (851,718)        (265,000)         (102,972)
   Units transferred                                  51,705         (137,621)       203,272         (122,431)          (31,727)
                                                 -----------     ------------   ------------     ------------       -----------
Increase (decrease) in units outstanding             (14,656)        (424,494)      (576,308)        (362,287)         (127,295)
Beginning units                                      715,105        2,897,869      6,773,799        2,240,626           804,761
                                                 -----------     ------------   ------------     ------------       -----------
Ending units                                         700,449        2,473,375      6,197,491        1,878,339           677,466
                                                 ===========     ============   ============     ============       ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                  Asset        Capital    Government and
                                                Allocation  Appreciation   Quality Bond                     Natural Resources
                                                Portfolio     Portfolio      Portfolio    Growth Portfolio      Portfolio
                                                (Class 3)     (Class 3)      (Class 3)        (Class 3)         (Class 3)
                                               -----------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   317,899  $ (6,831,368)  $ 10,641,675     $ (2,266,754)     $   (938,430)
   Net realized gains (losses)                   1,677,149    73,038,315       (390,633)      25,488,137        17,265,037
   Change in net unrealized appreciation
      (depreciation) of investments               (159,844)   40,943,578     11,562,411       (7,854,809)       32,110,342
                                               -----------  ------------   ------------     ------------      ------------
      Increase (decrease) in net assets from
         operations                              1,835,204   107,150,525     21,813,453       15,366,574        48,436,949
                                               -----------  ------------   ------------     ------------      ------------
From capital transactions:
   Net proceeds from units sold                  2,765,091    62,830,775    103,943,952       28,162,616        39,815,145
   Cost of units redeemed                       (3,849,732)  (41,453,971)   (44,379,395)     (20,876,456)      (12,440,013)
   Net transfers                                 2,856,268    (5,304,754)    75,887,719        4,839,400         7,955,253
   Contract maintenance charge                      (3,087)      (58,998)       (55,428)         (31,831)          (16,374)
                                               -----------  ------------   ------------     ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                    1,768,540    16,013,052    135,396,848       12,093,729        35,314,011
                                               -----------  ------------   ------------     ------------      ------------
Increase (decrease) in net assets                3,603,744   123,163,577    157,210,301       27,460,303        83,750,960
Net assets at beginning of period               28,162,091   398,541,757    399,803,235      191,269,980       116,871,760
                                               -----------  ------------   ------------     ------------      ------------
Net assets at end of period                    $31,765,835  $521,705,334   $557,013,536     $218,730,283      $200,622,720
                                               ===========  ============   ============     ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      108,458     1,380,329      6,166,713          839,318           756,318
   Units redeemed                                 (148,404)     (853,212)    (2,552,027)        (575,750)         (220,931)
   Units transferred                               110,054       (53,319)     4,402,320          140,678           137,206
                                               -----------  ------------   ------------     ------------      ------------
Increase (decrease) in units outstanding            70,108       473,798      8,017,006          404,246           672,593
Beginning units                                  1,134,571     9,288,929     23,293,805        5,660,379         2,461,054
                                               -----------  ------------   ------------     ------------      ------------
Ending units                                     1,204,679     9,762,727     31,310,811        6,064,625         3,133,647
                                               ===========  ============   ============     ============      ============

                                                                                                        Blue Chip
                                               Aggressive Growth  Alliance Growth                         Growth    Capital Growth
                                                   Portfolio         Portfolio     Balanced Portfolio   Portfolio      Portfolio
                                                   (Class 1)         (Class 1)          (Class 1)       (Class 1)      (Class 1)
                                               -----------------  ---------------  ------------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (941,921)     $  (6,801,591)     $  1,299,047     $  (203,146)  $   (58,961)
   Net realized gains (losses)                      3,970,236        (17,784,698)       (2,312,774)        744,923     1,053,780
   Change in net unrealized appreciation
      (depreciation) of investments                (2,949,950)        80,306,101         5,317,249       1,364,918       566,373
                                                 ------------      -------------      ------------     -----------   -----------
      Increase (decrease) in net assets from
         operations                                    78,365         55,719,812         4,303,522       1,906,695     1,561,192
                                                 ------------      -------------      ------------     -----------   -----------
From capital transactions:
   Net proceeds from units sold                       665,139          2,071,321         1,236,663          76,410       135,531
   Cost of units redeemed                         (20,205,069)       (96,481,859)      (23,976,540)     (3,238,625)   (2,652,941)
   Net transfers                                   (7,859,872)       (49,762,878)       (5,101,147)        768,097        52,874
   Contract maintenance charge                        (50,536)          (252,869)          (60,976)         (6,218)       (4,521)
                                                 ------------      -------------      ------------     -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     (27,450,338)      (144,426,285)      (27,902,000)     (2,400,336)   (2,469,057)
                                                 ------------      -------------      ------------     -----------   -----------
Increase (decrease) in net assets                 (27,371,973)       (88,706,473)      (23,598,478)       (493,641)     (907,865)
Net assets at beginning of period                 103,875,273        511,866,141       118,416,104      17,265,461    14,457,352
                                                 ------------      -------------      ------------     -----------   -----------
Net assets at end of period                      $ 76,503,300      $ 423,159,668      $ 94,817,626     $16,771,820   $13,549,487
                                                 ============      =============      ============     ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          37,644             60,026            72,724          10,963        14,800
   Units redeemed                                  (1,078,785)        (2,769,866)       (1,421,220)       (474,892)     (302,040)
   Units transferred                                 (425,775)        (1,438,425)         (306,645)         99,820           966
                                                 ------------      -------------      ------------     -----------   -----------
Increase (decrease) in units outstanding           (1,466,916)        (4,148,265)       (1,655,141)       (364,109)     (286,274)
Beginning units                                     5,927,405         15,611,799         7,256,521       2,693,153     1,769,810
                                                 ------------      -------------      ------------     -----------   -----------
Ending units                                        4,460,489         11,463,534         5,601,380       2,329,044     1,483,536
                                                 ============      =============      ============     ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 1)        (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   3,595,375    $  3,505,898   $   (8,767,667)    $    362,066      $    561,766
   Net realized gains (losses)                      4,030,274       1,105,524      162,197,016        5,794,229        35,198,692
   Change in net unrealized appreciation
      (depreciation) of investments                (3,035,701)      1,083,895      (97,474,756)      (7,333,625)        8,402,383
                                                -------------    ------------   --------------     ------------      ------------
      Increase (decrease) in net assets from
         operations                                 4,589,948       5,695,317       55,954,593       (1,177,330)       44,162,841
                                                -------------    ------------   --------------     ------------      ------------
From capital transactions:
   Net proceeds from units sold                     2,726,683         958,585        6,549,340          156,427           757,505
   Cost of units redeemed                        (143,605,196)    (30,336,145)    (245,114,070)     (10,312,567)      (26,033,947)
   Net transfers                                  165,816,392      13,409,860      (56,883,014)      (5,902,476)        2,927,151
   Contract maintenance charge                        (69,497)        (40,362)        (467,299)         (19,270)          (41,118)
                                                -------------    ------------   --------------     ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                      24,868,382     (16,008,062)    (295,915,043)     (16,077,886)      (22,390,409)
                                                -------------    ------------   --------------     ------------      ------------
Increase (decrease) in net assets                  29,458,330     (10,312,745)    (239,960,450)     (17,255,216)       21,772,432
Net assets at beginning of period                 127,627,207     156,032,513    1,372,722,485       53,675,570       126,882,022
                                                -------------    ------------   --------------     ------------      ------------
Net assets at end of period                     $ 157,085,537    $145,719,768   $1,132,762,035     $ 36,420,354      $148,654,454
                                                =============    ============   ==============     ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         200,906          52,643          160,662           11,407            32,706
   Units redeemed                                 (10,581,177)     (1,666,413)      (6,077,149)        (783,592)       (1,135,525)
   Units transferred                               12,241,339         736,236       (1,399,228)        (449,961)           57,114
                                                -------------    ------------   --------------     ------------      ------------
Increase (decrease) in units outstanding            1,861,068        (877,534)      (7,315,715)      (1,222,146)       (1,045,705)
Beginning units                                     9,554,341       8,696,448       35,548,548        4,108,875         6,586,154
                                                -------------    ------------   --------------     ------------      ------------
Ending units                                       11,415,409       7,818,914       28,232,833        2,886,729         5,540,449
                                                =============    ============   ==============     ============      ============

                                                   Equity                                                          Growth
                                               Opportunities     Fundamental     Global Bond  Global Equities  Opportunities
                                                 Portfolio    Growth Portfolio    Portfolio      Portfolio       Portfolio
                                                 (Class 1)        (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                               -------------  ----------------  ------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $     91,086     $ (1,711,388)   $   (619,294)  $   (615,761)    $  (313,349)
   Net realized gains (losses)                   14,770,927       (5,422,680)        325,865     11,354,345       1,372,563
   Change in net unrealized appreciation
      (depreciation) of investments             (15,773,525)      21,090,942       6,364,952      6,118,295       2,538,844
                                               ------------     ------------    ------------   ------------     -----------
      Increase (decrease) in net assets from
         operations                                (911,512)      13,956,874       6,071,523     16,856,879       3,598,058
                                               ------------     ------------    ------------   ------------     -----------
From capital transactions:
   Net proceeds from units sold                     460,600          602,319         423,774        970,088         132,156
   Cost of units redeemed                       (20,692,197)     (23,716,846)    (14,715,365)   (31,710,354)     (3,960,270)
   Net transfers                                 (7,728,027)      (9,635,480)     15,106,838     (5,592,960)      1,517,654
   Contract maintenance charge                      (36,559)         (65,823)        (16,279)       (64,182)         (7,707)
                                               ------------     ------------    ------------   ------------     -----------
      Increase (decrease) in net assets from
         capital transactions                   (27,996,183)     (32,815,830)        798,968    (36,397,408)     (2,318,167)
                                               ------------     ------------    ------------   ------------     -----------
Increase (decrease) in net assets               (28,907,695)     (18,858,956)      6,870,491    (19,540,529)      1,279,891
Net assets at beginning of period               108,217,271      124,318,991      66,045,775    176,964,120      20,956,363
                                               ------------     ------------    ------------   ------------     -----------
Net assets at end of period                    $ 79,309,576     $105,460,035    $ 72,916,266   $157,423,591     $22,236,254
                                               ============     ============    ============   ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        22,000           29,663          22,772         37,745          21,135
   Units redeemed                                  (982,908)      (1,187,206)       (801,710)    (1,237,497)       (628,304)
   Units transferred                               (370,789)        (493,283)        804,898       (221,705)        186,639
                                               ------------     ------------    ------------   ------------     -----------
Increase (decrease) in units outstanding         (1,331,697)      (1,650,826)         25,960     (1,421,457)       (420,530)
Beginning units                                   5,190,000        6,573,329       3,699,912      7,394,159       3,697,904
                                               ------------     ------------    ------------   ------------     -----------
Ending units                                      3,858,303        4,922,503       3,725,872      5,972,702       3,277,374
                                               ============     ============    ============   ============     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                                                  International     International
                                               Growth-Income  High-Yield Bond      Diversified     Growth & Income   Marsico Focused
                                                 Portfolio       Portfolio     Equities Portfolio     Portfolio     Growth Portfolio
                                                 (Class 1)       (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                               -------------  ---------------  ------------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (2,640,178)  $  8,632,632       $    716,387      $     31,898      $   (729,087)
   Net realized gains (losses)                    23,093,142      4,912,189         15,321,570        47,564,102         8,736,990
   Change in net unrealized appreciation
      (depreciation) of investments               17,284,487    (13,284,526)         2,412,454       (34,421,732)       (2,043,902)
                                               -------------   ------------       ------------      ------------      ------------
      Increase (decrease) in net assets from
         operations                               37,737,451        260,295         18,450,411        13,174,268         5,964,001
                                               -------------   ------------       ------------      ------------      ------------
From capital transactions:
   Net proceeds from units sold                    2,259,733        740,345            647,031         1,103,009           250,225
   Cost of units redeemed                        (88,034,448)   (34,533,726)       (28,528,133)      (44,275,052)       (9,727,362)
   Net transfers                                 (33,464,399)   (21,660,586)            36,086        (1,844,236)       (7,400,068)
   Contract maintenance charge                      (173,750)       (43,662)           (44,710)          (66,036)          (13,697)
                                               -------------   ------------       ------------      ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                   (119,412,864)   (55,497,629)       (27,889,726)      (45,082,315)      (16,890,902)
                                               -------------   ------------       ------------      ------------      ------------
Increase (decrease) in net assets                (81,675,413)   (55,237,334)        (9,439,315)      (31,908,047)      (10,926,901)
Net assets at beginning of period                449,064,125    183,161,973        148,632,225       232,588,695        59,722,391
                                               -------------   ------------       ------------      ------------      ------------
Net assets at end of period                    $ 367,388,712   $127,924,639       $139,192,910      $200,680,648      $ 48,795,490
                                               =============   ============       ============      ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         68,080         34,497             41,056            53,393            19,701
   Units redeemed                                 (2,656,055)    (1,629,183)        (1,807,386)       (2,209,079)         (758,300)
   Units transferred                              (1,014,522)    (1,017,578)           (26,910)          (94,224)         (582,696)
                                               -------------   ------------       ------------      ------------      ------------
Increase (decrease) in units outstanding          (3,602,497)    (2,612,264)        (1,793,240)       (2,249,910)       (1,321,295)
Beginning units                                   14,413,766      8,694,111         10,209,822        12,387,765         4,898,463
                                               -------------   ------------       ------------      ------------      ------------
Ending units                                      10,811,269      6,081,847          8,416,582        10,137,855         3,577,168
                                               =============   ============       ============      ============      ============

                                                     MFS
                                                Massachusetts     MFS Total
                                               Investors Trust     Return     Mid-Cap Growth   Real Estate   Technology
                                                  Portfolio       Portfolio      Portfolio      Portfolio    Portfolio
                                                  (Class 1)       (Class 1)      (Class 1)      (Class 1)    (Class 1)
                                               ---------------  ------------  --------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (573,935)   $  3,831,623   $ (1,209,309)  $   (405,468) $  (273,119)
   Net realized gains (losses)                     4,927,583      31,978,656     (2,364,841)    36,890,681      245,157
   Change in net unrealized appreciation
      (depreciation) of investments                7,170,736     (23,994,733)    16,691,232    (54,812,772)   2,934,509
                                                ------------    ------------   ------------   ------------  -----------
      Increase (decrease) in net assets from
         operations                               11,524,384      11,815,546     13,117,082    (18,327,559)   2,906,547
                                                ------------    ------------   ------------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                      556,617       2,582,643        362,274        584,919       78,178
   Cost of units redeemed                        (26,630,653)    (72,968,837)   (18,974,771)   (25,752,217)  (2,530,019)
   Net transfers                                  (7,479,190)     (6,272,392)    (8,173,719)   (25,182,517)   6,021,350
   Contract maintenance charge                       (53,983)       (131,235)       (38,932)       (37,548)      (6,716)
                                                ------------    ------------   ------------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (33,607,209)    (76,789,821)   (26,825,148)   (50,387,363)   3,562,793
                                                ------------    ------------   ------------   ------------  -----------
Increase (decrease) in net assets                (22,082,825)    (64,974,275)   (13,708,066)   (68,714,922)   6,469,340
Net assets at beginning of period                142,284,797     429,872,722     98,751,287    153,981,034   16,146,229
                                                ------------    ------------   ------------   ------------  -----------
Net assets at end of period                     $120,201,972    $364,898,447   $ 85,043,221   $ 85,266,112  $22,615,569
                                                ============    ============   ============   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         21,968          89,222         34,020         18,753       31,149
   Units redeemed                                 (1,078,698)     (2,544,356)    (1,601,602)      (840,539)    (945,970)
   Units transferred                                (301,616)       (231,548)      (735,841)      (854,048)   2,032,893
                                                ------------    ------------   ------------   ------------  -----------
Increase (decrease) in units outstanding          (1,358,346)     (2,686,682)    (2,303,423)    (1,675,834)   1,118,072
Beginning units                                    6,089,977      15,505,974      9,175,798      4,877,438    6,722,580
                                                ------------    ------------   ------------   ------------  -----------
Ending units                                       4,731,631      12,819,292      6,872,375      3,201,604    7,840,652
                                                ============    ============   ============   ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               Telecom Utility    Worldwide High  Aggressive Growth  Alliance Growth    Balanced
                                                  Portfolio     Income Portfolio      Portfolio         Portfolio      Portfolio
                                                  (Class 1)         (Class 1)         (Class 2)         (Class 2)      (Class 2)
                                               ---------------  ----------------  -----------------  ---------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   521,664      $  2,273,271       $  (148,303)     $   (956,475)   $   190,234
   Net realized gains (losses)                     2,523,954          (988,471)        1,318,641         4,239,859        609,217
   Change in net unrealized appreciation
      (depreciation) of investments                3,837,539           603,718        (1,357,649)        4,022,528       (186,874)
                                                 -----------      ------------       -----------      ------------    -----------
      Increase (decrease) in net assets from
         operations                                6,883,157         1,888,518          (187,311)        7,305,912        612,577
                                                 -----------      ------------       -----------      ------------    -----------
From capital transactions:
   Net proceeds from units sold                      192,013           202,877            93,016           643,405        104,991
   Cost of units redeemed                         (7,939,053)      (10,051,634)       (1,756,640)       (7,881,589)    (2,327,281)
   Net transfers                                    (350,945)         (866,143)          324,735        (5,518,900)      (306,236)
   Contract maintenance charge                       (13,735)          (14,771)           (2,286)          (11,808)        (3,270)
                                                 -----------      ------------       -----------      ------------    -----------
      Increase (decrease) in net assets from
         capital transactions                     (8,111,720)      (10,729,671)       (1,341,175)      (12,768,892)    (2,531,796)
                                                 -----------      ------------       -----------      ------------    -----------
Increase (decrease) in net assets                 (1,228,563)       (8,841,153)       (1,528,486)       (5,462,980)    (1,919,219)
Net assets at beginning of period                 40,433,257        52,673,320        12,572,833        64,611,386     17,968,924
                                                 -----------      ------------       -----------      ------------    -----------
Net assets at end of period                      $39,204,694      $ 43,832,167       $11,044,347      $ 59,148,406    $16,049,705
                                                 ===========      ============       ===========      ============    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         11,413             9,235             5,343            18,652          6,324
   Units redeemed                                   (479,370)         (460,093)          (94,272)         (226,047)      (139,572)
   Units transferred                                 (26,436)          (40,069)           15,776          (163,268)       (19,740)
                                                 -----------      ------------       -----------      ------------    -----------
Increase (decrease) in units outstanding            (494,393)         (490,927)          (73,153)         (370,663)      (152,988)
Beginning units                                    2,662,249         2,461,174           722,278         1,976,451      1,107,982
                                                 -----------      ------------       -----------      ------------    -----------
Ending units                                       2,167,856         1,970,247           649,125         1,605,788        954,994
                                                 ===========      ============       ===========      ============    ===========

                                               Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                   Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                                   (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                               ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (130,648)      $  (30,923)    $  1,124,846     $ 1,100,403     $ (1,631,054)
   Net realized gains (losses)                       663,185          598,527        1,288,762         310,248       23,236,629
   Change in net unrealized appreciation
      (depreciation) of investments                  554,637           57,182         (904,065)        388,879      (13,579,240)
                                                 -----------       ----------     ------------     -----------     ------------
      Increase (decrease) in net assets from
         operations                                1,087,174          624,786        1,509,543       1,799,530        8,026,335
                                                 -----------       ----------     ------------     -----------     ------------
From capital transactions:
   Net proceeds from units sold                       24,148           37,267        1,188,842         288,019        1,461,382
   Cost of units redeemed                         (1,968,909)        (786,241)     (29,898,928)     (7,050,586)     (23,646,226)
   Net transfers                                    (189,941)         135,226       38,812,147       2,964,917       (7,816,859)
   Contract maintenance charge                        (1,689)            (838)          (7,363)         (5,328)         (27,106)
                                                 -----------       ----------     ------------     -----------     ------------
      Increase (decrease) in net assets from
         capital transactions                     (2,136,391)        (614,586)      10,094,698      (3,802,978)     (30,028,809)
                                                 -----------       ----------     ------------     -----------     ------------
Increase (decrease) in net assets                 (1,049,217)          10,200       11,604,241      (2,003,448)     (22,002,474)
Net assets at beginning of period                  9,841,301        5,708,987       45,910,005      50,505,302      206,374,587
                                                 -----------       ----------     ------------     -----------     ------------
Net assets at end of period                      $ 8,792,084       $5,719,187     $ 57,514,246     $48,501,854     $184,372,113
                                                 ===========       ==========     ============     ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          4,171            4,391           88,448          15,961           36,652
   Units redeemed                                   (292,849)         (90,894)      (2,219,163)       (391,237)        (589,497)
   Units transferred                                 (29,150)          14,192        2,890,184         165,029         (195,578)
                                                 -----------       ----------     ------------     -----------     ------------
Increase (decrease) in units outstanding            (317,828)         (72,311)         759,469        (210,247)        (748,423)
Beginning units                                    1,561,072          705,678        3,461,044       2,841,192        5,345,015
                                                 -----------       ----------     ------------     -----------     ------------
Ending units                                       1,243,244          633,367        4,220,513       2,630,945        4,596,592
                                                 ===========       ==========     ============     ===========     ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                       Equity
                                                "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                               Street Portfolio      Portfolio       Portfolio      Portfolio    Growth Portfolio
                                                   (Class 2)         (Class 2)       (Class 2)      (Class 2)        (Class 2)
                                               ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   117,135       $    83,340      $    (4,502)  $    173,320     $  (107,562)
   Net realized gains (losses)                     1,965,909         7,278,460        2,800,462      8,768,996         381,947
   Change in net unrealized appreciation
      (depreciation) of investments               (2,556,969)        1,575,868       (3,015,282)       295,243         555,181
                                                 -----------       -----------      -----------   ------------     -----------
      Increase (decrease) in net assets from
         operations                                 (473,925)        8,937,668         (219,322)     9,237,559         829,566
                                                 -----------       -----------      -----------   ------------     -----------
From capital transactions:
   Net proceeds from units sold                       58,490           146,302          113,246        946,423          79,015
   Cost of units redeemed                         (2,898,695)       (3,005,444)      (2,678,402)   (10,399,451)       (693,814)
   Net transfers                                  (1,058,122)          947,391         (658,254)    (1,469,184)       (701,146)
   Contract maintenance charge                        (2,448)           (3,446)          (2,685)        (9,740)         (1,364)
                                                 -----------       -----------      -----------   ------------     -----------
      Increase (decrease) in net assets from
         capital transactions                     (3,900,775)       (1,915,197)      (3,226,095)   (10,931,952)     (1,317,309)
                                                 -----------       -----------      -----------   ------------     -----------
Increase (decrease) in net assets                 (4,374,700)        7,022,471       (3,445,417)    (1,694,393)       (487,743)
Net assets at beginning of period                 18,049,279        24,419,039       18,225,950     77,225,840       7,254,435
                                                 -----------       -----------      -----------   ------------     -----------
Net assets at end of period                      $13,674,579       $31,441,510      $14,780,533   $ 75,531,447     $ 6,766,692
                                                 ===========       ===========      ===========   ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          4,239             6,641            5,483         43,956           3,950
   Units redeemed                                   (221,333)         (126,920)        (128,633)      (477,391)        (35,179)
   Units transferred                                 (81,748)           25,306          (32,241)       (69,665)        (36,716)
                                                 -----------       -----------      -----------   ------------     -----------
Increase (decrease) in units outstanding            (298,842)          (94,973)        (155,391)      (503,100)        (67,945)
Beginning units                                    1,394,125         1,282,729          882,899      3,868,694         385,960
                                                 -----------       -----------      -----------   ------------     -----------
Ending units                                       1,095,283         1,187,756          727,508      3,365,594         318,015
                                                 ===========       ===========      ===========   ============     ===========

                                                                                 Growth
                                               Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                                Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                                (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                               -----------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (189,222)   $   (91,096)    $  (137,140)   $  (248,047)    $ 1,943,732
   Net realized gains (losses)                      26,787      1,633,768         646,561      2,671,594       1,139,484
   Change in net unrealized appreciation
      (depreciation) of investments              1,681,942        262,618         991,732        339,289      (3,143,524)
                                               -----------    -----------     -----------    -----------     -----------
      Increase (decrease) in net assets from
         operations                              1,519,507      1,805,290       1,501,153      2,762,836         (60,308)
                                               -----------    -----------     -----------    -----------     -----------
From capital transactions:
   Net proceeds from units sold                    149,243        342,354          29,613        152,793         104,806
   Cost of units redeemed                       (1,800,138)    (1,975,894)     (1,016,524)    (4,021,585)     (5,378,638)
   Net transfers                                 1,783,223      1,046,780         (81,211)    (2,868,974)     (2,828,250)
   Contract maintenance charge                      (1,858)        (2,538)         (1,182)        (5,622)         (3,589)
                                               -----------    -----------     -----------    -----------     -----------
      Increase (decrease) in net assets from
         capital transactions                      130,470       (589,298)     (1,069,304)    (6,743,388)     (8,105,671)
                                               -----------    -----------     -----------    -----------     -----------
Increase (decrease) in net assets                1,649,977      1,215,992         431,849     (3,980,552)     (8,165,979)
Net assets at beginning of period               16,374,097     18,163,322       8,723,039     32,960,191      39,148,300
                                               -----------    -----------     -----------    -----------     -----------
Net assets at end of period                    $18,024,074    $19,379,314     $ 9,154,888    $28,979,639     $30,982,321
                                               ===========    ===========     ===========    ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        8,042         13,807           4,850          4,629           4,933
   Units redeemed                                  (99,625)       (77,383)       (166,030)      (122,182)       (256,695)
   Units transferred                                96,325         40,504         (28,073)       (87,842)       (134,594)
                                               -----------    -----------     -----------    -----------     -----------
Increase (decrease) in units outstanding             4,742        (23,072)       (189,253)      (205,395)       (386,356)
Beginning units                                    918,963        762,141       1,553,271      1,053,667       1,877,778
                                               -----------    -----------     -----------    -----------     -----------
Ending units                                       923,705        739,069       1,364,018        848,272       1,491,422
                                               ===========    ===========     ===========    ===========     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               International  International    Marsico          MFS
                                                Diversified      Growth &      Focused     Massachusetts     MFS Total
                                                  Equities        Income        Growth    Investors Trust     Return
                                                 Portfolio      Portfolio     Portfolio      Portfolio       Portfolio
                                                 (Class 2)      (Class 2)     (Class 2)      (Class 2)       (Class 2)
                                               -------------  -------------  -----------  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   232,150    $   (45,615)  $  (642,258)   $  (137,351)   $  1,094,337
   Net realized gains (losses)                    6,104,691      8,660,176     5,038,954      1,807,064       9,730,724
   Change in net unrealized appreciation
      (depreciation) of investments               1,000,007     (6,453,281)      308,076        431,608      (7,413,047)
                                                -----------    -----------   -----------    -----------    ------------
      Increase (decrease) in net assets from
         operations                               7,336,848      2,161,280     4,704,772      2,101,321       3,412,014
                                                -----------    -----------   -----------    -----------    ------------
From capital transactions:
   Net proceeds from units sold                     523,959        341,865       236,104        219,025         692,767
   Cost of units redeemed                        (7,976,852)    (4,726,159)   (5,163,341)    (3,342,791)    (13,478,090)
   Net transfers                                   (770,307)    (1,590,245)   (1,776,915)    (1,295,130)     (5,223,566)
   Contract maintenance charge                       (8,473)        (4,269)       (4,653)        (3,581)        (18,891)
                                                -----------    -----------   -----------    -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                    (8,231,673)    (5,978,808)   (6,708,805)    (4,422,477)    (18,027,780)
                                                -----------    -----------   -----------    -----------    ------------
Increase (decrease) in net assets                  (894,825)    (3,817,528)   (2,004,033)    (2,321,156)    (14,615,766)
Net assets at beginning of period                58,163,917     39,761,875    43,827,566     26,036,977     134,471,263
                                                -----------    -----------   -----------    -----------    ------------
Net assets at end of period                     $57,269,092    $35,944,347   $41,823,533    $23,715,821    $119,855,497
                                                ===========    ===========   ===========    ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        33,080         17,150        18,569          8,980          24,314
   Units redeemed                                  (505,569)      (237,487)     (406,010)      (136,899)       (471,590)
   Units transferred                                (58,349)       (80,743)     (141,125)       (53,423)       (181,856)
                                                -----------    -----------   -----------    -----------    ------------
Increase (decrease) in units outstanding           (530,838)      (301,080)     (528,566)      (181,342)       (629,132)
Beginning units                                   4,030,252      2,119,991     3,626,862      1,118,535       4,834,111
                                                -----------    -----------   -----------    -----------    ------------
Ending units                                      3,499,414      1,818,911     3,098,296        937,193       4,204,979
                                                ===========    ===========   ===========    ===========    ============


                                                 Mid-Cap
                                                  Growth     Real Estate  Small & Mid Cap  Technology  Telecom Utility
                                                Portfolio     Portfolio   Value Portfolio   Portfolio     Portfolio
                                                (Class 2)     (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                               -----------  ------------  ---------------  ----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (610,724) $   (149,686)   $  (527,882)   $ (117,804) $    71,734
   Net realized gains (losses)                   3,007,539     8,445,814      5,189,205       441,417      674,669
   Change in net unrealized appreciation
      (depreciation) of investments              3,423,068   (13,264,729)    (4,419,135)      984,614      180,697
                                               -----------  ------------    -----------    ----------  -----------
      Increase (decrease) in net assets from
         operations                              5,819,883    (4,968,601)       242,188     1,308,227      927,100
                                               -----------  ------------    -----------    ----------  -----------
From capital transactions:
   Net proceeds from units sold                    273,983       136,159        417,934        21,395       45,778
   Cost of units redeemed                       (6,086,619)   (4,281,600)    (6,276,550)     (959,232)  (1,201,772)
   Net transfers                                (1,301,660)   (4,757,591)     1,924,145       707,851      347,964
   Contract maintenance charge                      (7,022)       (4,336)        (5,845)       (1,539)        (840)
                                               -----------  ------------    -----------    ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (7,121,318)   (8,907,368)    (3,940,316)     (231,525)    (808,870)
                                               -----------  ------------    -----------    ----------  -----------
Increase (decrease) in net assets               (1,301,435)  (13,875,969)    (3,698,128)    1,076,702      118,230
Net assets at beginning of period               41,762,710    38,602,878     48,539,371     7,144,428    5,224,763
                                               -----------  ------------    -----------    ----------  -----------
Net assets at end of period                    $40,461,275  $ 24,726,909    $44,841,243    $8,221,130  $ 5,342,993
                                               ===========  ============    ===========    ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       23,971         4,432         21,857         8,007        2,762
   Units redeemed                                 (514,986)     (140,690)      (321,565)     (360,929)     (70,709)
   Units transferred                              (117,674)     (159,011)        96,844       230,888       19,470
                                               -----------  ------------    -----------    ----------  -----------
Increase (decrease) in units outstanding          (608,689)     (295,269)      (202,864)     (122,034)     (48,477)
Beginning units                                  3,875,649     1,235,674      2,638,074     3,004,655      347,637
                                               -----------  ------------    -----------    ----------  -----------
Ending units                                     3,266,960       940,405      2,435,210     2,882,621      299,160
                                               ===========  ============    ===========    ==========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                  Aggressive                    American Funds   American Funds
                                                Worldwide High      Growth    Alliance Growth  Asset Allocation   Global Growth
                                               Income Portfolio   Portfolio      Portfolio      SAST Portfolio   SAST Portfolio
                                                   (Class 2)      (Class 3)      (Class 3)         (Class 3)        (Class 3)
                                               ----------------  -----------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  340,158     $  (229,914)  $ (3,679,566)     $  (120,986)     $  (437,298)
   Net realized gains (losses)                        90,954       1,307,549      4,943,283           28,584           86,542
   Change in net unrealized appreciation
      (depreciation) of investments                 (169,853)     (1,812,463)    26,123,012          (72,971)       2,650,700
                                                  ----------     -----------   ------------      -----------      -----------
      Increase (decrease) in net assets from
         operations                                  261,259        (734,828)    27,386,729         (165,373)       2,299,944
                                                  ----------     -----------   ------------      -----------      -----------
From capital transactions:
   Net proceeds from units sold                       63,589       4,770,764     29,545,043       13,903,954       45,003,518
   Cost of units redeemed                           (840,061)     (1,314,849)   (18,729,540)        (229,153)        (776,224)
   Net transfers                                     158,329         (39,699)    12,341,588        3,991,551       13,876,889
   Contract maintenance charge                        (1,005)         (3,221)       (32,998)             (42)            (402)
                                                  ----------     -----------   ------------      -----------      -----------
      Increase (decrease) in net assets from
         capital transactions                       (619,148)      3,412,995     23,124,093       17,666,310       58,103,781
                                                  ----------     -----------   ------------      -----------      -----------
Increase (decrease) in net assets                   (357,889)      2,678,167     50,510,822       17,500,937       60,403,725
Net assets at beginning of period                  7,208,970      16,442,147    192,039,162          491,135        1,979,194
                                                  ----------     -----------   ------------      -----------      -----------
Net assets at end of period                       $6,851,081     $19,120,314   $242,549,984      $17,992,072      $62,382,919
                                                  ==========     ===========   ============      ===========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          2,938         260,969        932,960        1,251,206        3,850,422
   Units redeemed                                    (38,926)        (71,857)      (541,035)         (20,603)         (65,170)
   Units transferred                                   7,368          (7,530)       398,389          357,862        1,174,106
                                                  ----------     -----------   ------------      -----------      -----------
Increase (decrease) in units outstanding             (28,620)        181,582        790,314        1,588,465        4,959,358
Beginning units                                      340,198         951,148      5,952,719           46,693          183,329
                                                  ----------     -----------   ------------      -----------      -----------
Ending units                                         311,578       1,132,730      6,743,033        1,635,158        5,142,687
                                                  ==========     ===========   ============      ===========      ===========

                                               American Funds  American Funds                Blue Chip     Capital
                                                 Growth SAST    Growth-Income    Balanced      Growth       Growth
                                                  Portfolio    SAST Portfolio   Portfolio    Portfolio    Portfolio
                                                  (Class 3)       (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               ------------    --------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (534,226)    $  (515,386)   $   205,411  $  (201,895) $     1,356
   Net realized gains (losses)                       93,652          21,271        449,108      689,827      345,302
   Change in net unrealized appreciation
      (depreciation) of investments                 994,297      (1,455,385)      (106,271)     957,044      461,973
                                                -----------     -----------    -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                 553,723      (1,949,500)       548,248    1,444,976      808,631
                                                -----------     -----------    -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  65,039,685      61,894,243      2,068,613    2,414,017   23,275,047
   Cost of units redeemed                          (949,156)     (1,055,237)    (2,313,600)  (1,790,825)    (850,639)
   Net transfers                                 18,592,686      20,782,548      1,576,008    3,082,477    9,915,705
   Contract maintenance charge                         (384)           (335)        (2,499)      (2,159)        (543)
                                                -----------     -----------    -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    82,682,831      81,621,219      1,328,522    3,703,510   32,339,570
                                                -----------     -----------    -----------  -----------  -----------
Increase (decrease) in net assets                83,236,554      79,671,719      1,876,770    5,148,486   33,148,201
Net assets at beginning of period                 1,493,428       1,588,821     15,537,708   11,395,423    3,086,071
                                                -----------     -----------    -----------  -----------  -----------
Net assets at end of period                     $84,729,982     $81,260,540    $17,414,478  $16,543,909  $36,234,272
                                                ===========     ===========    ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     5,583,137       5,560,667        125,757      341,980    2,601,879
   Units redeemed                                   (80,547)        (94,259)      (138,635)    (265,541)     (96,890)
   Units transferred                              1,579,860       1,869,486         94,710      445,641    1,111,532
                                                -----------     -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding          7,082,450       7,335,894         81,832      522,080    3,616,521
Beginning units                                     140,356         150,241        963,493    1,818,174      384,895
                                                -----------     -----------    -----------  -----------  -----------
Ending units                                      7,222,806       7,486,135      1,045,325    2,340,254    4,001,416
                                                ===========     ===========    ===========  ===========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                               ---------------  --------------  --------------    --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  4,484,708     $  7,662,596    $ (5,680,764)     $   136,649       $    472,207
   Net realized gains (losses)                     4,032,803          157,625      38,695,605        1,835,769         22,747,513
      Change in net unrealized appreciation
         (depreciation) of investments            (3,361,599)       2,970,884     (11,818,341)      (2,658,966)        14,418,611
                                                ------------     ------------    ------------      -----------       ------------
      Increase (decrease) in net assets from
         operations                                5,155,912       10,791,105      21,196,500         (686,548)        37,638,331
                                                ------------     ------------    ------------      -----------       ------------
From capital transactions:
   Net proceeds from units sold                   60,576,196       93,710,213      96,036,588        3,326,562         39,889,824
   Cost of units redeemed                        (95,059,980)     (24,625,280)    (50,694,171)      (2,519,990)        (8,299,544)
   Net transfers                                  93,078,071       61,395,220      52,767,730         (653,620)        14,235,947
   Contract maintenance charge                       (23,122)         (28,895)        (79,409)          (2,203)           (11,086)
                                                ------------     ------------    ------------      -----------       ------------
      Increase (decrease) in net assets from
         capital transactions                     58,571,165      130,451,258      98,030,738          150,749         45,815,141
                                                ------------     ------------    ------------      -----------       ------------
Increase (decrease) in net assets                 63,727,077      141,242,363     119,227,238         (535,799)        83,453,472
Net assets at beginning of period                165,908,135      225,928,781     560,311,210       18,180,059         77,151,152
                                                ------------     ------------    ------------      -----------       ------------
Net assets at end of period                     $229,635,212     $367,171,144    $679,538,448      $17,644,260       $160,604,624
                                                ============     ============    ============      ===========       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      4,568,724        5,395,104       2,539,693          257,377          1,802,255
   Units redeemed                                 (7,099,472)      (1,380,447)     (1,275,270)        (194,903)          (358,130)
   Units transferred                               6,979,773        3,465,868       1,411,787          (49,634)           633,748
                                                ------------     ------------    ------------      -----------       ------------
Increase (decrease) in units outstanding           4,449,025        7,480,525       2,676,210           12,840          2,077,873
Beginning units                                   12,567,915       12,841,383      14,644,705        1,413,505          4,091,398
                                                ------------     ------------    ------------      -----------       ------------
Ending units                                      17,016,940       20,321,908      17,320,915        1,426,345          6,169,271
                                                ============     ============    ============      ===========       ============

                                                    Equity
                                                Opportunities  Foreign Value     Fundamental    Global Bond  Global Equities
                                                  Portfolio      Portfolio    Growth Portfolio   Portfolio      Portfolio
                                                  (Class 3)      (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                                -------------  -------------  ----------------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (40,300)  $    726,861     $  (356,626)    $  (722,482)   $  (164,608)
   Net realized gains (losses)                     7,519,244     32,409,720         523,069         155,609      1,736,064
      Change in net unrealized appreciation
         (depreciation) of investments            (8,492,606)    15,750,072       2,985,365       6,578,889      1,182,753
                                                 -----------   ------------     -----------     -----------    -----------
      Increase (decrease) in net assets from
         operations                               (1,013,662)    48,886,653       3,151,808       6,012,016      2,754,209
                                                 -----------   ------------     -----------     -----------    -----------
From capital transactions:
   Net proceeds from units sold                    5,309,309     37,129,458      37,251,297      19,791,851      7,693,143
   Cost of units redeemed                         (7,274,806)   (46,896,440)     (1,195,347)     (5,401,184)    (3,050,797)
   Net transfers                                   1,625,609      6,096,637      13,069,037      11,127,465        164,332
   Contract maintenance charge                        (7,230)       (66,128)           (969)         (4,161)        (2,655)
                                                 -----------   ------------     -----------     -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                       (347,118)    (3,736,473)     49,124,018      25,513,971      4,804,023
                                                 -----------   ------------     -----------     -----------    -----------
Increase (decrease) in net assets                 (1,360,780)    45,150,180      52,275,826      31,525,987      7,558,232
Net assets at beginning of period                 60,618,449    398,541,135       4,947,564      47,205,334     27,993,123
                                                 -----------   ------------     -----------     -----------    -----------
Net assets at end of period                      $59,257,669   $443,691,315     $57,223,390     $78,731,321    $35,551,355
                                                 ===========   ============     ===========     ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        259,787      1,776,346       1,920,870       1,127,726        313,626
   Units redeemed                                   (351,147)    (2,176,562)        (59,722)       (300,511)      (120,831)
   Units transferred                                  81,290        279,792         654,398         615,223          6,172
                                                 -----------   ------------     -----------     -----------    -----------
Increase (decrease) in units outstanding             (10,070)      (120,424)      2,515,546       1,442,438        198,967
Beginning units                                    2,954,863     20,072,470         264,972       2,672,319      1,185,703
                                                 -----------   ------------     -----------     -----------    -----------
Ending units                                       2,944,793     19,952,046       2,780,518       4,114,757      1,384,670
                                                 ===========   ============     ===========     ===========    ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                   Growth                                        International     International
                                               Opportunities  Growth-Income  High-Yield Bond      Diversified     Growth & Income
                                                 Portfolio      Portfolio       Portfolio     Equities Portfolio     Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)          (Class 3)         (Class 3)
                                               -------------  -------------  ---------------  ------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (656,098)   $  (195,639)   $  4,976,619       $  1,210,259      $     90,083
   Net realized gains (losses)                      990,925      1,125,013         848,744          8,813,008        26,576,613
   Change in net unrealized appreciation
      (depreciation) of investments               6,771,675      1,028,733      (6,215,456)        24,722,218       (21,902,640)
                                                -----------    -----------    ------------       ------------      ------------
      Increase (decrease) in net assets from
         operations                               7,106,502      1,958,107        (390,093)        34,745,485         4,764,056
                                                -----------    -----------    ------------       ------------      ------------
From capital transactions:
   Net proceeds from units sold                   9,161,267      4,520,644      11,670,462         54,449,556        76,890,389
   Cost of units redeemed                        (2,494,769)    (3,276,080)    (11,042,722)       (26,869,951)      (12,664,973)
   Net transfers                                  5,805,742      1,118,670      (1,710,844)        12,190,366        37,537,146
   Contract maintenance charge                       (4,067)        (3,084)         (8,490)           (42,783)          (14,442)
                                                -----------    -----------    ------------       ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                    12,468,173      2,360,150      (1,091,594)        39,727,188       101,748,120
                                                -----------    -----------    ------------       ------------      ------------
Increase (decrease) in net assets                19,574,675      4,318,257      (1,481,687)        74,472,673       106,512,176
Net assets at beginning of period                28,417,659     21,335,072      83,936,765        250,526,418       117,562,282
                                                -----------    -----------    ------------       ------------      ------------
Net assets at end of period                     $47,992,334    $25,653,329    $ 82,455,078       $324,999,091      $224,074,458
                                                ===========    ===========    ============       ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,533,941        143,725         571,466          3,532,785         3,983,477
   Units redeemed                                  (402,163)       (98,950)       (528,362)        (1,715,063)         (639,572)
   Units transferred                                958,977         34,731         (83,084)           770,190         1,924,620
                                                -----------    -----------    ------------       ------------      ------------
Increase (decrease) in units outstanding          2,090,755         79,506         (39,980)         2,587,912         5,268,525
Beginning units                                   5,078,330        685,463       4,049,169         17,448,046         6,342,643
                                                -----------    -----------    ------------       ------------      ------------
Ending units                                      7,169,085        764,969       4,009,189         20,035,958        11,611,168
                                                ===========    ===========    ============       ============      ============

                                                                       MFS
                                                                  Massachusetts
                                                Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate
                                               Growth Portfolio     Portfolio         Portfolio        Portfolio      Portfolio
                                                   (Class 3)        (Class 3)         (Class 3)        (Class 3)      (Class 3)
                                               ----------------  ---------------  ----------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (645,069)      $  (349,638)     $  2,732,694     $(1,303,457)   $   (390,969)
   Net realized gains (losses)                     3,513,037         2,428,236        17,189,496       3,227,616      22,356,767
   Change in net unrealized appreciation
      (depreciation) of investments                1,639,365         2,386,504       (13,804,000)      9,178,899     (45,321,530)
                                                 -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net assets from
         operations                                4,507,333         4,465,102         6,118,190      11,103,058     (23,355,732)
                                                 -----------       -----------      ------------     -----------    ------------
From capital transactions:
   Net proceeds from units sold                    8,432,548         2,485,204        37,927,825      13,182,959      43,448,092
   Cost of units redeemed                         (3,473,355)       (6,432,967)      (27,917,361)     (8,743,066)     (8,546,780)
   Net transfers                                     487,275          (916,595)       31,171,031      (1,774,958)     17,659,346
   Contract maintenance charge                        (3,653)           (8,090)          (36,222)        (12,560)        (13,706)
                                                 -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                      5,442,815        (4,872,448)       41,145,273       2,652,375      52,546,952
                                                 -----------       -----------      ------------     -----------    ------------
Increase (decrease) in net assets                  9,950,148          (407,346)       47,263,463      13,755,433      29,191,220
Net assets at beginning of period                 36,778,126        53,764,055       278,884,644      76,689,316     107,216,539
                                                 -----------       -----------      ------------     -----------    ------------
Net assets at end of period                      $46,728,274       $53,356,709      $326,148,107     $90,444,749    $136,407,759
                                                 ===========       ===========      ============     ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        673,227           103,326         1,363,342       1,103,219       1,520,659
   Units redeemed                                   (273,306)         (261,932)         (980,008)       (739,544)       (286,933)
   Units transferred                                  30,182           (37,957)        1,099,165        (170,451)        653,250
                                                 -----------       -----------      ------------     -----------    ------------
Increase (decrease) in units outstanding             430,103          (196,563)        1,482,499         193,224       1,886,976
Beginning units                                    3,057,551         2,321,999        10,084,962       7,154,175       3,472,777
                                                 -----------       -----------      ------------     -----------    ------------
Ending units                                       3,487,654         2,125,436        11,567,461       7,347,399       5,359,753
                                                 ===========       ===========      ============     ===========    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                               Small & Mid Cap   Small Company    Technology  Telecom Utility   Worldwide High
                                               Value Portfolio  Value Portfolio   Portfolio      Portfolio     Income Portfolio
                                                  (Class 3)        (Class 3)      (Class 3)      (Class 3)         (Class 3)
                                               ---------------  ---------------  -----------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (3,327,185)     $  (700,163)   $  (242,466)   $   81,607        $  166,107
   Net realized gains (losses)                    18,780,173          836,967        597,758       185,194            (8,863)
   Change in net unrealized appreciation
      (depreciation) of investments              (19,633,806)      (6,680,877)     2,088,083       241,749           (78,605)
                                                ------------      -----------    -----------    ----------        ----------
      Increase (decrease) in net assets
         from operations                          (4,180,818)      (6,544,073)     2,443,375       508,550            78,639
                                                ------------      -----------    -----------    ----------        ----------
From capital transactions:
   Net proceeds from units sold                   62,652,618       31,415,065      3,345,654     2,900,007         1,260,142
   Cost of units redeemed                        (28,438,401)      (1,912,272)    (1,663,339)     (164,499)         (261,385)
   Net transfers                                  31,775,874       21,279,131      5,679,627     2,255,694           727,269
   Contract maintenance charge                       (40,051)          (2,911)        (2,746)         (185)              (24)
                                                ------------      -----------    -----------    ----------        ----------
      Increase (decrease) in net assets from
         capital transactions                     65,950,040       50,779,013      7,359,196     4,991,017         1,726,002
                                                ------------      -----------    -----------    ----------        ----------
Increase (decrease) in net assets                 61,769,222       44,234,940      9,802,571     5,499,567         1,804,641
Net assets at beginning of period                249,417,557       20,238,125     12,558,333     1,186,455         1,662,700
                                                ------------      -----------    -----------    ----------        ----------
Net assets at end of period                     $311,186,779      $64,473,065    $22,360,904    $6,686,022        $3,467,341
                                                ============      ===========    ===========    ==========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      3,285,378        3,024,087      1,205,198       173,192            65,137
   Units redeemed                                 (1,463,338)        (186,009)      (629,528)       (9,814)          (14,718)
   Units transferred                               1,671,977        2,102,437      1,964,321       134,427            36,286
                                                ------------      -----------    -----------    ----------        ----------
Increase (decrease) in units outstanding           3,494,017        4,940,515      2,539,991       297,805            86,705
Beginning units                                   13,641,167        1,999,516      5,308,607        79,302            78,968
                                                ------------      -----------    -----------    ----------        ----------
Ending units                                      17,135,184        6,940,031      7,848,598       377,107           165,673
                                                ============      ===========    ===========    ==========        ==========

                                                                                                  Diversified
                                                 Comstock       Growth and     Strategic Growth  International  Equity Income
                                                 Portfolio   Income Portfolio      Portfolio        Account       Account I
                                                (Class II)      (Class II)        (Class II)       (Class 1)      (Class 1)
                                               ------------  ----------------  ----------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    150,229   $ (1,312,248)    $  (441,843)      $   40,685     $  (297,438)
   Net realized gains (losses)                   21,030,416     31,636,466       1,687,010          891,603       4,407,356
   Change in net unrealized appreciation
      (depreciation) of investments             (33,697,211)   (26,853,166)      2,573,227         (372,586)     (1,788,717)
                                               ------------   ------------     -----------       ----------     -----------
      Increase (decrease) in net assets
         from operations                        (12,516,566)     3,471,052       3,818,394          559,702       2,321,201
                                               ------------   ------------     -----------       ----------     -----------
From capital transactions:
   Net proceeds from units sold                  16,544,309     70,075,892         776,238           58,972       1,395,228
   Cost of units redeemed                       (48,564,043)   (59,172,871)     (3,201,831)        (246,280)     (6,003,868)
   Net transfers                                   (866,246)    34,768,413      (1,690,060)       1,894,082       3,674,006
   Contract maintenance charge                      (80,530)       (94,376)         (6,011)            (431)         (7,421)
                                               ------------   ------------     -----------       ----------     -----------
      Increase (decrease) in net assets from
         capital transactions                   (32,966,510)    45,577,058      (4,121,664)       1,706,343        (942,055)
                                               ------------   ------------     -----------       ----------     -----------
Increase (decrease) in net assets               (45,483,076)    49,048,110        (303,270)       2,266,045       1,379,146
Net assets at beginning of period               376,648,609    488,270,723      28,337,928        3,361,967      60,395,735
                                               ------------   ------------     -----------       ----------     -----------
Net assets at end of period                    $331,165,533   $537,318,833     $28,034,658       $5,628,012     $61,774,881
                                               ============   ============     ===========       ==========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,154,623      4,483,165          72,048            6,983         129,186
   Units redeemed                                (3,372,161)    (3,733,838)       (304,654)         (28,464)       (546,819)
   Units transferred                                (33,433)     2,217,777        (170,961)         220,922         336,432
                                               ------------   ------------     -----------       ----------     -----------
Increase (decrease) in units outstanding         (2,250,971)     2,967,104        (403,567)         199,441         (81,201)
Beginning units                                  26,646,078     31,791,446       2,909,668          430,300       5,752,545
                                               ------------   ------------     -----------       ----------     -----------
Ending units                                     24,395,107     34,758,550       2,506,101          629,741       5,671,344
                                               ============   ============     ===========       ==========     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                         LargeCap      MidCap       Money       Mortgage
                                                 Growth       Income       Blend       Stock        Market     Securities
                                                 Account     Account      Account     Account      Account      Account
                                                (Class 1)   (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                               ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (20,370) $   799,894  $   38,761  $   (39,741) $   149,325  $   419,465
   Net realized gains (losses)                     55,014      (47,872)    640,888      693,809            0     (125,493)
   Change in net unrealized appreciation
      (depreciation) of investments               311,008      (48,026)   (353,355)  (1,306,550)           0      188,181
                                               ----------  -----------  ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               345,652      703,996     326,294     (652,482)     149,325      482,153
                                               ----------  -----------  ----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                     9,976      217,943      90,484       26,468      128,212        8,449
   Cost of units redeemed                        (124,906)  (1,570,619)   (900,704)    (678,432)  (1,469,586)  (1,249,215)
   Net transfers                                  105,003    1,802,566     304,954      (21,346)   1,889,110   (1,176,471)
   Contract maintenance charge                       (545)      (2,030)     (1,613)        (839)      (1,921)      (3,057)
                                               ----------  -----------  ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     (10,472)     447,860    (506,879)    (674,149)     545,815   (2,420,294)
                                               ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                 335,180    1,151,856    (180,585)  (1,326,631)     695,140   (1,938,141)
Net assets at beginning of period               1,595,675   15,411,695   9,158,305    7,472,559    3,665,896   11,351,666
                                               ----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period                    $1,930,855  $16,563,551  $8,977,720  $ 6,145,928  $ 4,361,036  $ 9,413,525
                                               ==========  ===========  ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,285       29,810      12,245        2,402       21,317        1,193
   Units redeemed                                 (16,266)    (213,415)   (121,589)     (61,769)    (243,414)    (184,644)
   Units transferred                               13,851      246,057      38,944       (6,009)     314,352     (172,921)
                                               ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in units outstanding           (1,130)      62,452     (70,400)     (65,376)      92,255     (356,372)
Beginning units                                   221,503    2,122,228   1,296,826      692,928      616,894    1,695,485
                                               ----------  -----------  ----------  -----------  -----------  -----------
Ending units                                      220,373    2,184,680   1,226,426      627,552      709,149    1,339,113
                                               ==========  ===========  ==========  ===========  ===========  ===========

                                                   Real Estate     SAM Balanced   SAM Conservative   SAM Conservative
                                               Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio
                                                    (Class 1)        (Class 1)        (Class 1)          (Class 1)
                                               ------------------  ------------  ------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   40,331        $  1,973,753     $   343,438        $   143,511
   Net realized gains (losses)                      532,564           5,907,921         577,456          3,262,168
   Change in net unrealized appreciation
      (depreciation) of investments                (932,332)          4,696,637         102,522          2,585,255
                                                 ----------        ------------     -----------        -----------
      Increase (decrease) in net assets from
         operations                                (359,437)         12,578,311       1,023,416          5,990,934
                                                 ----------        ------------     -----------        -----------
From capital transactions:
   Net proceeds from units sold                      80,978             779,087             426            387,374
   Cost of units redeemed                          (120,943)        (18,869,099)     (1,545,384)        (6,737,642)
   Net transfers                                   (271,708)          1,638,094          73,510         (1,918,420)
   Contract maintenance charge                         (308)            (26,313)         (1,742)           (13,341)
                                                 ----------        ------------     -----------        -----------
      Increase (decrease) in net assets from
         capital transactions                      (311,981)        (16,478,231)     (1,473,190)        (8,282,029)
                                                 ----------        ------------     -----------        -----------
Increase (decrease) in net assets                  (671,418)         (3,899,920)       (449,774)        (2,291,095)
Net assets at beginning of period                 1,991,443         183,998,899      17,517,026         80,620,425
                                                 ----------        ------------     -----------        -----------
Net assets at end of period                      $1,320,025        $180,098,979     $17,067,252        $78,329,330
                                                 ==========        ============     ===========        ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         3,642              74,681              59             34,142
   Units redeemed                                    (5,987)         (1,785,129)       (205,664)          (596,130)
   Units transferred                                (14,907)            153,027          10,615           (168,174)
                                                 ----------        ------------     -----------        -----------
Increase (decrease) in units outstanding            (17,252)         (1,557,421)       (194,990)          (730,162)
Beginning units                                      94,034          18,183,081       2,412,113          7,480,827
                                                 ----------        ------------     -----------        -----------
Ending units                                         76,782          16,625,660       2,217,123          6,750,665
                                                 ==========        ============     ===========        ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                   SAM          SAM        Short-
                                                 Flexible    Strategic      Term       SmallCap   SmallCap
                                                  Income       Growth      Income       Growth     Value
                                                Portfolio    Portfolio     Account     Account    Account
                                                (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                               -----------  -----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                   $ 1,010,409  $   (69,493) $  121,358  $  (27,163)  $    999
   Net realized gains (losses)                     860,949    1,111,089     (19,978)     98,374     45,856
Change in net unrealized appreciation
   (depreciation) of investments                  (462,094)     820,646      (2,913)     (4,631)   (86,311)
                                               -----------  -----------  ----------  ----------   --------
   Increase (decrease) in net assets from
      operations                                 1,409,264    1,862,242      98,467      66,580    (39,456)
                                               -----------  -----------  ----------  ----------   --------
From capital transactions:
   Net proceeds from units sold                      4,556      315,047      10,200          48          0
   Cost of units redeemed                       (3,066,586)  (2,039,472)   (378,733)   (240,566)    (9,969)
   Net transfers                                   911,358     (102,413)     70,340      (6,023)   146,937
   Contract maintenance charge                      (5,370)      (5,244)       (908)       (321)       (98)
                                               -----------  -----------  ----------  ----------   --------
      Increase (decrease) in net assets from
         capital transactions                   (2,156,042)  (1,832,082)   (299,101)   (246,862)   136,870
                                               -----------  -----------  ----------  ----------   --------
Increase (decrease) in net assets                 (746,778)      30,160    (200,634)   (180,282)    97,414
Net assets at beginning of period               32,371,535   24,061,064   3,500,054   1,863,932    217,020
                                               -----------  -----------  ----------  ----------   --------
Net assets at end of period                    $31,624,757  $24,091,224  $3,299,420  $1,683,650   $314,434
                                               ===========  ===========  ==========  ==========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          533       25,407       1,508           7          0
   Units redeemed                                 (362,949)    (164,514)    (55,773)    (32,997)      (971)
   Units transferred                               106,264       (8,638)     10,297      (1,690)    13,184
                                               -----------  -----------  ----------  ----------   --------
Increase (decrease) in units outstanding          (256,152)    (147,745)    (43,968)    (34,680)    12,213
Beginning units                                  3,921,709    2,028,132     525,980     271,871     19,578
                                               -----------  -----------  ----------  ----------   --------
Ending units                                     3,665,557    1,880,387     482,012     237,191     31,791
                                               ===========  ===========  ==========  ==========   ========


                                                West Coast   Diversified     Equity
                                                  Equity    International    Income       Growth       Income
                                                 Account      Account       Account I     Account      Account
                                                (Class 1)    (Class 2)      (Class 2)    (Class 2)    (Class 2)
                                               -----------  -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                   $  (235,534)   $   31,778   $  (477,994)  $ (15,918)  $   652,412
   Net realized gains (losses)                   1,965,983     1,069,792     4,260,793      84,611      (147,122)
Change in net unrealized appreciation
   (depreciation) of investments                   489,297      (497,533)   (2,115,685)    124,294        38,440
                                               -----------    ----------   -----------   ---------   -----------
   Increase (decrease) in net assets from
      operations                                 2,219,746       604,037     1,667,114     192,987       543,730
                                               -----------    ----------   -----------   ---------   -----------
From capital transactions:
   Net proceeds from units sold                    818,265        97,629     4,159,083       1,302       183,819
   Cost of units redeemed                       (2,817,798)     (369,608)   (6,730,540)   (219,313)   (4,057,745)
   Net transfers                                   881,953     1,664,389     4,119,873      62,066       217,061
   Contract maintenance charge                      (4,600)         (381)       (7,631)       (205)       (3,265)
                                               -----------    ----------   -----------   ---------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,122,180)    1,392,029     1,540,785    (156,150)   (3,660,130)
                                               -----------    ----------   -----------   ---------   -----------
Increase (decrease) in net assets                1,097,566     1,996,066     3,207,899      36,837    (3,116,400)
Net assets at beginning of period               30,663,761     4,461,640    51,305,430     957,698    15,802,004
                                               -----------    ----------   -----------   ---------   -----------
Net assets at end of period                    $31,761,327    $6,457,706   $54,513,329   $ 994,535   $12,685,604
                                               ===========    ==========   ===========   =========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       62,788        11,566       394,011         151        25,738
   Units redeemed                                 (213,398)      (43,671)     (629,018)    (27,488)     (561,034)
   Units transferred                                68,640       188,401       389,316       8,011        29,415
                                               -----------    ----------   -----------   ---------   -----------
Increase (decrease) in units outstanding           (81,970)      156,296       154,309     (19,326)     (505,881)
Beginning units                                  2,438,907       581,190     4,996,995     135,152     2,210,997
                                               -----------    ----------   -----------   ---------   -----------
Ending units                                     2,356,937       737,486     5,151,304     115,826     1,705,116
                                               ===========    ==========   ===========   =========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                 LargeCap     MidCap        Money       Mortgage    Real Estate
                                                  Blend        Stock       Market      Securities    Securities
                                                 Account      Account      Account       Account      Account
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    (4,064) $   (32,406) $   106,158   $   164,852   $   34,507
   Net realized gains (losses)                     405,255      395,729            0       (96,329)     517,801
   Change in net unrealized appreciation
      (depreciation) of investments               (275,689)    (640,556)           0        92,955     (947,133)
                                               -----------  -----------  -----------   -----------   ----------
      Increase (decrease) in net assets from
         operations                                125,502     (277,233)     106,158       161,478     (394,825)
                                               -----------  -----------  -----------   -----------   ----------
From capital transactions:
   Net proceeds from units sold                    168,787       22,358       66,770        16,002       59,143
   Cost of units redeemed                       (1,221,777)    (871,109)  (6,256,185)   (1,696,155)    (151,432)
   Net transfers                                  (169,633)    (475,245)   7,796,961      (205,459)    (428,239)
   Contract maintenance charge                        (560)        (535)        (887)       (2,518)        (420)
                                               -----------  -----------  -----------   -----------   ----------
      Increase (decrease) in net assets from
         capital transactions                   (1,223,183)  (1,324,531)   1,606,659    (1,888,130)    (520,948)
                                               -----------  -----------  -----------   -----------   ----------
Increase (decrease) in net assets               (1,097,681)  (1,601,764)   1,712,817    (1,726,652)    (915,773)
Net assets at beginning of period                3,474,705    3,927,186    2,724,190     5,028,514    2,294,813
                                               -----------  -----------  -----------   -----------   ----------
Net assets at end of period                    $ 2,377,024  $ 2,325,422  $ 4,437,007   $ 3,301,862   $1,379,040
                                               ===========  ===========  ===========   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       23,442        2,093       11,495         2,429        2,600
   Units redeemed                                 (169,959)     (81,955)  (1,056,695)     (257,594)      (8,072)
   Units transferred                               (23,201)     (48,833)   1,318,136       (30,748)     (22,231)
                                               -----------  -----------  -----------   -----------   ----------
Increase (decrease) in units outstanding          (169,718)    (128,695)     272,936      (285,913)     (27,703)
Beginning units                                    502,522      372,499      468,575       768,702      108,166
                                               -----------  -----------  -----------   -----------   ----------
Ending units                                       332,804      243,804      741,511       482,789       80,463
                                               ===========  ===========  ===========   ===========   ==========


                                                                SAM             SAM           SAM           SAM
                                                    SAM      Conservative  Conservative     Flexible     Strategic
                                                  Balanced      Balanced       Growth         Income      Growth
                                                 Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 2)    (Class 2)      (Class 2)     (Class 2)     (Class 2)
                                               ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  1,135,907  $   342,111   $   (100,959) $  1,443,635  $   (207,830)
   Net realized gains (losses)                    9,079,944    1,165,515      4,457,003     1,766,329     1,264,627
   Change in net unrealized appreciation
      (depreciation) of investments                  76,654     (313,033)       975,586    (1,152,083)    1,129,978
                                               ------------  -----------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              10,292,505    1,194,593      5,331,630     2,057,881     2,186,775
                                               ------------  -----------   ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   4,263,210      684,159      1,712,425       849,523     2,192,374
   Cost of units redeemed                       (36,450,475)  (6,174,438)   (11,382,999)  (14,629,343)   (3,372,259)
   Net transfers                                  1,010,455     (716,251)    (2,970,792)      646,861       509,266
   Contract maintenance charge                      (28,416)      (4,163)       (13,202)      (12,835)       (5,552)
                                               ------------  -----------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (31,205,226)  (6,210,693)   (12,654,568)  (13,145,794)     (676,171)
Increase (decrease) in net assets               (20,912,721)  (5,016,100)    (7,322,938)  (11,087,913)    1,510,604
Net assets at beginning of period               166,390,537   24,267,380     76,120,627    55,327,490    29,288,163
                                               ------------  -----------   ------------  ------------  ------------
Net assets at end of period                    $145,477,816  $ 19,251,280  $ 68,797,689  $ 44,239,577  $ 30,798,767
                                               ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       413,940       67,576        154,763        90,365       177,647
   Units redeemed                                (3,527,095)    (841,817)    (1,026,255)   (1,764,038)     (272,556)
   Units transferred                                 92,854      (96,366)      (264,587)       74,877        37,232
                                               ------------  -----------   ------------  ------------  ------------
Increase (decrease) in units outstanding         (3,020,301)    (870,607)    (1,136,079)   (1,598,796)      (57,677)
Beginning units                                  16,711,342    3,394,114      7,199,949     6,820,316     2,516,995
                                               ------------  -----------   ------------  ------------  ------------
Ending units                                     13,691,041    2,523,507      6,063,870     5,221,520     2,459,318
                                               ============  ============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                                                                               Columbia
                                                                                                                 Asset
                                                                                                              Allocation
                                                                                                                 Fund,
                                                 Short-Term       SmallCap       SmallCap       West Coast     Variable
                                               Income Account  Growth Account  Value Account  Equity Account    Series
                                                  (Class 2)       (Class 2)      (Class 2)       (Class 2)     (Class A)
                                               --------------  --------------  -------------  --------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $    92,389      $ (14,977)      $  1,208      $  (148,449)  $   18,307
   Net realized gains (losses)                       (40,653)        69,278         39,441        1,429,945      140,185
   Change in net unrealized appreciation
      (depreciation) of investments                   20,666        (14,116)       (70,317)        (378,633)     (59,014)
                                                 -----------      ---------       --------      -----------   ----------
      Increase (decrease) in net assets from
      operations                                      72,402         40,185        (29,668)         902,863       99,478
                                                 -----------      ---------       --------      -----------   ----------
From capital transactions:
   Net proceeds from units sold                        4,183          3,274          9,391          414,714            0
   Cost of units redeemed                         (1,162,066)      (250,532)       (23,617)      (2,378,555)     (92,795)
   Net transfers                                     274,720        (10,107)        11,865       (1,645,236)      48,058
   Contract maintenance charge                          (774)          (184)           (84)          (2,314)        (263)
                                                 -----------      ---------       --------      -----------   ----------
      Increase (decrease) in net assets from
         capital transactions                       (883,937)      (257,549)        (2,445)      (3,611,391)     (45,000)
                                                 -----------      ---------       --------      -----------   ----------
Increase (decrease) in net assets                   (811,535)      (217,364)       (32,113)      (2,708,528)      54,478
Net assets at beginning of period                  3,160,390        994,542        260,044       14,402,243    1,373,371
                                                 -----------      ---------       --------      -----------   ----------
Net assets at end of period                      $ 2,348,855      $ 777,178       $227,931      $11,693,715   $1,427,849
                                                 ===========      =========       ========      ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            636            427            869           32,486            0
   Units redeemed                                   (174,852)       (34,787)        (2,239)        (184,898)      (7,899)
   Units transferred                                  41,867         (1,426)         1,041         (128,954)       3,910
                                                 -----------      ---------       --------      -----------   ----------
Increase (decrease) in units outstanding            (132,349)       (35,786)          (329)        (281,366)      (3,989)
Beginning units                                      480,261        147,936         23,541        1,174,244      121,392
                                                 -----------      ---------       --------      -----------   ----------
Ending units                                         347,912        112,150         23,212          892,878      117,403
                                                 ===========      =========       ========      ===========   ==========


                                                                Columbia Small                    Columbia Marsico
                                                Columbia Large  Company Growth    Columbia High   Focused Equities  Columbia Marsico
                                               Cap Value Fund,  Fund, Variable     Yield Fund,     Fund, Variable     Growth Fund,
                                               Variable Series      Series       Variable Series       Series        Variable Series
                                                  (Class A)        (Class A)        (Class A)        (Class A)          (Class A)
                                               ---------------  --------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (8,891)      $  (66,958)      $ 1,062,567      $ (1,250,990)      $ (108,263)
   Net realized gains (losses)                      723,403           99,831           606,929         4,157,048          240,097
   Change in net unrealized appreciation
      (depreciation) of investments                (616,291)         433,334        (1,617,090)        6,441,050          930,668
                                                 ----------       ----------       -----------      ------------       ----------
      Increase (decrease) in net assets from
      operations                                     98,221          466,207            52,406         9,347,108        1,062,502
                                                 ----------       ----------       -----------      ------------       ----------
From capital transactions:
   Net proceeds from units sold                     668,123           59,006         2,308,909         9,131,944          438,134
   Cost of units redeemed                          (527,324)        (268,443)       (4,516,484)      (10,402,373)        (435,616)
   Net transfers                                    117,452         (115,660)         (461,536)       (1,215,900)         105,913
   Contract maintenance charge                         (800)            (338)           (2,948)           (8,102)            (702)
                                                 ----------       ----------       -----------      ------------       ----------
      Increase (decrease) in net assets from
         capital transactions                       257,451         (325,435)       (2,672,059)       (2,494,431)         107,729
                                                 ----------       ----------       -----------      ------------       ----------
Increase (decrease) in net assets                   355,672          140,772        (2,619,653)        6,852,677        1,170,231
Net assets at beginning of period                 7,643,812        4,061,145        30,752,895        78,555,725        6,660,456
                                                 ----------       ----------       -----------      ------------       ----------
Net assets at end of period                      $7,999,484       $4,201,917       $28,133,242      $ 85,408,402       $7,830,687
                                                 ==========       ==========       ===========      ============       ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        49,354            4,641           144,048           734,356           39,302
   Units redeemed                                   (38,742)         (20,540)         (282,654)         (825,127)         (38,215)
   Units transferred                                  9,267           (8,978)          (30,260)          (87,197)           9,086
                                                 ----------       ----------       -----------      ------------       ----------
Increase (decrease) in units outstanding             19,879          (24,877)         (168,866)         (177,968)          10,173
Beginning units                                     581,409          337,697         1,942,396         6,596,122          630,078
                                                 ----------       ----------       -----------      ------------       ----------
Ending units                                        601,288          312,820         1,773,530         6,418,154          640,251
                                                 ==========       ==========       ===========      ============       ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                     Columbia Marsico
                                                                                       International
                                                Columbia Marsico   Columbia Mid Cap    Opportunities       Asset
                                               21st Century Fund,    Growth Fund,      Fund, Variable   Allocation      Global
                                                Variable Series     Variable Series       Series           Fund       Growth Fund
                                                    (Class A)          (Class A)         (Class B)       (Class 2)     (Class 2)
                                               ------------------  ----------------  ----------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                     $  (25,369)       $  (33,408)        $ (124,204)   $    929,577  $  6,567,099
   Net realized gains (losses)                         203,395           518,126            698,937      10,138,678    43,798,438
   Change in net unrealized appreciation
      (depreciation) of investments                    195,945          (108,414)           857,296      (3,591,099)   20,301,218
                                                    ----------        ----------         ----------    ------------  ------------
      Increase (decrease) in net assets from
         operations                                    373,971           376,304          1,432,029       7,477,156    70,666,755
                                                    ----------        ----------         ----------    ------------  ------------
From capital transactions:
   Net proceeds from units sold                         27,510             2,844            519,718       2,319,137    30,429,094
   Cost of units redeemed                             (142,766)         (195,789)          (454,856)    (24,911,148)  (65,839,686)
   Net transfers                                       203,429          (137,313)          (150,903)     16,986,060    39,360,429
   Contract maintenance charge                            (142)             (253)              (770)        (51,240)      (95,064)
                                                    ----------        ----------         ----------    ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                           88,031          (330,511)           (86,811)     (5,657,191)    3,854,773
                                                    ----------        ----------         ----------    ------------  ------------
Increase (decrease) in net assets                      462,002            45,793          1,345,218       1,819,965    74,521,528
Net assets at beginning of period                    2,152,593         2,165,600          7,939,963     149,201,594   522,537,934
                                                    ----------        ----------         ----------    ------------  ------------
Net assets at end of period                         $2,614,595        $2,211,393         $9,285,181    $151,021,559  $597,059,462
                                                    ==========        ==========         ==========    ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            1,515               261             25,633         137,273     1,346,775
   Units redeemed                                       (8,109)          (17,945)           (21,897)     (1,471,651)   (2,812,699)
   Units transferred                                    11,259           (12,385)            (6,824)      1,006,414     1,721,645
                                                    ----------        ----------         ----------    ------------  ------------
Increase (decrease) in units outstanding                 4,665           (30,069)            (3,088)       (327,964)      255,721
Beginning units                                        133,483           224,283            407,568       9,276,573    24,092,230
                                                    ----------        ----------         ----------    ------------  ------------
Ending units                                           138,148           194,214            404,480       8,948,609    24,347,951
                                                    ==========        ==========         ==========    ============  ============


                                                                                Asset         Cash
                                                              Growth-Income   Allocation   Management
                                                Growth Fund       Fund          Fund          Fund       Growth Fund
                                                 (Class 2)      (Class 2)     (Class 3)     (Class 3)     (Class 3)
                                               -------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (6,875,153) $   (724,168) $    608,774  $  1,056,940  $ (2,298,605)
   Net realized gains (losses)                    89,752,521    49,526,714     3,961,269       436,325    39,038,564
   Change in net unrealized appreciation
      (depreciation) of investments                2,406,467   (20,474,628)     (621,329)     (856,080)   10,269,609
                                                ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                               85,283,835    28,327,918     3,948,714       637,185    47,009,568
                                                ------------  ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   35,202,851    36,616,165       439,533        72,183     2,103,225
   Cost of units redeemed                        (96,095,503)  (99,236,597)  (12,814,775)  (12,591,457)  (62,800,463)
   Net transfers                                  14,871,044    35,083,063     3,709,564    13,846,750   (11,767,187)
   Contract maintenance charge                      (143,556)     (156,295)      (23,917)       (8,079)     (137,952)
                                                ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (46,165,164)  (27,693,664)   (8,689,595)    1,319,397   (72,602,377)
                                                ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                 39,118,671       634,254    (4,740,881)    1,956,582   (25,592,809)
Net assets at beginning of period                795,069,301   784,498,398    76,054,888    18,196,166   451,036,649
                                                ------------  ------------  ------------  ------------  ------------
Net assets at end of period                     $834,187,972  $785,132,652  $ 71,314,007  $ 20,152,748  $425,443,840
                                                ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      1,678,759     1,958,090         8,878         3,466        10,759
   Units redeemed                                 (4,409,616)   (5,194,434)     (256,860)     (570,900)     (322,094)
   Units transferred                                 705,978     1,850,621        74,215       626,158       (60,408)
                                                ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          (2,024,879)   (1,385,723)     (173,767)       58,724      (371,743)
Beginning units                                   39,467,458    43,071,182     1,601,343       836,379     2,476,760
                                                ------------  ------------  ------------  ------------  ------------
Ending units                                      37,442,579    41,685,459     1,427,576       895,103     2,105,017
                                                ============  ============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                              U.S.
                                                                                            Government
                                                                                           /AAA- Rated
                                                  Growth-    High-Income                    Securities      Growth and
                                                Income Fund   Bond Fund     International      Fund      Income Portfolio
                                                 (Class 3)    (Class 3)    Fund (Class 3)    (Class 3)      (Class VC)
                                               ------------  -----------  ----------------  -----------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    772,987  $ 2,911,627    $    196,213    $ 1,795,501    $   (615,876)
   Net realized gains (losses)                   20,245,316     (917,301)     11,165,628       (823,814)     27,747,765
   Change in net unrealized appreciation
      (depreciation) of investments              (2,952,912)  (1,827,181)      9,444,121        534,222     (23,237,230)
                                               ------------  -----------    ------------    -----------    ------------
      Increase (decrease) in net assets from
         operations                              18,065,391      167,145      20,805,962      1,505,909       3,894,659
                                               ------------  -----------    ------------    -----------    ------------
From capital transactions:
   Net proceeds from units sold                   2,323,376      140,339         882,032        109,616      53,533,161
   Cost of units redeemed                       (65,248,156)  (5,161,041)    (17,958,032)    (4,655,032)    (30,667,308)
   Net transfers                                 (7,734,531)    (973,542)       (648,697)       (38,791)      8,903,794
   Contract maintenance charge                     (151,470)     (11,838)        (35,054)       (10,528)        (49,161)
                                               ------------  -----------    ------------    -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                   (70,810,781)  (6,006,082)    (17,759,751)    (4,594,735)     31,720,486
                                               ------------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets               (52,745,390)  (5,838,937)      3,046,211     (3,088,826)     35,615,145
Net assets at beginning of period               457,705,512   33,496,125     120,436,613     31,959,063     246,019,110
                                               ------------  -----------    ------------    -----------    ------------
Net assets at end of period                    $404,960,122  $27,657,188    $123,482,824    $28,870,237    $281,634,255
                                               ============  ===========    ============    ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        16,787        1,869          16,217          3,347       3,821,794
   Units redeemed                                  (468,768)     (73,789)       (328,502)      (142,859)     (2,172,493)
   Units transferred                                (55,273)     (13,804)        (12,662)        (1,715)        640,009
                                               ------------  -----------    ------------    -----------    ------------
Increase (decrease) in units outstanding           (507,254)     (85,724)       (324,947)      (141,227)      2,289,310
Beginning units                                   3,444,347      489,770       2,405,011        996,762      17,926,774
                                               ------------  -----------    ------------    -----------    ------------
Ending units                                      2,937,093      404,046       2,080,064        855,535      20,216,084
                                               ============  ===========    ============    ===========    ============

                                                                  BB&T
                                                                Capital       Manager                      BB&T
                                                Mid Cap Value    Equity      BB&T Large    Large Cap   BB&T Mid Cap
                                                  Portfolio        VIF       Growth VIF      Cap VIF    Growth VIF
                                                 (Class VC)     Portfolio  Portfolio (1)    Portfolio    Portfolio
                                               --------------  ----------  --------------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,099,946)   $   55,863     $     (54)   $   15,868  $  (54,346)
   Net realized gains (losses)                   15,828,426       508,851        15,227       466,941     486,888
   Change in net unrealized appreciation
      (depreciation) of investments             (14,655,559)     (576,407)      (10,167)     (793,506)    537,783
                                               ------------    ----------     ---------    ----------  ----------
      Increase (decrease) in net assets from
         operations                                  72,921       (11,693)        5,006      (310,697)    970,325
                                               ------------    ----------     ---------    ----------  ----------
From capital transactions:
   Net proceeds from units sold                     756,718       774,297        33,619       979,074     627,191
   Cost of units redeemed                       (16,998,350)     (381,717)         (183)      (96,157)   (151,923)
   Net transfers                                 (2,911,606)      819,073      (263,944)    1,133,744     525,215
   Contract maintenance charge                      (33,083)         (135)           (7)         (157)       (217)
                                               ------------    ----------     ---------    ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (19,186,321)    1,211,518      (230,515)    2,016,504   1,000,266
                                               ------------    ----------     ---------    ----------  ----------
Increase (decrease) in net assets               (19,113,400)    1,199,825      (225,509)    1,705,807   1,970,591
Net assets at beginning of period                98,390,983     3,554,572       225,509     2,174,000   2,343,054
                                               ------------    ----------     ---------    ----------  ----------
Net assets at end of period                    $ 79,277,583    $4,754,397     $       0    $3,879,807  $4,313,645
                                               ============    ==========     =========    ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        48,288        62,552         3,094        77,409      49,090
   Units redeemed                                (1,070,897)      (30,173)          (18)       (7,649)    (12,118)
   Units transferred                               (194,545)       66,390       (24,368)       91,772      46,005
                                               ------------    ----------     ---------    ----------  ----------
Increase (decrease) in units outstanding         (1,217,154)       98,769       (21,292)      161,532      82,977
Beginning units                                   6,529,071       297,909        21,292       174,402     215,430
                                               ------------    ----------     ---------    ----------  ----------
Ending units                                      5,311,917       396,678             0       335,934     298,407
                                               ============    ==========     =========    ==========  ==========

(1)  For the period from January 1, 2007 through February 12, 2007.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                BB&T Special
                                               Opportunities     BB&T Total     MTB Large    MTB Large
                                                 Equity VIF   Return Bond VIF   Cap Growth   Cap Value
                                                 Portfolio       Portfolio     Fund II (2)  Fund II (2)
                                               -------------  ---------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (106,784)     $  157,720        $ (1)       $    5
   Net realized gains (losses)                      556,698           4,187          13            51
   Change in net unrealized appreciation
      (depreciation) of investments                  28,181         179,853          (3)          (40)
                                                -----------      ----------        ----        ------
      Increase (decrease) in net assets from
         operations                                 478,095         341,760           9            16
                                                -----------      ----------        ----        ------
From capital transactions:
   Net proceeds from units sold                   2,915,456       1,569,106         200           200
   Cost of units redeemed                          (218,376)       (352,758)          0             0
   Net transfers                                  3,715,289       3,777,080           0         2,265
   Contract maintenance charge                         (243)           (257)          0             0
                                                -----------      ----------        ----        ------
      Increase (decrease) in net assets from
         capital transactions                     6,412,126       4,993,171         200         2,465
                                                -----------      ----------        ----        ------
Increase (decrease) in net assets                 6,890,221       5,334,931         209         2,481
Net assets at beginning of period                 3,349,682       3,070,867           0             0
                                                -----------      ----------        ----        ------
Net assets at end of period                     $10,239,903      $8,405,798        $209        $2,481
                                                ===========      ==========        ====        ======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       208,427         152,509          20            20
   Units redeemed                                   (15,547)        (34,158)          0             0
   Units transferred                                265,282         367,061           0           236
                                                -----------      ----------        ----        ------
Increase (decrease) in units outstanding            458,162         485,412          20           256
Beginning units                                     263,198         300,793           0             0
                                                -----------      ----------        ----        ------
Ending units                                        721,360         786,205          20           256
                                                ===========      ==========        ====        ======


                                                 MTB Managed       MTB Managed     MTB Managed
                                               Allocation Fund  Allocation Fund  Allocation Fund
                                                - Aggressive     - Conservative     - Moderate
                                                Growth II (2)     Growth II (2)   Growth II (2)
                                               ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                     $   4             $  3             $  2
   Net realized gains (losses)                          5                4                5
   Change in net unrealized appreciation
      (depreciation) of investments                    (1)              (1)              (1)
                                                    -----             ----             ----
      Increase (decrease) in net assets from
         operations                                     8                6                6
                                                    -----             ----             ----
From capital transactions:
   Net proceeds from units sold                       199              200              201
   Cost of units redeemed                               0                0                0
   Net transfers                                        0                0                0
   Contract maintenance charge                          0                0                0
                                                    -----             ----             ----
      Increase (decrease) in net assets from
         capital transactions                         199              200              201
                                                    -----             ----             ----
Increase (decrease) in net assets                     207              206              207
Net assets at beginning of period                       0                0                0
                                                    -----             ----             ----
Net assets at end of period                         $ 207             $206             $207
                                                    =====             ====             ====
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          20               20               20
   Units redeemed                                       0                0                0
   Units transferred                                    0                0                0
                                                    -----             ----             ----
Increase (decrease) in units outstanding               20               20               20
Beginning units                                         0                0                0
                                                    -----             ----             ----
Ending units                                           20               20               20
                                                    =====             ====             ====

(2)  For the period from February 5, 2007 (inception) through December 31, 2007

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006


                                                                    Capital     Government and
                                               Asset Allocation   Appreciation   Quality Bond                     Natural Resources
                                                   Portfolio       Portfolio       Portfolio    Growth Portfolio       Portfolio
                                                   (Class 1)       (Class 1)       (Class 1)        (Class 1)          (Class 1)
                                               ----------------  -------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  4,746,725    $  (9,827,390)  $  5,697,655     $ (2,787,677)      $ (1,699,752)
   Net realized gains (losses)                      7,583,681        5,003,751       (838,320)      25,266,895         27,918,135
   Change in net unrealized appreciation
      (depreciation) of investments                14,453,916       69,262,196       (608,149)       9,855,289         11,560,568
                                                 ------------    -------------   ------------     ------------       ------------
      Increase (decrease) in net assets from
         operations                                26,784,322       64,438,557      4,251,186       32,334,507         37,778,951
                                                 ------------    -------------   ------------     ------------       ------------
From capital transactions:
   Net proceeds from units sold                     2,024,766        3,762,594      2,328,893        1,492,696          1,786,614
   Cost of units redeemed                         (62,024,631)    (126,398,361)   (62,892,978)     (53,697,056)       (32,660,245)
   Net transfers                                   (9,561,429)     (30,341,039)     1,884,705      (16,031,217)        (2,154,579)
   Contract maintenance charge                       (112,924)        (288,831)       (94,112)        (111,358)           (55,917)
                                                 ------------    -------------   ------------     ------------       ------------
      Increase (decrease) in net assets from
         capital transactions                     (69,674,218)    (153,265,637)   (58,773,492)     (68,346,935)       (33,084,127)
                                                 ------------    -------------   ------------     ------------       ------------
Increase (decrease) in net assets                 (42,889,896)     (88,827,080)   (54,522,306)     (36,012,428)         4,694,824
Net assets at beginning of period                 321,733,604      757,649,565    313,817,725      322,928,294        179,488,507
                                                 ------------    -------------   ------------     ------------       ------------
Net assets at end of period                      $278,843,708    $ 668,822,485   $259,295,419     $286,915,866       $184,183,331
                                                 ============    =============   ============     ============       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          84,814           90,465        137,285           48,998             40,121
   Units redeemed                                  (2,599,860)      (3,103,036)    (3,696,714)      (1,679,736)          (722,584)
   Units transferred                                 (405,316)        (739,588)       106,622         (508,452)           (72,995)
                                                 ------------    -------------   ------------     ------------       ------------
Increase (decrease) in units outstanding           (2,920,362)      (3,752,159)    (3,452,807)      (2,139,190)          (755,458)
Beginning units                                    13,938,800       19,508,840     18,471,409       10,505,079          4,551,838
                                                 ------------    -------------   ------------     ------------       ------------
Ending units                                       11,018,438       15,756,681     15,018,602        8,365,889          3,796,380
                                                 ============    =============   ============     ============       ============

                                                                                 Government
                                                                    Capital         and
                                               Asset Allocation  Appreciation   Quality Bond                    Natural Resources
                                                   Portfolio       Portfolio     Portfolio    Growth Portfolio      Portfolio
                                                   (Class 2)       (Class 2)     (Class 2)        (Class 2)         (Class 2)
                                               ----------------  ------------  -------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   258,935    $ (1,908,786)  $  2,274,704     $  (813,094)      $  (407,193)
   Net realized gains (losses)                        408,870       5,806,861       (736,737)      8,702,500         4,666,624
   Change in net unrealized appreciation
      (depreciation) of investments                   902,213       7,394,163        180,621         185,512         3,068,993
                                                  -----------    ------------   ------------     -----------       -----------
      Increase (decrease) in net assets from
         operations                                 1,570,018      11,292,238      1,718,588       8,074,918         7,328,424
                                                  -----------    ------------   ------------     -----------       -----------
From capital transactions:
   Net proceeds from units sold                       139,110       3,676,777      1,502,910       1,156,087           399,884
   Cost of units redeemed                          (1,220,099)    (14,575,014)   (13,424,761)     (7,049,131)       (3,690,224)
   Net transfers                                     (235,809)       (669,583)     2,569,130      (2,304,984)        1,455,039
   Contract maintenance charge                         (2,822)        (20,313)       (17,726)        (11,471)           (5,330)
                                                  -----------    ------------   ------------     -----------       -----------
      Increase (decrease) in net assets from
         capital transactions                      (1,319,620)    (11,588,133)    (9,370,447)     (8,209,499)       (1,840,631)
                                                  -----------    ------------   ------------     -----------       -----------
Increase (decrease) in net assets                     250,398        (295,895)    (7,651,859)       (134,581)        5,487,793
Net assets at beginning of period                  17,640,251     125,735,996    124,714,245      76,357,097        33,185,413
                                                  -----------    ------------   ------------     -----------       -----------
Net assets at end of period                       $17,890,649    $125,440,101   $117,062,386     $76,222,516       $38,673,206
                                                  ===========    ============   ============     ===========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           5,717          89,755         88,943          37,006             9,266
   Units redeemed                                     (52,158)       (355,575)      (793,302)       (223,024)          (83,201)
   Units transferred                                   (9,829)        (19,487)       148,386         (73,250)           30,922
                                                  -----------    ------------   ------------     -----------       -----------
Increase (decrease) in units outstanding              (56,270)       (285,307)      (555,973)       (259,268)          (43,013)
Beginning units                                       771,375       3,183,176      7,329,772       2,499,894           847,774
                                                  -----------    ------------   ------------     -----------       -----------
Ending units                                          715,105       2,897,869      6,773,799       2,240,626           804,761
                                                  ===========    ============   ============     ===========       ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                   Capital     Government and
                                               Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                                   Portfolio      Portfolio       Portfolio    Growth Portfolio      Portfolio
                                                   (Class 3)      (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                               ----------------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   400,729    $ (5,206,768)  $  6,951,095     $ (2,023,074)      $   (986,004)
   Net realized gains (losses)                        209,227       1,899,015       (496,608)      17,100,508          5,194,379
   Change in net unrealized appreciation
      (depreciation) of investments                 1,557,868      34,074,780       (612,556)       3,389,515         11,909,733
                                                  -----------    ------------   ------------     ------------       ------------
      Increase (decrease) in net assets from
         operations                                 2,167,824      30,767,027      5,841,931       18,466,949         16,118,108
                                                  -----------    ------------   ------------     ------------       ------------
From capital transactions:
   Net proceeds from units sold                     5,085,037      87,517,349     77,597,221       27,629,665         34,706,819
   Cost of units redeemed                          (1,888,243)    (18,857,491)   (26,088,137)     (10,885,647)        (5,847,742)
   Net transfers                                    5,740,977      36,327,915     50,070,530        9,719,552         13,904,807
   Contract maintenance charge                         (2,334)        (43,765)       (45,675)         (27,593)            (9,407)
                                                  -----------    ------------   ------------     ------------       ------------
      Increase (decrease) in net assets from
         capital transactions                       8,935,437     104,944,008    101,533,939       26,435,977         42,754,477
                                                  -----------    ------------   ------------     ------------       ------------
Increase (decrease) in net assets                  11,103,261     135,711,035    107,375,870       44,902,926         58,872,585
Net assets at beginning of period                  17,058,830     262,830,722    292,427,365      146,367,054         57,999,175
                                                  -----------    ------------   ------------     ------------       ------------
Net assets at end of period                       $28,162,091    $398,541,757   $399,803,235     $191,269,980       $116,871,760
                                                  ===========    ============   ============     ============       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         217,331       2,177,401      4,637,913          885,896            794,531
   Units redeemed                                     (80,542)       (464,585)    (1,552,747)        (344,777)          (130,583)
   Units transferred                                  247,188         894,257      2,958,114          309,650            308,824
                                                  -----------    ------------   ------------     ------------       ------------
Increase (decrease) in units outstanding              383,977       2,607,073      6,043,280          850,769            972,772
Beginning units                                       750,594       6,681,856     17,250,525        4,809,610          1,488,282
                                                  -----------    ------------   ------------     ------------       ------------
Ending units                                        1,134,571       9,288,929     23,293,805        5,660,379          2,461,054
                                                  ===========    ============   ============     ============       ============

                                                Aggressive
                                                  Growth     Alliance Growth                      Blue Chip Growth  Capital Growth
                                                 Portfolio      Portfolio     Balanced Portfolio      Portfolio        Portfolio
                                                 (Class 1)      (Class 1)          (Class 1)          (Class 1)        (Class 1)
                                               ------------  ---------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,551,368)  $  (8,178,381)     $  1,330,721        $  (249,192)    $  (172,898)
   Net realized gains (losses)                   (1,729,262)    (36,294,663)       (4,325,667)           151,712         439,613
   Change in net unrealized appreciation
      (depreciation) of investments              15,012,274      36,410,658        13,731,667          1,011,800       1,651,899
                                               ------------   -------------      ------------        -----------     -----------
      Increase (decrease) in net assets from
         operations                              11,731,644      (8,062,386)       10,736,721            914,320       1,918,614
                                               ------------   -------------      ------------        -----------     -----------
From capital transactions:
   Net proceeds from units sold                   1,079,808       3,626,190           961,348            129,894          59,095
   Cost of units redeemed                       (19,837,278)   (110,797,424)      (24,590,125)        (2,934,590)     (2,233,966)
   Net transfers                                (10,963,799)    (50,033,513)       (9,465,115)        (4,892,259)       (182,637)
   Contract maintenance charge                      (60,637)       (333,233)          (78,653)            (7,563)         (4,610)
                                               ------------   -------------      ------------        -----------     -----------
      Increase (decrease) in net assets from
         capital transactions                   (29,781,906)   (157,537,980)      (33,172,545)        (7,704,518)     (2,362,118)
                                               ------------   -------------      ------------        -----------     -----------
Increase (decrease) in net assets               (18,050,262)   (165,600,366)      (22,435,824)        (6,790,198)       (443,504)
Net assets at beginning of period               121,925,535     677,466,507       140,851,928         24,055,659      14,900,856
                                               ------------   -------------      ------------        -----------     -----------
Net assets at end of period                    $103,875,273   $ 511,866,141      $118,416,104        $17,265,461     $14,457,352
                                               ============   =============      ============        ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        66,687         113,336            62,215             20,456           8,015
   Units redeemed                                (1,211,135)     (3,428,235)       (1,602,470)          (480,892)       (296,580)
   Units transferred                               (684,192)     (1,545,907)         (629,661)          (794,957)        (37,067)
                                               ------------   -------------      ------------        -----------     -----------
Increase (decrease) in units outstanding         (1,828,640)     (4,860,806)       (2,169,916)        (1,255,393)       (325,632)
Beginning units                                   7,756,045      20,472,605         9,426,437          3,948,546       2,095,442
                                               ------------   -------------      ------------        -----------     -----------
Ending units                                      5,927,405      15,611,799         7,256,521          2,693,153       1,769,810
                                               ============   =============      ============        ===========     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 1)        (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   1,488,450    $  4,423,107    $   (7,829,926)   $    523,976      $   (756,440)
   Net realized gains (losses)                      2,550,155         814,524        84,727,807       3,421,645        35,329,320
   Change in net unrealized appreciation
      (depreciation) of investments                   470,047       1,334,794        99,552,094       5,770,854        (4,882,176)
                                                -------------    ------------    --------------    ------------      ------------
      Increase (decrease) in net assets from
         operations                                 4,508,652       6,572,425       176,449,975       9,716,475        29,690,704
                                                -------------    ------------    --------------    ------------      ------------
From capital transactions:
   Net proceeds from units sold                     3,037,324       1,341,589         6,455,272         444,334           619,538
   Cost of units redeemed                        (109,082,191)    (32,285,024)     (266,249,270)    (12,877,212)      (21,213,094)
   Net transfers                                  107,799,196       5,800,907       (39,930,030)        903,435        (3,567,957)
   Contract maintenance charge                        (66,009)        (48,886)         (565,803)        (23,975)          (43,699)
                                                -------------    ------------    --------------    ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                       1,688,320     (25,191,414)     (300,289,831)    (11,553,418)      (24,205,212)
                                                -------------    ------------    --------------    ------------      ------------
Increase (decrease) in net assets                   6,196,972     (18,618,989)     (123,839,856)     (1,836,943)        5,485,492
Net assets at beginning of period                 121,430,235     174,651,502     1,496,562,341      55,512,513       121,396,530
                                                -------------    ------------    --------------    ------------      ------------
Net assets at end of period                     $ 127,627,207    $156,032,513    $1,372,722,485    $ 53,675,570      $126,882,022
                                                =============    ============    ==============    ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         231,098          77,372           181,256          38,536            37,616
   Units redeemed                                  (8,288,497)     (1,854,542)       (7,456,845)     (1,089,682)       (1,279,471)
   Units transferred                                8,244,396         326,203        (1,119,623)         68,933          (311,582)
                                                -------------    ------------    --------------    ------------      ------------
Increase (decrease) in units outstanding              186,997      (1,450,967)       (8,395,212)       (982,213)       (1,553,437)
Beginning units                                     9,367,344      10,147,415        43,943,760       5,091,088         8,139,591
                                                -------------    ------------    --------------    ------------      ------------
Ending units                                        9,554,341       8,696,448        35,548,548       4,108,875         6,586,154
                                                =============    ============    ==============    ============      ============

                                                   Equity                                                           Growth
                                               Opportunities     Fundamental     Global Bond   Global Equities  Opportunities
                                                 Portfolio    Growth Portfolio    Portfolio       Portfolio       Portfolio
                                                 (Class 1)        (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                               -------------  ----------------  -------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $     (6,664)   $ (2,067,697)    $  5,234,423   $ (1,121,530)    $  (313,532)
   Net realized gains (losses)                     6,361,678     (12,485,661)       2,005,128      5,134,732         592,000
   Change in net unrealized appreciation
      (depreciation) of investments                8,982,494      19,149,857       (5,664,664)    30,776,673       1,013,780
                                                ------------    ------------     ------------   ------------     -----------
      Increase (decrease) in net assets from
         operations                               15,337,508       4,596,499        1,574,887     34,789,875       1,292,248
                                                ------------    ------------     ------------   ------------     -----------
From capital transactions:
   Net proceeds from units sold                      520,498         776,710          413,039        817,851         211,783
   Cost of units redeemed                        (23,776,368)    (26,828,926)     (14,390,556)   (32,808,037)     (3,240,088)
   Net transfers                                  (9,753,463)    (13,564,868)       1,082,151     (2,195,398)      7,971,269
   Contract maintenance charge                       (47,967)        (84,828)         (20,287)       (73,984)         (9,383)
                                                ------------    ------------     ------------   ------------     -----------
      Increase (decrease) in net assets from
         capital transactions                    (33,057,300)    (39,701,912)     (12,915,653)   (34,259,568)      4,933,581
                                                ------------    ------------     ------------   ------------     -----------
Increase (decrease) in net assets                (17,719,792)    (35,105,413)     (11,340,766)       530,307       6,225,829
Net assets at beginning of period                125,937,063     159,424,404       77,386,541    176,433,813      14,730,534
                                                ------------    ------------     ------------   ------------     -----------
Net assets at end of period                     $108,217,271    $124,318,991     $ 66,045,775   $176,964,120     $20,956,363
                                                ============    ============     ============   ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         28,052          43,868           23,371         38,053          38,010
   Units redeemed                                 (1,259,186)     (1,488,640)        (814,015)    (1,530,079)       (588,241)
   Units transferred                                (520,077)       (765,159)          66,156       (104,442)      1,344,240
                                                ------------    ------------     ------------   ------------     -----------
Increase (decrease) in units outstanding          (1,751,211)     (2,209,931)        (724,488)    (1,596,468)        794,009
Beginning units                                    6,941,211       8,783,260        4,424,400      8,990,627       2,903,895
                                                ------------    ------------     ------------   ------------     -----------
Ending units                                       5,190,000       6,573,329        3,699,912      7,394,159       3,697,904
                                                ============    ============     ============   ============     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                             International  International    Marsico
                                                                High-Yield    Diversified     Growth &       Focused
                                               Growth-Income       Bond         Equities       Income        Growth
                                                 Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)       (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               --------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (4,120,455)  $ 11,157,338  $ (1,635,163)  $   (473,359) $   (999,236)
   Net realized gains (losses)                    11,756,999      4,309,509     6,943,798     15,835,912     8,406,580
   Change in net unrealized appreciation
      (depreciation) of investments               18,078,444      6,935,596    23,217,046     33,708,331    (3,619,113)
                                               -------------   ------------  ------------   ------------  ------------
      Increase (decrease) in net assets from
         operations                               25,714,988     22,402,443    28,525,681     49,070,884     3,788,231
                                               -------------   ------------  ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                    3,151,538      1,217,101       944,523      1,135,947       704,202
   Cost of units redeemed                        (99,028,824)   (39,077,141)  (28,261,557)   (40,070,931)  (10,843,531)
   Net transfers                                 (41,296,226)     4,369,621     4,120,683     12,540,982    (2,254,701)
   Contract maintenance charge                      (224,560)       (54,498)      (49,598)       (73,021)      (17,664)
                                               -------------   ------------  ------------   ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (137,398,072)   (33,544,917)  (23,245,949)   (26,467,023)  (12,411,694)
                                               -------------   ------------  ------------   ------------  ------------
Increase (decrease) in net assets               (111,683,084)   (11,142,474)    5,279,732     22,603,861    (8,623,463)
Net assets at beginning of period                560,747,209    194,304,447   143,352,493    209,984,834    68,345,854
                                               -------------   ------------  ------------   ------------  ------------
Net assets at end of period                    $ 449,064,125   $183,161,973  $148,632,225   $232,588,695  $ 59,722,391
                                               =============   ============  ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS  OUTSTANDING:
   Units sold                                        102,522         62,171        70,057         68,228        60,462
   Units redeemed                                 (3,297,804)    (1,981,484)   (2,143,650)    (2,383,737)     (943,195)
   Units transferred                              (1,390,947)       198,142       310,349        709,649      (212,431)
                                               -------------   ------------  ------------   ------------  ------------
Increase (decrease) in units outstanding          (4,586,229)    (1,721,171)   (1,763,244)    (1,605,860)   (1,095,164)
Beginning units                                   18,999,995     10,415,282    11,973,066     13,993,625     5,993,627
                                               -------------   ------------  ------------   ------------  ------------
Ending units                                      14,413,766      8,694,111    10,209,822     12,387,765     4,898,463
                                               =============   ============  ============   ============  ============

                                                    MFS
                                               Massachusetts
                                                 Investors      MFS Total       Mid-Cap
                                                   Trust          Return        Growth      Real Estate   Technology
                                                 Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                               -------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,308,041)  $   3,412,223  $ (1,665,911) $   (289,162) $  (285,549)
   Net realized gains (losses)                      857,261      28,255,457    (7,932,664)   26,803,919     (453,692)
   Change in net unrealized appreciation
      (depreciation) of investments              16,764,167      11,652,464    10,228,151    13,849,638      497,067
                                               ------------   -------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                              16,313,387      43,320,144       629,576    40,364,395     (242,174)
                                               ------------   -------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                     908,358       2,322,173       673,814       707,470      229,161
   Cost of units redeemed                       (30,698,195)    (79,930,433)  (16,569,389)  (27,120,811)  (2,710,367)
   Net transfers                                (10,409,674)    (24,406,301)   (6,675,032)    4,304,126   (2,235,726)
   Contract maintenance charge                      (67,505)       (159,601)      (49,556)      (45,446)      (8,420)
                                               ------------   -------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (40,267,016)   (102,174,162)  (22,620,163)  (22,154,661)  (4,725,352)
                                               ------------   -------------  ------------  ------------  -----------
Increase (decrease) in net assets               (23,953,629)    (58,854,018)  (21,990,587)   18,209,734   (4,967,526)
Net assets at beginning of period               166,238,426     488,726,740   120,741,874   135,771,300   21,113,755
                                               ------------   -------------  ------------  ------------  -----------
Net assets at end of period                    $142,284,797   $ 429,872,722  $ 98,751,287  $153,981,034  $16,146,229
                                               ============   =============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS  OUTSTANDING:
   Units sold                                        42,135          90,163        63,026        25,793       99,923
   Units redeemed                                (1,399,562)     (3,050,623)   (1,563,569)     (987,846)  (1,138,174)
   Units transferred                               (471,911)       (930,692)     (639,892)      143,189     (994,201)
                                               ------------   -------------  ------------  ------------  -----------
Increase (decrease) in units outstanding         (1,829,338)     (3,891,152)   (2,140,435)     (818,864)  (2,032,452)
Beginning units                                   7,919,315      19,397,126    11,316,233     5,696,302    8,755,032
                                               ------------   -------------  ------------  ------------  -----------
Ending units                                      6,089,977      15,505,974     9,175,798     4,877,438    6,722,580
                                               ============   =============  ============  ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                      OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                              Worldwide
                                                 Telecom        High       Aggressive    Alliance
                                                 Utility       Income        Growth       Growth      Balanced
                                                Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)     (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   775,893  $  3,142,284  $  (195,446) $(1,048,465) $   177,884
   Net realized gains (losses)                    (307,440)   (1,590,622)     870,693    2,571,089      332,153
   Change in net unrealized appreciation
      (depreciation) of investments              7,468,793     2,593,437      667,793   (2,389,203)   1,042,347
                                               -----------  ------------  -----------  -----------  -----------
   Increase (decrease) in net assets from
      operations                                 7,937,246     4,145,099    1,343,040     (866,579)   1,552,384
                                               -----------  ------------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    244,084       293,140      142,322    1,007,994      206,164
   Cost of units redeemed                       (6,546,363)  (10,800,560)  (1,658,788)  (7,537,258)  (2,351,222)
   Net transfers                                 4,812,083    (1,022,994)    (457,056)  (2,055,525)    (768,420)
   Contract maintenance charge                     (14,645)      (19,074)      (2,485)     (14,139)      (3,847)
                                               -----------  ------------  -----------  -----------  -----------
   Increase (decrease) in net assets from
      capital transactions                      (1,504,841)  (11,549,488)  (1,976,007)  (8,598,928)  (2,917,325)
                                               -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets                6,432,405    (7,404,389)    (632,967)  (9,465,507)  (1,364,941)
Net assets at beginning of period               34,000,852    60,077,709   13,205,800   74,076,893   19,333,865
                                               -----------  ------------  -----------  -----------  -----------
Net assets at end of period                    $40,433,257  $ 52,673,320  $12,572,833  $64,611,386  $17,968,924
                                               ===========  ============  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       17,450        14,338        8,556       32,032       13,514
   Units redeemed                                 (494,891)     (532,226)    (101,933)    (234,742)    (154,053)
   Units transferred                               350,406       (52,085)     (28,999)     (66,622)     (50,598)
                                               -----------  ------------  -----------  -----------  -----------
Increase (decrease) in units outstanding          (127,035)     (569,973)    (122,376)    (269,332)    (191,137)
Beginning units                                  2,789,284     3,031,147      844,654    2,245,783    1,299,119
                                               -----------  ------------  -----------  -----------  -----------
Ending units                                     2,662,249     2,461,174      722,278    1,976,451    1,107,982
                                               ===========  ============  ===========  ===========  ===========

                                                                                                       Davis
                                                Blue Chip     Capital       Cash       Corporate      Venture
                                                  Growth      Growth     Management      Bond          Value
                                                Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                               -----------  ----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (145,910) $  (75,996) $    373,318  $ 1,303,272  $ (1,381,178)
   Net realized gains (losses)                     286,084     374,475       675,752      173,264     9,463,645
   Change in net unrealized appreciation
      (depreciation) of investments                316,521     456,621       310,251      518,411    17,062,359
                                               -----------  ----------  ------------  -----------  ------------
   Increase (decrease) in net assets from
      operations                                   456,695     755,100     1,359,321    1,994,947    25,144,826
                                               -----------  ----------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                    138,569      35,576       939,098      593,580     3,330,476
   Cost of units redeemed                       (1,047,934)   (763,070)  (17,182,575)  (7,486,255)  (23,349,222)
   Net transfers                                  (497,433)    204,257    18,591,420    1,839,078    (1,386,357)
   Contract maintenance charge                      (1,947)       (858)       (7,671)      (6,350)      (30,613)
                                               -----------  ----------  ------------  -----------  ------------
   Increase (decrease) in net assets from
      capital transactions                      (1,408,745)   (524,095)    2,340,272   (5,059,947)  (21,435,716)
                                               -----------  ----------  ------------  -----------  ------------
Increase (decrease) in net assets                 (952,050)    231,005     3,699,593   (3,065,000)    3,709,110
Net assets at beginning of period               10,793,351   5,477,982    42,210,412   53,570,302   202,665,477
                                               -----------  ----------  ------------  -----------  ------------
Net assets at end of period                    $ 9,841,301  $5,708,987  $ 45,910,005  $50,505,302  $206,374,587
                                               ===========  ==========  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       22,677       4,828        71,950       34,585        92,864
   Units redeemed                                 (174,263)   (100,474)   (1,317,020)    (433,811)     (657,657)
   Units transferred                               (80,400)     25,403     1,432,081      104,381       (41,602)
                                               -----------  ----------  ------------  -----------  ------------
Increase (decrease) in units outstanding          (231,986)    (70,243)      187,011     (294,845)     (606,395)
Beginning units                                  1,793,058     775,921     3,274,033    3,136,037     5,951,410
                                               -----------  ----------  ------------  -----------  ------------
Ending units                                     1,561,072     705,678     3,461,044    2,841,192     5,345,015
                                               ===========  ==========  ============  ===========  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                "Dogs" of
                                                   Wall       Emerging       Equity       Foreign    Fundamental
                                                  Street      Markets    Opportunities     Value        Growth
                                                Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   137,591  $  (166,962)  $   (21,799)  $  (360,889) $  (126,317)
   Net realized gains (losses)                   1,030,244    6,041,866       942,718     4,580,245      271,634
   Change in net unrealized appreciation
      (depreciation) of investments              1,964,957     (416,364)    1,537,492    11,910,341       92,506
                                               -----------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         operations                              3,132,792    5,458,540     2,458,411    16,129,697      237,823
                                               -----------  -----------   -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                    336,134      214,199       172,956     1,118,186       83,144
   Cost of units redeemed                       (2,327,158)  (2,499,898)   (2,337,567)   (6,735,868)  (1,077,476)
   Net transfers                                (1,163,034)   1,860,949    (1,084,311)      995,556     (920,698)
   Contract maintenance charge                      (2,908)      (3,528)       (3,136)       (9,927)      (1,602)
                                               -----------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (3,156,966)    (428,278)   (3,252,058)   (4,632,053)  (1,916,632)
                                               -----------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets                  (24,174)   5,030,262      (793,647)   11,497,644   (1,678,809)
Net assets at beginning of period               18,073,453   19,388,777    19,019,597    65,728,196    8,933,244
                                               -----------  -----------   -----------   -----------  -----------
Net assets at end of period                    $18,049,279  $24,419,039   $18,225,950   $77,225,840  $ 7,254,435
                                               ===========  ===========   ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       29,553       12,265         9,196        63,795        4,720
   Units redeemed                                 (195,957)    (150,085)     (125,381)     (383,254)     (61,107)
   Units transferred                              (108,673)     107,870       (57,897)       64,294      (51,698)
                                               -----------  -----------   -----------   -----------  -----------
Increase (decrease) in units outstanding          (275,077)     (29,950)     (174,082)     (255,165)    (108,085)
Beginning units                                  1,669,202    1,312,679     1,056,981     4,123,859      494,045
                                               -----------  -----------   -----------   -----------  -----------
Ending units                                     1,394,125    1,282,729       882,899     3,868,694      385,960
                                               ===========  ===========   ===========   ===========  ===========


                                                               Global        Growth                     High-Yield
                                               Global Bond    Equities   Opportunities  Growth-Income      Bond
                                                Portfolio    Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                               -----------  -----------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ 1,229,973  $  (119,665)  $ (124,674)    $  (336,835)  $ 2,295,412
   Net realized gains (losses)                     366,982    1,194,395      339,825       1,366,884     1,073,477
   Change in net unrealized appreciation
      (depreciation) of investments             (1,266,738)   2,094,243      461,261         772,101     1,100,897
                                               -----------  -----------   ----------     -----------   -----------
      Increase (decrease) in net assets from
         operations                                330,217    3,168,973      676,412       1,802,150     4,469,786
                                               -----------  -----------   ----------     -----------   -----------
From capital transactions:
   Net proceeds from units sold                    114,055      975,389       53,973         264,537       380,078
   Cost of units redeemed                       (1,807,550)  (2,495,033)    (716,642)     (3,395,630)   (6,134,336)
   Net transfers                                   869,019    2,280,262    2,697,827      (2,075,524)    2,817,082
   Contract maintenance charge                      (2,108)      (2,445)      (1,453)         (6,517)       (4,075)
                                               -----------  -----------   ----------     -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     (826,584)     758,173    2,033,705      (5,213,134)   (2,941,251)
                                               -----------  -----------   ----------     -----------   -----------
Increase (decrease) in net assets                 (496,367)   3,927,146    2,710,117      (3,410,984)    1,528,535
Net assets at beginning of period               16,870,464   14,236,176    6,012,922      36,371,175    37,619,765
                                               -----------  -----------   ----------     -----------   -----------
Net assets at end of period                    $16,374,097  $18,163,322   $8,723,039     $32,960,191   $39,148,300
                                               ===========  ===========   ==========     ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        6,447       44,520        9,412           8,759        19,229
   Units redeemed                                 (103,102)    (115,316)    (131,080)       (113,874)     (314,568)
   Units transferred                                48,915      104,869      482,444         (68,893)      139,351
                                               -----------  -----------   ----------     -----------   -----------
Increase (decrease) in units outstanding           (47,740)      34,073      360,776        (174,008)     (155,988)
Beginning units                                    966,703      728,068    1,192,495       1,227,675     2,033,766
                                               -----------  -----------   ----------     -----------   -----------
Ending units                                       918,963      762,141    1,553,271       1,053,667     1,877,778
                                               ===========  ===========   ==========     ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                               International
                                                Diversified    International                     MFS Massachusetts    MFS Total
                                                  Equities    Growth & Income   Marsico Focused   Investors Trust      Return
                                                 Portfolio       Portfolio     Growth Portfolio      Portfolio        Portfolio
                                                 (Class 2)       (Class 2)         (Class 2)         (Class 2)        (Class 2)
                                               -------------  ---------------  ----------------  -----------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (694,752)    $  (120,180)      $  (690,611)      $  (265,292)    $    874,200
   Net realized gains (losses)                    2,845,176       3,160,521         4,740,174         1,166,749        7,387,932
   Change in net unrealized appreciation
      (depreciation) of investments               8,580,256       4,963,870        (1,275,823)        1,869,276        4,676,702
                                                -----------     -----------       -----------       -----------     ------------
      Increase (decrease) in net assets from
         operations                              10,730,680       8,004,211         2,773,740         2,770,733       12,938,834
                                                -----------     -----------       -----------       -----------     ------------
From capital transactions:
   Net proceeds from units sold                     791,139         826,278           341,476           239,473        1,116,973
   Cost of units redeemed                        (5,660,826)     (3,960,795)       (4,729,317)       (2,810,044)     (13,044,381)
   Net transfers                                   (462,266)      1,421,595        (1,017,457)       (1,503,080)      (7,950,033)
   Contract maintenance charge                       (9,119)         (4,506)           (5,552)           (4,200)         (21,484)
                                                -----------     -----------       -----------       -----------     ------------
      Increase (decrease) in net assets from
         capital transactions                    (5,341,072)     (1,717,428)       (5,410,850)       (4,077,851)     (19,898,925)
                                                -----------     -----------       -----------       -----------     ------------
Increase (decrease) in net assets                 5,389,608       6,286,783        (2,637,110)       (1,307,118)      (6,960,091)
Net assets at beginning of period                52,774,309      33,475,092        46,464,676        27,344,095      141,431,354
                                                -----------     -----------       -----------       -----------     ------------
Net assets at end of period                     $58,163,917     $39,761,875       $43,827,566       $26,036,977     $134,471,263
                                                ===========     ===========       ===========       ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        65,192          48,904            29,727            10,781           42,594
   Units redeemed                                  (437,949)       (239,890)         (415,355)         (129,006)        (500,307)
   Units transferred                                (35,663)         81,665           (92,290)          (70,196)        (305,470)
                                                -----------     -----------       -----------       -----------     ------------
Increase (decrease) in units outstanding           (408,420)       (109,321)         (477,918)         (188,421)        (763,183)
Beginning units                                   4,438,672       2,229,312         4,104,780         1,306,956        5,597,294
                                                -----------     -----------       -----------       -----------     ------------
Ending units                                      4,030,252       2,119,991         3,626,862         1,118,535        4,834,111
                                                ===========     ===========       ===========       ===========     ============


                                                 Mid-Cap                                                 Telecom
                                                  Growth    Real Estate  Small & Mid Cap   Technology    Utility
                                                Portfolio    Portfolio   Value Portfolio   Portfolio    Portfolio
                                                (Class 2)    (Class 2)      (Class 2)      (Class 2)    (Class 2)
                                               -----------  -----------  ---------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (686,892) $  (117,097)   $  (674,055)   $  (135,607) $   89,354
   Net realized gains (losses)                   1,707,352    5,593,674      5,088,818        104,002     117,968
   Change in net unrealized appreciation
      (depreciation) of investments               (747,955)   4,204,020        972,598       (107,433)    747,256
                                               -----------  -----------    -----------    -----------  ----------
      Increase (decrease) in net assets from
         operations                                272,505    9,680,597      5,387,361       (139,038)    954,578
                                               -----------  -----------    -----------    -----------  ----------
From capital transactions:
   Net proceeds from units sold                    892,071      224,850        675,005        163,063      46,199
   Cost of units redeemed                       (5,002,574)  (3,723,593)    (4,858,409)    (1,216,071)   (510,554)
   Net transfers                                (2,572,415)   1,523,045       (532,836)    (1,319,676)    980,219
   Contract maintenance charge                      (7,863)      (4,966)        (6,466)        (2,026)       (680)
                                               -----------  -----------    -----------    -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (6,690,781)  (1,980,664)    (4,722,706)    (2,374,710)    515,184
                                               -----------  -----------    -----------    -----------  ----------
Increase (decrease) in net assets               (6,418,276)   7,699,933        664,655     (2,513,748)  1,469,762
Net assets at beginning of period               48,180,986   30,902,945     47,874,716      9,658,176   3,755,001
                                               -----------  -----------    -----------    -----------  ----------
Net assets at end of period                    $41,762,710  $38,602,878    $48,539,371    $ 7,144,428  $5,224,763
                                               ===========  ===========    ===========    ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       84,446        8,412         39,266         69,597       3,465
   Units redeemed                                 (473,682)    (136,702)      (280,115)      (512,274)    (38,317)
   Units transferred                              (244,607)      56,547        (30,764)      (593,548)     71,652
                                               -----------  -----------    -----------    -----------  ----------
Increase (decrease) in units outstanding          (633,843)     (71,743)      (271,613)    (1,036,225)     36,800
Beginning units                                  4,509,492    1,307,417      2,909,687      4,040,880     310,837
                                               -----------  -----------    -----------    -----------  ----------
Ending units                                     3,875,649    1,235,674      2,638,074      3,004,655     347,637
                                               ===========  ===========    ===========    ===========  ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                      Alliance     American Funds   American Funds
                                                Worldwide High   Aggressive Growth     Growth     Asset Allocation   Global Growth
                                               Income Portfolio      Portfolio        Portfolio    SAST Portfolio   SAST Portfolio
                                                   (Class 2)         (Class 3)        (Class 3)     (Class 3) (1)    (Class 3) (1)
                                               ----------------  -----------------  ------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  400,145        $  (195,974)    $ (2,210,739)     $   (657)       $   (2,673)
   Net realized gains (losses)                        84,360            325,206          499,697            33               755
   Change in net unrealized appreciation
      (depreciation) of investments                   36,701          1,332,999        2,925,976         5,935            46,969
                                                  ----------        -----------     ------------      --------        ----------
      Increase (decrease) in net assets from
         operations                                  521,206          1,462,231        1,214,934         5,311            45,051
                                                  ----------        -----------     ------------      --------        ----------
From capital transactions:
   Net proceeds from units sold                       35,964          3,197,985       61,135,269       471,888         1,804,596
   Cost of units redeemed                           (668,711)          (777,815)      (7,845,864)       (1,363)           (2,606)
   Net transfers                                    (180,991)         1,884,191       27,917,027        15,299           132,153
   Contract maintenance charge                        (1,138)            (2,514)         (21,289)            0                 0
                                                  ----------        -----------     ------------      --------        ----------
      Increase (decrease) in net assets from
         capital transactions                       (814,876)         4,301,847       81,185,143       485,824         1,934,143
                                                  ----------        -----------     ------------      --------        ----------
Increase (decrease) in net assets                   (293,670)         5,764,078       82,400,077       491,135         1,979,194
Net assets at beginning of period                  7,502,640         10,678,069      109,639,085             0                 0
                                                  ----------        -----------     ------------      --------        ----------
Net assets at end of period                       $7,208,970        $16,442,147     $192,039,162      $491,135        $1,979,194
                                                  ==========        ===========     ============      ========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          1,760            198,306        1,979,321        45,370           171,187
   Units redeemed                                    (33,222)           (48,384)        (246,587)         (132)             (250)
   Units transferred                                  (9,961)           114,222          885,082         1,455            12,392
                                                  ----------        -----------     ------------      --------        ----------
Increase (decrease) in units outstanding             (41,423)           264,144        2,617,816        46,693           183,329
Beginning units                                      381,621            687,004        3,334,903             0                 0
                                                  ----------        -----------     ------------      --------        ----------
Ending units                                         340,198            951,148        5,952,719        46,693           183,329
                                                  ==========        ===========     ============      ========        ==========

                                               American Funds  American Funds                Blue Chip
                                                 Growth SAST    Growth-Income    Balanced      Growth    Capital Growth
                                                  Portfolio    SAST Portfolio   Portfolio    Portfolio      Portfolio
                                                (Class 3) (1)   (Class 3) (1)   (Class 3)    (Class 3)      (Class 3)
                                               --------------  --------------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (2,069)     $   (2,012)   $   141,374  $  (163,575)   $  (33,166)
   Net realized gains (losses)                          565             891        180,393      186,932        37,141
   Change in net unrealized appreciation
      (depreciation) of investments                  14,335          15,022        888,637      455,932       296,288
                                                 ----------      ----------    -----------  -----------    ----------
      Increase (decrease) in net assets from
         operations                                  12,831          13,901      1,210,404      479,289       300,263
                                                 ----------      ----------    -----------  -----------    ----------
From capital transactions:
   Net proceeds from units sold                   1,295,066       1,541,781      1,969,608    2,032,478     1,114,477
   Cost of units redeemed                            (4,648)         (1,846)    (1,104,529)    (871,352)     (142,215)
   Net transfers                                    190,179          34,985      1,027,003     (293,205)      296,745
   Contract maintenance charge                            0               0         (2,436)      (2,107)         (237)
                                                 ----------      ----------    -----------  -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                     1,480,597       1,574,920      1,889,646      865,814     1,268,770
                                                 ----------      ----------    -----------  -----------    ----------
Increase (decrease) in net assets                 1,493,428       1,588,821      3,100,050    1,345,103     1,569,033
Net assets at beginning of period                         0               0     12,437,658   10,050,320     1,517,038
                                                 ----------      ----------    -----------  -----------    ----------
Net assets at end of period                      $1,493,428      $1,588,821    $15,537,708  $11,395,423    $3,086,071
                                                 ==========      ==========    ===========  ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       122,817         147,099        130,591      339,675       149,352
   Units redeemed                                      (444)           (181)       (72,980)    (144,725)      (18,962)
   Units transferred                                 17,983           3,323         66,151      (55,779)       37,957
                                                 ----------      ----------    -----------  -----------    ----------
Increase (decrease) in units outstanding            140,356         150,241        123,762      139,171       168,347
Beginning units                                           0               0        839,731    1,679,003       216,548
                                                 ----------      ----------    -----------  -----------    ----------
Ending units                                        140,356         150,241        963,493    1,818,174       384,895
                                                 ==========      ==========    ===========  ===========    ==========

(1)  For the period from September 5, 2006 (inception) through December 31,
     2006.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  1,549,365    $  5,399,595     $ (3,021,859)     $   141,345       $  (304,450)
   Net realized gains (losses)                      1,548,350        (119,560)       1,454,205          675,333        11,105,364
   Change in net unrealized appreciation
      (depreciation) of investments                 1,002,783       2,157,952       60,288,221        1,946,913         2,320,182
                                                 ------------    ------------     ------------      -----------       -----------
      Increase (decrease) in net assets from
         operations                                 4,100,498       7,437,987       58,720,567        2,763,591        13,121,096
                                                 ------------    ------------     ------------      -----------       -----------
From capital transactions:
   Net proceeds from units sold                    65,595,569      60,042,117      130,247,468        2,437,012        28,553,361
   Cost of units redeemed                         (41,062,652)    (12,043,572)     (24,859,829)      (1,335,974)       (2,622,247)
   Net transfers                                   20,951,344      35,739,451       55,821,257        2,271,421        10,858,059
   Contract maintenance charge                        (19,345)        (19,525)         (56,553)          (2,249)           (4,210)
                                                 ------------    ------------     ------------      -----------       -----------
      Increase (decrease) in net assets from
         capital transactions                      45,464,916      83,718,471      161,152,343        3,370,210        36,784,963
                                                 ------------    ------------     ------------      -----------       -----------
Increase (decrease) in net assets                  49,565,414      91,156,458      219,872,910        6,133,801        49,906,059
Net assets at beginning of period                 116,342,721     134,772,323      340,438,300       12,046,258        27,245,093
                                                 ------------    ------------     ------------      -----------       -----------
Net assets at end of period                      $165,908,135    $225,928,781     $560,311,210      $18,180,059       $77,151,152
                                                 ============    ============     ============      ===========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       5,047,404       3,528,148        3,733,698          206,913         1,750,858
   Units redeemed                                  (3,158,806)       (701,762)        (702,349)        (115,241)         (158,685)
   Units transferred                                1,626,236       2,072,844        1,581,999          203,685           643,239
                                                 ------------    ------------     ------------      -----------       -----------
Increase (decrease) in units outstanding            3,514,834       4,899,230        4,613,348          295,357         2,235,412
Beginning units                                     9,053,081       7,942,153       10,031,357        1,118,148         1,855,986
                                                 ------------    ------------     ------------      -----------       -----------
Ending units                                       12,567,915      12,841,383       14,644,705        1,413,505         4,091,398
                                                 ============    ============     ============      ===========       ===========

                                                   Equity
                                               Opportunities  Foreign Value     Fundamental    Global Bond  Global Equities
                                                 Portfolio      Portfolio    Growth Portfolio   Portfolio      Portfolio
                                                 (Class 3)      (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                               -------------  -------------  ----------------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (62,036)   $ (2,055,285)    $  (73,988)    $ 3,250,083    $  (158,767)
   Net realized gains (losses)                    1,262,369      12,679,292        187,948         812,435        478,586
   Change in net unrealized appreciation
      (depreciation) of investments               6,400,683      66,677,854        105,094      (3,289,878)     3,776,997
                                                -----------    ------------     ----------     -----------    -----------
      Increase (decrease) in net assets from
         operations                               7,601,016      77,301,861        219,054         772,640      4,096,816
                                                -----------    ------------     ----------     -----------    -----------
From capital transactions:
   Net proceeds from units sold                   8,384,200      50,427,853        727,233       9,805,865      6,398,856
   Cost of units redeemed                        (4,298,079)    (25,230,706)      (601,863)     (2,667,287)    (1,428,477)
   Net transfers                                  3,027,320      19,957,366       (456,852)     11,624,636      5,184,098
   Contract maintenance charge                       (6,958)        (53,620)          (856)         (2,778)        (1,848)
                                                -----------    ------------     ----------     -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                     7,106,483      45,100,893       (332,338)     18,760,436     10,152,629
                                                -----------    ------------     ----------     -----------    -----------
Increase (decrease) in net assets                14,707,499     122,402,754       (113,284)     19,533,076     14,249,445
Net assets at beginning of period                45,910,950     276,138,381      5,060,848      27,672,258     13,743,678
                                                -----------    ------------     ----------     -----------    -----------
Net assets at end of period                     $60,618,449    $398,541,135     $4,947,564     $47,205,334    $27,993,123
                                                ===========    ============     ==========     ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       453,593       2,930,248         41,347         567,592        302,032
   Units redeemed                                  (228,653)     (1,436,119)       (32,997)       (152,864)       (66,909)
   Units transferred                                166,365       1,190,810        (24,792)        664,676        242,973
                                                -----------    ------------     ----------     -----------    -----------
Increase (decrease) in units outstanding            391,305       2,684,939        (16,442)      1,079,404        478,096
Beginning units                                   2,563,558      17,387,531        281,414       1,592,915        707,607
                                                -----------    ------------     ----------     -----------    -----------
Ending units                                      2,954,863      20,072,470        264,972       2,672,319      1,185,703
                                                ===========    ============     ==========     ===========    ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                   Growth                                        International     International
                                               Opportunities  Growth-Income  High-Yield Bond      Diversified     Growth & Income
                                                 Portfolio      Portfolio       Portfolio     Equities Portfolio     Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)          (Class 3)         (Class 3)
                                               -------------  -------------  ---------------  ------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (241,577)   $  (213,633)    $ 4,589,241       $ (2,727,772)     $   (139,830)
   Net realized gains (losses)                      175,981        928,576         907,738          3,123,395         2,531,447
   Change in net unrealized appreciation
      (depreciation) of investments               1,180,345        406,381       2,378,756         39,053,894        14,873,383
                                               ------------    -----------     -----------       ------------      ------------
      Increase (decrease) in net assets from
         operations                               1,114,749      1,121,324       7,875,735         39,449,517        17,265,000
                                               ------------    -----------     -----------       ------------      ------------
From capital transactions:
   Net proceeds from units sold                  14,072,995      3,978,624      14,312,578         53,718,852        38,854,026
   Cost of units redeemed                          (721,918)    (2,531,073)     (5,490,222)       (12,958,744)       (5,197,078)
   Net transfers                                  9,236,438     (1,859,868)     14,417,875         14,040,338        19,868,866
   Contract maintenance charge                       (1,268)        (2,784)         (6,103)           (32,301)           (5,746)
                                               ------------    -----------     -----------       ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                    22,586,247       (415,101)     23,234,128         54,768,145        53,520,068
                                               ------------    -----------     -----------       ------------      ------------
Increase (decrease) in net assets                23,700,996        706,223      31,109,863         94,217,662        70,785,068
Net assets at beginning of period                 4,716,663     20,628,849      52,826,902        156,308,756        46,777,214
                                               ------------    -----------     -----------       ------------      ------------
Net assets at end of period                    $ 28,417,659    $21,335,072     $83,936,765       $250,526,418      $117,562,282
                                               ============    ===========     ===========       ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     2,598,839        133,393         733,938          4,152,900         2,332,539
   Units redeemed                                  (134,011)       (84,987)       (280,057)          (991,054)         (313,997)
   Units transferred                              1,671,516        (61,556)        728,946          1,097,007         1,186,191
                                               ------------    -----------     -----------       ------------      ------------
Increase (decrease) in units outstanding          4,136,344        (13,150)      1,182,827          4,258,853         3,204,733
Beginning units                                     941,986        698,613       2,866,342         13,189,193         3,137,910
                                               ------------    -----------     -----------       ------------      ------------
Ending units                                      5,078,330        685,463       4,049,169         17,448,046         6,342,643
                                               ============    ===========     ===========       ============      ============

                                                                       MFS
                                                                  Massachusetts
                                                Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate
                                               Growth Portfolio     Portfolio        Portfolio        Portfolio       Portfolio
                                                   (Class 3)        (Class 3)        (Class 3)        (Class 3)       (Class 3)
                                               ----------------  ---------------  ----------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (503,847)      $  (548,067)     $  1,793,739     $(1,149,878)   $   (173,917)
   Net realized gains (losses)                     2,568,227           686,290         8,993,084         743,789       9,725,682
   Change in net unrealized appreciation
      (depreciation) of investments                  248,376         5,203,456        12,277,841         733,864      10,351,490
                                                 -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net assets from
         operations                                2,312,756         5,341,679        23,064,664         327,775      19,903,255
                                                 -----------       -----------      ------------     -----------    ------------
From capital transactions:
   Net proceeds from units sold                    5,675,000         5,433,593        49,032,571      10,385,364      33,900,232
   Cost of units redeemed                         (1,725,602)       (3,965,400)      (14,570,322)     (5,001,245)     (5,409,708)
   Net transfers                                   1,762,697         1,925,418        29,807,021       3,581,677      11,717,555
   Contract maintenance charge                        (3,456)           (7,745)          (29,650)        (11,315)         (8,051)
                                                 -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                      5,708,639         3,385,866        64,239,620       8,954,481      40,200,028
                                                 -----------       -----------      ------------     -----------    ------------
Increase (decrease) in net assets                  8,021,395         8,727,545        87,304,284       9,282,256      60,103,283
Net assets at beginning of period                 28,756,731        45,036,510       191,580,360      67,407,060      47,113,256
                                                 -----------       -----------      ------------     -----------    ------------
Net assets at end of period                      $36,778,126       $53,764,055      $278,884,644     $76,689,316    $107,216,539
                                                 ===========       ===========      ============     ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        498,992           254,051         1,898,904         967,235       1,249,701
   Units redeemed                                   (152,459)         (182,695)         (568,097)       (473,075)       (199,091)
   Units transferred                                 161,952            90,388         1,141,144         327,329         421,960
                                                 -----------       -----------      ------------     -----------    ------------
Increase (decrease) in units outstanding             508,485           161,744         2,471,951         821,489       1,472,570
Beginning units                                    2,549,066         2,160,255         7,613,011       6,332,686       2,000,207
                                                 -----------       -----------      ------------     -----------    ------------
Ending units                                       3,057,551         2,321,999        10,084,962       7,154,175       3,472,777
                                                 ===========       ===========      ============     ===========    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                               Small & Mid Cap   Small Company    Technology  Telecom Utility   Worldwide High
                                               Value Portfolio  Value Portfolio    Portfolio     Portfolio     Income Portfolio
                                                  (Class 3)      (Class 3) (2)     (Class 3)     (Class 3)        (Class 3)
                                               ---------------  ---------------  -----------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (3,206,592)     $   (94,230)   $  (176,017)   $   15,035        $   95,423
   Net realized gains (losses)                    15,829,200          919,431         51,487        10,117             3,336
   Change in net unrealized appreciation
      (depreciation) of investments               10,748,587          255,252         70,112        96,372            15,993
                                                ------------      -----------    -----------    ----------        ----------
      Increase (decrease) in net assets from
         operations                               23,371,195        1,080,453        (54,418)      121,524           114,752
                                                ------------      -----------    -----------    ----------        ----------
From capital transactions:
   Net proceeds from units sold                   47,705,340       12,761,620      2,667,969       164,740           317,872
   Cost of units redeemed                        (16,637,198)        (182,547)    (1,029,475)      (35,967)          (88,234)
   Net transfers                                  18,419,680        6,578,706        584,381       744,329            41,791
   Contract maintenance charge                       (32,879)            (107)        (2,665)           (9)                0
                                                ------------      -----------    -----------    ----------        ----------
      Increase (decrease) in net assets from
         capital transactions                     49,454,943       19,157,672      2,220,210       873,093           271,429
                                                ------------      -----------    -----------    ----------        ----------
Increase (decrease) in net assets                 72,826,138       20,238,125      2,165,792       994,617           386,181
Net assets at beginning of period                176,591,419                0     10,392,541       191,838         1,276,519
                                                ------------      -----------    -----------    ----------        ----------
Net assets at end of period                     $249,417,557      $20,238,125    $12,558,333    $1,186,455        $1,662,700
                                                ============      ===========    ===========    ==========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,773,560        1,332,923      1,137,420        12,284            16,015
   Units redeemed                                   (963,751)         (18,716)      (437,049)       (2,721)           (4,241)
   Units transferred                               1,056,340          685,309        245,701        53,728             2,053
                                                ------------      -----------    -----------    ----------        ----------
Increase (decrease) in units outstanding           2,866,149        1,999,516        946,072        63,291            13,827
Beginning units                                   10,775,018                0      4,362,535        16,011            65,141
                                                ------------      -----------    -----------    ----------        ----------
Ending units                                      13,641,167        1,999,516      5,308,607        79,302            78,968
                                                ============      ===========    ===========    ==========        ==========

                                                                                                        Diversified
                                                                      Growth and     Strategic Growth  International   Equity Income
                                               Comstock Portfolio  Income Portfolio      Portfolio        Account        Account I
                                                   (Class II)         (Class II)        (Class II)       (Class 1)       (Class 1)
                                               ------------------  ----------------  ----------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $ (1,016,263)      $ (2,750,676)     $  (451,037)     $   (1,396)    $    81,181
   Net realized gains (losses)                      29,643,557         32,076,191          881,439          14,379       2,513,471
   Change in net unrealized appreciation
      (depreciation) of investments                 18,786,606         28,730,685         (249,251)        393,966       4,513,375
                                                  ------------       ------------      -----------      ----------     -----------
      Increase (decrease) in net assets from
         operations                                 47,413,900         58,056,200          181,151         406,949       7,108,027
                                                  ------------       ------------      -----------      ----------     -----------
From capital transactions:
   Net proceeds from units sold                     26,641,474         64,733,545        2,336,165         792,515       9,889,532
   Cost of units redeemed                          (39,937,485)       (38,859,629)      (2,537,331)        (58,150)     (2,379,404)
   Net transfers                                    (3,517,910)        24,957,925       (1,450,782)      1,265,538      13,799,705
   Contract maintenance charge                         (84,887)           (86,665)          (6,666)           (262)         (5,468)
                                                  ------------       ------------      -----------      ----------     -----------
      Increase (decrease) in net assets from
         capital transactions                      (16,898,808)        50,745,176       (1,658,614)      1,999,641      21,304,365
                                                  ------------       ------------      -----------      ----------     -----------
Increase (decrease) in net assets                   30,515,092        108,801,376       (1,477,463)      2,406,590      28,412,392
Net assets at beginning of period                  346,133,517        379,469,347       29,815,391         955,377      31,983,343
                                                  ------------       ------------      -----------      ----------     -----------
Net assets at end of period                       $376,648,609       $488,270,723      $28,337,928      $3,361,967     $60,395,735
                                                  ============       ============      ===========      ==========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,060,301          4,624,515          242,027         114,434       1,027,450
   Units redeemed                                   (3,072,266)        (2,749,325)        (265,082)         (8,293)       (248,992)
   Units transferred                                  (321,856)         1,732,110         (162,770)        178,772       1,422,180
                                                  ------------       ------------      -----------      ----------     -----------
Increase (decrease) in units outstanding            (1,333,821)         3,607,300         (185,825)        284,913       2,200,638
Beginning units                                     27,979,899         28,184,146        3,095,493         145,387       3,551,907
                                                  ------------       ------------      -----------      ----------     -----------
Ending units                                        26,646,078         31,791,446        2,909,668         430,300       5,752,545
                                                  ============       ============      ===========      ==========     ===========

(2) For the period from May 1, 2006 (inception) through December 31, 2006.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)



                                                                               LargeCap Blend  MidCap Stock  Money Market
                                               Growth Account  Income Account      Account        Account      Account
                                                  (Class 1)      (Class 1)       (Class 1)       (Class 1)    (Class 1)
                                               --------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (21,381)    $   488,906      $   (5,870)    $   12,239   $   105,340
   Net realized gains (losses)                       35,921          (8,258)        118,403        779,738             0
   Change in net unrealized appreciation
      (depreciation) of investments                  36,412          (9,548)        728,264        138,904             0
                                                 ----------     -----------      ----------     ----------   -----------
      Increase (decrease) in net assets from
         operations                                  50,952         471,100         840,797        930,881       105,340
                                                 ----------     -----------      ----------     ----------   -----------
From capital transactions:
   Net proceeds from units sold                      66,064       2,669,928         154,703        528,825     2,516,763
   Cost of units redeemed                          (254,243)       (788,407)       (578,088)      (420,191)   (2,564,902)
   Net transfers                                    145,323       2,486,057         510,686        818,128    (1,137,046)
   Contract maintenance charge                         (566)         (1,835)         (1,650)          (826)       (1,890)
                                                 ----------     -----------      ----------     ----------   -----------
      Increase (decrease) in net assets from
         capital transactions                       (43,422)      4,365,743          85,651        925,936    (1,187,075)
                                                 ----------     -----------      ----------     ----------   -----------
Increase (decrease) in net assets                     7,530       4,836,843         926,448      1,856,817    (1,081,735)
Net assets at beginning of period                 1,588,145      10,574,852       8,231,857      5,615,742     4,747,631
                                                 ----------     -----------      ----------     ----------   -----------
Net assets at end of period                      $1,595,675     $15,411,695      $9,158,305     $7,472,559   $ 3,665,896
                                                 ==========     ===========      ==========     ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         9,699         377,909          23,210         52,766       432,356
   Units redeemed                                   (37,200)       (111,777)        (88,509)       (42,400)     (441,838)
   Units transferred                                 21,123         349,890          77,278         82,171      (195,137)
                                                 ----------     -----------      ----------     ----------   -----------
Increase (decrease) in units outstanding             (6,378)        616,022          11,979         92,537      (204,619)
Beginning units                                     227,881       1,506,206       1,284,847        600,391       821,513
                                                 ----------     -----------      ----------     ----------   -----------
Ending units                                        221,503       2,122,228       1,296,826        692,928       616,894
                                                 ==========     ===========      ==========     ==========   ===========

                                                                                            SAM           SAM
                                                 Mortgage   Real Estate       SAM      Conservative  Conservative
                                                Securities   Securities    Balanced      Balanced       Growth
                                                 Account      Account      Portfolio     Portfolio     Portfolio
                                                (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   390,400   $   13,542  $  1,055,024  $   207,342   $    60,601
   Net realized gains (losses)                    (104,398)     135,530     2,812,368      346,779     2,422,217
   Change in net unrealized appreciation
      (depreciation) of investments                 60,790      233,927    11,242,343      628,072     5,244,223
                                               -----------   ----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         operations                                346,792      382,999    15,109,735    1,182,193     7,727,041
                                               -----------   ----------  ------------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                    604,718      332,844     5,572,728      448,075     3,558,454
   Cost of units redeemed                       (1,964,168)     (44,855)  (16,518,046)  (1,606,020)   (8,247,823)
   Net transfers                                  (495,740)     367,622    15,647,864      748,895     2,060,291
   Contract maintenance charge                      (3,489)        (235)      (28,204)      (2,267)      (14,593)
                                               -----------   ----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,858,679)     655,376     4,674,342     (411,317)   (2,643,671)
                                               -----------   ----------  ------------  -----------   -----------
Increase (decrease) in net assets               (1,511,887)   1,038,375    19,784,077      770,876     5,083,370
Net assets at beginning of period               12,863,553      953,068   164,214,822   16,746,150    75,537,055
                                               -----------   ----------  ------------  -----------   -----------
Net assets at end of period                    $11,351,666   $1,991,443  $183,998,899  $17,517,026   $80,620,425
                                               ===========   ==========  ============  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       92,246       18,222       585,013       65,434       351,774
   Units redeemed                                 (298,618)      (2,452)   (1,726,345)    (232,335)     (817,918)
   Units transferred                               (75,839)      19,216     1,633,567      105,369       199,470
                                               -----------   ----------  ------------  -----------   -----------
Increase (decrease) in units outstanding          (282,211)      34,986       492,235      (61,532)     (266,674)
Beginning units                                  1,977,696       59,048    17,690,846    2,473,645     7,747,501
                                               -----------   ----------  ------------  -----------   -----------
Ending units                                     1,695,485       94,034    18,183,081    2,412,113     7,480,827
                                               ===========   ==========  ============  ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                               SAM Flexible  SAM Strategic  Short-Term   SmallCap    SmallCap
                                                  Income         Growth       Income      Growth      Value
                                                 Portfolio     Portfolio      Account     Account    Account
                                                 (Class 1)     (Class 1)     (Class 1)   (Class 1)  (Class 1)
                                               ------------  -------------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   882,639    $   (98,679)  $  109,362  $  (27,322) $   (411)
   Net realized gains (losses)                     509,956        524,383      (23,532)     23,983    12,405
   Change in net unrealized appreciation
      (depreciation) of investments                311,538      2,031,893       14,431      91,253     5,488
                                               -----------    -----------   ----------  ----------  --------
      Increase (decrease) in net assets from
         operations                              1,704,133      2,457,597      100,261      87,914    17,482
                                               -----------    -----------   ----------  ----------  --------
From capital transactions:
   Net proceeds from units sold                    436,493        600,109       94,206      53,936    50,968
   Cost of units redeemed                       (4,257,096)    (1,628,782)    (278,913)   (115,627)     (869)
   Net transfers                                (2,472,791)     1,299,962      737,509     112,236    95,506
   Contract maintenance charge                      (6,171)        (5,736)        (822)       (338)      (92)
                                               -----------    -----------   ----------  ----------  --------
      Increase (decrease) in net assets from
         capital transactions                   (6,299,565)       265,553      551,980      50,207   145,513
                                               -----------    -----------   ----------  ----------  --------
Increase (decrease) in net assets               (4,595,432)     2,723,150      652,241     138,121   162,995
Net assets at beginning of period               36,966,967     21,337,914    2,847,813   1,725,811    54,025
                                               -----------    -----------   ----------  ----------  --------
Net assets at end of period                    $32,371,535    $24,061,064   $3,500,054  $1,863,932  $217,020
                                               ===========    ===========   ==========  ==========  ========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                       55,067         52,189       14,452       7,870     4,992
   Units redeemed                                 (535,620)      (146,584)     (42,523)    (16,959)      (95)
   Units transferred                              (312,663)       118,776      115,038      16,029     9,289
                                               -----------    -----------   ----------  ----------  --------
Increase (decrease) in units outstanding          (793,216)        24,381       86,967       6,940    14,186
Beginning units                                  4,714,925      2,003,751      439,013     264,931     5,392
                                               -----------    -----------   ----------  ----------  --------
Ending units                                     3,921,709      2,028,132      525,980     271,871    19,578
                                               ===========    ===========   ==========  ==========  ========

                                                West Coast   Diversified
                                                  Equity    International  Equity Income    Growth       Income
                                                 Account       Account       Account I      Account     Account
                                                (Class 1)     (Class 2)      (Class 2)     (Class 2)   (Class 2)
                                               -----------  -------------  -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (229,321)  $      392     $   (21,439)  $  (16,371) $   658,859
   Net realized gains (losses)                     639,518        7,411       2,682,551       50,116     (227,404)
   Change in net unrealized appreciation
      (depreciation) of investments              2,043,534      471,613       3,590,169       (8,742)      43,677
                                               -----------   ----------     -----------   ----------  -----------
      Increase (decrease) in net assets from
         operations                              2,453,731      479,416       6,251,281       25,003      475,132
                                               -----------   ----------     -----------   ----------  -----------
From capital transactions:
   Net proceeds from units sold                  6,889,369      325,423       6,594,527       48,706    1,664,743
   Cost of units redeemed                       (1,358,672)    (160,519)     (6,320,533)    (318,032)  (5,824,582)
   Net transfers                                 5,067,258    2,916,717      12,988,010      109,873     (485,174)
   Contract maintenance charge                      (3,512)        (245)         (6,144)        (220)      (4,762)
                                               -----------   ----------     -----------   ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   10,594,443    3,081,376      13,255,860     (159,673)  (4,649,775)
                                               -----------   ----------     -----------   ----------  -----------
Increase (decrease) in net assets               13,048,174    3,560,792      19,507,141     (134,670)  (4,174,643)
Net assets at beginning of period               17,615,587      900,848      31,798,289    1,092,368   19,976,647
                                               -----------   ----------     -----------   ----------  -----------
Net assets at end of period                    $30,663,761   $4,461,640     $51,305,430   $  957,698  $15,802,004
                                               ===========   ==========     ===========   ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                      582,963       47,920         688,788        7,160      238,501
   Units redeemed                                 (116,488)     (23,284)       (665,719)     (46,937)    (834,741)
   Units transferred                               423,817      417,497       1,379,454       16,204      (69,514)
                                               -----------   ----------     -----------   ----------  -----------
Increase (decrease) in units outstanding           890,292      442,133       1,402,523      (23,573)    (665,754)
Beginning units                                  1,548,615      139,057       3,594,472      158,725    2,876,751
                                               -----------   ----------     -----------   ----------  -----------
Ending units                                     2,438,907      581,190       4,996,995      135,152    2,210,997
                                               ===========   ==========     ===========   ==========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                                             Mortgage   Real Estate
                                               LargeCap Blend  MidCap Stock  Money Market   Securities   Securities
                                                   Account        Account       Account      Account       Account
                                                  (Class 2)      (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               --------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (13,471)    $   (3,174)   $    89,751  $   187,217  $    6,449
   Net realized gains (losses)                      145,176        455,230              0     (192,461)    125,457
   Change in net unrealized appreciation
      (depreciation) of investments                 199,136         29,975              0      120,446     275,786
                                                 ----------     ----------    -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                                 330,841        482,031         89,751      115,202     407,692
                                                 ----------     ----------    -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                     593,324        799,617      5,394,565      206,075     369,000
   Cost of units redeemed                          (861,039)      (716,006)    (3,875,010)  (3,764,957)    (70,030)
   Net transfers                                    102,019        349,103     (2,145,793)    (226,472)    635,034
   Contract maintenance charge                         (805)          (644)        (1,291)      (4,533)       (340)
                                                 ----------     ----------    -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                      (166,501)       432,070       (627,529)  (3,789,887)    933,664
                                                 ----------     ----------    -----------  -----------  ----------
Increase (decrease) in net assets                   164,340        914,101       (537,778)  (3,674,685)  1,341,356
Net assets at beginning of period                 3,310,365      3,013,085      3,261,968    8,703,199     953,457
                                                 ----------     ----------    -----------  -----------  ----------
Net assets at end of period                      $3,474,705     $3,927,186    $ 2,724,190  $ 5,028,514  $2,294,813
                                                 ==========     ==========    ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        93,302         81,406        940,074       32,192      19,278
   Units redeemed                                  (133,972)       (73,503)      (674,286)    (591,941)     (3,717)
   Units transferred                                 16,387         36,419       (370,919)     (35,665)     33,786
                                                 ----------     ----------    -----------  -----------  ----------
Increase (decrease) in units outstanding            (24,283)        44,322       (105,131)    (595,414)     49,347
Beginning units                                     526,805        328,177        573,706    1,364,116      58,819
                                                 ----------     ----------    -----------  -----------  ----------
Ending units                                        502,522        372,499        468,575      768,702     108,166
                                                 ==========     ==========    ===========  ===========  ==========

                                                                  SAM           SAM           SAM          SAM
                                                    SAM      Conservative  Conservative    Flexible     Strategic
                                                 Balanced      Balanced       Growth        Income        Growth
                                                 Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    568,603  $   236,262   $   (147,101) $  1,468,312  $  (179,100)
   Net realized gains (losses)                    3,764,239      478,078      1,734,063       988,695      501,821
   Change in net unrealized appreciation
      (depreciation) of investments               9,086,662      847,945      5,375,592       426,653    2,351,961
                                               ------------  -----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                              13,419,504    1,562,285      6,962,554     2,883,660    2,674,682
                                               ------------  -----------   ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                  14,680,835      344,656     15,417,661     1,243,607    7,679,616
   Cost of units redeemed                       (32,744,446)  (5,409,659)   (11,025,882)  (15,121,687)  (2,912,384)
   Net transfers                                 19,272,361    5,105,867      4,666,549    (5,819,068)   1,569,659
   Contract maintenance charge                      (31,687)      (4,325)       (12,516)      (17,574)      (4,250)
                                               ------------  -----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                     1,177,063       36,539      9,045,812   (19,714,722)   6,332,641
                                               ------------  -----------   ------------  ------------  -----------
Increase (decrease) in net assets                14,596,567    1,598,824     16,008,366   (16,831,062)   9,007,323
Net assets at beginning of period               151,793,970   22,668,556     60,112,261    72,158,552   20,280,840
                                               ------------  -----------   ------------  ------------  -----------
Net assets at end of period                    $166,390,537  $24,267,380   $ 76,120,627  $ 55,327,490  $29,288,163
                                               ============  ===========   ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                     1,555,612       50,305      1,570,976       150,889      708,481
   Units redeemed                                (3,460,760)    (788,748)    (1,108,099)   (1,922,266)    (265,809)
   Units transferred                              2,054,880      746,101        474,481      (743,450)     141,140
                                               ------------  -----------   ------------  ------------  -----------
Increase (decrease) in units outstanding            149,732        7,658        937,358    (2,514,827)     583,812
Beginning units                                  16,561,610    3,386,456      6,262,591     9,335,143    1,933,183
                                               ------------  -----------   ------------  ------------  -----------
Ending units                                     16,711,342    3,394,114      7,199,949     6,820,316    2,516,995
                                               ============  ===========   ============  ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                 Columbia
                                                                                                  Asset
                                                                                                Allocation
                                                Short-Term   SmallCap    SmallCap   West Coast     Fund,
                                                  Income      Growth      Value       Equity     Variable
                                                 Account      Account    Account     Account      Series
                                                (Class 2)    (Class 2)  (Class 2)   (Class 2)    (Class A)
                                               -----------  ----------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   112,196  $  (17,263) $   (747)  $  (153,891) $   42,222
   Net realized gains (losses)                    (101,507)     34,024    10,345       599,584     171,898
   Change in net unrealized appreciation
      (depreciation) of investments                 85,641      23,535     9,866       765,704    (115,410)
                                               -----------  ----------  --------   -----------  ----------
      Increase (decrease) in net assets from
         operations                                 96,330      40,296    19,464     1,211,397      98,710
                                               -----------  ----------  --------   -----------  ----------
From capital transactions:
   Net proceeds from units sold                     20,263     124,076   152,268     2,303,405           0
   Cost of units redeemed                       (2,182,543)   (246,685)  (10,934)   (2,074,537)    (68,682)
   Net transfers                                   144,501      10,038    84,698     2,885,327     (45,648)
   Contract maintenance charge                      (1,706)       (235)      (77)       (2,382)       (278)
                                               -----------  ----------  --------   -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (2,019,485)   (112,806)  225,955     3,111,813    (114,608)
                                               -----------  ----------  --------   -----------  ----------
Increase (decrease) in net assets               (1,923,155)    (72,510)  245,419     4,323,210     (15,898)
Net assets at beginning of period                5,083,545   1,067,052    14,625    10,079,033   1,389,269
                                               -----------  ----------  --------   -----------  ----------
Net assets at end of period                    $ 3,160,390  $  994,542  $260,044   $14,402,243  $1,373,371
                                               ===========  ==========  ========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        3,092      17,940    14,883       198,637           0
   Units redeemed                                 (337,664)    (37,516)   (1,027)     (178,092)     (6,390)
   Units transferred                                21,937         904     8,220       249,412      (4,230)
                                               -----------  ----------  --------   -----------  ----------
Increase (decrease) in units outstanding          (312,635)    (18,672)   22,076       269,957     (10,620)
Beginning units                                    792,896     166,608     1,465       904,287     132,012
                                               -----------  ----------  --------   -----------  ----------
Ending units                                       480,261     147,936    23,541     1,174,244     121,392
                                               ===========  ==========  ========   ===========  ==========

                                                                Columbia Small                   Columbia Marsico
                                                Columbia Large  Company Growth   Columbia High   Focused Equities  Columbia Marsico
                                               Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable     Growth Fund,
                                               Variable Series      Series      Variable Series       Series        Variable Series
                                                  (Class A)        (Class A)       (Class A)         (Class A)         (Class A)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  111,916       $  (63,462)     $   260,160      $(1,100,964)       $ (100,306)
   Net realized gains (losses)                      810,976          910,537          658,169        1,752,886           180,727
   Change in net unrealized appreciation
      (depreciation) of investments                 164,332         (435,603)       1,764,612        4,205,167           197,092
                                                 ----------       ----------      -----------      -----------        ----------
      Increase (decrease) in net assets from
         operations                               1,087,224          411,472        2,682,941        4,857,089           277,513
                                                 ----------       ----------      -----------      -----------        ----------
From capital transactions:
   Net proceeds from units sold                     612,275          107,800        3,136,792       13,819,279           397,962
   Cost of units redeemed                          (628,591)        (261,657)      (3,329,689)      (6,996,048)         (676,771)
   Net transfers                                   (207,065)        (181,169)      (1,146,577)       4,784,906            65,744
   Contract maintenance charge                         (919)            (417)          (3,100)          (7,335)             (762)
                                                 ----------       ----------      -----------      -----------        ----------
      Increase (decrease) in net assets from
         capital transactions                      (224,300)        (335,443)      (1,342,574)      11,600,802          (213,827)
                                                 ----------       ----------      -----------      -----------        ----------
Increase (decrease) in net assets                   862,924           76,029        1,340,367       16,457,891            63,686
Net assets at beginning of period                 6,780,888        3,985,116       29,412,528       62,097,834         6,596,770
                                                 ----------       ----------      -----------      -----------        ----------
Net assets at end of period                      $7,643,812       $4,061,145      $30,752,895      $78,555,725        $6,660,456
                                                 ==========       ==========      ===========      ===========        ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        51,035            9,067          209,952        1,233,225            39,179
   Units redeemed                                   (52,882)         (22,225)        (223,946)        (621,938)          (66,754)
   Units transferred                                (16,614)         (15,798)         (77,510)         428,481             5,860
                                                 ----------       ----------      -----------      -----------        ----------
Increase (decrease) in units outstanding            (18,461)         (28,956)         (91,504)       1,039,768           (21,715)
Beginning units                                     599,870          366,653        2,033,900        5,556,354           651,793
                                                 ----------       ----------      -----------      -----------        ----------
Ending units                                        581,409          337,697        1,942,396        6,596,122           630,078
                                                 ==========       ==========      ===========      ===========        ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                     Columbia Marsico
                                                                                       International
                                                Columbia Marsico   Columbia Mid Cap    Opportunities       Asset
                                               21st Century Fund,     Growth Fund,    Fund, Variable    Allocation   Global Growth
                                                 Variable Series    Variable Series       Series           Fund           Fund
                                                    (Class A)          (Class A)         (Class B)       (Class 2)     (Class 2)
                                               ------------------  ----------------  ----------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $  (25,031)        $  (33,020)      $  (91,741)     $  1,012,001  $ (2,924,978)
   Net realized gains (losses)                         99,423            150,895          596,443         4,097,070     5,486,056
   Change in net unrealized appreciation
      (depreciation) of investments                   223,990            182,013          902,032        11,837,780    69,138,605
                                                   ----------         ----------       ----------      ------------  ------------
      Increase (decrease) in net assets from
         operations                                   298,382            299,888        1,406,734        16,946,851    71,699,683
                                                   ----------         ----------       ----------      ------------  ------------
From capital transactions:
   Net proceeds from units sold                       132,300             21,782          576,060         1,826,054    88,189,273
   Cost of units redeemed                             (40,589)          (132,230)        (566,387)      (20,261,285)  (36,548,217)
   Net transfers                                      241,745             69,946          (90,459)       21,627,229    86,275,882
   Contract maintenance charge                           (166)              (290)            (864)          (50,992)      (73,801)
                                                   ----------         ----------       ----------      ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                         333,290            (40,792)         (81,650)        3,141,006   137,843,137
                                                   ----------         ----------       ----------      ------------  ------------
Increase (decrease) in net assets                     631,672            259,096        1,325,084        20,087,857   209,542,820
Net assets at beginning of period                   1,520,921          1,906,504        6,614,879       129,113,737   312,995,114
                                                   ----------         ----------       ----------      ------------  ------------
Net assets at end of period                        $2,152,593         $2,165,600       $7,939,963      $149,201,594  $522,537,934
                                                   ==========         ==========       ==========      ============  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                           8,867              2,263           33,201           120,547     4,472,031
   Units redeemed                                      (2,742)           (14,510)         (32,944)       (1,336,102)   (1,842,113)
   Units transferred                                   16,189              8,260           (4,620)        1,427,707     4,357,275
                                                   ----------         ----------       ----------      ------------  ------------
Increase (decrease) in units outstanding               22,314             (3,987)          (4,363)          212,152     6,987,193
Beginning units                                       111,169            228,270          411,931         9,064,421    17,105,037
                                                   ----------         ----------       ----------      ------------  ------------
Ending units                                          133,483            224,283          407,568         9,276,573    24,092,230
                                                   ==========         ==========       ==========      ============  ============

                                                                                 Asset         Cash
                                                              Growth-Income   Allocation    Management
                                                Growth Fund       Fund           Fund          Fund       Growth Fund
                                                 (Class 2)      (Class 2)      (Class 3)     (Class 3)     (Class 3)
                                               -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (4,917,354)  $    712,339   $    651,145  $    150,063  $ (2,518,625)
   Net realized gains (losses)                   15,644,798     24,122,503      1,608,219       248,773     4,833,899
   Change in net unrealized appreciation
      (depreciation) of investments              47,402,404     62,706,918      7,293,461       170,497    36,788,689
                                               ------------   ------------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              58,129,848     87,541,760      9,552,825       569,333    39,103,963
                                               ------------   ------------   ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                 115,871,915     94,294,948        637,159       170,627     2,736,753
   Cost of units redeemed                       (61,686,736)   (67,873,045)   (11,222,331)  (10,646,705)  (73,070,864)
   Net transfers                                 77,270,559     69,266,374      1,124,377    12,417,021   (13,721,863)
   Contract maintenance charge                     (132,610)      (146,833)       (26,523)       (8,907)     (156,745)
                                               ------------   ------------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   131,323,128     95,541,444     (9,487,318)    1,932,036   (84,212,719)
                                               ------------   ------------   ------------  ------------  ------------
Increase (decrease) in net assets               189,452,976    183,083,204         65,507     2,501,369   (45,108,756)
Net assets at beginning of period               605,616,325    601,415,194     75,989,381    15,694,797   496,145,405
                                               ------------   ------------   ------------  ------------  ------------
Net assets at end of period                    $795,069,301   $784,498,398   $ 76,054,888  $ 18,196,166  $451,036,649
                                               ============   ============   ============  ============  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                     6,069,253      5,586,999         14,548         7,897        15,973
   Units redeemed                                (3,221,284)    (4,018,608)      (251,848)     (497,509)     (424,382)
   Units transferred                              4,010,371      4,064,132         26,497       580,877       (80,709)
                                               ------------   ------------   ------------  ------------  ------------
Increase (decrease) in units outstanding          6,858,340      5,632,523       (210,803)       91,265      (489,118)
Beginning units                                  32,609,118     37,438,659      1,812,146       745,114     2,965,878
                                               ------------   ------------   ------------  ------------  ------------
Ending units                                     39,467,458     43,071,182      1,601,343       836,379     2,476,760
                                               ============   ============   ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                U.S.
                                                              High-Income                  Government/AAA-   Growth and
                                               Growth-Income      Bond     International  Rated Securities     Income
                                                    Fund          Fund          Fund            Fund          Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)        (Class 3)      (Class VC)
                                               -------------  -----------  -------------  ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    977,346   $ 1,591,913  $    364,066     $   807,494     $   (411,119)
   Net realized gains (losses)                    9,361,075    (1,316,843)    3,160,996      (1,033,960)      10,743,885
   Change in net unrealized appreciation
      (depreciation) of investments              48,688,744     2,824,444    15,067,440         954,473       20,672,859
                                               ------------   -----------  ------------     -----------     ------------
      Increase (decrease) in net assets from
         operations                              59,027,165     3,099,514    18,592,502         728,007       31,005,625
                                               ------------   -----------  ------------     -----------     ------------
From capital transactions:
   Net proceeds from units sold                   2,634,684       134,118       707,923         237,992       17,973,348
   Cost of units redeemed                       (69,216,550)   (6,790,378)  (16,007,937)     (6,171,650)     (19,077,607)
   Net transfers                                 (3,726,649)      251,566     3,716,476      (1,693,050)      27,962,988
   Contract maintenance charge                     (168,828)      (13,891)      (37,267)        (12,600)         (48,528)
                                               ------------   -----------  ------------     -----------     ------------
      Increase (decrease) in net assets from
         capital transactions                   (70,477,343)   (6,418,585)  (11,620,805)     (7,639,308)      26,810,201
                                               ------------   -----------  ------------     -----------     ------------
Increase (decrease) in net assets               (11,450,178)   (3,319,071)    6,971,697      (6,911,301)      57,815,826
Net assets at beginning of period               469,155,690    36,815,196   113,464,916      38,870,364      188,203,284
                                               ------------   -----------  ------------     -----------     ------------
Net assets at end of period                    $457,705,512   $33,496,125  $120,436,613     $31,959,063     $246,019,110
                                               ============   ===========  ============     ===========     ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        21,768         2,210        15,781           7,642        1,410,321
   Units redeemed                                  (564,667)     (104,686)     (351,078)       (197,660)      (1,493,769)
   Units transferred                                (30,744)        4,281        77,204         (55,348)       2,182,281
                                               ------------   -----------  ------------     -----------     ------------
Increase (decrease) in units outstanding           (573,643)      (98,195)     (258,093)       (245,366)       2,098,833
Beginning units                                   4,017,990       587,965     2,663,104       1,242,128       15,827,941
                                               ------------   -----------  ------------     -----------     ------------
Ending units                                      3,444,347       489,770     2,405,011         996,762       17,926,774
                                               ============   ===========  ============     ===========     ============

                                                  Mid Cap     BB&T Capital   BB&T Large  BB&T Large
                                                   Value     Manager Equity      Cap         Cap     BB&T Mid Cap
                                                 Portfolio         VIF       Growth VIF      VIF      Growth VIF
                                                (Class VC)      Portfolio     Portfolio   Portfolio    Portfolio
                                               ------------  --------------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,128,838)   $   (4,636)    $ (1,045)  $   (3,723)  $  (16,301)
   Net realized gains (losses)                   12,142,184        82,481          696        1,322       74,305
   Change in net unrealized appreciation
      (depreciation) of investments              (1,229,974)      200,718       10,423      171,215      (31,730)
                                               ------------    ----------     --------   ----------   ----------
      Increase (decrease) in net assets from
         operations                               9,783,372       278,563       10,074      168,814       26,274
                                               ------------    ----------     --------   ----------   ----------
From capital transactions:
   Net proceeds from units sold                   1,021,516     2,412,800      168,624      718,850      863,326
   Cost of units redeemed                       (15,633,517)     (155,621)        (809)     (14,711)     (40,221)
   Net transfers                                (10,427,213)      983,847       30,052    1,163,019    1,255,974
   Contract maintenance charge                      (38,550)          (30)         (34)         (54)         (45)
                                               ------------    ----------     --------   ----------   ----------
      Increase (decrease) in net assets from
         capital transactions                   (25,077,764)    3,240,996      197,833    1,867,104    2,079,034
                                               ------------    ----------     --------   ----------   ----------
Increase (decrease) in net assets               (15,294,392)    3,519,559      207,907    2,035,918    2,105,308
Net assets at beginning of period               113,685,375        35,013       17,602      138,082      237,746
                                               ------------    ----------     --------   ----------   ----------
Net assets at end of period                    $ 98,390,983    $3,554,572     $225,509   $2,174,000   $2,343,054
                                               ============    ==========     ========   ==========   ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        72,736       219,815       16,744       63,084       79,798
   Units redeemed                                (1,117,504)      (13,728)         (83)      (1,242)      (3,737)
   Units transferred                               (764,595)       88,439        2,928       99,394      117,156
                                               ------------    ----------     --------   ----------   ----------
Increase (decrease) in units outstanding         (1,809,363)      294,526       19,589      161,236      193,217
Beginning units                                   8,338,434         3,383        1,703       13,166       22,213
                                               ------------    ----------     --------   ----------   ----------
Ending units                                      6,529,071       297,909       21,292      174,402      215,430
                                               ============    ==========     ========   ==========   ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                BB&T Special
                                               Opportunities     BB&T Total
                                                 Equity VIF   Return Bond VIF
                                                 Portfolio       Portfolio
                                               -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (24,688)     $   41,485
   Net realized gains (losses)                      97,318            (105)
   Change in net unrealized appreciation
      (depreciation) of investments                296,921          11,430
                                                ----------      ----------
      Increase (decrease) in net assets from
         operations                                369,551          52,810
                                                ----------      ----------
From capital transactions:
   Net proceeds from units sold                  1,272,388       1,056,682
   Cost of units redeemed                          (54,603)        (57,456)
   Net transfers                                 1,513,579       1,750,314
   Contract maintenance charge                         (78)            (32)
                                                ----------      ----------
      Increase (decrease) in net assets from
         capital transactions                    2,731,286       2,749,508
                                                ----------      ----------
Increase (decrease) in net assets                3,100,837       2,802,318
Net assets at beginning of period                  248,845         268,549
                                                ----------      ----------
Net assets at end of period                     $3,349,682      $3,070,867
                                                ==========      ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                      111,769         105,566
   Units redeemed                                   (4,740)         (5,686)
   Units transferred                               132,160         174,088
                                                ----------      ----------
Increase (decrease) in units outstanding           239,189         273,968
Beginning units                                     24,009          26,825
                                                ----------      ----------
Ending units                                       263,198         300,793
                                                ==========      ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris Advantage, Polaris Advisor, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 177 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Fund, Inc. (the "Principal Fund"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the six currently available investment portfolios of the BB&T Variable Insurance Fund (the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     "BB&T Fund"), or (10) the five currently available investment portfolios of the MTB Group of Funds (the "MTB Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Fund and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, the Class 3 shares of the Anchor Series Trust and SunAmerica Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Principal Fund, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, the BB&T Fund, and the MTB Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to March 14, 2006, the BB&T Large Cap VIF Portfolio was formerly named BB&T Large Cap Value VIF Portfolio and the BB&T Large Cap Growth VIF Portfolio was formerly named BB&T Large Company Growth VIF Portfolio.

     On May 1, 2006, three portfolios of the Nations Separate Account Trust (the "Nations Trust") became three portfolios of the Columbia Trust. The changes included merging the three portfolios of the Nations Trust into three Liberty portfolios of the Stein Roe Variable Insurance Trust (the "Stein Roe Trust") and renaming the portfolios and the Trust. On that date, all assets and liabilities of the three portfolios of the Nations Trust were transferred to the three Liberty portfolios of the Stein Roe Trust with the same net asset value as the net assets transferred. At the same time, all assets and liabilities of the three Liberty portfolios of the Stein Roe Trust were transferred to the three Columbia Trust portfolios with the same net asset value as the net assets transferred. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

Predecessor Nations Trust Portfolio   Current Columbia Trust Portfolio
-----------------------------------   --------------------------------
Nations Value                         Columbia Large Cap Value, Variable Series
Nations Asset Allocation              Columbia Asset Allocation, Variable Series
Nations Small Company                 Columbia Small Company Growth, Variable Series

     On May 1, 2006, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.

Predecessor Nations Trust Portfolio   Current Columbia Trust I Portfolio
-----------------------------------   --------------------------------
Nations Marsico 21st Century          Columbia Marsico 21st Century, Variable Series
Nations Marsico Focused Equities      Columbia Marsico Focused Equities, Variable Series
Nations Marsico Growth                Columbia Marsico Growth, Variable Series
Nations High Yield Bond               Columbia High Yield, Variable Series
Nations Marsico MidCap Growth         Columbia Marsico Mid Cap Growth, Variable Series
Nations Marsico International         Columbia Marsico International Opportunities,
   Opportunities                         Variable Series

     Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was formerly named Van Kampen Emerging Growth Portfolio. Prior to October 2, 2006, the Columbia Mid Cap Growth Fund Variable Series was formerly named Columbia Marsico Mid Cap Growth Fund Variable Series.

     Effective October 2, 2006, the Columbia Trust replaced the unnamed class of shares of Columbia Marsico Focused Equities, Variable Series, Columbia Marsico Growth, Variable Series, Columbia Marsico 21st Century, Variable Series and Columbia Mid Cap Growth, Variable Series portfolios, which were subject to 12b-1 distribution fees that were waived, with Class A shares which are not subject to 12b-1 distribution fees. On the same date, the Columbia Trust I replaced the unnamed class of shares of Columbia Marsico International Opportunities, Variable Series portfolio, which was subject to 12b-1 distribution fees, with Class B shares which remain subject to 12b-1 distribution fees.

     On January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Fund. On that date, the Variable Accounts that invested in portfolios of the WM Trust exchanged their shares in the portfolios of the WM Trust for shares with an equal value in similar portfolios of the Principal Fund. The predecessor and current portfolios before and after the changes are listed below.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

Predecessor WM Trust Portfolio        Current Principal Fund Portfolio
-------------------------------       --------------------------------
International Growth Fund             Diversified International Account
Equity Income Fund                    Equity Income Account I
Growth Fund                           Growth Account
Income Fund                           Income Account
Growth & Income Fund                  LargeCap Blend Account
Mid Cap Stock Fund                    MidCap Stock Account
Money Market Fund                     Money Market Account
U.S. Government Securities Fund       Mortgage Securities Account
REIT Fund                             Real Estate Securities Account
Balanced Portfolio                    SAM Balanced Portfolio
Conservative Balanced Portfolio       SAM Conservative Balanced Portfolio
Conservative Growth Portfolio         SAM Conservative Growth Portfolio
Flexible Income Portfolio             SAM Flexible Income Portfolio
Strategic Growth Portfolio            SAM Strategic Growth Portfolio
Short Term Income Fund                Short-Term Income Account
Small Cap Growth Fund                 SmallCap Growth Account
Small Cap Value Fund                  SmallCap Value Account
West Coast Equity Fund                West Coast Equity Account

     On February 12, 2007, the Large Cap Growth VIF of the BB&T Fund was merged with and into the Large Cap VIF. On that date, all assets and liabilities of the Large Cap Growth VIF were transferred to the Large Cap VIF in exchange for shares of the Large Cap VIF with the same net assets value as the net assets transferred. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization. After the transfer, shares of the Large Cap VIF were distributed to shareholders of the Large Cap Growth VIF tax-free in liquidation of the Large Cap Growth VIF.

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio and the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4% assumed interest rate.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING STANDARDS: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Separate Account will adopt this guidance effective January 1, 2008. The Separate Account's adoption of this guidance is not expected to have a material effect on the Separate Account's financial position and results of operations.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on state) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: American

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%;
     PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55% or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72% or 1.97%; WM Diversified Strategies III, 1.55%, 1.70% or 1.95%; Polaris Platinum II, 1.52% or 1.77%; Polaris Choice II, 1.52%, 1.72% or 1.97%; Polaris Advisor, 1.52%, 1.72% or 1.97%;
     Polaris Choice III, 1.52%, 1.77% or 2.02%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%; Polaris Advantage, 1.65% or
     1.90%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range up to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS AND MARKETLOCK FOR LIFE PLUS
     FEE: The optional MarketLock, MarketLock for Two, Income Rewards and MarketLock for Life Plus features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The annual fee is 0.65% for one covered person or 0.90% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2007 consist of the following:

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)               $ 17,282,066     $ 62,060,817
Capital Appreciation Portfolio (Class 1)             93,856,257      181,224,661
Government and Quality Bond Portfolio (Class 1)      30,542,995       60,692,111
Growth Portfolio (Class 1)                           45,798,596       86,205,604
Natural Resources Portfolio (Class 1)                24,877,464       47,947,016
Asset Allocation Portfolio (Class 2)                  3,610,747        3,148,056
Capital Appreciation Portfolio (Class 2)             22,595,336       30,227,986
Government and Quality Bond Portfolio (Class 2)      13,607,209       21,334,985
Growth Portfolio (Class 2)                           10,722,165       16,850,336
Natural Resources Portfolio (Class 2)                10,771,858       15,877,464
Asset Allocation Portfolio (Class 3)                  8,193,085        4,994,721
Capital Appreciation Portfolio (Class 3)            128,827,741       63,978,473
Government and Quality Bond Portfolio (Class 3)     182,955,075       36,916,552
Growth Portfolio (Class 3)                           53,706,000       21,100,344
Natural Resources Portfolio (Class 3)                70,132,298       27,546,429

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)              $ 10,159,938     $ 38,552,197
Alliance Growth Portfolio (Class 1)                   7,756,479      158,984,355
Balanced Portfolio (Class 1)                          4,584,262       31,187,215
Blue Chip Growth Portfolio (Class 1)                  3,120,621        5,724,103
Capital Growth Portfolio (Class 1)                    2,102,069        4,630,087
Cash Management Portfolio (Class 1)                 235,469,603      207,005,846
Corporate Bond Portfolio (Class 1)                   14,539,076       27,041,240
Davis Venture Value Portfolio (Class 1)              68,673,222      319,853,999

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
"Dogs" of Wall Street Portfolio (Class 1)          $  5,189,991     $ 18,442,814
Emerging Markets Portfolio (Class 1)                 34,704,378       38,834,960
Equity Opportunities Portfolio (Class 1)             11,150,295       30,358,315
Fundamental Growth Portfolio (Class 1)                  694,812       35,222,030
Global Bond Portfolio (Class 1)                      16,062,717       15,584,465
Global Equities Portfolio (Class 1)                   4,190,078       41,203,247
Growth Opportunities Portfolio (Class 1)              6,134,459        8,765,975
Growth-Income Portfolio (Class 1)                     9,553,720      131,606,762
High-Yield Bond Portfolio (Class 1)                  47,502,365       94,367,362
International Diversified Equities Portfolio
   (Class 1)                                         19,120,493       46,293,832
International Growth & Income Portfolio
   (Class 1)                                         34,926,033       54,949,962
Marsico Focused Growth Portfolio (Class 1)            8,915,874       24,051,732
MFS Massachusetts Investors Trust Portfolio
   (Class 1)                                          1,789,220       35,970,364
MFS Total Return Portfolio (Class 1)                 31,742,468       86,860,959
Mid-Cap Growth Portfolio (Class 1)                    7,902,841       35,937,298
Real Estate Portfolio (Class 1)                      24,059,052       58,674,632
Technology Portfolio (Class 1)                       10,033,758        6,744,084
Telecom Utility Portfolio (Class 1)                   7,754,548       15,344,604
Worldwide High Income Portfolio (Class 1)             5,558,143       14,014,543
Aggressive Growth Portfolio (Class 2)                 2,946,710        4,436,188
Alliance Growth Portfolio (Class 2)                   2,641,291       16,366,658
Balanced Portfolio (Class 2)                          1,649,635        3,991,197
Blue Chip Growth Portfolio (Class 2)                    632,970        2,900,009
Capital Growth Portfolio (Class 2)                    1,162,025        1,807,534
Cash Management Portfolio (Class 2)                  71,555,635       60,336,091
Corporate Bond Portfolio (Class 2)                    7,536,171       10,238,746
Davis Venture Value Portfolio (Class 2)              15,821,940       38,880,383
"Dogs" of Wall Street Portfolio (Class 2)             2,597,535        5,470,662
Emerging Markets Portfolio (Class 2)                 11,410,135        9,533,332
Equity Opportunities Portfolio (Class 2)              3,104,441        4,736,617
Foreign Value Portfolio (Class 2)                     7,483,011       16,046,553
Fundamental Growth Portfolio (Class 2)                  312,352        1,737,223
Global Bond Portfolio (Class 2)                       3,797,067        3,783,304
Global Equities Portfolio (Class 2)                   4,004,315        4,684,709
Growth Opportunities Portfolio (Class 2)              1,615,363        2,821,807
Growth-Income Portfolio (Class 2)                     2,135,790        9,127,225

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
High-Yield Bond Portfolio (Class 2)                $  9,852,812     $ 16,014,751
International Diversified Equities Portfolio
   (Class 2)                                          6,852,788       14,852,311
International Growth & Income Portfolio
   (Class 2)                                          8,531,294       10,139,792
Marsico Focused Growth Portfolio (Class 2)            4,901,363       10,165,938
MFS Massachusetts Investors Trust Portfolio
   (Class 2)                                          1,083,549        5,643,377
MFS Total Return Portfolio (Class 2)                 13,647,219       24,739,820
Mid-Cap Growth Portfolio (Class 2)                    4,135,243       11,867,285
Real Estate Portfolio (Class 2)                       8,937,882       13,667,788
Small & Mid Cap Value Portfolio (Class 2)            10,809,062       13,143,054
Technology Portfolio (Class 2)                        2,663,893        3,013,222
Telecom Utility Portfolio (Class 2)                   2,040,897        2,778,033
Worldwide High Income Portfolio (Class 2)             1,394,912        1,673,902
Aggressive Growth Portfolio (Class 3)                10,041,204        6,858,123
Alliance Growth Portfolio (Class 3)                  44,354,433       24,909,906
American Funds Asset Allocation SAST Portfolio
   (Class 3)                                         18,118,627          573,245
American Funds Global Growth SAST Portfolio
   (Class 3)                                         58,547,218          880,735
American Funds Growth SAST Portfolio (Class 3)       83,271,908        1,122,424
American Funds Growth-Income SAST Portfolio
   (Class 3)                                         81,526,173          419,326
Balanced Portfolio (Class 3)                          5,230,321        3,696,388
Blue Chip Growth Portfolio (Class 3)                  7,656,773        4,155,158
Capital Growth Portfolio (Class 3)                   34,455,619        2,114,693
Cash Management Portfolio (Class 3)                 223,338,088      160,282,215
Corporate Bond Portfolio (Class 3)                  152,778,006       14,664,152
Davis Venture Value Portfolio (Class 3)             161,397,961       38,874,610
"Dogs" of Wall Street Portfolio (Class 3)             7,574,363        6,168,969
Emerging Markets Portfolio (Class 3)                 83,522,929       19,579,490
Equity Opportunities Portfolio (Class 3)             15,551,974        9,930,667
Foreign Value Portfolio (Class 3)                    68,944,934       59,333,763
Fundamental Growth Portfolio (Class 3)               52,169,316        3,401,924
Global Bond Portfolio (Class 3)                      35,464,065       10,378,649
Global Equities Portfolio (Class 3)                  11,217,899        6,578,484
Growth Opportunities Portfolio (Class 3)             17,523,920        5,711,845
Growth-Income Portfolio (Class 3)                     7,618,230        5,453,719
High-Yield Bond Portfolio (Class 3)                  37,601,958       33,716,933
International Diversified Equities Portfolio
   (Class 3)                                         67,655,472       26,718,025
International Growth & Income Portfolio
   (Class 3)                                        137,807,642       12,281,093

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
Marsico Focused Growth Portfolio (Class 3)         $ 14,099,883     $  7,145,874
MFS Massachusetts Investors Trust Portfolio
   (Class 3)                                          3,937,084        9,159,170
MFS Total Return Portfolio (Class 3)                 85,298,261       26,252,887
Mid-Cap Growth Portfolio (Class 3)                   16,814,540       15,465,622
Real Estate Portfolio (Class 3)                      90,365,087       17,535,912
Small & Mid Cap Value Portfolio (Class 3)           108,749,817       32,726,517
Small Company Value Portfolio (Class 3)              53,311,554        2,472,926
Technology Portfolio (Class 3)                       11,926,972        4,810,242
Telecom Utility Portfolio (Class 3)                   6,400,780        1,328,156
Worldwide High Income Portfolio (Class 3)             3,005,110        1,113,001

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                 $ 46,862,940     $ 71,416,916
Growth and Income Portfolio                         127,128,017       64,285,276
Strategic Growth Portfolio                            3,259,811        7,823,318

PRINCIPAL FUND:
Diversified International Account (Class 1)        $  3,183,441     $    568,999
Equity Income Account I (Class 1)                     8,528,746        6,826,546
Growth Account (Class 1)                                155,167          186,009
Income Account (Class 1)                              3,602,703        2,330,659
LargeCap Blend Account (Class 1)                      1,205,395        1,356,619
MidCap Stock Account (Class 1)                        1,292,736        1,509,573
Money Market Account (Class 1)                        3,786,569        3,091,429
Mortgage Securities Account (Class 1)                   905,128        2,905,957
Real Estate Securities Account (Class 1)              1,120,361          584,597
SAM Balanced Portfolio (Class 1)                     10,764,248       25,268,726
SAM Conservative Balanced Portfolio (Class 1)         1,473,914        2,380,494
SAM Conservative Growth Portfolio (Class 1)           2,540,374       10,678,892
SAM Flexible Income Portfolio (Class 1)               4,078,710        4,751,514
SAM Strategic Growth Portfolio (Class 1)              1,651,175        3,552,750
Short-Term Income Account (Class 1)                     305,532          483,275
SmallCap Growth Account (Class 1)                       140,406          414,431
SmallCap Value Account (Class 1)                        218,534           29,171
West Coast Equity Account (Class 1)                   3,388,516        3,679,155
Diversified International Account (Class 2)           3,797,425        1,279,476

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
PRINCIPAL FUND (continued):
Equity Income Account I (Class 2)                  $ 13,359,653     $  9,733,318
Growth Account (Class 2)                                114,137          286,205
Income Account (Class 2)                              1,883,881        4,870,257
LargeCap Blend Account (Class 2)                        398,586        1,509,958
MidCap Stock Account (Class 2)                          520,587        1,627,742
Money Market Account (Class 2)                       10,385,876        8,673,059
Mortgage Securities Account (Class 2)                   374,962        2,098,240
Real Estate Securities Account (Class 2)              1,199,758          773,571
SAM Balanced Portfolio (Class 2)                     14,390,232       44,459,551
SAM Conservative Balanced Portfolio (Class 2)         2,443,607        8,038,662
SAM Conservative Growth Portfolio (Class 2)           5,991,879       18,747,406
SAM Flexible Income Portfolio (Class 2)               5,355,221       16,308,861
SAM Strategic Growth Portfolio (Class 2)              4,589,176        5,473,177
Short-Term Income Account (Class 2)                     583,973        1,375,521
SmallCap Growth Account (Class 2)                        69,306          341,832
SmallCap Value Account (Class 2)                        128,505           77,197
West Coast Equity Account (Class 2)                   1,157,346        4,437,647

COLUMBIA TRUST (Class A):
Columbia Asset Allocation Fund, Variable Series    $    236,559     $    129,026
Columbia Large Cap Value Fund, Variable Series        1,710,542          910,613
Columbia Small Company Growth Fund, Variable
   Series                                               105,076          497,469

COLUMBIA TRUST I:
Columbia High Yield Fund, Variable Series
   (Class A)                                       $  5,970,334     $  7,579,826
Columbia Marsico Focused Equities Fund,
   Variable Series (Class A)                         11,875,284       15,620,705
Columbia Marsico Growth Fund, Variable Series
   (Class A)                                            787,332          787,866
Columbia Marsico 21st Century Fund, Variable
   Series (Class A)                                     402,058          219,645
Columbia Mid Cap Growth Fund, Variable Series
   (Class A)                                            465,976          399,677
Columbia Marsico International Opportunities
   Fund, Variable Series (Class B)                    1,073,322          943,501

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
AMERICAN SERIES:
Asset Allocation Fund (Class 2)                    $ 21,439,421     $ 20,972,709
Global Growth Fund (Class 2)                        102,377,489       68,077,258
Growth Fund (Class 2)                               122,443,464      116,910,106
Growth-Income Fund (Class 2)                        101,712,413      103,141,868
Asset Allocation Fund (Class 3)                       7,374,498       12,996,067
Cash Management Fund (Class 3)                       21,835,419       19,459,082
Growth Fund (Class 3)                                37,930,973       82,737,139
Growth-Income Fund (Class 3)                         21,953,247       77,599,458
High-Income Bond Fund (Class 3)                       5,877,168        8,971,623
International Fund (Class 3)                         10,938,146       22,591,087
U.S. Government/AAA-Rated Securities Fund
   (Class 3)                                          6,200,230        8,999,464

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                        $ 97,537,063     $ 47,371,058
Mid Cap Value Portfolio                              14,960,281       24,603,374

BB&T FUND:
BB&T Capital Manager Equity VIF Portfolio          $  2,268,751     $    515,558
BB&T Large Cap Growth VIF Portfolio (1)                  93,316          270,366
BB&T Large Cap VIF Portfolio                          3,178,240          738,760
BB&T Mid Cap Growth VIF Fund                          2,043,235          699,725
BB&T Special Opportunities Equity VIF Portfolio       7,177,887          376,839
BB&T Total Return Bond VIF Portfolio                  5,978,568          827,677

MTB TRUST:
MTB Large Cap Growth Fund II (2)                   $        215     $          2
MTB Large Cap Value Fund II (2)                           2,530                7
MTB Managed Allocation Fund - Aggressive
   Growth II (2)                                            211                2
MTB Managed Allocation Fund - Conservative
   Growth II (2)                                            209                2
MTB Managed Allocation Fund - Moderate
   Growth II (2)                                            211                2

(1)  For the period from January 1, 2007 through February 12, 2007.

(2)  For the period from February 5, 2007 (inception) through December 31, 2007.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2007, 2006, 2005, 2004, and 2003, follows:

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Asset Allocation Portfolio (Class 1)
2007    8,873,343    26.59 to  27.03       239,833,843   1.52% to 1.77%      2.74%       6.54%     to   6.81%
2006   11,018,438    24.95 to  25.31       278,843,708   1.52% to 1.77%      3.14%       9.37%     to   9.64%
2005   13,938,800    22.82 to  23.08       321,733,604   1.52% to 1.77%      2.95%       3.13%     to   3.39%
2004   17,122,617    22.12 to  22.33       382,278,134   1.52% to 1.77%      2.75%       8.40%     to   8.67%
2003   19,778,098    20.41 to  20.55       406,341,547   1.52% to 1.77%      3.56%      20.90%     to  21.21%

Capital Appreciation Portfolio (Class 1)
2007   12,544,886    14.57 to  54.81(8)    668,182,946   1.52% to 1.77%      0.33%      25.47%     to  25.78%
2006   15,756,681    11.61 to  43.57(8)    668,822,485   1.52% to 1.77%      0.14%       9.47%     to   9.74%
2005   19,508,840    10.61 to  39.70(8)    757,649,565   1.52% to 1.77%      0.29%       9.69%     to   9.96%
2004   24,027,428     9.67 to  36.11(8)    851,237,491   1.52% to 1.77%      0.00%       7.20%     to   7.47%
2003   27,625,806     9.02 to  33.60(8)    911,917,258   1.52% to 1.77%      0.00%      29.93%     to  30.26%

Government and Quality Bond Portfolio (Class 1)
2007   13,002,662    12.26 to  18.27       234,675,614   1.52% to 1.77%      3.75%       4.42%     to   4.69%
2006   15,018,602    11.75 to  17.46       259,295,419   1.52% to 1.77%      3.58%       1.49%     to   1.74%
2005   18,471,409    11.57 to  17.16       313,817,725   1.52% to 1.77%      3.79%       0.84%     to   1.09%
2004   21,889,014    11.48 to  16.97       368,063,059   1.52% to 1.77%      4.58%       1.59%     to   1.85%
2003   28,398,316    11.30 to  16.66       469,029,141   1.52% to 1.77%      3.81%       0.72%     to   0.98%

Growth Portfolio (Class 1)
2007    6,556,944    36.59 to  37.23       244,036,963   1.52% to 1.77%      0.69%       8.26%     to   8.53%
2006    8,365,889    33.80 to  34.31       286,915,866   1.52% to 1.77%      0.60%      11.30%     to  11.58%
2005   10,505,079    30.37 to  30.75       322,928,294   1.52% to 1.77%      0.87%       5.25%     to   5.51%
2004   12,878,108    28.86 to  29.14       375,237,336   1.52% to 1.77%      0.56%       8.91%     to   9.18%
2003   14,192,988    26.50 to  26.69       378,795,802   1.52% to 1.77%      0.55%      27.64%     to  27.96%

Natural Resources Portfolio (Class 1)
2007    3,208,730    65.85 to  67.01       214,948,823   1.52% to 1.77%      1.10%      37.74%     to  38.09%
2006    3,796,380    47.81 to  48.53       184,183,331   1.52% to 1.77%      0.63%      22.74%     to  23.05%
2005    4,551,838    38.95 to  39.44       179,488,507   1.52% to 1.77%      0.51%      43.55%     to  43.91%
2004    4,139,858    27.13 to  27.41       113,436,088   1.52% to 1.77%      0.75%      22.85%     to  23.16%
2003    4,047,710    22.09 to  22.25        90,042,277   1.52% to 1.77%      0.71%      45.13%     to  45.50%

Asset Allocation Portfolio (Class 2)
2007      700,449    26.07 to  26.78        18,679,976   1.52% to 1.97%      2.69%       6.17%     to   6.65%
2006      715,105    24.56 to  25.11        17,890,649   1.52% to 1.97%      3.08%       8.99%     to   9.48%
2005      771,375    22.54 to  22.94        17,640,251   1.52% to 1.97%      2.89%       2.77%     to   3.23%
2004      829,438    21.93 to  22.22        18,384,242   1.52% to 1.97%      2.76%       8.01%     to   8.49%
2003      622,230    20.30 to  20.48        12,717,893   1.52% to 1.97%      3.91%      20.49%     to  21.03%

Capital Appreciation Portfolio (Class 2)
2007    2,473,375    53.61 to  54.67(8)    134,461,434   1.40% to 1.97%      0.22%      25.07%     to  25.78%
2006    2,897,869    42.86 to  43.46(8)    125,440,101   1.40% to 1.97%      0.02%       9.08%     to   9.71%
2005    3,183,176    39.29 to  39.61(8)    125,735,996   1.40% to 1.97%      0.16%       9.30%     to   9.93%
2004    3,423,701    35.95 to  36.04(8)    123,237,079   1.40% to 1.97%      0.00%       6.82%     to   7.44%
2003    2,994,700    33.65 to  33.54(8)    100,495,406   1.40% to 1.97%      0.00%      29.48%     to  30.23%

Government and Quality Bond Portfolio (Class 2)
2007    6,197,491    17.66 to  18.13       111,935,603   1.52% to 1.97%      3.63%       4.06%     to   4.53%
2006    6,773,799    16.97 to  17.34       117,062,386   1.52% to 1.97%      3.51%       1.14%     to   1.59%
2005    7,329,772    16.78 to  17.07       124,714,245   1.52% to 1.97%      3.78%       0.49%     to   0.94%
2004    7,672,011    16.70 to  16.91       129,395,172   1.52% to 1.97%      4.66%       1.24%     to   1.70%
2003    7,704,078    16.49 to  16.63       127,810,283   1.52% to 1.97%      4.18%       0.37%     to   0.82%

Growth Portfolio (Class 2)
2007    1,878,339    36.06 to  36.94        69,224,882   1.52% to 1.97%      0.56%       7.89%     to   8.37%
2006    2,240,626    33.42 to  34.08        76,222,516   1.52% to 1.97%      0.47%      10.91%     to  11.41%
2005    2,499,894    30.13 to  30.59        76,357,097   1.52% to 1.97%      0.75%       4.88%     to   5.35%
2004    2,657,729    28.73 to  29.04        77,079,482   1.52% to 1.97%      0.46%       8.53%     to   9.02%
2003    2,210,630    26.47 to  26.64        58,824,652   1.52% to 1.97%      0.44%      27.20%     to  27.77%

Natural Resources Portfolio (Class 2)
2007      677,466    64.90 to  66.65        44,896,542   1.52% to 1.97%      1.00%      37.27%     to  37.88%
2006      804,761    47.28 to  48.34        38,673,206   1.52% to 1.97%      0.53%      22.31%     to  22.86%
2005      847,774    38.66 to  39.34        33,185,413   1.52% to 1.97%      0.41%      43.05%     to  43.69%(9)
2004      781,704    27.02 to  27.38        21,312,223   1.52% to 1.97%      0.70%      22.43%     to  22.98%
2003      565,717    22.07 to  22.26(8)     12,549,472   1.52% to 1.97%      0.62%      44.62%     to  45.26%

Asset Allocation Portfolio (Class 3)
2007    1,204,679    11.23 to  11.39(8)     31,765,835   1.15% to 2.05%      2.68%       5.72%     to   6.78%(9)
2006    1,134,571    10.63 to  10.67(8)     28,162,091   1.15% to 2.05%      3.41%       5.29%(12) to   5.69%(12)(9)
2005      750,594    22.52 to  22.83        17,058,830   1.52% to 1.97%      2.92%       2.67%     to   3.13%
2004      539,411    21.94 to  22.13        11,903,503   1.52% to 1.97%      2.85%       7.90%     to   8.39%
2003      140,877    20.33 to  20.42         2,872,884   1.52% to 1.97%      4.32%      20.36%     to  20.93%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Capital Appreciation Portfolio (Class 3)
2007    9,762,727    13.57 to  13.75(8)    521,705,334   1.15% to 2.05%      0.15%      24.76%     to  25.94%(9)
2006    9,288,929    10.88 to  10.92(8)    398,541,757   1.15% to 2.05%      0.00%       7.23%(12) to   7.55%(12)(9)
2005    6,681,856    38.85 to  39.43       262,830,722   1.52% to 1.97%      0.08%       9.20%     to   9.69%
2004    4,699,455    35.58 to  35.95       168,649,045   1.52% to 1.97%      0.00%       6.73%     to   7.20%
2003    1,741,037    33.33 to  33.53        58,331,792   1.52% to 1.97%      0.00%      29.41%     to  29.99%

Government and Quality Bond Portfolio (Class 3)
2007   31,310,811    10.52 to  10.65(8)    557,013,536   1.15% to 2.05%      3.80%       3.88%     to   4.81%(9)
2006   23,293,805    10.12 to  10.16(8)    399,803,235   1.15% to 2.05%      3.61%       1.03%(12) to   1.37%(12)(9)
2005   17,250,525    16.73 to  17.00       292,427,365   1.52% to 1.97%      3.79%       0.39%     to   0.84%
2004   12,740,224    16.67 to  16.85       214,338,476   1.52% to 1.97%      4.92%       1.14%     to   1.60%
2003    6,769,120    16.48 to  16.59       112,179,625   1.52% to 1.97%      5.05%       0.26%     to   0.71%

Growth Portfolio (Class 3)
2007    6,064,625    11.66 to  11.83(8)    218,730,283   1.15% to 2.05%      0.49%       7.41%     to   8.67%(9)
2006    5,660,379    10.86 to  10.89(8)    191,269,980   1.15% to 2.05%      0.41%       7.57%(12) to   7.93%(12)(9)
2005    4,809,610    30.05 to  30.51       146,367,054   1.52% to 1.97%      0.70%       4.77%     to   5.25%
2004    3,447,573    28.68 to  28.99        99,754,464   1.52% to 1.97%      0.39%       8.43%     to   8.91%
2003    1,346,317    26.45 to  26.61        35,799,120   1.52% to 1.97%      0.45%      27.09%     to  27.66%

Natural Resources Portfolio (Class 3)
2007    3,133,647    14.22 to  14.50(8)    200,622,720   1.15% to 2.05%      0.97%      36.41%     to  38.23%(9)
2006    2,461,054    10.43 to  10.49(8)    116,871,760   1.15% to 2.05%      0.50%       3.04%(12) to   3.75%(12)(9)
2005    1,488,282    38.48 to  39.09        57,999,175   1.52% to 1.97%      0.34%      42.92%     to  43.55%
2004      779,599    26.93 to  27.23        21,183,866   1.52% to 1.97%      0.62%      22.34%     to  22.88%
2003      270,101    22.01 to  22.16         5,978,089   1.52% to 1.97%      0.69%      44.51%     to  45.11%

Aggressive Growth Portfolio (Class 1)
2007    4,460,489     8.97 to  17.25        76,503,300   1.52% to 1.77%      0.55%      -2.23%     to  -1.99%
2006    5,927,405     9.18 to  17.60       103,875,273   1.52% to 1.77%      0.10%      11.31%     to  11.58%(9)
2005    7,756,045     8.25 to  15.78       121,925,535   1.52% to 1.77%      0.00%       6.83%     to   7.10%
2004    9,797,972     7.72 to  14.73       143,920,224   1.52% to 1.77%      0.00%      14.73%     to  15.02%
2003   11,780,987     6.73 to  12.81       150,483,074   1.52% to 1.77%      0.00%      26.21%     to  26.52%

Alliance Growth Portfolio (Class 1)
2007   11,463,534    10.07 to  37.42       423,159,668   1.52% to 1.77%      0.05%      12.60%     to  12.88%
2006   15,611,799     8.94 to  33.15       511,866,141   1.52% to 1.77%      0.12%      -0.99%     to  -0.75%
2005   20,472,605     9.03 to  33.40       677,466,507   1.52% to 1.77%      0.38%      14.58%     to  14.86%(9)
2004   25,978,046     7.89 to  29.08       749,771,483   1.52% to 1.77%      0.30%       6.05%     to   6.31%
2003   32,778,585     7.44 to  27.35       890,904,857   1.52% to 1.77%      0.25%      23.61%     to  23.92%

Balanced Portfolio (Class 1)
2007    5,601,380     9.44 to  17.02        94,817,626   1.52% to 1.77%      2.76%       3.55%     to   3.81%
2006    7,256,521     9.11 to  16.40       118,416,104   1.52% to 1.77%      2.59%       8.92%     to   9.19%
2005    9,426,437     8.37 to  15.02       140,851,928   1.52% to 1.77%      2.33%       0.11%     to   0.36%
2004   12,147,521     8.36 to  14.96       181,055,953   1.52% to 1.77%      1.47%       4.90%     to   5.16%
2003   14,668,068     7.97 to  14.23       207,974,333   1.52% to 1.77%      2.25%      13.10%     to  13.38%

Blue Chip Growth Portfolio (Class 1)
2007    2,329,044     7.02 to   8.69        16,771,820   1.52% to 1.77%      0.33%      12.07%     to  12.35%
2006    2,693,153     6.26 to   7.73        17,265,461   1.52% to 1.77%      0.23%       4.71%     to   4.97%
2005    3,948,546     5.98 to   7.37        24,055,659   1.52% to 1.77%      0.59%       0.75%     to   1.00%
2004    4,146,996     5.94 to   7.29        25,017,804   1.52% to 1.77%      0.15%       3.39%     to   3.65%
2003    4,616,456     5.74 to   7.04        26,875,421   1.52% to 1.77%      0.18%      23.80%     to  24.11%

Capital Growth Portfolio (Class 1)
2007    1,483,536     8.99 to   9.15        13,549,487   1.52% to 1.77%      1.12%      11.56%     to  11.84%
2006    1,769,810     8.05 to   8.18        14,457,352   1.52% to 1.77%      0.30%      14.61%     to  14.89%
2005    2,095,442     7.03 to   7.12        14,900,856   1.52% to 1.77%      0.44%       1.79%     to   2.04%
2004    2,722,190     6.90 to   6.97        18,976,094   1.52% to 1.77%      0.00%      11.03%     to  11.31%
2003    3,464,986     6.22 to   6.27        21,703,835   1.52% to 1.77%      0.00%      23.03%     to  23.34%

Cash Management Portfolio (Class 1)
2007   11,415,409    10.55 to  13.79       157,085,537   1.52% to 1.77%      3.75%       2.68%     to   2.93%
2006    9,554,341    10.28 to  13.39       127,627,207   1.52% to 1.77%      2.57%       2.80%     to   3.05%
2005    9,367,344    10.00 to  13.00       121,430,235   1.52% to 1.77%      1.04%       0.99%     to   1.24%
2004   10,546,190     9.90 to  12.84       135,050,861   1.52% to 1.77%      0.76%      -0.95%     to  -0.70%
2003   13,706,050    10.00 to  12.93(8)    176,856,444   1.52% to 1.77%      1.86%      -1.10%     to  -0.85%

Corporate Bond Portfolio (Class 1)
2007    7,818,914    18.32 to  18.65       145,719,768   1.52% to 1.77%      3.85%       3.63%     to   3.89%
2006    8,696,448    17.68 to  17.95       156,032,513   1.52% to 1.77%      4.27%       4.00%     to   4.26%
2005   10,147,415    17.00 to  17.22       174,651,502   1.52% to 1.77%      4.46%       0.12%     to   0.37%
2004   11,355,796    16.98 to  17.15       194,730,836   1.52% to 1.77%      4.89%       4.95%     to   5.21%
2003   13,408,143    16.18 to  16.30       218,565,601   1.52% to 1.77%      5.82%       9.98%     to  10.25%

Davis Venture Value Portfolio (Class 1)
2007   28,232,833    13.77 to  40.62     1,132,762,035   1.52% to 1.77%      0.85%       3.80%     to   4.06%
2006   35,548,548    13.26 to  39.03     1,372,722,485   1.52% to 1.77%      0.97%      13.29%     to  13.57%
2005   43,943,760    11.71 to  34.37     1,496,562,341   1.52% to 1.77%      0.97%       8.67%     to   8.94%
2004   52,961,565    10.77 to  31.55     1,657,605,750   1.52% to 1.77%      0.85%      11.52%     to  11.80%
2003   60,656,992     9.66 to  28.22     1,699,121,533   1.52% to 1.77%      0.86%      30.78%     to  31.11%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
"Dogs" of Wall Street Portfolio (Class 1)
2007    2,886,729    12.40 to  12.62        36,420,354   1.52% to 1.77%      2.36%      -3.65%     to  -3.41%
2006    4,108,875    12.87 to  13.07        53,675,570   1.52% to 1.77%      2.50%      19.52%     to  19.81%
2005    5,091,088    10.77 to  10.91        55,512,513   1.52% to 1.77%      2.27%      -4.44%     to  -4.20%
2004    6,929,443    11.27 to  11.38        78,877,465   1.52% to 1.77%      2.26%       7.70%     to   7.97%
2003    8,147,568    10.47 to  10.54        85,890,387   1.52% to 1.77%      2.62%      17.92%     to  18.21%

Emerging Markets Portfolio (Class 1)
2007    5,540,449    26.33 to  40.11       148,654,454   1.52% to 1.77%      1.92%      38.91%     to  39.25%
2006    6,586,154    18.95 to  28.80       126,882,022   1.52% to 1.77%      0.91%      28.81%     to  29.13%
2005    8,139,591    14.71 to  22.31       121,396,530   1.52% to 1.77%      0.34%      34.81%     to  35.14%(9)
2004    7,976,447    10.92 to  16.51        88,049,372   1.52% to 1.77%      1.04%      22.32%     to  22.63%
2003    9,111,544     8.92 to  13.46        82,029,038   1.52% to 1.77%      0.00%      49.91%     to  50.30%

Equity Opportunities Portfolio (Class 1)
2007    3,858,303    20.20 to  20.57        79,309,576   1.52% to 1.77%      1.64%      -1.65%     to  -1.40%
2006    5,190,000    20.54 to  20.86       108,217,271   1.52% to 1.77%      1.53%      14.65%     to  14.94%
2005    6,941,211    17.92 to  18.15       125,937,063   1.52% to 1.77%      1.49%       2.84%     to   3.09%
2004    8,953,274    17.42 to  17.60       157,581,658   1.52% to 1.77%      1.39%       7.97%     to   8.23%
2003   10,581,822    16.14 to  16.26       172,085,602   1.52% to 1.77%      1.56%      25.34%     to  25.65%

Fundamental Growth Portfolio (Class 1)
2007    4,922,503     8.74 to  21.57       105,460,035   1.52% to 1.77%      0.00%      13.13%     to  13.41%
2006    6,573,329     7.73 to  19.02       124,318,991   1.52% to 1.77%      0.02%       3.93%     to   4.19%
2005    8,783,260     7.44 to  18.25       159,424,404   1.52% to 1.77%      0.58%       4.21%     to   4.47%
2004   11,438,565     7.14 to  17.47       198,871,321   1.52% to 1.77%      0.13%       3.16%     to   3.42%
2003   14,141,346     6.92 to  16.90       237,882,292   1.52% to 1.77%      0.26%      21.84%     to  22.15%

Global Bond Portfolio (Class 1)
2007    3,725,872    12.75 to  19.75        72,916,266   1.52% to 1.77%      0.59%       9.43%     to   9.70%
2006    3,699,912    11.65 to  18.01        66,045,775   1.52% to 1.77%      8.87%       2.05%     to   2.30%
2005    4,424,400    11.42 to  17.60        77,386,541   1.52% to 1.77%      3.10%       2.75%     to   3.01%
2004    4,872,325    11.11 to  17.09        82,766,021   1.52% to 1.77%      0.00%       2.14%     to   2.40%
2003    5,769,975    10.88 to  16.69        95,804,408   1.52% to 1.77%      0.00%       1.74%     to   2.00%

Global Equities Portfolio (Class 1)
2007    5,972,702    11.97 to  26.50       157,423,591   1.52% to 1.77%      1.16%       9.91%     to  10.18%
2006    7,394,159    10.89 to  24.05       176,964,120   1.52% to 1.77%      0.88%      21.70%     to  22.00%
2005    8,990,627     8.95 to  19.71       176,433,813   1.52% to 1.77%      0.27%      13.76%     to  14.04%(9)
2004   10,797,429     7.86 to  17.28       185,921,956   1.52% to 1.77%      0.30%       9.91%     to  10.18%
2003   13,408,682     7.16 to  15.69       209,702,594   1.52% to 1.77%      0.27%      24.31%     to  24.62%

Growth Opportunities Portfolio (Class 1)
2007    3,277,374     6.68 to   6.79        22,236,254   1.52% to 1.77%      0.00%      19.43%     to  19.73%
2006    3,697,904     5.59 to   5.67        20,956,363   1.52% to 1.77%      0.00%      11.45%     to  11.73%
2005    2,903,895     5.02 to   5.07        14,730,534   1.52% to 1.77%      0.00%       5.77%     to   6.03%
2004    3,801,186     4.74 to   4.79        18,188,614   1.52% to 1.77%      0.00%       4.31%     to   4.57%
2003    6,188,391     4.55 to   4.58        28,319,772   1.52% to 1.77%      0.00%      32.60%     to  32.94%

Growth-Income Portfolio (Class 1)
2007   10,811,269    10.80 to  34.65       367,388,712   1.52% to 1.77%      0.89%       9.17%     to   9.44%
2006   14,413,766     9.90 to  31.66       449,064,125   1.52% to 1.77%      0.70%       5.54%     to   5.81%
2005   18,999,995     9.38 to  29.92       560,747,209   1.52% to 1.77%      0.54%       5.32%     to   5.58%(9)
2004   24,966,616     8.90 to  28.34       699,908,679   1.52% to 1.77%      0.67%       9.58%     to   9.85%
2003   30,394,384     8.12 to  25.80       776,995,860   1.52% to 1.77%      0.97%      23.44%     to  23.75%

High-Yield Bond Portfolio (Class 1)
2007    6,081,847    20.70 to  21.04       127,924,639   1.52% to 1.77%      7.12%      -0.40%     to  -0.15%
2006    8,694,111    20.79 to  21.07       183,161,973   1.52% to 1.77%      7.61%      12.66%     to  12.94%
2005   10,415,282    18.45 to  18.66       194,304,447   1.52% to 1.77%      8.88%       6.96%     to   7.23%
2004   13,555,787    17.25 to  17.40       235,859,948   1.52% to 1.77%      8.58%      15.40%     to  15.69%
2003   17,536,682    14.95 to  15.04       263,751,824   1.52% to 1.77%      7.24%      29.25%     to  29.58%

International Diversified Equities Portfolio (Class 1)
2007    8,416,582    16.26 to  16.54       139,192,910   1.52% to 1.77%      2.01%      13.33%     to  13.61%
2006   10,209,822    14.35 to  14.56       148,632,225   1.52% to 1.77%      0.41%      21.29%     to  21.59%
2005   11,973,066    11.83 to  11.98       143,352,493   1.52% to 1.77%      1.48%      11.78%     to  12.06%
2004   14,219,830    10.58 to  10.69       151,934,480   1.52% to 1.77%      1.88%      14.45%     to  14.73%
2003   16,924,576     9.25 to   9.31       157,610,826   1.52% to 1.77%      4.68%      29.49%     to  29.81%

International Growth & Income Portfolio (Class 1)
2007   10,137,855    14.08 to  19.97       200,680,648   1.52% to 1.77%      1.54%       5.29%     to   5.55%
2006   12,387,765    13.37 to  18.92       232,588,695   1.52% to 1.77%      1.30%      24.82%     to  25.13%
2005   13,993,625    10.71 to  15.12       209,984,834   1.52% to 1.77%      0.85%      12.28%     to  12.56%
2004   16,230,640     9.54 to  13.43       217,669,286   1.52% to 1.77%      1.24%      18.74%     to  19.04%
2003   17,140,775     8.04 to  11.28       193,131,037   1.52% to 1.77%      1.46%      34.52%     to  34.87%

Marsico Focused Growth Portfolio (Class 1)
2007    3,577,168    13.42 to  13.66        48,795,490   1.52% to 1.77%      0.19%      11.66%     to  11.94%
2006    4,898,463    12.02 to  12.21        59,722,391   1.52% to 1.77%      0.00%       6.68%     to   6.95%
2005    5,993,627    11.27 to  11.41        68,345,854   1.52% to 1.77%      0.00%       8.77%     to   9.04%
2004    6,278,390    10.36 to  10.47        65,643,534   1.52% to 1.77%      0.00%       9.30%     to   9.57%
2003    7,828,738     9.48 to   9.55        74,743,943   1.52% to 1.77%      0.00%      27.94%     to  28.26%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
2007    4,731,631    11.53 to  25.58       120,201,972   1.52% to 1.77%      1.10%       8.63%     to   8.91%
2006    6,089,977    10.62 to  23.49       142,284,797   1.52% to 1.77%      0.67%      11.20%     to  11.48%
2005    7,919,315     9.55 to  21.07       166,238,426   1.52% to 1.77%      0.77%       5.84%     to   6.10%(9)
2004    9,734,051     9.02 to  19.86       192,713,777   1.52% to 1.77%      0.79%       9.90%     to  10.18%
2003   11,732,320     8.21 to  18.03       210,872,350   1.52% to 1.77%      0.84%      20.34%     to  20.64%

MFS Total Return Portfolio (Class 1)
2007   12,819,292    13.22 to  28.85       364,898,447   1.52% to 1.77%      2.49%       2.41%     to   2.67%
2006   15,505,974    12.91 to  28.10       429,872,722   1.52% to 1.77%      2.30%      10.03%     to  10.31%
2005   19,397,126    11.73 to  25.47       488,726,740   1.52% to 1.77%      2.11%       1.24%     to   1.49%
2004   22,025,002    11.59 to  25.10       547,419,678   1.52% to 1.77%      0.19%       9.35%     to   9.63%
2003   24,019,322    10.60 to  22.89       544,742,108   1.52% to 1.77%      4.31%      14.81%     to  15.10%

Mid-Cap Growth Portfolio (Class 1)
2007    6,872,375     7.35 to  12.54        85,043,221   1.52% to 1.77%      0.24%      14.89%     to  15.18%
2006    9,175,798     6.39 to  10.89        98,751,287   1.52% to 1.77%      0.00%       0.77%     to   1.02%
2005   11,316,233     6.34 to  10.78       120,741,874   1.52% to 1.77%      0.00%       1.38%     to   1.63%
2004   14,652,379     6.26 to  10.61       154,117,911   1.52% to 1.77%      0.00%      12.09%     to  12.37%
2003   17,207,140     5.58 to   9.44       161,264,715   1.52% to 1.77%      0.00%      34.83%     to  35.17%

Real Estate Portfolio (Class 1)
2007    3,201,604    26.17 to  26.64        85,266,112   1.52% to 1.77%      1.23%     -15.85%     to -15.64%
2006    4,877,438    31.10 to  31.58       153,981,034   1.52% to 1.77%      1.31%      32.13%     to  32.46%
2005    5,696,302    23.54 to  23.84       135,771,300   1.52% to 1.77%      1.93%      11.31%     to  11.58%
2004    7,121,147    21.15 to  21.36       152,120,150   1.52% to 1.77%      2.67%      32.21%     to  32.53%
2003    7,594,788    16.00 to  16.12       122,416,709   1.52% to 1.77%      2.80%      35.57%     to  35.91%

Technology Portfolio (Class 1)
2007    7,840,652     2.84 to   2.89        22,615,569   1.52% to 1.77%      0.00%      19.80%     to  20.10%
2006    6,722,580     2.37 to   2.40        16,146,229   1.52% to 1.77%      0.00%      -0.65%     to  -0.40%
2005    8,755,032     2.38 to   2.41        21,113,755   1.52% to 1.77%      0.00%      -1.96%     to  -1.71%
2004   10,833,574     2.43 to   2.45        26,583,352   1.52% to 1.77%      0.00%      -4.24%     to  -4.00%
2003   16,991,531     2.54 to   2.56        43,437,344   1.52% to 1.77%      0.00%      48.11%     to  48.49%

Telecom Utility Portfolio (Class 1)
2007    2,167,856    17.78 to  18.09        39,204,694   1.52% to 1.77%      2.85%      18.79%     to  19.09%
2006    2,662,249    14.97 to  15.19        40,433,257   1.52% to 1.77%      3.72%      24.29%     to  24.60%
2005    2,789,284    12.04 to  12.19        34,000,852   1.52% to 1.77%      4.07%       4.65%     to   4.91%
2004    3,533,027    11.51 to  11.62        41,052,332   1.52% to 1.77%      4.91%      14.73%     to  15.01%
2003    3,944,574    10.03 to  10.10        39,854,376   1.52% to 1.77%      5.95%      16.69%     to  16.98%

Worldwide High Income Portfolio (Class 1)
2007    1,970,247    21.91 to  22.25        43,832,167   1.52% to 1.77%      6.27%       3.70%     to   3.96%
2006    2,461,174    21.13 to  21.40        52,673,320   1.52% to 1.77%      7.21%       7.72%     to   7.98%
2005    3,031,147    19.61 to  19.82        60,077,709   1.52% to 1.77%      7.57%       5.43%     to   5.69%
2004    3,683,254    18.60 to  18.75        69,072,552   1.52% to 1.77%      6.15%       7.50%     to   7.77%
2003    4,418,403    17.31 to  17.40        76,886,755   1.52% to 1.77%      8.04%      23.73%     to  24.04%

Aggressive Growth Portfolio (Class 2)
2007      649,125    16.66 to  17.07        11,044,347   1.52% to 1.97%      0.44%      -2.58%     to  -2.13%
2006      722,278    17.10 to  17.45        12,572,833   1.52% to 1.97%      0.00%      10.89%     to  11.42%
2005      844,654    15.42 to  15.66        13,205,800   1.52% to 1.97%      0.00%       6.46%     to   6.93%
2004      886,233    14.49 to  14.64        12,961,719   1.52% to 1.97%      0.00%      14.33%     to  14.85%
2003      925,407    12.67 to  12.75        11,789,546   1.52% to 1.97%      0.00%      25.77%     to  26.34%

Alliance Growth Portfolio (Class 2)
2007    1,605,788    36.03 to  37.42        59,148,406   1.40% to 1.97%      0.00%      12.20%     to  12.84%
2006    1,976,451    32.11 to  33.17        64,611,386   1.40% to 1.97%      0.00%      -1.34%     to  -0.78%
2005    2,245,783    32.55 to  33.42        74,076,893   1.40% to 1.97%      0.26%      14.18%     to  14.83%
2004    2,394,953    28.51 to  29.11        68,896,859   1.40% to 1.97%      0.19%       5.68%     to   6.28%
2003    2,177,923    26.97 to  27.39(8)     59,042,861   1.40% to 1.97%      0.12%      23.17%     to  23.88%

Balanced Portfolio (Class 2)
2007      954,994    16.45 to  16.86        16,049,705   1.52% to 1.97%      2.69%       3.21%     to   3.67%
2006    1,107,982    15.94 to  16.26        17,968,924   1.52% to 1.97%      2.55%       8.54%     to   9.03%
2005    1,299,119    14.69 to  14.91        19,333,865   1.52% to 1.97%      2.27%      -0.24%     to   0.21%
2004    1,483,785    14.72 to  14.88        22,041,926   1.52% to 1.97%      1.36%       4.54%     to   5.01%
2003    1,531,198    14.08 to  14.17        21,674,122   1.52% to 1.97%      2.28%      12.70%     to  13.21%

Blue Chip Growth Portfolio (Class 2)
2007    1,243,244     6.92 to   7.09         8,792,084   1.52% to 1.97%      0.19%      11.67%     to  12.18%
2006    1,561,072     6.20 to   6.32         9,841,301   1.52% to 1.97%      0.10%       4.34%     to   4.81%
2005    1,793,058     5.94 to   6.03        10,793,351   1.52% to 1.97%      0.43%       0.39%     to   0.85%
2004    2,058,214     5.92 to   5.98        12,287,985   1.52% to 1.97%      0.03%       3.03%     to   3.50%
2003    2,039,524     5.74 to   5.78        11,770,970   1.52% to 1.97%      0.03%      23.38%     to  23.93%

Capital Growth Portfolio (Class 2)
2007      633,367     8.85 to   9.06         5,719,187   1.52% to 1.97%      1.03%      11.17%     to  11.67%
2006      705,678     7.96 to   8.12         5,708,987   1.52% to 1.97%      0.18%      14.21%     to  14.72%
2005      775,921     6.97 to   7.07         5,477,982   1.52% to 1.97%      0.34%       1.42%     to   1.89%
2004      886,355     6.87 to   6.94         6,144,254   1.52% to 1.97%      0.00%      10.65%     to  11.15%
2003      900,697     6.21 to   6.25         5,620,344   1.52% to 1.97%      0.00%      22.60%     to  23.15%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Cash Management Portfolio (Class 2)
2007    4,220,513    13.34 to  13.66        57,514,246   1.52% to 1.97%      3.52%       2.32%     to   2.78%
2006    3,461,044    13.04 to  13.29        45,910,005   1.52% to 1.97%      2.35%       2.44%     to   2.90%
2005    3,274,033    12.73 to  12.91        42,210,412   1.52% to 1.97%      0.77%       0.57%     to   1.09%
2004    3,787,733    12.65 to  12.78        48,330,416   1.52% to 1.97%      0.66%      -1.36%     to  -0.85%
2003    3,696,208    12.83 to  12.89        47,588,977   1.52% to 1.97%      1.95%      -1.44%     to  -0.99%

Corporate Bond Portfolio (Class 2)
2007    2,630,945    18.02 to  18.48        48,501,854   1.52% to 1.97%      3.77%       3.26%     to   3.73%
2006    2,841,192    17.45 to  17.82        50,505,302   1.52% to 1.97%      4.12%       3.64%     to   4.10%
2005    3,136,037    16.83 to  17.11        53,570,302   1.52% to 1.97%      4.42%      -0.23%     to   0.22%
2004    3,178,532    16.87 to  17.08        54,193,855   1.52% to 1.97%      5.08%       4.58%     to   5.05%
2003    2,889,715    16.13 to  16.26        46,911,728   1.52% to 1.97%      6.04%       9.59%     to  10.09%

Davis Venture Value Portfolio (Class 2)
2007    4,596,592    39.16 to  40.61       184,372,113   1.40% to 1.97%      0.74%       3.44%     to   4.03%
2006    5,345,015    37.86 to  39.04       206,374,587   1.40% to 1.97%      0.87%      12.89%     to  13.53%
2005    5,951,410    33.54 to  34.38       202,665,477   1.40% to 1.97%      0.87%       8.29%     to   8.91%
2004    6,279,634    30.97 to  31.57       196,647,275   1.40% to 1.97%      0.79%      11.14%     to  11.77%
2003    5,403,145    27.86 to  28.25       151,609,252   1.40% to 1.97%      0.79%      30.33%     to  31.07%

"Dogs" of Wall Street Portfolio (Class 2)
2007    1,095,283    12.24 to  12.52        13,674,579   1.52% to 1.97%      2.32%      -3.99%     to  -3.56%
2006    1,394,125    12.74 to  12.99        18,049,279   1.52% to 1.97%      2.37%      19.10%     to  19.63%
2005    1,669,202    10.70 to  10.85        18,073,453   1.52% to 1.97%      2.31%      -4.78%     to  -4.35%
2004    1,799,526    11.24 to  11.35        20,381,063   1.52% to 1.97%      2.35%       7.33%     to   7.82%
2003    1,637,428    10.47 to  10.53(8)     17,206,833   1.52% to 1.97%      2.75%      17.51%     to  18.05%

Emerging Markets Portfolio (Class 2)
2007    1,187,756    25.89 to  26.54        31,441,510   1.52% to 1.97%      1.84%      38.43%     to  39.05%
2006    1,282,729    18.70 to  19.09        24,419,039   1.52% to 1.97%      0.84%      28.36%     to  28.94%
2005    1,312,679    14.57 to  14.80        19,388,777   1.52% to 1.97%      0.24%      34.33%     to  34.94%
2004    1,201,940    10.85 to  10.97        13,164,866   1.52% to 1.97%      1.01%      21.95%     to  22.51%
2003      809,232     8.89 to   8.96         7,238,116   1.52% to 1.97%      0.00%      49.42%     to  50.10%

Equity Opportunities Portfolio (Class 2)
2007      727,508    19.85 to  20.38        14,780,533   1.52% to 1.97%      1.56%      -2.00%     to  -1.55%
2006      882,899    20.26 to  20.70        18,225,950   1.52% to 1.97%      1.46%      14.25%     to  14.77%
2005    1,056,981    17.73 to  18.04        19,019,597   1.52% to 1.97%      1.41%       2.47%     to   2.94%
2004    1,184,869    17.30 to  17.52        20,723,558   1.52% to 1.97%      1.36%       7.58%     to   8.07%
2003    1,123,456    16.08 to  16.22        18,192,720   1.52% to 1.97%      1.44%      24.90%     to  25.47%

Foreign Value Portfolio (Class 2)
2007    3,365,594    21.65 to  22.47        75,531,447   1.52% to 1.97%      1.76%      11.95%     to  12.46%
2006    3,868,694    19.34 to  19.98        77,225,840   1.52% to 1.97%      1.02%      24.69%     to  25.25%
2005    4,123,859    15.51 to  15.95        65,728,196   1.52% to 1.97%      0.00%       7.90%     to   8.37%
2004    3,958,903    14.37 to  14.72        58,239,499   1.52% to 1.97%      1.23%      17.57%     to  18.06%
2003    2,198,159    12.22 to  12.47        27,397,014   1.52% to 1.97%      0.23%      31.06%     to  32.58%

Fundamental Growth Portfolio (Class 2)
2007      318,015    20.81 to  21.36         6,766,692   1.52% to 1.97%      0.00%      12.79%     to  13.29%
2006      385,960    18.45 to  18.85         7,254,435   1.52% to 1.97%      0.00%       3.57%     to   4.03%
2005      494,045    17.81 to  18.12         8,933,244   1.52% to 1.97%      0.47%       3.84%     to   4.31%
2004      541,745    17.15 to  17.37         9,396,286   1.52% to 1.97%      0.00%       2.80%     to   3.26%
2003      644,422    16.69 to  16.82        10,831,524   1.52% to 1.97%      0.12%      21.42%     to  21.97%

Global Bond Portfolio (Class 2)
2007      923,705    19.11 to  19.56        18,024,074   1.52% to 1.97%      0.42%       9.05%     to   9.54%
2006      918,963    17.52 to  17.86        16,374,097   1.52% to 1.97%      9.13%       1.69%     to   2.15%
2005      966,703    17.23 to  17.48        16,870,464   1.52% to 1.97%      3.28%       2.39%     to   2.86%
2004      823,892    16.83 to  16.99        13,981,610   1.52% to 1.97%      0.00%       1.78%     to   2.24%
2003      745,800    16.53 to  16.62(8)     12,385,013   1.52% to 1.97%      0.00%       1.38%     to   1.84%

Global Equities Portfolio (Class 2)
2007      739,069    25.69 to  26.51(8)     19,379,314   1.40% to 1.97%      1.08%       9.52%     to  10.15%
2006      762,141    23.46 to  24.07(8)     18,163,322   1.40% to 1.97%      0.82%      21.27%     to  21.97%
2005      728,068    19.34 to  19.73(8)     14,236,176   1.40% to 1.97%      0.15%      13.36%     to  14.01%
2004      662,045    17.06 to  17.31(8)     11,374,003   1.40% to 1.97%      0.18%       9.52%     to  10.15%
2003      776,585    15.58 to  15.71(8)     12,131,779   1.40% to 1.97%      0.13%      23.85%     to  25.68%

Growth Opportunities Portfolio (Class 2)
2007    1,364,018     6.56 to   6.74         9,154,888   1.52% to 1.97%      0.00%      19.01%     to  19.55%
2006    1,553,271     5.51 to   5.64         8,723,039   1.52% to 1.97%      0.00%      11.06%     to  11.56%
2005    1,192,495     4.96 to   5.05         6,012,922   1.52% to 1.97%      0.00%       5.40%     to   5.87%
2004    1,255,588     4.71 to   4.77         5,980,833   1.52% to 1.97%      0.00%       3.94%     to   4.42%
2003    1,395,231     4.53 to   4.57         6,367,640   1.52% to 1.97%      0.00%      32.16%     to  32.75%

Growth-Income Portfolio (Class 2)
2007      848,272    33.38 to  34.28        28,979,639   1.52% to 1.97%      0.78%       8.79%     to   9.28%
2006    1,053,667    30.68 to  31.37        32,960,191   1.52% to 1.97%      0.59%       5.17%     to   5.65%
2005    1,227,675    29.17 to  29.69        36,371,175   1.52% to 1.97%      0.42%       4.95%     to   5.43%
2004    1,450,353    27.79 to  28.17        40,777,284   1.52% to 1.97%      0.56%       9.19%     to   9.68%
2003    1,602,731    25.45 to  25.68        41,110,089   1.52% to 1.97%      0.88%      23.00%     to  23.56%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
High-Yield Bond Portfolio (Class 2)
2007    1,491,422    20.30 to  20.84        30,982,321   1.52% to 1.97%      7.08%      -0.74%     to  -0.30%
2006    1,877,778    20.45 to  20.91        39,148,300   1.52% to 1.97%      7.75%      12.26%     to  12.77%
2005    2,033,766    18.21 to  18.54        37,619,765   1.52% to 1.97%      9.40%       6.51%     to   7.07%
2004    2,367,479    17.10 to  17.32        40,928,981   1.52% to 1.97%      8.72%      14.90%     to  15.52%
2003    2,538,571    14.88 to  14.99        38,009,272   1.52% to 1.97%      8.15%      28.69%     to  29.39%

International Diversified Equities Portfolio (Class 2)
2007    3,499,414    16.02 to  16.40        57,269,092   1.52% to 1.97%      1.94%      12.93%     to  13.44%
2006    4,030,252    14.18 to  14.46        58,163,917   1.52% to 1.97%      0.31%      20.87%     to  21.41%
2005    4,438,672    11.73 to  11.91        52,774,309   1.52% to 1.97%      1.43%      11.40%     to  11.90%
2004    4,272,814    10.53 to  10.64        45,428,670   1.52% to 1.97%      2.24%      14.05%     to  14.57%
2003    2,619,281     9.24 to   9.29(8)     24,319,719   1.52% to 1.97%      5.61%      29.00%     to  29.56%

International Growth & Income Portfolio (Class 2)
2007    1,818,911    19.39 to  19.81        35,944,347   1.52% to 1.97%      1.45%       4.92%     to   5.39%
2006    2,119,991    18.48 to  18.80        39,761,875   1.52% to 1.97%      1.22%      24.38%     to  24.94%
2005    2,229,312    14.86 to  15.04        33,475,092   1.52% to 1.97%      0.74%      11.89%     to  12.39%
2004    2,366,670    13.28 to  13.39        31,636,685   1.52% to 1.97%      1.19%      18.33%     to  18.86%
2003    2,129,196    11.22 to  11.26(8)     23,959,350   1.52% to 1.97%      1.44%      34.00%     to  34.65%

Marsico Focused Growth Portfolio (Class 2)
2007    3,098,296    13.34 to  13.53        41,823,533   1.52% to 1.77%      0.06%      11.49%     to  11.77%
2006    3,626,862    11.96 to  12.11        43,827,566   1.52% to 1.77%      0.00%       6.52%     to   6.79%
2005    4,104,780    11.23 to  11.34        46,464,676   1.52% to 1.77%      0.00%       8.61%     to   8.88%
2004    4,341,358    10.34 to  10.41        45,145,301   1.52% to 1.77%      0.00%       9.13%     to   9.41%
2003    4,183,255     9.47 to   9.52        39,773,101   1.52% to 1.77%      0.00%      27.75%     to  28.07%

MFS Massachusetts Investors Trust Portfolio (Class 2)
2007      937,193    24.82 to  25.37        23,715,821   1.52% to 1.97%      1.01%       8.25%     to   8.74%
2006    1,118,535    22.93 to  23.33        26,036,977   1.52% to 1.97%      0.56%      10.81%     to  11.31%
2005    1,306,956    20.69 to  20.96        27,344,095   1.52% to 1.97%      0.65%       5.46%     to   5.94%
2004    1,445,629    19.62 to  19.79        28,561,412   1.52% to 1.97%      0.70%       9.51%     to  10.01%
2003    1,390,220    17.92 to  17.99(8)     24,977,766   1.52% to 1.97%      0.76%      19.92%     to  20.46%

MFS Total Return Portfolio (Class 2)
2007    4,204,979    27.88 to  28.58       119,855,497   1.52% to 1.97%      2.43%       2.05%     to   2.51%
2006    4,834,111    27.32 to  27.88       134,471,263   1.52% to 1.97%      2.22%       9.65%     to  10.14%
2005    5,597,294    24.92 to  25.32       141,431,354   1.52% to 1.97%      2.02%       0.88%     to   1.34%
2004    6,025,338    24.70 to  24.98       150,291,875   1.52% to 1.97%      0.18%       8.97%     to   9.46%
2003    6,078,297    22.66 to  22.82       138,569,295   1.52% to 1.97%      4.35%      14.41%     to  14.93%

Mid-Cap Growth Portfolio (Class 2)
2007    3,266,960    12.10 to  12.54        40,461,275   1.40% to 1.97%      0.12%      14.49%     to  15.14%
2006    3,875,649    10.57 to  10.89        41,762,710   1.40% to 1.97%      0.00%       0.42%     to   0.99%
2005    4,509,492    10.53 to  10.78        48,180,986   1.40% to 1.97%      0.00%       1.02%     to   1.60%
2004    5,169,271    10.42 to  10.61        54,442,777   1.40% to 1.97%      0.00%      11.70%     to  12.34%
2003    4,898,757     9.33 to   9.45        46,004,828   1.40% to 1.97%      0.00%      34.36%     to  35.13%

Real Estate Portfolio (Class 2)
2007      940,405    25.76 to  26.40        24,726,909   1.52% to 1.97%      1.14%     -16.14%     to -15.76%
2006    1,235,674    30.72 to  31.34        38,602,878   1.52% to 1.97%      1.23%      31.67%     to  32.26%
2005    1,307,417    23.33 to  23.70        30,902,945   1.52% to 1.97%      1.88%      10.92%     to  11.42%
2004    1,519,878    21.04 to  21.27        32,262,874   1.52% to 1.97%      2.65%      31.74%     to  32.34%
2003    1,374,179    15.97 to  16.07(8)     22,054,813   1.52% to 1.97%      2.91%      35.10%     to  35.72%

Small & Mid Cap Value Portfolio (Class 2)
2007    2,435,210    18.00 to  18.45        44,841,243   1.52% to 1.97%      0.51%      -0.33%     to   0.12%
2006    2,638,074    18.06 to  18.43        48,539,371   1.52% to 1.97%      0.16%      11.37%     to  11.87%
2005    2,909,687    16.22 to  16.47        47,874,716   1.52% to 1.97%      0.00%       3.83%     to   4.30%
2004    2,898,416    15.62 to  15.80        45,740,841   1.52% to 1.97%      0.48%      15.63%     to  16.15%
2003    1,551,964    13.51 to  13.60        21,094,074   1.52% to 1.97%      0.07%      33.78%     to  34.39%

Technology Portfolio (Class 2)
2007    2,882,621     2.78 to   2.88(8)      8,221,130   1.40% to 1.97%      0.00%      19.38%     to  20.06%(9)
2006    3,004,655     2.33 to   2.40         7,144,428   1.40% to 1.97%      0.00%      -1.00%     to  -0.43%(9)
2005    4,040,880     2.35 to   2.41         9,658,176   1.40% to 1.97%      0.00%      -2.31%     to  -1.75%
2004    4,237,386     2.41 to   2.45        10,328,998   1.40% to 1.97%      0.00%      -4.63%     to  -4.03%
2003    4,358,848     2.53 to   2.55        11,093,203   1.40% to 1.97%      0.00%      47.63%     to  48.47%

Telecom Utility Portfolio (Class 2)
2007      299,160    17.68 to  17.93         5,342,993   1.52% to 1.77%      2.93%      18.61%     to  18.91%
2006      347,637    14.91 to  15.08         5,224,763   1.52% to 1.77%      3.67%      24.10%     to  24.41%
2005      310,837    12.01 to  12.12         3,755,001   1.52% to 1.77%      4.66%       4.50%     to   4.76%
2004      278,545    11.50 to  11.57         3,216,118   1.52% to 1.77%      5.12%      14.56%     to  14.84%
2003      229,929    10.04 to  10.08         2,314,354   1.52% to 1.77%      5.78%      16.52%     to  16.80%

Worldwide High Income Portfolio (Class 2)
2007      311,578    21.69 to  22.04         6,851,081   1.52% to 1.77%      6.36%       3.54%     to   3.80%
2006      340,198    20.95 to  21.23         7,208,970   1.52% to 1.77%      7.14%       7.55%     to   7.82%
2005      381,621    19.47 to  19.69         7,502,640   1.52% to 1.77%      7.83%       5.27%     to   5.54%
2004      398,777    18.50 to  18.66         7,429,844   1.52% to 1.77%      6.39%       7.34%     to   7.61%
2003      348,406    17.23 to  17.34         6,035,724   1.52% to 1.77%      8.00%      23.55%     to  23.86%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Aggressive Growth Portfolio (Class 3)
2007    1,132,730    10.95 to  11.12(8)     19,120,314   1.15% to 2.05%      0.39%      -2.90%     to  -1.85%(9)
2006      951,148    11.28 to  11.33(8)     16,442,147   1.15% to 2.05%      0.00%      10.28%(12) to  10.68%(12)(9)
2005      687,004    15.33 to  15.59        10,678,069   1.52% to 1.97%      0.00%       6.34%     to   6.83%
2004      493,564    14.41 to  14.59         7,188,034   1.52% to 1.97%      0.00%      14.23%     to  14.74%
2003      220,394    12.62 to  12.72         2,800,069   1.52% to 1.97%      0.00%      25.64%     to  26.22%

Alliance Growth Portfolio (Class 3)
2007    6,743,033    11.92 to  12.11(8)    242,549,984   1.15% to 2.05%      0.00%      11.97%     to  13.01%(9)
2006    5,952,719    10.65 to  10.71(8)    192,039,162   1.15% to 2.05%      0.00%       4.73%(12) to   5.32%(12)(9)
2005    3,334,903    32.45 to  32.96       109,639,085   1.52% to 1.97%      0.19%      14.06%     to  14.58%
2004    2,410,119    28.45 to  28.76        69,204,069   1.52% to 1.97%      0.12%       5.58%     to   6.06%
2003      878,657    26.95 to  27.12        23,808,041   1.52% to 1.97%      0.11%      23.07%     to  23.62%

American Funds Asset Allocation SAST Portfolio (Class 3)
2007    1,635,158    10.80 to  11.04        17,992,072   1.15% to 2.05%      0.06%       3.12%     to   5.01%(9)
2006       46,693    10.48 to  10.51(8)        491,135   1.15% to 2.05%      0.00%       4.70%(12) to   5.06%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

American Funds Global Growth SAST Portfolio (Class 3)
2007    5,142,687    12.13 to  12.28(8)     62,382,919   1.15% to 2.05%      0.00%      12.11%     to  13.13%(9)
2006      183,329    10.82 to  10.86(8)      1,979,194   1.15% to 2.05%      0.00%       7.92%(12) to   8.29%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

American Funds Growth SAST Portfolio (Class 3)
2007    7,222,806    11.60 to  11.75(8)     84,729,982   1.15% to 2.05%      0.02%       9.60%     to  10.65%(9)
2006      140,356    10.58 to  10.61(8)      1,493,428   1.15% to 2.05%      0.00%       5.39%(12) to   5.72%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

American Funds Growth-Income SAST Portfolio (Class 3)
2007    7,486,135    10.96 to  11.10(8)     81,260,540   1.15% to 2.05%      0.04%       2.44%     to   3.44%(9)
2006      150,241    10.70 to  10.74(8)      1,588,821   1.15% to 2.05%      0.00%       6.94%(12) to   7.28%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

Balanced Portfolio (Class 3)
2007    1,045,325    10.89 to  11.05(8)     17,414,478   1.15% to 2.05%      2.82%       2.59%     to   3.78%(9)
2006      963,493    10.61 to  10.65(8)     15,537,708   1.15% to 2.05%      2.60%       5.43%(12) to   5.79%(12)(9)
2005      839,731    14.63 to  14.86        12,437,658   1.52% to 1.97%      2.25%      -0.34%     to   0.11%
2004      812,328    14.68 to  14.84        12,029,966   1.52% to 1.97%      1.47%       4.43%     to   4.91%
2003      397,349    14.06 to  14.15         5,614,623   1.52% to 1.97%      3.22%      12.59%     to  13.11%

Blue Chip Growth Portfolio (Class 3)
2007    2,340,254    11.89 to  12.06(8)     16,543,909   1.15% to 2.05%      0.14%      11.18%     to  12.43%(9)
2006    1,818,174    10.69 to  10.72(8)     11,395,423   1.15% to 2.05%      0.01%       5.92%(12) to   6.25%(12)(9)
2005    1,679,003     5.92 to   6.01        10,050,320   1.52% to 1.97%      0.36%       0.29%     to   0.74%
2004    1,329,936     5.90 to   5.96         7,913,678   1.52% to 1.97%      0.00%       2.92%     to   3.40%
2003      600,344     5.73 to   5.77         3,458,941   1.52% to 1.97%      0.00%      23.33%     to  23.82%

Capital Growth Portfolio (Class 3)
2007    4,001,416    11.84 to  12.05(8)     36,234,272   1.15% to 2.05%      1.48%      10.50%     to  11.97%(9)
2006      384,895    10.71 to  10.76(8)      3,086,071   1.15% to 2.05%      0.10%       6.62%(12) to   7.07%(12)(9)
2005      216,548     6.95 to   7.03         1,517,038   1.52% to 1.97%      0.27%       1.39%     to   1.79%
2004      140,999     6.85 to   6.91           971,168   1.52% to 1.97%      0.00%      10.65%     to  11.03%
2003       30,118     6.19 to   6.22           187,086   1.52% to 1.97%      0.00%      22.50%     to  23.05%

Cash Management Portfolio (Class 3)
2007   17,016,940    10.29 to  10.43(8)    229,635,212   1.15% to 2.05%      3.74%       1.96%     to   3.06%(9)
2006   12,567,915    10.09 to  10.12(8)    165,908,135   1.15% to 2.05%      2.60%       0.87%(12) to   1.10%(12)(9)
2005    9,053,081    12.68 to  12.88       116,342,721   1.52% to 1.97%      0.69%       0.54%     to   0.99%
2004    8,358,139    12.62 to  12.76       106,434,930   1.52% to 1.97%      0.66%      -1.40%     to  -0.94%
2003    4,592,502    12.80 to  12.88        59,067,143   1.52% to 1.97%      2.70%      -1.52%     to  -1.08%

Corporate Bond Portfolio (Class 3)
2007   20,321,908    10.55 to  10.68(8)    367,171,144   1.15% to 2.05%      4.15%       3.07%     to   4.01%(9)
2006   12,841,383    10.24 to  10.27(8)    225,928,781   1.15% to 2.05%      4.63%       2.17%(12) to   2.45%(12)(9)
2005    7,942,153    16.79 to  17.00       134,772,323   1.52% to 1.97%      4.70%      -0.33%     to   0.12%
2004    4,980,011    16.85 to  16.97        84,467,485   1.52% to 1.97%      6.00%       4.49%     to   4.95%
2003    1,672,182    16.12 to  16.17(8)     27,041,585   1.52% to 1.97%      8.27%       9.50%     to   9.99%

Davis Venture Value Portfolio (Class 3)
2007   17,320,915    11.20 to  11.35(8)    679,538,448   1.15% to 2.05%      0.71%       3.23%     to   4.19%(9)
2006   14,644,705    10.85 to  10.90(8)    560,311,210   1.15% to 2.05%      0.88%       7.65%(12) to   8.09%(12)(9)
2005   10,031,357    33.51 to  34.02       340,438,300   1.52% to 1.97%      0.85%       8.19%     to   8.67%
2004    7,041,367    30.98 to  31.30       220,042,179   1.52% to 1.97%      0.82%      11.03%     to  11.53%
2003    2,690,527    27.90 to  28.07        75,447,791   1.52% to 1.97%      0.99%      30.22%     to  30.80%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
"Dogs" of Wall Street Portfolio (Class 3)
2007    1,426,345    10.48 to  10.67(8)     17,644,260   1.15% to 2.05%      2.35%      -4.79%     to  -3.40%(9)
2006    1,413,505    11.00 to  11.05(8)     18,180,059   1.15% to 2.05%      2.50%       8.58%(12) to   8.99%(12)(9)
2005    1,118,148    10.64 to  10.81        12,046,258   1.52% to 1.97%      2.35%      -4.87%     to  -4.44%
2004    1,123,504    11.19 to  11.31        12,678,068   1.52% to 1.97%      2.54%       7.24%     to   7.71%
2003      566,410    10.43 to  10.50         5,941,636   1.52% to 1.97%      3.78%      17.37%     to  17.94%

Emerging Markets Portfolio (Class 3)
2007    6,169,271    16.34 to  16.56(8)    160,604,624   1.15% to 2.05%      1.94%      38.11%     to  39.44%(9)
2006    4,091,398    11.83 to  11.87(8)     77,151,152   1.15% to 2.05%      0.94%      15.30%(12) to  15.72%(12)(9)
2005    1,855,986    14.52 to  14.74        27,245,093   1.52% to 1.97%      0.17%      34.19%     to  34.80%
2004    1,037,661    10.82 to  10.93        11,307,326   1.52% to 1.97%      1.02%      21.87%     to  22.39%
2003      279,476     8.88 to   8.93         2,493,972   1.52% to 1.97%      0.00%      49.20%     to  49.93%

Equity Opportunities Portfolio (Class 3)
2007    2,944,793    10.67 to  10.85(8)     59,257,669   1.15% to 2.05%      1.54%      -2.60%     to  -1.36%(9)
2006    2,954,863    10.96 to  11.00(8)     60,618,449   1.15% to 2.05%      1.47%       8.49%(12) to   8.94%(12)(9)
2005    2,563,558    17.59 to  17.97        45,910,950   1.52% to 1.97%      1.45%       2.38%     to   2.84%
2004    1,803,078    17.18 to  17.47        31,424,127   1.52% to 1.97%      1.59%       7.50%     to   7.98%
2003      479,279    15.98 to  16.18         7,744,918   1.52% to 1.97%      1.89%      24.36%     to  25.34%

Foreign Value Portfolio (Class 3)
2007   19,952,046    12.55 to  12.71(8)    443,691,315   1.15% to 2.05%      1.74%      11.72%     to  12.75%(9)
2006   20,072,470    11.23 to  11.27(8)    398,541,135   1.15% to 2.05%      0.97%      10.52%(12) to  10.85%(12)(9)
2005   17,387,531    15.67 to  15.92       276,138,381   1.52% to 1.97%      0.00%       7.79%     to   8.28%
2004   11,695,786    14.54 to  14.70       171,656,726   1.52% to 1.97%      1.29%      17.43%     to  17.96%
2003    4,161,803    12.38 to  12.46        51,821,309   1.52% to 1.97%      0.06%      31.90%     to  32.49%

Fundamental Growth Portfolio (Class 3)
2007    2,780,518    12.43 to  12.61(8)     57,223,390   1.15% to 2.05%      0.00%      12.29%     to  13.53%(9)
2006      264,972    11.07 to  11.10(8)      4,947,564   1.15% to 2.05%      0.00%       8.57%(12) to   8.93%(12)(9)
2005      281,414    17.53 to  18.06         5,060,848   1.52% to 1.97%      0.44%       3.74%     to   4.21%
2004      185,991    16.90 to  17.33         3,213,032   1.52% to 1.97%      0.00%       2.68%     to   3.16%
2003      141,442    16.46 to  16.80         2,371,873   1.52% to 1.97%      0.12%      20.05%     to  21.84%

Global Bond Portfolio (Class 3)
2007    4,114,757    10.97 to  11.11(8)     78,731,321   1.15% to 2.05%      0.36%       8.84%     to   9.82%(9)
2006    2,672,319    10.08 to  10.11(8)     47,205,334   1.15% to 2.05%     10.28%       0.49%(12) to   0.79%(12)(9)
2005    1,592,915    17.14 to  17.44        27,672,258   1.52% to 1.97%      3.23%       2.29%     to   2.76%
2004      984,302    16.76 to  16.97        16,657,356   1.52% to 1.97%      0.00%       1.69%     to   2.14%
2003      437,839    16.48 to  16.61         7,261,358   1.52% to 1.97%      0.00%       1.31%     to   1.76%

Global Equities Portfolio (Class 3)
2007    1,384,670    12.16 to  12.33(8)     35,551,355   1.15% to 2.05%      1.09%       9.27%     to  10.31%(9)
2006    1,185,703    11.13 to  11.18(8)     27,993,123   1.15% to 2.05%      0.81%       9.56%(12) to   9.99%(12)(9)
2005      707,607    19.19 to  19.49        13,743,678   1.52% to 1.97%      0.07%      13.25%     to  13.76%
2004      421,371    16.95 to  17.13         7,200,517   1.52% to 1.97%      0.12%       9.44%     to   9.91%
2003      178,794    15.49 to  15.58(8)      2,782,623   1.52% to 1.97%      0.13%      23.67%     to  24.21%(9)

Growth Opportunities Portfolio (Class 3)
2007    7,169,085    12.91 to  13.06(8)     47,992,334   1.15% to 2.05%      0.00%      18.84%     to  19.88%(9)
2006    5,078,330    10.87 to  10.89(8)     28,417,659   1.15% to 2.05%      0.00%       5.77%(12) to   6.03%(12)(9)
2005      941,986     4.91 to   5.03         4,716,663   1.52% to 1.97%      0.00%       5.29%     to   5.76%
2004      769,459     4.67 to   4.75         3,645,824   1.52% to 1.97%      0.00%       3.87%     to   4.31%
2003      414,765     4.49 to   4.56         1,887,938   1.52% to 1.97%      0.00%      31.11%     to  32.64%

Growth-Income Portfolio (Class 3)
2007      764,969    11.55 to  11.75(8)     25,653,329   1.15% to 2.05%      0.75%       7.93%     to   9.47%(9)
2006      685,463    10.70 to  10.73(8)     21,335,072   1.15% to 2.05%      0.53%       5.78%(12) to   6.11%(12)(9)
2005      698,613    29.16 to  29.61        20,628,849   1.52% to 1.97%      0.34%       4.85%     to   5.32%
2004      669,308    27.81 to  28.12        18,778,665   1.52% to 1.97%      0.57%       9.09%     to   9.58%
2003      361,011    25.50 to  25.66         9,251,442   1.52% to 1.97%      1.04%      22.87%     to  23.43%

High-Yield Bond Portfolio (Class 3)
2007    4,009,189    10.32 to  10.51(8)     82,455,078   1.15% to 2.05%      7.37%      -1.44%     to  -0.03%(9)
2006    4,049,169    10.47 to  10.51(8)     83,936,765   1.15% to 2.05%      8.52%       4.12%(12) to   4.55%(12)(9)
2005    2,866,342    18.18 to  18.49        52,826,902   1.52% to 1.97%      9.57%       6.47%     to   6.96%
2004    2,535,698    17.07 to  17.29        43,718,981   1.52% to 1.97%      9.55%      14.88%     to  15.41%
2003    1,752,691    14.86 to  14.98        26,197,749   1.52% to 1.97%      8.44%      28.61%     to  29.27%

International Diversified Equities Portfolio (Class 3)
2007   20,035,958    12.34 to  12.51(8)    324,999,091   1.15% to 2.05%      1.97%      12.74%     to  13.75%(9)
2006   17,448,046    10.95 to  11.00(8)    250,526,418   1.15% to 2.05%      0.25%       7.36%(12) to   7.84%(12)(9)
2005   13,189,193    11.70 to  11.88       156,308,756   1.52% to 1.97%      1.45%      11.29%     to  11.79%
2004    9,541,923    10.52 to  10.63       101,220,144   1.52% to 1.97%      2.30%      13.95%     to  14.46%
2003    3,686,965     9.23 to   9.29        34,195,694   1.52% to 1.97%      6.91%      28.93%     to  29.52%

International Growth & Income Portfolio (Class 3)
2007   11,611,168    11.62 to  11.78(8)    224,074,458   1.15% to 2.05%      1.60%       4.74%     to   5.68%(9)
2006    6,342,643    11.10 to  11.15(8)    117,562,282   1.15% to 2.05%      1.35%       9.01%(12) to   9.44%(12)(9)
2005    3,137,910    14.74 to  14.94        46,777,214   1.52% to 1.97%      0.70%      11.78%     to  12.29%
2004    2,648,598    13.19 to  13.31        35,194,607   1.52% to 1.97%      1.26%      18.22%     to  18.75%
2003    1,168,993    11.16 to  11.20        13,093,660   1.52% to 1.97%      1.65%      33.93%     to  34.51%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Marsico Focused Growth Portfolio (Class 3)
2007    3,487,654    12.34 to  12.52(8)     46,728,274   1.15% to 2.05%      0.00%      10.92%     to  12.07%(9)
2006    3,057,551    11.13 to  11.17(8)     36,778,126   1.15% to 2.05%      0.00%      10.02%(12) to  10.44%(12)(9)
2005    2,549,066    11.14 to  11.30        28,756,731   1.52% to 1.97%      0.00%       8.28%     to   8.77%
2004    2,232,718    10.29 to  10.39        23,167,131   1.52% to 1.97%      0.00%       8.81%     to   9.31%
2003    1,300,665     9.46 to   9.51        12,352,523   1.52% to 1.97%      0.00%      27.38%     to  27.96%

MFS Massachusetts Investors Trust Portfolio (Class 3)
2007    2,125,436    11.63 to  11.77(8)     53,356,709   1.15% to 2.05%      0.94%       7.80%     to   8.89%(9)
2006    2,321,999    10.79 to  10.81(8)     53,764,055   1.15% to 2.05%      0.50%       6.65%(12) to   6.82%(12)(9)
2005    2,160,255    20.59 to  20.90        45,036,510   1.52% to 1.97%      0.61%       5.36%     to   5.84%
2004    1,697,663    19.54 to  19.75        33,465,893   1.52% to 1.97%      0.71%       9.42%     to   9.90%
2003      831,007    17.86 to  17.97        14,918,833   1.52% to 1.97%      1.02%      19.82%     to  20.36%

MFS Total Return Portfolio (Class 3)
2007   11,567,461    10.80 to  10.98(8)    326,148,107   1.15% to 2.05%      2.46%       1.51%     to   2.78%(9)
2006   10,084,962    10.64 to  10.69(8)    278,884,644   1.15% to 2.05%      2.35%       5.54%(12) to   6.01%(12)(9)
2005    7,613,011    24.82 to  25.24       191,580,360   1.52% to 1.97%      2.09%       0.79%     to   1.24%
2004    5,322,826    24.63 to  24.93       132,416,887   1.52% to 1.97%      0.20%       8.87%     to   9.36%
2003    2,258,368    22.62 to  22.80        51,426,805   1.52% to 1.97%      6.03%      14.32%     to  14.83%

Mid-Cap Growth Portfolio (Class 3)
2007    7,347,399    12.42 to  12.65(8)     90,444,749   1.15% to 2.05%      0.04%      13.75%     to  15.26%(9)
2006    7,154,175    10.92 to  10.97(8)     76,689,316   1.15% to 2.05%      0.00%       7.46%(12) to   7.96%(12)(9)
2005    6,332,686    10.51 to  10.67        67,407,060   1.52% to 1.97%      0.00%       0.92%     to   1.38%
2004    5,194,249    10.41 to  10.53        54,574,948   1.52% to 1.97%      0.00%      11.59%     to  12.09%
2003    2,839,185     9.33 to   9.39        26,634,953   1.52% to 1.97%      0.00%      34.25%     to  34.85%

Real Estate Portfolio (Class 3)
2007    5,359,753     9.30 to   9.43(8)    136,407,759   1.15% to 2.05%      1.27%     -16.20%     to -15.54%(9)
2006    3,472,777    11.10 to  11.17(8)    107,216,539   1.15% to 2.05%      1.30%       9.71%(12) to  10.30%(12)(9)
2005    2,000,207    23.28 to  23.62        47,113,256   1.52% to 1.97%      1.98%      10.81%     to  11.31%
2004    1,398,233    21.01 to  21.22        29,611,420   1.52% to 1.97%      2.83%      31.62%     to  32.21%
2003      594,842    15.96 to  16.05         9,535,274   1.52% to 1.97%      3.64%      34.97%     to  35.60%

Small & Mid Cap Value Portfolio (Class 3)
2007   17,135,184    10.93 to  11.07(8)    311,186,779   1.15% to 2.05%      0.45%      -0.53%     to   0.39%(9)
2006   13,641,167    10.99 to  11.03(8)    249,417,557   1.15% to 2.05%      0.08%       7.46%(12) to   7.86%(12)(9)
2005   10,775,018    16.18 to  16.43       176,591,419   1.52% to 1.97%      0.00%       3.73%     to   4.20%
2004    7,568,354    15.59 to  15.77       119,131,771   1.52% to 1.97%      0.42%      15.54%     to  16.05%
2003    2,550,372    13.50 to  13.59        34,616,193   1.52% to 1.97%      0.01%      33.64%     to  34.25%

Small Company Value Portfolio (Class 3)
2007    6,940,031    10.00 to  10.15(8)     64,473,065   1.15% to 2.05%      0.00%      -8.86%     to  -7.91%(9)
2006    1,999,516    10.97 to  11.02(8)     20,238,125   1.15% to 2.05%      0.00%       7.25%(12) to   7.71%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

Technology Portfolio (Class 3)
2007    7,848,598    12.68 to  12.90(8)     22,360,904   1.15% to 2.05%      0.00%      18.71%     to  20.24%(9)
2006    5,308,607    10.68 to  10.73(8)     12,558,333   1.15% to 2.05%      0.00%       4.75%(12) to   5.19%(12)(9)
2005    4,362,535     2.35 to   2.39        10,392,541   1.52% to 1.97%      0.00%      -2.41%     to  -1.97%
2004    3,648,226     2.41 to   2.44         8,870,679   1.52% to 1.97%      0.00%      -4.67%     to  -4.24%
2003    2,018,618     2.53 to   2.54         5,131,029   1.52% to 1.97%      0.00%      47.53%     to  48.20%

Telecom Utility Portfolio (Class 3)
2007      377,107    13.18 to  13.39(8)      6,686,022   1.15% to 2.05%      3.76%      17.79%     to  19.20%(9)
2006       79,302    11.19 to  11.24(8)      1,186,455   1.15% to 2.05%      4.50%      11.36%(12) to  11.77%(12)(9)
2005       16,011    11.66 to  12.09           191,838   1.52% to 1.97%      4.38%       4.19%     to   4.66%
2004        7,468    11.19 to  11.55            85,506   1.52% to 1.97%      4.92%      14.23%     to  14.72%
2003        4,464     9.79 to  10.07            44,646   1.52% to 1.97%     10.96%      13.96%     to  16.76%

Worldwide High Income Portfolio (Class 3)
2007      165,673    10.76 to  10.93(8)      3,467,341   1.15% to 2.05%      8.15%       2.87%     to   4.03%(9)
2006       78,968    10.46 to  10.50(8)      1,662,700   1.15% to 2.05%      8.06%       3.94%(12) to   4.35%(12)(9)
2005       65,141    19.07 to  19.66         1,276,519   1.52% to 1.97%      8.16%       4.93%     to   5.43%
2004       49,363    18.17 to  18.65           917,051   1.52% to 1.97%      6.71%       7.01%     to   7.50%
2003       26,197    16.98 to  17.34           453,299   1.52% to 1.97%     20.48%      21.77%     to  23.94%

Comstock Portfolio (Class II)
2007   24,395,107    10.37 to  10.49(8)    331,165,533   1.15% to 2.05%      1.62%      -4.26%     to  -3.44%(9)
2006   26,646,078    10.84 to  10.86(8)    376,648,609   1.15% to 2.05%      1.27%       7.33%(12) to   7.56%(12)(9)
2005   27,979,899    12.17 to  12.46(8)    346,133,517   1.52% to 1.97%      0.88%       2.08%     to   2.54%
2004   22,295,013    11.92 to  12.15       269,006,904   1.52% to 1.97%      0.66%      15.14%     to  15.66%
2003   14,950,268    10.35 to  10.50       155,970,767   1.52% to 1.97%      0.65%      28.22%     to  28.80%

Growth and Income Portfolio (Class II)
2007   34,758,550    10.88 to  11.04(8)    537,318,833   1.15% to 2.05%      1.32%       0.44%     to   1.35%(9)
2006   31,791,446    10.83 to  10.89(8)    488,270,723   1.15% to 2.05%      0.91%       7.72%(12) to   8.30%(12)(9)
2005   28,184,146    13.32 to  13.53       379,469,347   1.52% to 1.97%      0.78%       7.58%     to   8.06%(9)
2004   21,776,653    12.39 to  12.52(8)    271,558,342   1.52% to 1.97%      0.61%      11.90%     to  12.41%
2003   12,951,994    11.07 to  11.14(8)    143,874,667   1.52% to 1.97%      0.54%      25.20%     to  25.77%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Strategic Growth Portfolio (Class II)
2007    2,506,101    12.25 to  12.40(8)     28,034,658   1.15% to 2.05%      0.00%      14.12%     to  14.99%(9)
2006    2,909,668    10.74 to  10.78(8)     28,337,928   1.15% to 2.05%      0.00%       6.36%(12) to   6.75%(12)(9)
2005    3,095,493     9.61 to   9.76(8)     29,815,391   1.52% to 1.97%      0.01%       5.54%     to   6.01%
2004    3,220,823     9.11 to   9.21(8)     29,266,860   1.52% to 1.97%      0.00%       4.70%     to   5.17%
2003    2,923,540     8.70 to   8.76(8)     25,259,965   1.52% to 1.97%      0.00%      24.57%     to  25.13%

Diversified International Account (Class 1)
2007      629,741     8.78 to   8.95         5,628,012   1.40% to 1.80%      2.26%      13.99%     to  14.44%
2006      430,300     7.70 to   7.82         3,361,967   1.40% to 1.80%      1.29%      18.39%     to  18.87%
2005      145,387     6.50 to   6.58           955,377   1.40% to 1.80%      1.50%      15.76%     to  16.23%
2004       91,001     5.62 to   5.66           514,659   1.40% to 1.80%      1.11%      11.58%     to  12.04%
2003       36,535     5.04 to   5.05           184,369   1.40% to 1.80%      1.29%      33.09%     to  33.61%

Equity Income Account I (Class 1)
2007    5,671,344    10.65 to  10.93        61,774,881   1.40% to 1.80%      0.99%       3.36%     to   3.77%
2006    5,752,545    10.31 to  10.53        60,395,735   1.40% to 1.80%      1.60%      16.06%     to  16.52%
2005    3,551,907     8.88 to   9.04        31,983,343   1.40% to 1.80%      1.52%       8.30%     to   8.74%
2004    2,611,510     8.20 to   8.31        21,639,735   1.40% to 1.80%      1.77%      17.00%     to  17.47%
2003    2,359,443     7.01 to   7.08        16,659,742   1.40% to 1.80%      2.55%      27.78%     to  28.30%

Growth Account (Class 1)
2007      220,373     8.59 to   8.81         1,930,855   1.40% to 1.80%      0.32%      21.17%     to  21.65%
2006      221,503     7.09 to   7.25         1,595,675   1.40% to 1.80%      0.12%       3.07%     to   3.48%
2005      227,881     6.87 to   7.00         1,588,145   1.40% to 1.80%      0.57%       5.50%     to   5.92%
2004      265,990     6.52 to   6.61         1,752,597   1.40% to 1.80%      0.00%       6.29%     to   6.72%
2003      255,811     6.13 to   6.19         1,580,583   1.40% to 1.80%      0.00%      26.88%     to  27.39%

Income Account (Class 1)
2007    2,184,680     7.41 to   7.61        16,563,551   1.40% to 1.80%      6.27%       4.01%     to   4.43%
2006    2,122,228     7.13 to   7.29        15,411,695   1.40% to 1.80%      5.30%       3.03%     to   3.44%
2005    1,506,206     6.92 to   7.04        10,574,852   1.40% to 1.80%      5.60%       0.57%     to   0.98%
2004    1,419,702     6.88 to   6.97         9,872,875   1.40% to 1.80%      5.68%       3.68%     to   4.09%
2003    1,494,674     6.63 to   6.70         9,994,752   1.40% to 1.80%      6.18%       7.82%     to   8.26%

LargeCap Blend Account (Class 1)
2007    1,226,426     7.18 to   7.37         8,977,720   1.40% to 1.80%      1.94%       3.34%     to   3.75%
2006    1,296,826     6.95 to   7.10         9,158,305   1.40% to 1.80%      1.44%       9.87%     to  10.31%
2005    1,284,847     6.33 to   6.44         8,231,857   1.40% to 1.80%      1.25%       1.46%     to   1.86%
2004    1,406,715     6.24 to   6.32         8,860,014   1.40% to 1.80%      1.05%       7.14%     to   7.57%
2003    1,229,108     5.82 to   5.88         7,203,781   1.40% to 1.80%      1.24%      24.54%     to  25.04%

MidCap Stock Account (Class 1)
2007      627,552     9.59 to   9.84         6,145,928   1.40% to 1.80%      0.94%      -9.50%     to  -9.14%
2006      692,928    10.60 to  10.82         7,472,559   1.40% to 1.80%      1.65%      14.79%     to  15.25%
2005      600,391     9.23 to   9.39         5,615,742   1.40% to 1.80%      0.46%      11.37%     to  11.82%
2004      644,391     8.29 to   8.40         5,396,331   1.40% to 1.80%      1.62%      12.55%     to  13.00%
2003      426,405     7.37 to   7.43         3,162,251   1.40% to 1.80%      0.31%      25.46%     to  25.96%

Money Market Account (Class 1)
2007      709,149     5.98 to   6.16         4,361,036   1.40% to 1.80%      4.78%       3.06%     to   3.47%
2006      616,894     5.80 to   5.95         3,665,896   1.40% to 1.80%      4.25%       2.50%     to   2.92%
2005      821,513     5.66 to   5.79         4,747,631   1.40% to 1.80%      2.51%       0.76%     to   1.17%
2004      724,436     5.62 to   5.72         4,137,109   1.40% to 1.80%      0.86%      -0.96%     to  -0.55%
2003      772,790     5.67 to   5.75(8)      4,437,070   1.40% to 1.80%      0.00%      -1.15%     to  -0.75%

Mortgage Securities Account (Class 1)
2007    1,339,113     6.89 to   7.06         9,413,525   1.40% to 1.80%      5.60%       4.67%     to   5.09%
2006    1,695,485     6.58 to   6.72        11,351,666   1.40% to 1.80%      4.71%       2.59%     to   3.00%
2005    1,977,696     6.42 to   6.53        12,863,553   1.40% to 1.80%      4.50%       0.45%     to   0.85%
2004    2,299,797     6.39 to   6.47        14,843,010   1.40% to 1.80%      3.89%       1.93%     to   2.34%
2003    3,168,730     6.27 to   6.32        20,001,877   1.40% to 1.80%      5.15%       0.31%     to   0.72%

Real Estate Securities Account (Class 1)
2007       76,782    16.93 to  17.24(8)      1,320,025   1.40% to 1.80%      3.69%     -19.15%     to -18.83%
2006       94,034    20.94 to  21.24(8)      1,991,443   1.40% to 1.80%      2.32%      30.83%     to  31.36%
2005       59,048    16.00 to  16.17(8)        953,068   1.40% to 1.80%      1.78%       7.44%     to   7.88%(9)
2004       41,375    14.89 to  14.99(8)        619,770   1.40% to 1.80%      1.33%      29.94%     to  31.06%(9)
2003           39    11.43 to  11.46(8)            452   1.40% to 1.80%      0.00%      14.34%(5)  to  14.62%(5)(9)

SAM Balanced Portfolio (Class 1)
2007   16,625,660    10.62 to  10.90       180,098,979   1.40% to 1.80%      2.56%       6.72%     to   7.16%
2006   18,183,081     9.95 to  10.17       183,998,899   1.40% to 1.80%      2.09%       8.63%     to   9.07%
2005   17,690,846     9.16 to   9.32       164,214,822   1.40% to 1.80%      1.90%       4.12%     to   4.53%
2004   17,103,475     8.80 to   8.92       151,947,986   1.40% to 1.80%      1.84%       8.16%     to   8.59%
2003   13,842,218     8.14 to   8.21       113,349,873   1.40% to 1.80%      2.34%      20.56%     to  21.04%

SAM Conservative Balanced Portfolio (Class 1)
2007    2,217,123     7.54 to   7.73        17,067,252   1.40% to 1.80%      3.45%       5.63%     to   6.06%
2006    2,412,113     7.14 to   7.29        17,517,026   1.40% to 1.80%      2.69%       6.89%     to   7.32%
2005    2,473,645     6.68 to   6.79        16,746,150   1.40% to 1.80%      2.35%       2.73%     to   3.14%
2004    2,264,674     6.50 to   6.58        14,872,611   1.40% to 1.80%      1.99%       6.28%     to   6.71%
2003    1,796,864     6.12 to   6.17        11,062,689   1.40% to 1.80%      2.06%      15.00%     to  15.46%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
SAM Conservative Growth Portfolio (Class 1)
2007    6,750,665    11.40 to  11.69        78,329,330   1.40% to 1.80%      1.69%       7.34%     to   7.77%
2006    7,480,827    10.62 to  10.85        80,620,425   1.40% to 1.80%      1.58%      10.20%     to  10.64%
2005    7,747,501     9.64 to   9.80        75,537,055   1.40% to 1.80%      1.25%       5.13%     to   5.55%
2004    7,982,301     9.17 to   9.29        73,797,945   1.40% to 1.80%      1.36%       9.78%     to  10.22%
2003    7,321,077     8.35 to   8.43        61,463,053   1.40% to 1.80%      2.09%      26.45%     to  26.96%

SAM Flexible Income Portfolio (Class 1)
2007    3,665,557     8.44 to   8.67        31,624,757   1.40% to 1.80%      4.66%       4.19%     to   4.61%
2006    3,921,709     8.10 to   8.29        32,371,535   1.40% to 1.80%      4.08%       4.94%     to   5.36%
2005    4,714,925     7.72 to   7.87        36,966,967   1.40% to 1.80%      3.29%       1.57%     to   1.97%
2004    4,698,052     7.60 to   7.72        36,143,342   1.40% to 1.80%      3.33%       4.57%     to   4.99%
2003    3,799,248     7.27 to   7.35        27,846,432   1.40% to 1.80%      2.44%      11.28%     to  11.73%

SAM Strategic Growth Portfolio (Class 1)
2007    1,880,387    12.58 to  12.89        24,091,224   1.40% to 1.80%      1.21%       7.65%     to   8.08%
2006    2,028,132    11.69 to  11.93(8)     24,061,064   1.40% to 1.80%      1.05%      11.04%     to  11.49%
2005    2,003,751    10.53 to  10.70(8)     21,337,914   1.40% to 1.80%      0.66%       5.79%     to   6.21%
2004    1,918,099     9.95 to  10.07(8)     19,241,277   1.40% to 1.80%      0.65%      10.82%     to  11.26%
2003    1,520,558     8.98 to   9.05(8)     13,717,984   1.40% to 1.80%      1.38%      30.70%     to  31.23%

Short-Term Income Account (Class 1)
2007      482,012     6.73 to   6.91         3,299,420   1.40% to 1.80%      5.08%       2.64%     to   3.05%
2006      525,980     6.56 to   6.70         3,500,054   1.40% to 1.80%      4.83%       2.72%     to   3.14%
2005      439,013     6.38 to   6.50         2,847,813   1.40% to 1.80%      4.05%      -0.18%     to   0.22%
2004      599,257     6.39 to   6.49         3,875,626   1.40% to 1.80%      3.93%       0.25%     to   0.65%
2003      693,162     6.38 to   6.44         4,457,940   1.40% to 1.80%      6.14%       3.64%     to   4.06%

SmallCap Growth Account (Class 1)
2007      237,191     6.96 to   7.13         1,683,650   1.40% to 1.80%      0.00%       3.10%     to   3.51%
2006      271,871     6.75 to   6.89         1,863,932   1.40% to 1.80%      0.00%       4.91%     to   5.33%
2005      264,931     6.44 to   6.54         1,725,811   1.40% to 1.80%      0.00%      -3.48%     to  -3.09%
2004      337,467     6.67 to   6.75         2,271,166   1.40% to 1.80%      0.00%       2.81%     to   3.22%
2003      244,843     6.49 to   6.54         1,597,697   1.40% to 1.80%      0.00%      68.36%     to  69.03%

SmallCap Value Account (Class 1)
2007       31,791     9.62 to   9.89           314,434   1.40% to 1.80%      1.72%     -11.39%     to -10.78%
2006       19,578    10.86 to  11.09           217,020   1.40% to 1.80%      1.04%       9.21%     to  10.66%
2005        5,392     9.95 to  10.02            54,025   1.40% to 1.80%      0.00%      -0.54%(10) to   0.20%(10)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

West Coast Equity Account (Class 1)
2007    2,356,937    13.18 to  13.52        31,761,327   1.40% to 1.80%      0.72%       6.79%     to   7.22%
2006    2,438,907    12.34 to  12.61        30,663,761   1.40% to 1.80%      0.48%      10.03%     to  10.47%
2005    1,548,615    11.21 to  11.41        17,615,587   1.40% to 1.80%      0.70%       6.64%     to   7.06%
2004    1,358,062    10.52 to  10.66        14,438,128   1.40% to 1.80%      0.26%      11.01%     to  11.46%
2003    1,119,812     9.47 to   9.56        10,685,593   1.40% to 1.80%      0.27%      40.80%     to  41.37%

Diversified International Account (Class 2)
2007      737,486     8.62 to   8.77         6,457,706   1.55% to 1.95%      2.12%      13.66%     to  14.12%
2006      581,190     7.59 to   7.68         4,461,640   1.55% to 1.95%      1.52%      17.95%     to  18.42%
2005      139,057     6.43 to   6.49           900,848   1.55% to 1.95%      1.39%      15.33%     to  15.79%
2004       46,252     5.58 to   5.60(8)        258,869   1.55% to 1.95%      1.09%      11.11%     to  11.58%
2003       32,196     5.02 to   5.02(8)        161,536   1.55% to 1.95%      1.01%      32.47%     to  33.02%

Equity Income Account I (Class 2)
2007    5,151,304    10.00 to  10.25(8)     54,513,329   1.52% to 2.02%      0.72%      -0.05%(15) to   2.47%(15)(9)
2006    4,996,995    10.08 to  10.29        51,305,430   1.55% to 1.95%      1.50%      15.58%     to  16.04%
2005    3,594,472     8.72 to   8.86        31,798,289   1.55% to 1.95%      1.42%       7.85%     to   8.29%
2004    2,260,288     8.08 to   8.19        18,459,243   1.55% to 1.95%      1.58%      16.52%     to  16.99%
2003    1,463,207     6.94 to   7.00        10,218,103   1.55% to 1.95%      2.27%      27.23%     to  27.74%

Growth Account (Class 2)
2007      115,826     8.40 to   8.61           994,535   1.55% to 1.95%      0.00%      20.67%     to  21.16%
2006      135,152     6.96 to   7.11           957,698   1.55% to 1.95%      0.00%       2.61%     to   3.02%
2005      158,725     6.78 to   6.90         1,092,368   1.55% to 1.95%      0.29%       5.10%     to   5.53%
2004      193,649     6.45 to   6.54         1,263,148   1.55% to 1.95%      0.00%       5.93%     to   6.35%
2003      197,257     6.09 to   6.15         1,210,182   1.55% to 1.95%      0.00%      26.33%     to  26.84%

Income Account (Class 2)
2007    1,705,116     7.28 to   7.46        12,685,604   1.55% to 1.95%      6.24%       3.72%     to   4.14%
2006    2,210,997     7.01 to   7.16        15,802,004   1.55% to 1.95%      5.41%       2.57%     to   2.98%
2005    2,876,751     6.84 to   6.95        19,976,647   1.55% to 1.95%      5.72%       0.08%     to   0.49%
2004    3,337,116     6.83 to   6.92        23,063,724   1.55% to 1.95%      5.76%       3.28%     to   3.69%
2003    3,154,678     6.62 to   6.67        21,031,226   1.55% to 1.95%      5.83%       7.36%     to   7.79%

LargeCap Blend Account (Class 2)
2007      332,804     6.98 to   7.16         2,377,024   1.55% to 1.95%      1.50%       2.90%     to   3.31%
2006      502,522     6.79 to   6.93         3,474,705   1.55% to 1.95%      1.20%       9.50%     to   9.94%
2005      526,805     6.20 to   6.30         3,310,365   1.55% to 1.95%      1.02%       0.98%     to   1.38%
2004      540,874     6.14 to   6.22         3,353,282   1.55% to 1.95%      0.91%       6.68%     to   7.11%
2003      463,473     5.75 to   5.81         2,685,128   1.55% to 1.95%      1.07%      24.05%     to  24.55%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
MidCap Stock Account (Class 2)
2007      243,804     9.33 to   9.56         2,325,422   1.55% to 1.95%      0.71%      -9.87%     to  -9.51%
2006      372,499    10.35 to  10.57         3,927,186   1.55% to 1.95%      1.51%      14.31%     to  14.77%
2005      328,177     9.06 to   9.21         3,013,085   1.55% to 1.95%      0.27%      10.93%     to  11.38%
2004      310,386     8.16 to   8.27         2,559,976   1.55% to 1.95%      0.19%      12.07%     to  12.52%
2003      206,416     7.28 to   7.35         1,513,958   1.55% to 1.95%      0.15%      24.99%     to  25.50%

Money Market Account (Class 2)
2007      741,511     5.87 to   6.01         4,437,007   1.55% to 1.95%      4.41%       2.66%     to   3.07%
2006      468,575     5.72 to   5.84         2,724,190   1.55% to 1.95%      4.11%       2.10%     to   2.51%
2005      573,706     5.60 to   5.69         3,261,968   1.55% to 1.95%      2.31%       0.37%     to   0.77%
2004      951,574     5.58 to   5.65         5,369,307   1.55% to 1.95%      0.64%      -1.35%     to  -0.94%
2003      539,334     5.66 to   5.70         3,070,680   1.55% to 1.95%      0.00%      -1.55%     to  -1.15%

Mortgage Securities Account (Class 2)
2007      482,789     6.71 to   6.86         3,301,862   1.55% to 1.95%      5.65%       4.16%     to   4.57%
2006      768,702     6.44 to   6.56         5,028,514   1.55% to 1.95%      4.53%       2.21%     to   2.62%
2005    1,364,116     6.30 to   6.39         8,703,199   1.55% to 1.95%      4.09%       0.05%     to   0.45%
2004    2,000,572     6.30 to   6.36        12,714,269   1.55% to 1.95%      3.67%       1.59%     to   1.99%
2003    2,594,953     6.20 to   6.24        16,176,032   1.55% to 1.95%      5.30%      -0.10%     to   0.30%

Real Estate Securities Account (Class 2)
2007       80,463    16.42 to  17.19         1,379,040   1.55% to 1.95%      3.38%     -19.51%     to -19.18%
2006      108,166    20.40 to  21.27         2,294,813   1.55% to 1.95%      1.92%      30.34%     to  30.86%
2005       58,819    15.65 to  16.26           953,457   1.55% to 1.95%      2.28%       6.40%     to   7.43%
2004       12,753    14.71 to  15.13           192,855   1.55% to 1.95%      1.04%      29.08%     to  31.18%
2003           26    11.39 to  11.54               302   1.55% to 1.95%      0.00%      13.93%(5)  to  15.35%(5)

SAM Balanced Portfolio (Class 2)
2007   13,691,041    10.27 to  10.67       145,477,816   1.52% to 2.02%      2.32%       3.65%(15) to   6.18%(15)(9)
2006   16,711,342     9.77 to   9.99       166,390,537   1.52% to 1.95%      1.93%       8.24%     to   8.71%
2005   16,561,610     9.03 to   9.19       151,793,970   1.52% to 1.95%      1.74%       3.68%     to   4.13%
2004   14,862,942     8.71 to   8.83       130,881,501   1.52% to 1.95%      1.70%       7.71%     to   8.18%
2003    9,477,417     8.09 to   8.16        77,198,534   1.52% to 1.95%      2.06%      20.10%     to  20.63%

SAM Conservative Balanced Portfolio (Class 2)
2007    2,523,507    10.35 to  10.56(8)     19,251,280   1.52% to 2.02%      3.21%       3.51%(15) to   5.57%(15)(9)
2006    3,394,114     7.01 to   7.16        24,267,380   1.55% to 1.95%      2.55%       6.40%     to   6.83%
2005    3,386,456     6.59 to   6.70        22,668,556   1.55% to 1.95%      2.12%       2.35%     to   2.76%
2004    2,311,026     6.44 to   6.52        15,053,195   1.55% to 1.95%      1.88%       5.80%     to   6.22%
2003    1,108,644     6.09 to   6.14         6,800,644   1.55% to 1.95%      1.73%      14.57%     to  15.04%

SAM Conservative Growth Portfolio (Class 2)
2007    6,063,870    10.98 to  11.39        68,797,689   1.52% to 2.02%      1.48%       3.98%(15) to   6.54%(15)(9)
2006    7,199,949    10.40 to  10.61        76,120,627   1.52% to 1.95%      1.38%       9.78%     to  10.26%
2005    6,262,591     9.47 to   9.62        60,112,261   1.52% to 1.95%      1.09%       4.64%     to   5.10%
2004    5,494,544     9.05 to   9.16(8)     50,212,271   1.52% to 1.95%      1.26%       9.42%     to   9.90%
2003    3,573,610     8.27 to   8.33        29,733,408   1.52% to 1.95%      1.95%      25.89%     to  26.45%

SAM Flexible Income Portfolio (Class 2)
2007    5,221,520    10.20 to  10.45(8)     44,239,577   1.52% to 2.02%      4.55%       1.98%(15) to   4.49%(15)
2006    6,820,316     7.98 to   8.12        55,327,490   1.55% to 1.95%      3.93%       4.55%     to   4.97%
2005    9,335,143     7.63 to   7.74        72,158,552   1.55% to 1.95%      3.10%       1.10%     to   1.51%
2004    8,110,654     7.55 to   7.62        61,768,123   1.55% to 1.95%      3.14%       4.18%     to   4.61%
2003    4,480,205     7.24 to   7.29        32,623,129   1.55% to 1.95%      2.12%      10.84%     to  11.29%

SAM Strategic Growth Portfolio (Class 2)
2007    2,459,318    12.09 to  12.62        30,798,767   1.52% to 2.02%      0.92%       3.75%(15) to   6.65%(15)(9)
2006    2,516,995    11.45 to  11.71        29,288,163   1.52% to 1.95%      0.88%      10.59%     to  11.07%
2005    1,933,183    10.35 to  10.55        20,280,840   1.52% to 1.95%      0.49%       5.40%     to   5.85%
2004    1,494,603     9.82 to   9.96        14,836,003   1.52% to 1.95%      0.56%      10.37%     to  10.85%
2003      855,160     8.90 to   8.99         7,660,858   1.52% to 1.95%      1.12%      30.20%     to  30.77%

Short-Term Income Account (Class 2)
2007      347,912     6.61 to   6.76         2,348,855   1.55% to 1.95%      4.95%       2.23%     to   2.64%
2006      480,261     6.47 to   6.59         3,160,390   1.55% to 1.95%      4.39%       2.23%     to   2.64%
2005      792,896     6.32 to   6.42         5,083,545   1.55% to 1.95%      3.83%      -0.20%     to   0.20%
2004    1,082,867     6.34 to   6.41         6,932,898   1.55% to 1.95%      4.00%      -0.36%     to   0.04%
2003      959,531     6.36 to   6.41         6,143,271   1.55% to 1.95%      0.00%       3.43%     to   3.85%

SmallCap Growth Account (Class 2)
2007      112,150     6.80 to   6.95           777,178   1.55% to 1.95%      0.00%       2.63%     to   3.04%
2006      147,936     6.63 to   6.74           994,542   1.55% to 1.95%      0.00%       4.53%     to   4.94%
2005      166,608     6.34 to   6.42         1,067,052   1.55% to 1.95%      0.00%      -3.94%     to  -3.55%
2004      175,772     6.60 to   6.66         1,168,947   1.55% to 1.95%      0.00%       2.47%     to   2.89%
2003      159,481     6.44 to   6.47         1,031,091   1.55% to 1.95%      0.00%      67.65%     to  68.32%

SmallCap Value Account (Class 2)
2007       23,212     9.66 to   9.83           227,931   1.55% to 1.95%      2.05%     -11.34%     to -11.09%
2006       23,541    10.90 to  11.05           260,044   1.55% to 1.95%      0.96%       9.78%     to  10.15%
2005        1,465     9.93 to  10.04            14,625   1.55% to 1.95%      0.00%      -0.75%(10) to   0.36%(10)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
West Coast Equity Account (Class 2)
2007      892,878    12.81 to  13.13        11,693,715   1.55% to 1.95%      0.50%       6.37%     to   6.79%
2006    1,174,244    12.04 to  12.29        14,402,243   1.55% to 1.95%      0.31%       9.59%     to  10.03%
2005      904,287    10.99 to  11.17        10,079,033   1.55% to 1.95%      0.52%       6.20%     to   6.63%
2004      772,450    10.34 to  10.48         8,075,522   1.55% to 1.95%      0.14%      10.54%     to  10.99%
2003      548,933     9.36 to   9.44         5,171,578   1.55% to 1.95%      0.14%      40.18%     to  40.74%

Columbia Asset Allocation Fund, Variable Series (Class A)
2007      117,403    11.99 to  12.18         1,427,849   1.52% to 1.77%      2.83%       7.25%     to   7.53%
2006      121,392    11.18 to  11.33         1,373,371   1.52% to 1.77%      4.62%       7.27%     to   7.55%
2005      132,012    10.43 to  10.54         1,389,269   1.52% to 1.77%      0.01%       2.63%     to   2.89%
2004      145,751    10.16 to  10.24         1,491,383   1.52% to 1.77%      1.42%       6.31%     to   6.58%
2003      133,666     9.56 to   9.61         1,283,500   1.52% to 1.77%      1.71%      17.00%(6)  to  17.30%(9)

Columbia Large Cap Value Fund, Variable Series (Class A)
2007      601,288    13.10 to  13.33         7,999,484   1.52% to 1.77%      1.44%       0.93%     to   1.19%
2006      581,409    12.98 to  13.17         7,643,812   1.52% to 1.77%      3.09%      16.08%     to  16.37%
2005      599,870    11.18 to  11.32         6,780,888   1.52% to 1.77%      0.00%       7.41%     to   7.68%
2004      586,677    10.41 to  10.51         6,158,558   1.52% to 1.77%      1.38%      11.19%     to  11.47%
2003      391,898     9.36 to   9.43         3,691,238   1.52% to 1.77%      1.52%      27.89%(6)  to  28.22%(4)(9)

Columbia Small Company Growth Fund, Variable Series (Class A)
2007      312,820    13.24 to  13.48         4,201,917   1.52% to 1.77%      0.00%      11.47%     to  11.75%
2006      337,697    11.88 to  12.06         4,061,145   1.52% to 1.77%      0.00%      10.44%     to  10.71%
2005      366,653    10.75 to  10.89         3,985,116   1.52% to 1.77%      0.00%       4.25%     to   4.52%
2004      375,891    10.32 to  10.42         3,909,951   1.52% to 1.77%      0.00%       8.22%     to   8.49%
2003      357,716     9.53 to   9.61         3,430,944   1.52% to 1.77%      0.00%      32.60%(6)  to  32.93%(4)(9)

Columbia High Yield Fund, Variable Series (Class A)
2007    1,773,530    15.66 to  15.99(8)     28,133,242   1.52% to 2.02%      5.17%      -0.33%     to   0.31%
2006    1,942,396    15.71 to  15.95(8)     30,752,895   1.52% to 2.02%      2.48%       4.54%(13) to   9.57%
2005    2,033,900    14.27 to  14.55        29,412,528   1.52% to 1.97%      0.16%       0.16%     to   0.61%
2004    1,849,045    14.24 to  14.46        26,605,972   1.52% to 1.97%      7.26%       9.23%     to   9.73%
2003    1,240,366    13.04 to  13.18        16,287,265   1.52% to 1.97%      9.03%      28.65%     to  29.24%(9)

Columbia Marsico Focused Equities Fund, Variable Series (Class A)
2007    6,418,154    13.07 to  13.39(8)     85,408,402   1.52% to 2.02%      0.12%      11.43%     to  11.86%(9)
2006    6,596,122    11.73 to  11.97        78,555,725   1.52% to 2.02%      0.00%       6.64%     to   8.34%(13)(9)
2005    5,556,354    11.05 to  11.22(8)     62,097,834   1.52% to 1.97%      0.00%       8.16%     to   8.65%
2004    4,478,641    10.22 to  10.33(8)     46,102,891   1.52% to 1.97%      0.00%       9.18%     to   9.67%
2003    2,485,461     9.36 to   9.42(8)     23,341,858   1.52% to 1.97%      0.00%      30.51%     to  31.10%(9)

Columbia Marsico Growth Fund, Variable Series (Class A)
2007      640,251    12.05 to  12.25         7,830,687   1.52% to 1.77%      0.08%      15.42%     to  15.71%
2006      630,078    10.44 to  10.59         6,660,456   1.52% to 1.77%      0.00%       4.23%     to   4.49%
2005      651,793    10.02 to  10.14         6,596,770   1.52% to 1.77%      0.00%       5.56%     to   5.83%
2004      632,492     9.49 to   9.58         6,050,578   1.52% to 1.77%      0.00%      11.05%     to  11.33%
2003      369,519     8.55 to   8.60         3,174,634   1.52% to 1.77%      0.00%      28.30%(6)  to  28.62%(9)

Columbia Marsico 21st Century Fund, Variable Series (Class A)
2007      138,148    18.68 to  18.99         2,614,595   1.52% to 1.77%      0.50%      17.19%     to  17.49%
2006      133,483    15.94 to  16.17         2,152,593   1.52% to 1.77%      0.18%      17.64%     to  17.94%
2005      111,169    13.55 to  13.71         1,520,921   1.52% to 1.77%      0.00%       5.99%     to   6.26%
2004      100,867    12.78 to  12.90         1,298,934   1.52% to 1.77%      0.00%      20.21%     to  20.51%
2003       86,139    10.64 to  10.71           920,735   1.52% to 1.77%      0.00%      46.26%(6)  to  46.63%(9)

Columbia Mid Cap Growth Fund, Variable Series (Class A)
2007      194,214    10.66 to  11.62         2,211,393   1.52% to 1.77%      0.11%      17.77%     to  18.07%
2006      224,283     9.05 to   9.84         2,165,600   1.52% to 1.77%      0.00%      15.62%     to  15.91%
2005      228,270     7.83 to   8.49         1,906,504   1.52% to 1.77%      0.00%       3.34%     to   3.60%
2004      246,614     7.57 to   8.20         1,982,491   1.52% to 1.77%      0.00%      12.09%     to  12.37%
2003      283,225     6.76 to   7.29         2,026,521   1.52% to 1.77%      0.00%      25.24%(6)  to  25.55%(4)(9)

Columbia Marsico International Opportunities Fund, Variable Series (Class B)
2007      404,480    22.66 to  22.99         9,285,181   1.52% to 1.77%      0.11%      17.58%     to  17.87%
2006      407,568    19.27 to  19.50         7,939,963   1.52% to 1.77%      0.29%      21.06%     to  21.36%
2005      411,931    15.92 to  16.07         6,614,879   1.52% to 1.77%      0.10%      17.43%     to  17.73%
2004      383,059    13.55 to  13.65         5,225,332   1.52% to 1.77%      0.39%      14.55%     to  14.84%
2003      192,174    11.83 to  11.89         2,283,113   1.52% to 1.77%      0.02%      37.81%(6)  to  38.15%(4)(9)

Asset Allocation Fund (Class 2)
2007    8,948,609    16.67 to  16.89       151,021,559   1.52% to 1.77%      2.13%       4.68%     to   4.95%
2006    9,276,573    15.92 to  16.09       149,201,594   1.52% to 1.77%      2.24%       4.73%(14) to  12.93%
2005    9,064,421    14.14 to  14.25       129,113,737   1.52% to 1.77%      2.30%       7.23%     to   7.49%
2004    8,000,915    13.18 to  13.26       106,035,631   1.52% to 1.77%      2.23%       6.44%     to   6.71%
2003    5,084,597    12.38 to  12.42        63,156,767   1.52% to 1.77%      3.43%      19.62%     to  19.92%

Global Growth Fund (Class 2)
2007   24,347,951    24.00 to  24.59       597,059,462   1.52% to 1.97%      2.68%      12.61%     to  13.12%
2006   24,092,230    21.32 to  21.74       522,537,934   1.52% to 1.97%      0.83%      18.08%     to  18.61%
2005   17,105,037    18.05 to  18.32       312,995,114   1.52% to 1.97%      0.65%      11.85%     to  12.36%
2004   11,930,319    16.14 to  16.31       194,389,514   1.52% to 1.97%      0.42%      11.28%     to  11.78%
2003    4,205,634    14.50 to  14.59        61,333,079   1.52% to 1.97%      0.28%      32.66%     to  33.25%(9)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Growth Fund (Class 2)
2007   37,442,579    21.82 to  22.34       834,187,972   1.52% to 1.97%      0.76%      10.16%     to  10.66%
2006   39,467,458    19.81 to  20.19       795,069,301   1.52% to 1.97%      0.85%       8.07%     to   8.56%
2005   32,609,118    18.33 to  18.60       605,616,325   1.52% to 1.97%      0.75%      13.93%     to  14.44%
2004   24,939,252    16.09 to  16.25       404,936,125   1.52% to 1.97%      0.21%      10.31%     to  10.81%
2003   11,805,761    14.58 to  14.67       173,093,030   1.52% to 1.97%      0.21%      34.15%     to  34.76%(9)

Growth-Income Fund (Class 2)
2007   41,685,459    18.44 to  18.89       785,132,652   1.52% to 1.97%      1.48%       2.99%     to   3.46%
2006   43,071,182    17.90 to  18.25       784,498,398   1.52% to 1.97%      1.65%      12.96%     to  13.47%
2005   37,438,659    15.85 to  16.09       601,415,194   1.52% to 1.97%      1.41%       3.77%     to   4.24%
2004   30,282,053    15.27 to  15.43       466,901,784   1.52% to 1.97%      1.05%       8.23%     to   8.71%
2003   14,522,142    14.11 to  14.20       206,073,341   1.52% to 1.97%      1.64%      29.86%     to  30.44%(9)

Asset Allocation Fund (Class 3)
2007    1,427,576    49.47 to  49.97        71,314,007   1.30% to 1.40%      2.12%       5.08%     to   5.18%
2006    1,601,343    47.08 to  47.51        76,054,888   1.30% to 1.40%      2.15%      13.16%     to  13.27%
2005    1,812,146    41.60 to  41.95        75,989,381   1.30% to 1.40%      2.16%       7.74%     to   7.85%
2004    2,082,420    38.62 to  38.89        80,971,645   1.30% to 1.40%      4.45%       7.01%     to   7.12%
2003    2,317,436    36.09 to  36.31        84,126,831   1.30% to 1.40%      3.58%      21.27%     to  21.39%

Cash Management Fund (Class 3)
2007      895,103    22.29 to  22.52        20,152,748   1.30% to 1.40%      6.98%       3.38%     to   3.48%
2006      836,379    21.56 to  21.76        18,196,166   1.30% to 1.40%      2.19%       3.19%     to   3.29%
2005      745,114    20.89 to  21.06        15,694,797   1.30% to 1.40%      0.69%       1.31%     to   1.41%
2004      956,023    20.62 to  20.77        19,856,923   1.30% to 1.40%      1.18%      -0.59%     to  -0.49%
2003    1,135,175    20.75 to  20.87        23,692,911   1.30% to 1.40%      1.21%      -1.09%     to  -0.99%

Growth Fund (Class 3)
2007    2,105,017   200.12 to 202.17       425,443,840   1.30% to 1.40%      0.79%      10.87%     to  10.98%
2006    2,476,760   180.50 to 182.16       451,036,649   1.30% to 1.40%      0.77%       8.75%     to   8.86%
2005    2,965,878   165.97 to 167.33       496,145,405   1.30% to 1.40%      0.69%      14.66%     to  14.78%
2004    3,520,459   144.75 to 145.79       513,110,307   1.30% to 1.40%      0.57%       9.41%     to   9.52%
2003    4,207,150   132.29 to 133.11       559,902,919   1.30% to 1.40%      0.14%      34.39%     to  34.52%

Growth-Income Fund (Class 3)
2007    2,937,093   136.53 to 137.93       404,960,122   1.30% to 1.40%      1.49%       3.66%     to   3.76%
2006    3,444,347   131.72 to 132.93       457,705,512   1.30% to 1.40%      1.52%      13.70%     to  13.81%
2005    4,017,990   115.85 to 116.80       469,155,690   1.30% to 1.40%      1.29%       4.41%     to   4.52%
2004    4,788,401   110.95 to 111.75       534,964,148   1.30% to 1.40%      2.14%       8.31%     to   8.42%
2003    5,701,900   102.44 to 103.07       587,583,397   1.30% to 1.40%      1.68%      31.61%     to  31.74%

High-Income Bond Fund (Class 3)
2007      404,046    67.78 to  68.47        27,657,188   1.30% to 1.40%     10.61%      -0.01%     to   0.09%
2006      489,770    67.79 to  68.41        33,496,125   1.30% to 1.40%      5.87%       9.12%     to   9.23%
2005      587,965    62.12 to  62.63        36,815,196   1.30% to 1.40%      5.93%       0.83%     to   0.93%
2004      725,768    61.61 to  62.05        45,026,494   1.30% to 1.40%     13.26%       7.87%     to   7.98%
2003      913,033    57.12 to  57.47        52,459,226   1.30% to 1.40%      8.08%      22.07%     to  22.19%

International Fund (Class 3)
2007    2,080,064    58.78 to  59.38       123,482,824   1.30% to 1.40%      1.46%      18.43%     to  18.55%
2006    2,405,011    49.63 to  50.09       120,436,613   1.30% to 1.40%      1.61%      17.42%     to  17.53%
2005    2,663,104    42.27 to  42.62       113,464,916   1.30% to 1.40%      1.42%      19.85%     to  19.97%
2004    3,184,962    35.27 to  35.52       113,116,567   1.30% to 1.40%      2.40%      16.29%     to  16.41%
2003    3,732,955    30.33 to  30.52       113,895,501   1.30% to 1.40%      0.82%      29.37%     to  29.50%

U.S. Government/AAA-Rated Securities Fund (Class 3)
2007      855,535    33.41 to  33.76        28,870,237   1.30% to 1.40%      7.29%       5.15%     to   5.26%
2006      996,762    31.78 to  32.07        31,959,063   1.30% to 1.40%      3.74%       2.36%     to   2.46%
2005    1,242,128    31.04 to  31.30        38,870,364   1.30% to 1.40%      3.72%       1.07%     to   1.17%
2004    1,391,833    30.72 to  30.94        43,050,579   1.30% to 1.40%     10.29%       1.85%     to   1.95%
2003    1,832,114    30.16 to  30.35        55,586,852   1.30% to 1.40%      4.97%       0.77%     to   0.87%

Growth and Income Portfolio (Class VC)
2007   20,216,084    10.66 to  10.86(8)    281,634,255   1.15% to 2.05%      1.32%       0.82%     to   2.25%
2006   17,926,774    10.58 to  10.62(8)    246,019,110   1.15% to 2.05%      1.35%       4.82%(12) to   5.29%(12)(9)
2005   15,827,941    11.64 to  11.91       188,203,284   1.52% to 1.97%      1.04%       1.23%     to   1.69%
2004   13,083,519    11.50 to  11.71       153,058,883   1.52% to 1.97%      1.03%      10.47%     to  10.96%
2003    7,096,599    10.41 to  10.56        74,869,034   1.52% to 1.97%      0.99%      28.48%     to  29.05%

Mid-Cap Value Portfolio (Class VC)
2007    5,311,917    14.73 to  14.94        79,277,583   1.52% to 1.77%      0.38%      -1.18%     to  -0.94%
2006    6,529,071    14.90 to  15.08        98,390,983   1.52% to 1.77%      0.46%      10.26%     to  10.54%
2005    8,338,434    13.51 to  13.64       113,685,375   1.52% to 1.77%      0.46%       6.33%     to   6.59%
2004    7,282,874    12.71 to  12.80        93,178,487   1.52% to 1.77%      0.39%      21.87%     to  22.18%
2003    3,755,083    10.43 to  10.47        39,325,869   1.52% to 1.77%      0.73%      22.58%     to  22.88%

BB&T Capital Manager Equity VIF Portfolio
2007      396,678    11.82 to  12.01(8)      4,754,397   1.52% to 2.02%      2.78%      -0.30%     to   0.53%
2006      297,909    11.85 to  11.95(8)      3,554,572   1.52% to 2.02%      1.19%       6.79%(13) to  14.01%
2005        3,383    10.32 to  10.48            35,013   1.52% to 1.97%      2.54%       3.22%(11) to   4.79%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
BB&T Large Cap Growth VIF Portfolio
2007           --       --        --                --              --         --          --             --
2006       21,292    10.54 to  10.60(8)        225,509   1.52% to 2.02%      0.54%       4.08%(13) to   4.23%(13)(9)
2005        1,703    10.15 to  10.34            17,602   1.52% to 1.97%      0.34%       1.54%(11) to   3.42%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

BB&T Large Cap VIF Portfolio
2007      335,934    11.40 to  11.62(8)      3,879,807   1.52% to 2.02%      2.01%      -8.29%     to  -7.29%
2006      174,402    12.43 to  12.53(8)      2,174,000   1.52% to 2.02%      0.97%       6.89%(13) to  19.45%
2005       13,166    10.26 to  10.49           138,082   1.52% to 1.97%      1.18%       2.57%(11) to   4.89%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

BB&T Mid Cap Growth VIF Portfolio
2007      298,407    14.29 to  14.49(8)      4,313,645   1.52% to 2.02%      0.00%      32.03%     to  32.98%
2006      215,430    10.82 to  10.89(8)      2,343,054   1.52% to 2.02%      0.16%       5.69%(13) to   5.93%(13)(9)
2005       22,213    10.67 to  10.71           237,746   1.52% to 1.97%      0.00%       6.73%(11) to   7.08%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

BB&T Special Opportunities Equity VIF Portfolio
2007      721,360    14.04 to  14.22(8)     10,239,903   1.52% to 2.02%      0.00%      10.96%     to  11.70%
2006      263,198    12.66 to  12.73(8)      3,349,682   1.52% to 2.02%      0.05%       8.33%(13) to  22.83%
2005       24,009              10.36(8)        248,845   1.52% to 1.97%      0.00%       3.55%(11) to   3.76%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

BB&T Total Return Bond VIF Portfolio
2007      786,205    10.45 to  10.70(8)      8,405,798   1.52% to 2.02%      4.13%       3.12%     to   4.86%
2006      300,793    10.13 to  10.20(8)      3,070,867   1.52% to 2.02%      4.03%       0.05%(13) to   1.91%
2005       26,825    10.01 to  10.07(8)        268,549   1.52% to 1.97%      0.44%       0.73%(11) to   1.00%(11)(9)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Large Cap Growth Fund II
2007           20    10.39 to  10.52               209   1.52% to 1.77%      0.48%       3.94%(16) to   5.23%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Large Cap Value Fund II
2007          256     9.65 to   9.70             2,481   1.52% to 1.77%      1.79%      -3.46%(16) to  -2.96%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Managed Allocation Fund - Aggressive Growth II
2007           20    10.28 to  10.43               207   1.52% to 1.77%      2.88%       2.80%(16) to   4.29%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Managed Allocation Fund - Conservative GrowthII
2007           20    10.28 to  10.32               206   1.52% to 1.77%      2.44%       2.80%(16) to   3.22%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Managed Allocation Fund - Moderate Growth II
2007           20    10.30 to  10.38               207   1.52% to 1.77%      1.94%       3.05%(16) to   3.81%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of July 28, 2003 to December 31, 2003.

(5) For the period from the effective date of October 1, 2003 to December 31, 2003.

(6) For the period from the effective date of April 7, 2003 to December 31, 2003.

(7) Beginning in 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(10) For the period from the effective date of July 1, 2005 to December 31, 2005.

(11) For the period from the effective date of October 10, 2005 to December 31, 2005.

(12) For the period from the effective date of September 5, 2006 to December 31, 2006.

(13) For the period from the effective date of September 29, 2006 to December 31, 2006.

(14) For the period from the effective date of May 1, 2006 to December 31, 2006.

(15) For the period from the effective date of January 29, 2007 to December 31, 2007.

(16) For the period from the effective date of February 5, 2007 to December 31, 2007.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                    --

Consolidated Balance Sheet - December 31, 2007 and 2006                 1 to 2

Consolidated Statement of Income and Comprehensive Income -
Years Ended December 31, 2007, 2006 and 2005                            3 to 4

Consolidated Statement of Cash Flows - Years Ended
December 31, 2007, 2006 and 2005                                        5 to 6

Notes to Consolidated Financial Statements                              7 to 36

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2008

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                             2007          2006
                                                                         -----------   -----------
                                                                               (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                       $   323,925   $   167,722
   Fixed maturities available for sale, at fair value (amortized cost:
      2007, $3,620,749; 2006, $3,946,612)                                  3,608,710     3,952,023
   Mortgage and other loans                                                  451,603       536,357
   Policy loans                                                              151,592       159,222
   Mutual funds                                                               19,797        29,633
   Equity securities available for sale, at fair value (cost: 2007,
      $20,140; 2006, $21,701)                                                 19,430        22,006
   Partnerships                                                              239,271           414
   Securities lending invested collateral, at fair value (cost: 2007,
      $2,168,979; 2006, $2,110,459)                                        2,019,089     2,110,459
   Derivative assets, at fair value                                          190,928        93,061
                                                                         -----------   -----------
   Total investments and cash                                              7,024,345     7,070,897
Separate and variable accounts                                            30,026,440    27,789,310
Accrued investment income                                                     52,047        59,167
Deferred acquisition costs                                                 1,430,526     1,456,680
Other deferred expenses                                                      257,087       263,613
Income taxes currently receivable from Parent                                  7,904            67
Goodwill                                                                      14,056        14,056
Other assets                                                                  78,852        62,422
                                                                         -----------   -----------
TOTAL ASSETS                                                             $38,891,257   $36,716,212
                                                                         ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                          2007           2006
                                                                       -----------   -----------
                                                                             (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable annuity
      contracts                                                        $ 2,623,305   $ 2,926,124
   Reserves for universal life insurance contracts                       1,350,124     1,408,877
   Reserves for guaranteed investment contracts                             41,044        42,647
   Reserves for guaranteed benefits                                         75,712        75,234
   Securities lending payable                                            2,196,793     2,110,459
   Due to affiliates                                                        39,675        23,866
   Other liabilities                                                       246,635       231,497
                                                                       -----------   -----------
   Total reserves, payables and accrued liabilities                      6,573,288     6,818,704
Derivative liabilities, at fair value                                       54,855         2,451
Separate and variable accounts                                          30,026,440    27,789,310
Deferred income taxes                                                      279,401       345,376
                                                                       -----------   -----------
Total liabilities                                                       36,933,984    34,955,841
                                                                       -----------   -----------
Shareholder's equity:
   Common stock                                                              3,511         3,511
   Additional paid-in capital                                              934,751       761,664
   Retained earnings                                                     1,122,772       992,179
   Accumulated other comprehensive income (loss)                          (103,761)        3,017
                                                                       -----------   -----------
   Total shareholder's equity                                            1,957,273     1,760,371
                                                                       -----------   -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                             $38,891,257   $36,716,212
                                                                       ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                            2007       2006       2005
                                                          --------   --------   --------
                                                                  (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance    $584,219   $491,422   $429,037
      Asset management fees                                 79,783     79,385     82,128
      Universal life insurance policy fees, net of
         reinsurance                                        33,753     29,539     33,244
      Surrender charges                                     25,779     26,416     26,900
      Other fees                                            15,430     16,478     15,510
                                                          --------   --------   --------
   Total fee income                                        738,964    643,240    586,819
   Net investment income                                   285,095    326,671    344,691
   Net realized investment gain (loss)                     (64,336)     3,928      8,925
                                                          --------   --------   --------
Total revenues                                             959,723    973,839    940,435
                                                          --------   --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                  92,911    108,268    124,575
      Universal life insurance contracts                    63,441     66,361     70,290
      Guaranteed investment contracts                        3,388      4,607      6,608
                                                          --------   --------   --------
   Total interest expense                                  159,740    179,236    201,473
   Amortization of bonus interest                           35,771     22,526     18,069
   Amortization of deferred acquisition costs and
      other deferred expenses                              301,643    218,795    218,029
   Claims on universal life insurance contracts, net of
      reinsurance recoveries                                19,954     17,897     18,412
   Guaranteed benefits, net of
      reinsurance recoveries                                23,365     42,685     24,967
   General and administrative expenses                     167,766    149,450    131,310
   Annual commissions                                      103,879     89,798     75,534
                                                          --------   --------   --------
Total benefits and expenses                                812,118    720,387    687,794
                                                          --------   --------   --------
PRETAX INCOME                                              147,605    253,452    252,641
Income tax expense                                          17,012     56,226     70,738
                                                          --------   --------   --------
NET INCOME                                                $130,593   $197,226   $181,903
                                                          --------   --------   --------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                               2007       2006       2005
                                                            ---------   --------   --------
                                                                     (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less related
   amortization of deferred acquisition costs and other
   deferred expenses, net of reclassification adjustments   $(164,799)  $(19,559)  $(87,931)
Foreign currency translation adjustment                           412      2,546     (2,071)
Deferred income tax benefit on above changes                   57,609      5,956     31,502
                                                            ---------   --------   --------
OTHER COMPREHENSIVE LOSS                                     (106,778)   (11,057)   (58,500)
                                                            ---------   --------   --------
COMPREHENSIVE INCOME                                        $  23,815   $186,169   $123,403
                                                            =========   ========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           2007        2006         2005
                                                                        ---------   ---------   -----------
                                                                                   (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $ 130,593   $ 197,226   $   181,903
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to:
      Fixed annuity and fixed accounts of variable annuity contracts       92,911     108,268       124,575
      Universal life insurance contracts                                   63,441      66,361        70,290
      Guaranteed investment contracts                                       3,388       4,607         6,608
   Net realized investment (gain) loss                                     64,336      (3,928)       (8,925)
   Net increase in partnerships attributable to equity accounting          (6,139)       (358)           --
   Amortization of net premium/(accretion of net discount) on
      investments                                                           5,092      (1,432)       12,399
   Amortization of deferred acquisition costs and other expenses          337,414     241,321       236,098
   Acquisition costs deferred                                            (247,797)   (245,028)     (202,790)
   Other expenses deferred                                                (14,410)    (14,739)      (15,918)
   Provision for deferred income taxes                                     (5,869)     34,754        90,547
   Change in:
      Accrued investment income                                             7,120       8,744         5,858
      Income taxes currently receivable from Parent                        (7,837)      4,766         5,112
      Other assets                                                         (5,967)     (3,619)       (5,865)
      Due from/to affiliates                                               15,809      11,952        (9,741)
      Other liabilities                                                   (12,601)     23,999         4,786
   Other, net                                                             (24,900)    (30,055)      (21,254)
                                                                        ---------   ---------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                 394,584     402,839       473,683
                                                                        ---------   ---------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturities                                                      (949,701)   (595,892)   (2,368,070)
   Mortgage and other loans                                               (30,031)   (209,311)     (112,327)
   Partnerships                                                           (66,719)         --            --
   Derivatives                                                           (202,161)    (21,055)      (25,829)
   Other investments, excluding short-term investments                     (6,975)     (5,700)      (23,144)
Sales of:
   Fixed maturities                                                       800,862     668,845     1,674,197
   Derivatives                                                            151,586      14,402            --
   Other investments, excluding short-term investments                     17,007       4,378        56,295
Redemptions and maturities of:
   Fixed maturities                                                       445,665     800,127       826,462
   Mortgage and other loans                                               115,959     164,203       246,470
   Other investments, excluding short-term investments                      8,036      11,230        15,903
Increase in securities lending invested collateral                        (90,606)   (831,765)     (394,902)
                                                                        ---------   ---------   -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                     $ 192,922   $    (538)  $  (104,945)
                                                                        ---------   ---------   -----------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2007          2006          2005
                                                                        -----------   -----------   -----------
                                                                                     (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable annuity contracts       $ 1,796,326   $ 1,588,153   $ 1,351,964
   Universal life insurance contracts                                        37,435        38,774        41,611
Net exchanges from the fixed accounts of variable annuity contracts      (1,695,229)   (1,598,673)   (1,171,713)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable annuity contracts          (414,210)     (688,604)     (611,301)
   Universal life insurance contracts                                       (51,650)      (52,833)      (57,465)
   Guaranteed investment contracts                                           (4,908)      (79,413)     (104,411)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable annuity contracts           (97,485)      (86,143)      (99,903)
   Universal life insurance contracts                                       (92,192)      (97,671)      (98,473)
Increase in securities lending payable                                       86,334       831,765       394,902
Capital contribution                                                          4,276            --            --
Dividend paid to Parent                                                          --      (280,000)      (25,000)
                                                                        -----------   -----------   -----------
NET CASH USED IN FINANCING ACTIVITIES                                      (431,303)     (424,645)     (379,789)
                                                                        -----------   -----------   -----------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                  156,203       (22,344)      (11,051)

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                      167,722       190,066       201,117
                                                                        -----------   -----------   -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                        $   323,925   $   167,722   $   190,066
                                                                        ===========   ===========   ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes received from (paid to) Parent                             $   (30,718)  $   (16,706)  $    24,923
                                                                        ===========   ===========   ===========
Non-cash activity:
   Bonus interest and other deferrals credited to reserve for annuity
      contracts                                                         $    38,530   $    41,728   $    29,039
                                                                        ===========   ===========   ===========
   Capital contribution of partnerships                                 $   168,512   $        --   $        --
                                                                        ===========   ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2007, 2006 AND 2005

1.   NATURE OF OPERATIONS AND ORGANIZATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

     During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

     Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 31%, 28% and 32% of deposits in the years ended December 31, 2007, 2006 and 2005, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 18%, 16% and 12% of deposits in the years ended December 31, 2007, 2006 and 2005, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents, time deposits, and investments with original maturities within one year from the date of purchase, such as commercial paper.

     INVESTMENTS IN FIXED MATURITIES AND EQUITY SECURITIES: Fixed maturities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Equity securities available for sale consist of common stocks and non-redeemable preferred stocks and are carried at fair value. Unrealized gains or losses from available for sale investments in fixed maturities and equity securities are reported as a separate component of accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax, in consolidated shareholder's equity. Investments in fixed maturities and equity securities are recorded on a trade-date basis.

     The Company evaluates its investments for other-than-temporary impairment. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognized requires the judgment of the Company's management and a continual review of its investments. A security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary. At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed. In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2007 and 2006.

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

     MUTUAL FUNDS: Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

     PARTNERSHIPS: Partnerships consist of investments in hedge funds and limited partnerships. The Company's carrying value is its share of the net asset value of the funds or the limited partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through an agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that the collateral received is maintained at a minimum of 102% of the value of the loaned securities (105% for cross-currency loans). The collateral is held in a custodial account for the beneficial interest of the Company and other affiliated lenders, and is not available for the general use of the Company. The collateral is reinvested in short-term investments and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax in consolidated shareholder's equity. Securities lending collateral investments are subject to review for other-than-temporary impairment in a manner consistent with other available-for-sale fixed maturity securities. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as net investment income in the consolidated statement of income and comprehensive income. The Company's allocated portion of any realized investment gains or losses on the collateral investments is recorded in the consolidated statement of income and comprehensive income.

     The fair values of the securities pledged under the securities lending agreement were $2,154,745,000 and $2,062,743,000 as of December 31, 2007
     and 2006, respectively, and are included in fixed maturities available for sale in the consolidated balance sheet.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative financial instruments primarily used by the Company include embedded derivatives relating to certain guarantees of annuity contract values, derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values and interest rate swap agreements. The Company is neither a dealer nor a trader in derivative financial instruments. The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

     The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable mid-market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs. The GMAV, GMWB and index options are reported in derivative assets or derivative liabilities in the consolidated balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gain (loss) in the accompanying consolidated statement of income and comprehensive income.

     GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and futures on U.S. Treasury securities to partially offset this risk.

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and futures on U.S. Treasury securities to partially offset this risk.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     SEPARATE AND VARIABLE ACCOUNTS: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate and variable account assets with an equivalent summary total reported as separate and variable account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions (a DAC "unlocking"). Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturities and equity securities available for sale. Because fixed maturities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of the liability for separate and variable accounts in the consolidated balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

     GOODWILL: Goodwill amounted to $14,056,000 (net of accumulated amortization of $18,838,000) at December 31, 2007 and 2006. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2007 and 2006, and has determined that no impairment is necessary.

     RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT
     CONTRACTS: Reserves for fixed annuity, fixed options, universal life insurance and guaranteed investment contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holder liabilities upon receipt.

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits and other living benefits related to variable annuity and variable life contracts as well as certain disclosures for these products.

     The Company reports variable annuity contracts through separate and variable accounts, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder ("variable contracts with guarantees") either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death or annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), earnings enhancement benefits ("EEB") and guaranteed minimum income benefits ("GMIB").

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries are insufficient to cover the costs of the benefit to be provided. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from common and preferred stock and other investments when receivable.

          - Earnings from partnership investments accounted for under the equity method.

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturities, equity securities, securities lending invested collateral and other types of investments.

          - Reductions to the cost basis of fixed maturities, equity securities, securities lending invested collateral and other types of investments for other-than-temporary impairments.

          -    Changes in fair value of derivative assets and liabilities.

          - Exchange gains and losses resulting from foreign exchange transactions.

     FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Income taxes have been calculated as if the Company filed a separate return. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements. The Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entity when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See Note 11 herein for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in FAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The Company's adoption of SOP 05-1 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments--an amendment of FAS 140 and FAS 133" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company's adoption of FAS No. 155 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The adoption of FAS 157 resulted in a decrease in net income of approximately $56,000,000 in the first quarter of 2008 primarily due to the incorporation of the Company's own credit risk and the inclusion of explicit risk margins, where appropriate.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis of accounting for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. As of January 1, 2008, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

3.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturities, equity securities and securities lending invested collateral by major category are as follows:

                                           Cost or       Gross        Gross
                                          Amortized   Unrealized   Unrealized   Estimated
                                            Cost         Gains       Losses     Fair Value
                                         ----------   ----------   ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2007:

U.S. government securities               $   18,718     $ 1,536    $      --    $   20,254
Mortgage-backed securities                1,059,788      13,506      (16,763)    1,056,531
Securities of public utilities              204,801       1,916       (1,180)      205,537
Corporate bonds and notes                 2,051,806      30,169      (30,692)    2,051,283
Other debt securities                       285,636       3,610      (14,141)      275,105
                                         ----------     -------    ---------    ----------
   Total fixed maturities                 3,620,749      50,737      (62,776)    3,608,710
Equity securities                            20,140          30         (740)       19,430
Securities lending invested collateral    2,168,979          --     (149,890)    2,019,089
                                         ----------     -------    ---------    ----------
   Total                                 $5,809,868     $50,767    $(213,406)   $5,647,229
                                         ==========     =======    =========    ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

                                           Cost or       Gross        Gross
                                          Amortized   Unrealized   Unrealized    Estimated
                                            Cost         Gains       Losses     Fair Value
                                         ----------   ----------   ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities               $   32,703     $   483     $   (206)   $   32,980
Mortgage-backed securities                  937,508       7,783       (4,281)      941,010
Securities of public utilities              248,440       2,613       (2,386)      248,667
Corporate bonds and notes                 2,289,158      32,089      (27,877)    2,293,370
Other debt securities                       438,803       4,537       (7,344)      435,996
                                         ----------     -------     --------    ----------
   Total fixed maturities                 3,946,612      47,505      (42,094)    3,952,023
Equity securities                            21,701         305           --        22,006
Securities lending invested collateral    2,110,459          --           --     2,110,459
                                         ----------     -------     --------    ----------
   Total                                 $6,078,772     $47,810     $(42,094)   $6,084,488
                                         ==========     =======     ========    ==========

     At December 31, 2007, fixed maturities included $112,516,000 of securities not rated investment grade. These non-investment-grade securities are comprised of bonds and redeemable preferred stock spanning 11 industries with 39%, 23% and 16% concentrated in finance, consumer cyclical and electric industries, respectively. No other industry concentration constituted more than 10% of these assets.

     At December 31, 2007, mortgage loans were collateralized by properties located in 20 states, with loans totaling approximately 35% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

     At December 31, 2007, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $1,159,000.

     As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

     The Company typically utilizes swap agreements to economically hedge risk associated with interest rates, guaranteed benefits, and foreign exchange.

     At December 31, 2007, $9,311,000 of fixed maturities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     Included in the fixed maturities at December 31, 2007 is a bond carried at fair value of $21,251,000 that was issued by an affiliate.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

     The following table presents cost or amortized cost and estimated fair values of the Company's available for sale fixed maturities and securities lending invested collateral at December 31, 2007, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                             Cost or       Estimated
                                         Amortized Cost   Fair Value
                                         --------------   ----------
                                                (in thousands)
AT DECEMBER 31, 2007:

Due in one year or less                    $  381,010     $  384,485
Due after one year through five years       1,184,375      1,187,610
Due after five years through ten years        701,544        697,057
Due after ten years                           294,032        283,027
Mortgage-backed securities                  1,059,788      1,056,531
                                           ----------     ----------
   Total fixed maturities                   3,620,749      3,608,710
Securities lending invested collateral      2,168,979      2,019,089
                                           ----------     ----------
   Total                                   $5,789,728     $5,627,799
                                           ==========     ==========

     The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2007 and 2006 (dollars in thousands):

                                     Less than 12 Months                12 Months or More                       Total
                               -------------------------------   -------------------------------   -------------------------------
                                            Unrealized                        Unrealized                        Unrealized
                               Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                               ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2007

Mortgage-backed securities     $  188,042    $ 10,409      35    $  185,342     $ 6,354      53    $  373,384    $ 16,763      88
Securities of public
   utilities                       22,845         186       3        69,050         994      14        91,895       1,180      17
Corporate bonds and notes         475,919      16,127      59       652,952      14,565     116     1,128,871      30,692     175
Other debt securities              67,937       5,170      18       109,989       8,971      29       177,926      14,141      47
Equity securities                  19,400         740       1            --          --      --        19,400         740       1
Securities lending invested
   collateral (a)               2,019,089     149,890      --            --          --      --     2,019,089     149,890      --
                               ----------    --------     ---    ----------     -------     ---    ----------    --------     ---
   Total                       $2,793,232    $182,522     116    $1,017,333     $30,884     212    $3,810,565    $213,406     328
                               ==========    ========     ===    ==========     =======     ===    ==========    ========     ===

(a) Represents the Company's allocated portion of AIG's securities lending pool.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

                             Less than 12 Months               12 Months or More                       Total
                        -----------------------------   -------------------------------   -------------------------------
                          Fair     Unrealized                        Unrealized                        Unrealized
                         Value        Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                        --------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2006
U.S. government
   securities           $ 18,077     $  206        2    $       --    $    --       --    $   18,077     $   206       2
Mortgage-backed
   securities            183,835      1,114       18       218,826      3,167       60       402,661       4,281      78
Securities of public
   utilities              37,825        133        6        97,536      2,253       22       135,361       2,386      28
Corporate bonds and
   notes                 342,311      2,732       42     1,007,523     25,145      166     1,349,834      27,877     208
Other debt securities     99,877        938       19       145,914      6,406       32       245,791       7,344      51
                        --------     ------      ---    ----------    -------      ---    ----------     -------     ---
Total                   $681,925     $5,123       87    $1,469,799    $36,971      280    $2,151,724     $42,094     367
                        ========     ======      ===    ==========    =======      ===    ==========     =======     ===

     Investments in partnerships totaled $239,271,000 and $414,000 at December 31, 2007 and 2006, respectively, and were comprised of four partnerships and one partnership, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination provisions.

     The net realized investment gain (loss) includes the following:

                                             Years ended December 31,
                                         ------------------------------
                                           2007       2006       2005
                                         --------   --------   --------
                                                 (in thousands)
Fixed maturities                         $ (1,836)  $ 10,390   $ (9,901)
Equity securities                             276      2,376         51
Securities lending invested collateral     (4,276)       ---        ---
Other-than-temporary impairments          (51,018)   (12,205)   (10,228)
Other investments                          (7,482)     3,367     29,003
                                         --------   --------   --------
Net realized investment gain (loss)      $(64,336)  $  3,928   $  8,925
                                         ========   ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

     Realized investment gains and losses on sales of fixed maturities and equity securities are as follows:

                       Years ended December 31,
                     ----------------------------
                       2007      2006      2005
                     -------   -------   --------
                           (in thousands)
FIXED MATURITIES:
   Realized gains    $ 5,238   $17,049   $ 11,526
   Realized losses    (7,768)   (6,659)   (23,927)
EQUITY SECURITIES:
   Realized gains    $   276   $ 2,376   $     51
   Realized losses        --        --         --

     The sources and related amounts of net investment income are as follows:

                                            Years ended December 31,
                                         ------------------------------
                                           2007       2006       2005
                                         --------   --------   --------
                                                (in thousands)
Short-term investments                   $ 13,196   $ 11,334   $  7,740
Fixed maturities                          215,229    257,509    264,284
Mortgage loans                             34,625     41,915     48,633
Policy loans                               12,181     13,288     13,869
Equity securities                           1,293         --         --
Partnerships                                7,118      1,155     10,393
Securities lending invested collateral      2,119      2,592      1,429
Other investment income                     1,557      1,062        351
                                         --------   --------   --------
Total investment income                   287,318    328,855    346,699
Less: investment expenses                  (2,223)    (2,184)    (2,008)
                                         --------   --------   --------
Net investment income                    $285,095   $326,671   $344,691
                                         ========   ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other than active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     FIXED MATURITIES AND EQUITY SECURITIES: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data consists of U.S. government and agency securities and equities listed in active markets. The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include mortgage-backed securities, securities of public utilities and corporate bonds and notes. For fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

     PARTNERSHIPS: Fair values are determined based on the net asset values provided by the general partner or manager of each investment. The Company obtains the fair value of its investments in hedge funds and limited partnerships from information provided by the general partner or manager of these investments, the accounts of which generally are audited on an annual basis. The transaction price is used as the best estimate of fair value at inception.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE:
     Securities lending invested collateral consists of short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturities. The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative assets and derivative liabilities include derivative financial instruments and embedded derivatives relating to GMAV and GMWB. Fair value of the derivative financial instruments is based principally on broker quotes. Fair value for embedded derivatives relating to GMAV and GMWB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

     RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
     CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

     The estimated fair values of the Company's financial instruments at December 31, 2007 and 2006 compared with their respective carrying values are as follows:

                                                       Carrying       Fair
                                                         Value       Value
                                                      ----------   ---------
                                                          (in thousands)
AT DECEMBER 31, 2007:

ASSETS:
   Cash and short-term investments                    $  323,925     323,925
   Fixed maturities                                    3,608,710   3,608,710
   Equity securities                                      19,430      19,430
   Mortgage and other loans                              451,603     461,969
   Policy loans                                          151,592     151,592
   Mutual funds                                           19,797      19,797
   Partnerships                                          239,271     239,271
   Securities lending invested collateral              2,019,089   2,019,089
   Derivative assets                                     190,928     190,928

LIABILITIES:
   Reserves for fixed annuity and fixed accounts of
      variable annuity contracts                      $2,623,305   2,579,002
   Reserves for guaranteed investment contracts           41,044      41,126
   Securities lending payable                          2,196,793   2,196,793
   Derivative liabilities                                 54,855      54,855

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying       Fair
                                                         Value       Value
                                                      ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

ASSETS:
   Cash and short-term investments                    $  167,722   $  167,722
   Fixed maturities                                    3,952,023    3,952,023
   Equity securities                                      22,006       22,006
   Mortgage and other loans                              536,357      544,519
   Policy loans                                          159,222      159,222
   Mutual funds                                           29,633       29,633
   Partnerships                                              414          414
   Securities lending invested collateral              2,110,459    2,110,459
   Derivative assets                                      93,061       93,061

LIABILITIES:
   Reserves for fixed annuity and fixed accounts of
      variable annuity contracts                      $2,926,124   $2,878,992
   Reserves for guaranteed investment contracts           42,647       42,729
   Securities lending payable                          2,110,459    2,110,459
   Derivative liabilities                                  2,451        2,451

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                              Years Ended December 31,
                                              ------------------------
                                                  2007         2006
                                               ----------   ----------
                                                     (in thousands)
Balance at beginning of year                   $1,456,680   $1,378,018
Acquisition costs deferred                        247,797      245,028
Effect of net unrealized loss on securities         3,533       23,908
Amortization charged to income                   (277,484)    (190,274)
                                               ----------   ----------
Balance at end of year                         $1,430,526   $1,456,680
                                               ==========   ==========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2007, the Company recorded approximately $74,000,000 of additional amortization of deferred acquisition costs and sales inducements. Approximately $61,000,000 related to changes in actuarial estimates from the conversion to a new system and $13,000,000 related to unlocking future assumptions and experience updates.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                Bonus    Distribution
                                              Payments       Costs        Total
                                              --------   ------------   --------
                                                        (in thousands)
AT DECEMBER 31, 2007

Balance at beginning of year                  $216,397       47,216      263,613
Expenses deferred                               38,530       14,410       52,940
Effect of net unrealized loss on securities        464           --          464
Amortization charged in income                 (35,771)     (24,159)     (59,930)
                                              --------     --------     --------
Balance at end of year                        $219,620       37,467      257,087
                                              ========     ========     ========
AT DECEMBER 31, 2006

Balance at beginning of year                  $194,603     $ 60,998     $255,601
Expenses deferred                               41,728       14,739       56,467
Effect of net unrealized loss on securities      2,592           --        2,592
Amortization charged in income                 (22,526)     (28,521)     (51,047)
                                              --------     --------     --------
Balance at end of year                        $216,397     $ 47,216     $263,613
                                              ========     ========     ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:


                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                        Account
                                                                                      Value Minus
                                                                     Return of Net    Withdrawals
                                                                    Deposits Plus a       Post
                                                                     Minimum Return   Anniversary
                                                                    ---------------   -----------
                                                                        (dollars in millions)
AT DECEMBER 31, 2007

In the event of death (GMDB and EEB):
   Net account value                                                  $    10,982     $    13,428
   Net amount at risk (a)                                                     491             495
   Average attained age of contract holders                                    68              66
   Range of guaranteed minimum return rates                                  0%-5%              0%

At annuitization (GMIB):
   Net account value                                                  $     2,689
   Net amount at risk (b)                                                      15
   Weighted average period remaining until earliest annuitization       2.7 years
   Range of guaranteed minimum return rates                                0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                      $     2,192
   Net amount at risk (c)                                                       1
   Weighted average period remaining until guaranteed payment           6.7 years

Annual withdrawals at specified date (GMWB):
   Account value                                                      $     6,029
   Net amount at risk (d)                                                      43
   Weighted average period remaining until guaranteed payment          19.7 years

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                        Account
                                                                                      Value Minus
                                                                     Return of Net    Withdrawals
                                                                    Deposits Plus a       Post
                                                                     Minimum Return   Anniversary
                                                                    ---------------   -----------
                                                                        (dollars in millions)
AT DECEMBER 31, 2006

In the event of death (GMDB and EEB):
   Net account value                                                $    10,579       $    11,357
   Net amount at risk (a)                                                   598               541
   Average attained age of contract holders                                  67                65
   Range of guaranteed minimum return rates                                0%-5%                0%

At annuitization (GMIB):
   Net account value                                                $     2,718
   Net amount at risk (b)                                                    21
   Weighted average period remaining until earliest annuitization     2.8 years
   Range of guaranteed minimum return rates                              0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                    $     2,191
   Net amount at risk (c)                                                    --
   Weighted average period remaining until guaranteed  payment        7.5 years

Annual withdrawals at specified date (GMWB):
   Account value                                                    $     3,323
   Net amount at risk (d)                                                     2
   Weighted average period remaining until expected payout           19.2 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $54,495,000 and $71,107,000 as of December 31, 2007 and 2006, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                           Years Ended December 31,
                                                           ------------------------
                                                               2007       2006
                                                             --------   --------
                                                                (in thousands)
Balance at the beginning of the year, before reinsurance     $110,102   $ 97,472
   Guaranteed benefits incurred                                27,822     45,976
   Guaranteed benefits paid                                   (22,886)   (33,346)
                                                             --------   --------
Balance at the end of the year, before reinsurance            115,038    110,102
Less reinsurance                                              (39,326)   (34,868)
                                                             --------   --------
Balance at the end of the year, net of reinsurance           $ 75,712   $ 75,234
                                                             ========   ========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2007 and 2006:

     - Data used was 50 and 5000 stochastically generated investment performance scenarios as of 2007 and 2006, respectively.

     -    Mean investment performance assumption was 10%.

     -    Volatility assumption was 16%.

     - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table for 2007 and 64% of the 75-80 ALB table for 2006.

     - Lapse rates vary by contract type and duration and range from 0% to 40%.

     -    The discount rate was approximately 8%.

     In 2007, the Company recorded a reduction in reserves for guaranteed benefits and guaranteed benefits expense of $15,676,000 due to changes in actuarial estimates from the conversion to a new system, as well as unlocking future assumptions and experience updates.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $26,541,000, $27,210,000 and $28,108,000 in 2007, 2006 and 2005, respectively.
     Guaranteed benefits paid were reduced by reinsurance recoveries of $4,458,000, $3,291,000 and $1,277,000 in 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   REINSURANCE (Continued)

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are net of reinsurance premiums of $28,061,000, $35,182,000 and $33,408,000 in 2007,
     2006 and 2005, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $22,337,000, $27,506,000 and $32,422,000 in 2007, 2006 and 2005,
     respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has three agreements outstanding for which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2007 is $84,385,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share $29,706,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Two of these commitments are scheduled to expire in 2008. The Company's commitments under the third agreement with respect to senior securities are scheduled to expire on October 1, 2009, and those with respect to subordinated securities are scheduled to expire on October 1, 2022. These commitments may be extended beyond their stated maturities. Management does not anticipate any material future losses with respect to these commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company and its subsidiaries received permanent permission from the SEC in September 2007.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     At December 31, 2007, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2012 and thereafter are as follows:

2008         $ 3,005,000
2009           3,138,000
2010           3,108,000
2011           2,959,000
2012           2,959,000
Thereafter    17,180,000
             -----------
             $32,349,000
             ===========

     Rent expense was $3,190,000, $3,122,000 and $3,456,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2007 and 2006, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                          Years ended December 31,
                                                    ------------------------------------
                                                       2007         2006         2005
                                                    ----------   ----------   ----------
                                                               (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                               $  761,664   $  761,259   $  758,346
   Capital contributions by Parent                     173,087          405        2,913
                                                    ----------   ----------   ----------
   Ending balances                                  $  934,751   $  761,664   $  761,259
                                                    ==========   ==========   ==========
RETAINED EARNINGS:
   Beginning balances                               $  992,179   $1,074,953   $  919,612
   Net income                                          130,593      197,226      181,903
   Dividends paid to Parent                                 --     (280,000)     (25,000)
   Adjustment for SICO compensation (See Note 12)           --           --       (1,562)
                                                    ----------   ----------   ----------
   Ending balances                                  $1,122,772   $  992,179   $1,074,953
                                                    ==========   ==========   ==========
ACCUMULATED OTHER COMPREHENSIVE
   INCOME (LOSS):
   Beginning balances                               $    3,017   $   14,074   $   72,575
   Unrealized depreciation of investments, net of
      reclassification adjustments (a)                (168,796)     (46,059)    (103,031)
   Foreign currency translation adjustment                 412        2,546       (2,071)
   Effect on deferred acquisition costs and other
      deferred expenses                                  3,997       26,500       15,100
   Income tax benefit                                   57,609        5,956       31,501
                                                    ----------   ----------   ----------
   Ending balances                                  $ (103,761)  $    3,017   $   14,074
                                                    ==========   ==========   ==========

(a) Includes reclassification adjustments for realized losses included in net income of $123,478,000, $567,000 and $10,436,000 in 2007, 2006 and 2005,
     respectively.

     Capital contributions in 2007 included $4,276,000 of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity, equity securities and securities lending invested collateral included in accumulated other comprehensive income (loss) are as follows:

                                                December 31,   December 31,
                                                    2007           2006
                                                ------------   ------------
                                                       (in thousands)
Gross unrealized gains                           $  48,710       $ 46,190
Gross unrealized losses                           (213,410)       (42,094)
Unrealized gain on foreign currency                  2,057          1,645
Adjustment to DAC and other deferred expenses        2,897         (1,100)
Deferred income taxes                               55,985         (1,624)
                                                 ---------       --------
Accumulated other comprehensive income (loss)    $(103,761)      $  3,017
                                                 =========       ========

     In April 2007, the Company received investments in partnerships, valued at $168,512,000, as capital contributions from the Parent.

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to the shareholder in the year 2008 without obtaining prior approval is $115,117,000.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $175,403,000, $147,384,000 and $171,505,000 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company's statutory capital and surplus totaled $1,154,680,000 and $788,854,000 at December 31, 2007 and 2006,
     respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                             Years ended December 31,
                           ----------------------------
                             2007      2006      2005
                           -------   -------   --------
                                  (in thousands)
Current                    $22,881   $21,472   $(19,809)
Deferred                    (5,869)   34,754     90,547
                           -------   -------   --------
Total income tax expense   $17,012   $56,226   $ 70,738
                           =======   =======   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The U.S. federal income tax rate is 35% for 2007, 2006 and 2005. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                    Years ended December 31,
                                                 ------------------------------
                                                   2007       2006       2005
                                                 --------   --------   --------
                                                         (in thousands)
U.S. federal income tax at statutory rate        $ 51,662   $ 88,708   $ 88,424
Adjustments:
   State income taxes (net of federal benefit)      8,581      2,064      1,094
   Dividends received deduction                   (36,103)   (35,016)   (19,091)
   Tax credits                                     (6,538)    (4,064)    (1,233)
   Adjustment to prior year tax liability (a)      (2,659)    (2,068)        --
   Other, net                                       2,069      6,602      1,544
                                                 --------   --------   --------
   Total income tax expense                      $ 17,012   $ 56,226   $ 70,738
                                                 ========   ========   ========

(a) In 2007 and 2006, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

     At December 31, 2007, SACS had a New Jersey net operating loss carryforward of $94,100,000. This carryforward will expire from 2009 through 2014.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax liability are as follows:

                                                                       December 31,   December 31,
                                                                           2007           2006
                                                                       ------------   ------------
                                                                              (in thousands)
DEFERRED TAX ASSETS:
Investments                                                                19,852         21,579
Contract holder reserves                                                  149,675        123,361
Guaranty fund assessments                                                   3,298          3,309
Reserve for guaranteed benefits                                            26,499         26,332
Net operating loss carryforward                                                --          5,425
Capital loss carryforward - Federal                                            --         16,770
State income taxes and net operating loss                                   8,469          4,549
Net unrealized loss on debt and equity securities available for sale       55,985             --
Other assets                                                                2,681            374
                                                                         --------       --------
   Deferred tax assets                                                    266,459        201,699
Valuation allowance                                                        (6,636)        (3,475)
                                                                         --------       --------
   Net deferred tax asset                                                 259,823        198,224

DEFERRED TAX LIABILITIES:
Deferred acquisition costs and other deferred expenses                   $526,716       $535,600
State income taxes                                                            216             --
Net unrealized gain on debt and equity securities available for sale           --          1,624
Partnership income/loss                                                     9,715          6,376
Other liabilities                                                           2,577             --
                                                                         --------       --------
   Total deferred tax liabilities                                         539,224        543,600
Net deferred tax liability                                               $279,401       $345,376
                                                                         ========       ========

     The Company has concluded that it is more likely than not that certain deferred tax assets will not be fully realized. Accordingly, at December 31, 2007, the Company has a valuation allowance of $6,636,000. Other than the valuation allowance for certain deferred tax assets, the Company has concluded that the remaining deferred tax assets will be fully realized and no additional valuation allowance is necessary.

     In December 2007, AIGRS reached a settlement with the IRS in the United States Tax Court for tax years ended in September 30, 1993 and September 30, 1994. The terms of the settlement will be incorporated into the IRS examinations for tax years of AIGRS from September 30, 1995 through September 30, 1998, and for the Parent for tax year December 31, 1999. The statute of limitations for the years 1997 through 1999 expires on March 31, 2008. In January 2008, the Parent signed a settlement agreement with the IRS for examination of tax years 2000 through 2002. As a result of this settlement agreement, SAAMCo and SACS are due a refund in an amount still to be determined. Further, SAAMCo and SACS settled a New York City audit for tax years 1999 through 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The tax years that remain subject to examination in the United States tax jurisdiction are 1997 to 1999 and 2003 to 2006. The Company has recorded a receivable related to known taxing authority examination adjustments. The amount accrued as of December 31, 2007 and 2006, excluding interest, totaled $10,165,000 and $15,029,000, respectively.

     The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2007, there are no proposed adjustments that would result in a material change to the Company's financial position over the next twelve months.

     At January 1 and December 31, 2007, the Company had no unrecognized tax benefits.

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At January 1 and December 31, 2007, the Company had a receivable of $2,625,000 and $3,177,000, respectively, related to interest (net of federal tax). For the year ended December 31, 2007, the Company had recognized a benefit of $551,000 of interest (net of federal tax).

12.  RELATED PARTY TRANSACTION

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $299,000, $405,000 and $1,351,000 in 2007, 2006 and 2005, respectively, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income. Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2007 and 2006.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2007 and 2006.

     On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby the Company has immediate access of up to $500,000,000. On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2007 and 2006.

     On September 26, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby the Company has the right to borrow up to $500,000,000 from SAII. On December 19, 2001, the Company entered into a short-term financing arrangement with SAII, whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2007 and 2006.

     On November 1, 2002, the Company and various affiliates entered into an inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $925,000,000. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% of the prime rate, or fixed rate loans that pay LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year terms. The commitment termination date is currently September 6, 2008 but may be extended by agreement of the parties. The Company receives annual facility fees, which are currently 0.025%. There was no outstanding balance under this agreement at December 31, 2007 and 2006.

     The Company pays commissions, including support fees to defray marketing and training costs, to seven affiliated broker dealers for distributing its annuity products and mutual funds. Commissions paid to these broker-dealers totaled $66,660,727, $65,243,000 and $63,862,000 for the years ended
     December 31, 2007, 2006 and 2005, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 16%, 18% and 20% of deposits in 2007, 2006 and 2005, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 22%, 25% and 27% of sales in 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2,315,000, $1,983,000 and $1,790,000 in 2007, 2006 and 2005, respectively, and are included in the Company's consolidated statement of income and comprehensive income.

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $16,576,000, $13,122,000 and $9,973,000 in 2007, 2006 and 2005, respectively, and are net of certain administrative costs incurred by VALIC of $4,736,000, $3,749,000 and $2,849,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $193,431,000, $170,589,000 and $153,180,000 for the years ended December
     31, 2007, 2006 and 2005, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $91,084,000, $81,987,000 and $71,533,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

     In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $506,000, $462,000 and $526,000 in 2007, 2006 and 2005, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,563,000, $2,997,000 and $3,326,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company incurred $2,141,000, $2,490,000 and $1,429,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended 2007, 2006 and 2005, respectively.

     In July 2007, the Company purchased a partnership from the Parent for cash equal to its fair value of $66,719,000.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Separate Account are included herein to this Registration Statement:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of December 31, 2007



     -   Schedule of Portfolio Investments as of December 31, 2007



     -   Statement of Operations for the year ended December 31, 2007



     - Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     -   Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included herein:

     -   Report of Independent Registered Public Accounting Firm


     -   Consolidated Balance Sheet as of December 31, 2007 and 2006



     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005



     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005


     -   Notes to Consolidated Financial Statements

(b) Exhibits


(1)   Resolution Establishing Separate Account.........................  1
(2)   Form of Custody Agreements.......................................  Not Applicable
(3)   (a)  Form of Distribution Contract...............................  1
      (b)  Selling Agreement...........................................  1
(4)   Variable Annuity Contract
      (a)  Polaris Choice III Individual Variable Annuity Contract.....  13
      (b)  Maximum Anniversary Value Optional Death Benefit
           Endorsement.................................................  9
      (c)  Purchase Payment Accumulation Optional Death Benefit
           Endorsement.................................................  9
      (d)  Optional Death Benefit Enhancement Endorsement
           (EstatePlus)................................................  3
      (e)  Guaranteed Minimum Account Value Endorsement................  8
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up
           Options.....................................................  9
      (g)  Standard Death Benefit Endorsement..........................  9
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............  12
      (i)  Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement (GMWB for Joint Lives).......  12
      (j)  Nursing Home Rider..........................................  13
      (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB with Bonus)...........................................  15
      (l)  Form of Optional Guaranteed Minimum Withdrawal Benefit
           Endorsement (GMWB with Bonus and GMBB)......................  17
      (m)  Optional Guaranteed Living Benefit Endorsement..............  Filed Herewith
(5)   Application for Contract.........................................  3
      (a)  Participant Enrollment Form.................................  3
      (b)  Annuity Application.........................................  3
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................  5
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  7
      (c)  Amended and Restated By-Laws dated December 19, 2001........  5
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  1
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  1
      (c)  Form of American Funds Fund Participation Agreement.........  6
      (d)  Form of Lord Abbett Fund Participation Agreement............  6
      (e)  Form of Van Kampen Fund Participation Agreement.............  4
      (f)  Form of Nations Annuity Trust Fund Participation
           Agreement...................................................  2

      (g)  Form of BB&T Variable Insurance Fund Participation
           Agreement...................................................  11
      (h)  Form of Principal Variable Contracts Funds Participation
           Agreement...................................................  14
      (i)  Form of American Funds Insurance Series and SunAmerica
           Series Trust Master-Feeder Fund Participation Agreement.....  16
      (j)  Form of Franklin Templeton Variable Insurance Products Trust
           Fund Participation Agreement................................  Filed Herewith
      (k)  Form of Columbia Funds Variable Insurance Trust I Fund
           Participation Agreement.....................................  18
(9)   Opinion and Consent of Counsel of Depositor......................  14
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable
(12)  Initial Capitalization Agreement.................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........  Filed Herewith
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company
           Directors...................................................  Filed Herewith
      (c)  Support Agreement of American International Group, Inc. ....  10


---------------


1             Incorporated by reference to Initial Registration Statement,
              File Nos. 333-25473 and 811-03859, filed on April 18, 1997,
              Accession No. 0000950148-97-000989.
2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-55740 and 811-03859, filed on April 26, 2001, Accession No. 0000950148-01-500444.
3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No.
              0000950148-01-501929.
4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No.
              0000950148-01-502065.
5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-65118 and 811-03859, filed on April 15, 2002, Accession No. 0000950148-02-001017.
6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No.
              0000898430-02-003844.
7 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.
8 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No.
              0000950148-03-002354.
9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
10 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20, File Nos. 333-65118 and 811-03859, filed on August 12, 2005, Accession No.
              0000950129-05-008177.
11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No.
              0000950129-05-009343.
12 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.
13 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006, Accession No.
              0000950124-06-005435.
14 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-137892 and 811-03859, filed December 18, 2006, Accession No. 0000950124-06-007650.
15 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-137892 and 811-03859, filed February 13, 2007, Accession No. 0000950148-07-000038.
16 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.
17 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-137892 and 811-03859, filed on February 4, 2008, Accession No.
              0000950137-08-001533.
18            Incorporated by reference to Initial Registration Statement,
              File Nos. 333-146429 and 811-08810, filed on October 1,
              2007, Accession No. 0000950148-07-000244.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)                 Vice President
Rodney A. Haviland(1)                       Vice President
Stephen J. Stone(1)                         Vice President
Monica F. Suryapranata(1)                   Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-08-002280 filed February 28, 2008.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 15, 2008, the number of Polaris Choice III contracts funded by Variable Separate Account was 10,305 of which 6,073 were qualified contracts and 4,232 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the

Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*         POSITION
    ------------------         --------
    Peter A. Harbeck           Director
    James T. Nichols           Director, President & Chief Executive Officer
    William J. Kuzmich(1)      Director
    Debbie Potash-Turner       Senior Vice President & Chief Financial Officer
    Frank Curran               Controller
    Joseph D. Neary            Chief Compliance Officer
    John T. Genoy              Vice President
    Mallary L. Reznik(2)       Vice President
    Kathleen S. Stevens        Manager, Compliance
    Christine A. Nixon(2)      Secretary
    Virginia N. Puzon(2)       Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


(1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367.



(2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.


(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 and Amendment No. 6 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 25th day of April, 2008.

                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director           April 25, 2008
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director            April 25, 2008
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                 April 25, 2008
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                  April 25, 2008
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                        April 25, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller           April 25, 2008
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                    April 25, 2008
------------------------------------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
 (4)(m)        Optional Guaranteed Living Benefit Endorsement
 (8)(j)        Form of Franklin Templeton Variable Insurance Products Trust
               Fund Participation Agreement
(10)           Consent of Independent Registered Public Accounting Firm
(13)(a)        Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Control with AIG SunAmerica
               Life Assurance Company, the Depositor of Registrant
(13)(b)        Power of Attorney -- AIG SunAmerica Life Assurance Company
               Directors